NATIONWIDE VLI

SEPARATE

ACCOUNT-4

Annual Report

To

Policyholders

December 31, 2021

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide VLI Separate Account-4:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide VLI Separate Account-4 (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 9 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix and the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods in Note 9, in conformity with U.S. generally accepted accounting principles.

Correction of a Misstatement

As discussed in Note 2 to the financial statements, the 2020, 2019, 2018, and 2017 financial statements of Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class (FGOS) have been restated to correct a misstatement.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2021, by correspondence with the transfer agent of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/    KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 4, 2022

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A (ALVGIA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class A (ALVIVA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)

AMERICAN CENTURY INVESTORS, INC.

American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I (ACVCA)

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - Asset Allocation Fund: Class 2 (AMVAA2)

American Funds Insurance Series(R) - The Bond Fund of America: Class 2 (AMVBD2)1

American Funds Insurance Series(R) - Growth-Income Fund: Class 2 (AMVGI2)

American Funds Insurance Series(R) - Growth Fund: Class 2 (AMVGR2)

American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 2 (AMVGS2)

American Funds Insurance Series(R) - International Fund: Class 2 (AMVI2)

American Funds Insurance Series(R) - New World Fund: Class 2 (AMVNW2)

AMUNDI US

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class I (PIHYB1)

BLACKROCK FUNDS

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I (BRVHYI)

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)

BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Core V.I. Fund: Class II (MLVLC2)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)

BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares (DSC)

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Initial Shares (DVMCS)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

CALVERT GROUP

Calvert VP S&P 500 Index Portfolio (CVSPIP)

DAVIS FUNDS

Davis Variable Account Fund, Inc. - Davis Value Portfolio (DAVVL)

DELAWARE FUNDS BY MACQUARIE

Delaware Variable Insurance Product Trust - Delaware VIP Emerging Markets Series: Service Class (DWVEMS)

Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)

DIMENSIONAL FUND ADVISORS INC.

DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class (DFVGMI)1

DFA Investment Dimensions Group Inc. - VIT Inflation-Protected Securities Portfolio: Institutional Class (DFVIPS)

DFA Investment Dimensions Group Inc. - VA International Small Portfolio (DFVIS)

DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio (DFVULV)

DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio (DFVUTV)

DWS INVESTMENT MANAGEMENT AMERICAS, INC.

Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A (DSGIBA)

Deutsche DWS Variable Series II - DWS CROCI(R) U.S. VIP: Class B (SVSLVB)

Deutsche DWS Variable Series II - DWS Small Mid Cap Value VIP: Class B (SVSSVB)

EATON VANCE FUNDS

Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)

Federated Hermes Insurance Series - Federated Hermes Fund for U.S. Government Securities II (FVUS2)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)

Fidelity Variable Insurance Products - Emerging Markets Portfolio - Service Class (FEMS)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2005 Portfolio: Service Class (FF05S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2015 Portfolio: Service Class (FF15S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2025 Portfolio: Service Class (FF25S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2035 Portfolio: Service Class (FF35S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2040 Portfolio: Service Class (FF40S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2045 Portfolio: Service Class (FF45S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2050 Portfolio: Service Class (FF50S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2055 Portfolio: Service Class (FF55S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2060 Portfolio: Service Class (FF60S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Income Fund Portfolio: Service Class (FFINS)

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class (FGOS)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class (FHIS)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class (FIP)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class (FMMP)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)

Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class (FRESS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 (TIF)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Institutional Shares (GVCSE)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares (GVGMNS)1

Goldman Sachs Variable Insurance Trust - Goldman Sachs Growth Opportunities Fund: Service Shares (GVGOPS)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Mid Cap Value Fund: Institutional Shares (GVMCE)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)

GUGGENHEIM INVESTMENTS

Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)

INVESCO INVESTMENTS

Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)

Invesco - Invesco V.I. Growth and Income Fund: Series I Shares (ACGI)

Invesco - Invesco V.I. High Yield Fund: Series I Shares (AVHY1)

Invesco - Invesco V.I. International Growth Fund: Series I Shares (AVIE)

Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares (AVMCCI)1

Invesco - Invesco V.I. Small Cap Equity Fund: Series I Shares (AVSCE)

Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)1

Invesco - Invesco V.I. Main Street Fund: Series I (OVGI)1

Invesco - Invesco V.I. Capital Appreciation Fund: Series I (OVGR)1

Invesco - Invesco V.I. Global Fund: Series I (OVGS)1

Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)

Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)1

Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)1

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP)1

Ivy Variable Insurance Portfolios - Delaware Ivy Growth: Class II (WRGP)1

Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II (WRHIP)1

Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II (WRMCG)1

Ivy Variable Insurance Portfolios - Delaware Ivy Securian Real Estate Securities: Class II (WRRESP)1

Ivy Variable Insurance Portfolios - Delaware Ivy Science and Technology: Class II (WRSTP)1

J.P. MORGAN INVESTMENT MANAGEMENT INC.

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)

JPMorgan Insurance Trust - JPMorgan Insurance Trust Small Cap Core Portfolio 1 (JPSCE1)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI)

Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS)

Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Service Shares (JAMVS)

LAZARD FUNDS

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)

LEGG MASON

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class I (SBVSG)

LINCOLN FUNDS

Lincoln Variable Insurance Products Trust - Baron Growth Opportunities Fund: Service Class (BNCAI)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC (LOVBD)

Lord Abbett Series Fund, Inc. - Mid Cap Stock Portfolio: Class VC (LOVMCV)*

Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)

Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Initial Class (MNDIC)

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)

MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)

MFS(R) Variable Insurance Trust II - MFS Blended Research(R) Core Equity Portfolio: Service Class (MVBRES)

MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)

MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class (MVIGIC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)

MFS(R) Variable Insurance Trust - MFS Total Return Bond Series: Service Class (MVRBSS)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)

Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class I (MSVEG)

Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)

Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio: Class I (MSVMG)

Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)

Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II (VKVGR2)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II (DTRTFB)1

Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I (EIF)1

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)1

Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)1

Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)1

Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)1

Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)1

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)

Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)1

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I (IDPG)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I (IDPGI)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)1

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class I (NCPG)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class I (NCPGI)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)1

Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I (NVCCA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I (NVCCN1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I (NVCMA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I (NVCMC1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I (NVCMD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I (NVCRA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I (NVCRB1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I (NVLCP1)1

Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I (NVMIG1)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)1

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I (NVNMO1)1

Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class I (NVNSR1)1

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)1

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class I (NVSTB1)

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V (SAM5)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)

Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: I Class Shares (AMRI)

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)

NORTHERN LIGHTS

Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 3 (NOTB3)

Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 3 (NOTG3)

Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 3 (NOTMG3)

PIMCO FUNDS

PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)

PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)

PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class (PMVGBA)

PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class (PMVHYA)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)

PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class (PMVLGA)

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)1

Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)

Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB (PVTSCB)

ROYCE CAPITAL FUNDS

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio (TRBCGP)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II (TREI2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited-Term Bond Portfolio (TRLT1)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II (TRMCG2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price All-Cap Opportunities Portfolio (TRNAG1)1

T. Rowe Price Equity Series, Inc. - T. Rowe Price Moderate Allocation Portfolio (TRPSB1)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - Global Resources Fund: Initial Class (VWHA)1

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard Variable Insurance Fund - Balanced Portfolio (VVB)

Vanguard Variable Insurance Fund - Capital Growth Portfolio (VVCG)

Vanguard Variable Insurance Fund - Diversified Value Portfolio (VVDV)*

Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)

Vanguard Variable Insurance Fund - International Portfolio (VVI)

Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)

Vanguard Variable Insurance Fund - Real Estate Index Portfolio (VVREI)

Vanguard Variable Insurance Fund - Small Company Growth Portfolio (VVSCG)

Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)

Vanguard Variable Insurance Fund-Total International Stock Market Index Portfolio (VVTISI)

VIRTUS MUTUAL FUNDS

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I (VRVDRI)

WELLS FARGO FUNDS

Allspring Variable Trust - VT Discovery Fund: Class 2 (SVDF)1

Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)1

Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)1

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from November 15, 2021 (inception) to December 31, 2021.

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust - MFS Growth Series: Service Class (MEGSS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from April 23, 2021 (inception) to December 31, 2021.

DIMENSIONAL FUND ADVISORS INC.

DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class (DFVEA)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y (NVSIXD)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from October 27, 2021 (inception) to December 31, 2021.

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Bond Index Portfolio: Service Class (FVBIS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from July 26, 2021 (inception) to December 31, 2021.

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Extended Market Index Portfolio: Service Class (FVEMIS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from April 12, 2021 (inception) to December 31, 2021.

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP International Index Portfolio: Service Class (FVIIS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from November 9, 2021 (inception) to December 31, 2021.

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust II - MFS Emerging Markets Equity Portfolio: Initial Class (MV2EEI)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from January 15, 2021 (inception) to December 31, 2021.

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust II - MFS Emerging Markets Equity Portfolio: Service Class (MV2EES)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from March 10, 2021 (inception) to December 31, 2021.

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard Variable Insurance Fund - Growth Portfolio (VVG)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from April 30, 2021 (inception) to December 31, 2021.

INVESCO INVESTMENTS

Invesco - Invesco V.I. American Value Fund: Series I Shares (MSVMV)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from May 4, 2021 (inception) to December 31, 2021.

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard Variable Insurance Fund - Global Bond Index Portfolio (VVGBI)

Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio (VVTSM)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from July 1, 2021 (inception) to December 31, 2021.

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2065 Portfolio: Service Class (FF65S)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from November 16, 2020 (inception) to December 31, 2020.

MAINSTAY FUNDS

MainStay VP Funds Trust - MainStay VP Floating Rate Portfolio: Service Class (MNVFRS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from October 23, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P (NVIDMP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P (NVDCAP)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from October 16, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from September 11, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)1

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from September 4, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from August 26, 2020 (inception) to December 31, 2020.

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class (MV3MVI)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from June 29, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class Y (NJMMAY)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from May 15, 2020 (inception) to December 31, 2020.

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard Variable Insurance Fund - Equity Index Portfolio (VVEIX)

Statement of changes in contract owners’ equity for the period from May 11, 2020 (inception) to October 23, 2020 (liquidation).

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II (NVLCA2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from May 1, 2020 (inception) to December 31, 2020.

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - Capital World Bond Fund: Class 2 (AMVGB2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from March 2, 2020 (inception) to December 31, 2020.

CHARLES SCHWAB FUNDS

Schwab Annuity Portfolios - Schwab(R) S&P 500 Index Portfolio (SASP5I)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from February 11, 2020 (inception) to December 31, 2020.

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Total Market Index Portfolio: Service Class (FVMIS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from January 16, 2020 (inception) to December 31, 2020.

DIMENSIONAL FUND ADVISORS INC.

DFA Investment Dimensions Group Inc. - VA International Value Portfolio (DFVIV)

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard Variable Insurance Fund - Equity Income Portfolio (VVEI)

Statement of operations for the period from January 1, 2021 to April 30, 2021 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2021 to April 30, 2021 (liquidation) and the year ended December 31, 2020.

INVESCO INVESTMENTS

Invesco - Invesco V.I. Value Opportunities Fund: Series I Shares (AVBVI)

Statement of changes in contract owners’ equity for the period from January 1, 2020 to October 23, 2020 (liquidation).

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class P (NVLCAP)

Nationwide Variable Insurance Trust - NVIT DFA Capital Moderate Fund: Class P (NVLMP)

Statement of changes in contract owners’ equity for the period from January 1, 2020 to October 16, 2020 (liquidation).

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I (GVDIVI)

Statement of changes in contract owners’ equity for the period from January 1, 2020 to September 11, 2020 (liquidation).

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)

Statement of changes in contract owners’ equity for the period from January 1, 2020 to August 6, 2020 (liquidation).

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund – International Value Portfolio: Initial Shares (DVIV)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
ALVDAA	1,912	$24,844	$28,568	$3	$28,571	$-	$28,571
ALVGIA	887,129	25,570,743	32,672,974	-	32,672,974	49	32,672,925
ALVIVA	276,844	3,901,813	4,351,992	22	4,352,014	-	4,352,014
ALVIVB	15,521	245,859	242,440	4	242,444	-	242,444
ALVSVA	796,829	14,551,139	18,693,619	17	18,693,636	-	18,693,636
ACVCA	43,798	807,072	819,027	27	819,054	-	819,054
ACVI	154,918	1,754,336	2,302,084	-	2,302,084	6	2,302,078
ACVIG	2,382,052	22,078,461	25,535,592	-	25,535,592	18	25,535,574
ACVIP1	3,163,694	34,135,155	36,224,297	24	36,224,321	-	36,224,321
ACVIP2	724,104	7,620,646	8,269,263	-	8,269,263	9	8,269,254
ACVMV1	470,427	9,244,631	11,770,079	29	11,770,108	-	11,770,108
ACVV	1,202,317	12,931,495	16,435,674	74	16,435,748	-	16,435,748
AMVAA2	520,951	12,720,487	14,972,142	38	14,972,180	-	14,972,180
AMVBD2	5,424,193	59,889,895	59,991,578	41	59,991,619	-	59,991,619
AMVGB2	403,192	4,969,445	4,717,347	13	4,717,360	-	4,717,360
AMVGI2	24,302	1,231,764	1,614,658	-	1,614,658	2	1,614,656
AMVGR2	445,904	41,022,585	56,308,818	-	56,308,818	8	56,308,810
AMVGS2	106,937	2,953,408	3,522,500	8	3,522,508	-	3,522,508
AMVI2	1,244,408	25,058,205	28,123,629	26	28,123,655	-	28,123,655
AMVNW2	1,534,298	47,141,473	48,299,689	5	48,299,694	-	48,299,694
PIHYB1	375,489	3,269,663	3,507,071	-	3,507,071	10	3,507,061
BRVHYI	3,060,923	22,336,085	23,232,402	85,255	23,317,657	-	23,317,657
MLVGA2	679,053	11,847,775	12,026,035	4	12,026,039	-	12,026,039
MLVLC2	55,137	1,337,418	1,171,112	8	1,171,120	-	1,171,120
DCAP	87,183	3,950,837	4,683,479	2	4,683,481	-	4,683,481
DSC	23,135	994,922	1,336,499	3	1,336,502	-	1,336,502
DSIF	12,816,498	694,198,605	997,251,724	175	997,251,899	-	997,251,899
DSRG	311,782	11,469,961	18,108,274	32	18,108,306	-	18,108,306
DVMCS	100,001	1,947,146	2,477,017	9	2,477,026	-	2,477,026
DVSCS	7,443,473	124,522,259	175,293,796	27	175,293,823	-	175,293,823
CVSPIP	3,750	617,859	750,579	-	750,579	-	750,579
SASP5I	1,408,102	75,039,866	99,144,495	35	99,144,530	-	99,144,530
DAVVL	634,709	5,147,447	5,699,683	23	5,699,706	-	5,699,706
DWVEMS	230,686	5,418,684	6,516,871	1	6,516,872	-	6,516,872
DWVSVS	512,387	16,647,864	23,190,642	57	23,190,699	-	23,190,699
DFVEA	717	10,955	10,705	-	10,705	2	10,703
DFVGMI	8,392	125,010	132,418	-	132,418	1	132,417
DFVIPS	667,871	7,398,232	7,546,939	9	7,546,948	-	7,546,948
DFVIS	1,521	17,270	20,770	7	20,777	-	20,777
DFVIV	5,638	66,051	75,270	-	75,270	1	75,269
DFVULV	384,214	10,136,177	12,725,170	20,499	12,745,669	-	12,745,669
DFVUTV	201,370	4,494,112	4,746,295	-	4,746,295	6	4,746,289
DSGIBA	8,122	190,913	217,494	-	217,494	5	217,489
SVSLVB	2,304	29,286	37,110	9	37,119	-	37,119
SVSSVB	9,474	115,528	146,473	11	146,484	-	146,484
ETVFR	3,525,945	32,046,565	32,050,836	-	32,050,836	68	32,050,768
FQB	1,898,719	21,194,079	21,379,579	13	21,379,592	-	21,379,592
FVU2	73,072	793,202	942,623	-	942,623	8	942,615
FVUS2	82,602	913,633	884,663	-	884,663	3	884,660
FCS	938,665	36,543,059	50,687,894	51	50,687,945	-	50,687,945
FEIS	2,819,709	62,295,120	73,227,832	48	73,227,880	-	73,227,880
FEMS	1,087,100	14,378,601	13,708,335	-	13,708,335	1	13,708,334
FF05S	47,413	636,338	652,406	-	652,406	9	652,397

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
FF10S	249,676	3,379,526	3,602,820	41	3,602,861	-	3,602,861
FF15S	674,291	8,826,214	9,696,303	7	9,696,310	-	9,696,310
FF20S	2,125,241	29,192,323	32,664,960	-	32,664,960	3	32,664,957
FF25S	2,358,110	36,478,231	41,880,030	65	41,880,095	-	41,880,095
FF30S	3,499,054	53,220,776	62,563,088	112	62,563,200	-	62,563,200
FF35S	333,837	8,948,100	10,001,746	36	10,001,782	-	10,001,782
FF40S	1,121,634	26,034,900	32,493,739	66	32,493,805	-	32,493,805
FF45S	51,283	1,386,291	1,498,488	10	1,498,498	-	1,498,498
FF50S	91,597	2,101,967	2,408,085	19	2,408,104	-	2,408,104
FF55S	25,421	362,934	362,760	-	362,760	19	362,741
FF60S	50,334	714,368	713,240	-	713,240	7	713,233
FF65S	505	7,056	7,027	-	7,027	1	7,026
FFINS	125,473	1,551,813	1,598,529	13	1,598,542	-	1,598,542
FGOS	8,322	337,046	657,958	1	657,959	-	657,959
FGS	1,860,638	148,370,073	189,226,860	1	189,226,861	-	189,226,861
FHIS	2,148,061	11,352,509	11,191,395	-	11,191,395	7	11,191,388
FIGBS	13,427,878	175,392,428	176,979,428	21	176,979,449	-	176,979,449
FIP	6,921	2,912,813	3,240,864	26	3,240,890	-	3,240,890
FMCS	1,008,693	34,383,575	40,983,204	-	40,983,204	23	40,983,181
FMMP	2,150,017	2,150,017	2,150,017	-	2,150,017	24	2,149,993
FNRS2	328,807	4,770,779	5,158,975	-	5,158,975	1	5,158,974
FOS	793,570	16,932,978	23,116,684	22	23,116,706	-	23,116,706
FRESS	121,262	2,077,441	2,875,119	13	2,875,132	-	2,875,132
FVBIS	346	3,857	3,812	-	3,812	5	3,807
FVEMIS	49	717	701	4	705	-	705
FVIIS	245	2,901	2,806	-	2,806	5	2,801
FVMIS	15,666	177,844	272,586	-	272,586	4	272,582
FVSS	261,758	3,478,566	4,279,747	-	4,279,747	7	4,279,740
FTVDM2	318,274	3,045,737	3,395,984	7	3,395,991	-	3,395,991
FTVFA2	115,652	707,078	689,284	5	689,289	-	689,289
FTVGB1	965,047	14,389,488	13,336,946	1	13,336,947	-	13,336,947
FTVGI2	389,718	6,105,487	5,116,993	1	5,116,994	-	5,116,994
FTVIS2	336,296	5,005,215	5,636,314	-	5,636,314	5	5,636,309
FTVMD2	28,805	475,421	564,866	19	564,885	-	564,885
FTVSV2	660,319	9,424,474	11,581,996	53	11,582,049	-	11,582,049
FTVSVI	674,987	10,961,445	12,440,008	-	12,440,008	39	12,439,969
TIF	55,439	745,619	770,601	-	770,601	14	770,587
TIF2	774,278	10,111,901	10,522,436	32	10,522,468	-	10,522,468
GVCSE	131,415	1,699,714	1,718,914	-	1,718,914	190	1,718,724
GVGMNS	2,263	27,020	29,104	5	29,109	-	29,109
GVGOPS	113,361	1,406,573	1,383,003	-	1,383,003	7	1,382,996
GVMCE	588,094	9,985,961	11,479,586	-	11,479,586	38	11,479,548
GVMSAS	1,832	17,179	17,878	5	17,883	-	17,883
RVARS	13,790	348,130	372,463	-	372,463	6	372,457
ACEG	32,226	2,515,319	2,856,169	-	2,856,169	16	2,856,153
ACGI	215,084	3,866,917	5,097,484	-	5,097,484	10	5,097,474
AVHY1	153,351	801,861	802,027	17	802,044	-	802,044
AVIE	972,186	37,678,415	40,258,234	38	40,258,272	-	40,258,272
AVMCCI	26,551	292,659	344,371	14	344,385	-	344,385
AVSCE	8,586	204,870	201,696	-	201,696	6	201,690
IVBRA1	169,236	1,780,047	1,820,979	2	1,820,981	-	1,820,981
MSVMV	1	15	16	-	16	16	-
OVAG	492,758	39,769,990	56,484,881	-	56,484,881	8	56,484,873

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
OVGI	267,820	8,139,464	9,596,005	-	9,596,005	11	9,595,994
OVGR	183,501	10,742,223	15,021,407	86	15,021,493	-	15,021,493
OVGS	1,816,189	78,268,302	103,922,345	-	103,922,345	2	103,922,343
OVIG	8,280,658	20,342,791	24,179,521	51	24,179,572	-	24,179,572
OVSB	3,862,570	19,607,622	17,188,438	4	17,188,442	-	17,188,442
OVSC	312,528	7,561,198	9,835,249	-	9,835,249	24	9,835,225
WRASP	704,867	6,408,661	7,181,749	15	7,181,764	-	7,181,764
WRGP	477,166	5,399,871	7,086,399	12	7,086,411	-	7,086,411
WRHIP	4,165,872	13,692,518	14,133,138	20	14,133,158	-	14,133,158
WRMCG	402,906	5,896,284	7,188,563	-	7,188,563	9	7,188,554
WRRESP	896,210	6,545,086	8,754,177	29	8,754,206	-	8,754,206
WRSTP	348,127	12,245,741	10,271,801	-	10,271,801	288	10,271,513
JPMMV1	4,343,576	46,107,194	57,943,308	-	57,943,308	18	57,943,290
JPSCE1	39,522	889,791	1,122,434	10	1,122,444	-	1,122,444
JABS	945,983	37,536,997	50,269,559	71	50,269,630	-	50,269,630
JACAS	1,305,751	52,149,285	73,957,752	68	73,957,820	-	73,957,820
JAEI	16,097	1,301,020	1,617,886	5	1,617,891	-	1,617,891
JAFBS	566,276	7,641,730	7,514,485	6	7,514,491	-	7,514,491
JAGTS	2,276,151	35,241,889	47,594,317	79	47,594,396	-	47,594,396
JAIGS	642,018	19,907,536	26,335,591	29	26,335,620	-	26,335,620
JAMGS	488,368	36,463,206	45,169,157	7	45,169,164	-	45,169,164
JAMVS	53,591	842,551	983,930	8	983,938	-	983,938
LZREMS	536,841	10,544,438	11,735,339	29	11,735,368	-	11,735,368
SBVSG	775,885	25,584,237	28,180,141	44	28,180,185	-	28,180,185
BNCAI	87,282	5,356,810	7,992,146	-	7,992,146	51	7,992,095
LOVBD	354,844	4,302,018	4,364,585	7	4,364,592	-	4,364,592
LOVSDC	1,652,774	23,742,650	23,287,581	14	23,287,595	-	23,287,595
LOVTRC	1,256,218	21,686,755	21,167,267	37	21,167,304	-	21,167,304
MNVFRS	5,646	49,283	50,044	-	50,044	11	50,033
MEGSS	82	6,193	6,123	-	6,123	6	6,117
MMCGSC	252,259	2,783,957	2,631,065	13	2,631,078	-	2,631,078
MNDIC	79,080	1,807,814	1,842,555	17	1,842,572	-	1,842,572
MNDSC	235,190	4,865,033	4,666,173	-	4,666,173	40	4,666,133
MV2EEI	65	1,090	1,044	-	1,044	4	1,040
MV2EES	8,396	150,431	132,316	-	132,316	-	132,316
MV2IGI	201,517	4,172,959	5,555,825	16	5,555,841	-	5,555,841
MV2RIS	2,187,802	39,032,499	41,218,184	40	41,218,224	-	41,218,224
MV3MVI	31,875	335,978	353,491	-	353,491	4	353,487
MV3MVS	138,735	1,265,916	1,519,144	-	1,519,144	12	1,519,132
MVBRES	34,535	1,864,731	2,338,394	13	2,338,407	-	2,338,407
MVFIC	507,650	9,847,772	12,549,109	-	12,549,109	22	12,549,087
MVFSC	5,004,809	97,503,355	120,916,190	73	120,916,263	-	120,916,263
MVIGIC	29,630	452,551	497,188	-	497,188	5	497,183
MVIVSC	3,121,445	85,533,053	115,368,590	14	115,368,604	-	115,368,604
MVRBSS	311,461	4,215,194	4,164,236	4	4,164,240	-	4,164,240
MSEM	1,033,827	7,682,671	7,443,556	-	7,443,556	15	7,443,541
MSVEG	284,833	18,816,821	15,301,210	28	15,301,238	-	15,301,238
MSVFI	253,882	2,816,703	2,658,146	6	2,658,152	-	2,658,152
MSVMG	204,277	4,432,070	3,480,879	53	3,480,932	-	3,480,932
MSVRE	302,955	5,696,712	7,110,361	-	7,110,361	31	7,110,330
VKVGR2	461,574	3,762,091	4,781,910	3	4,781,913	-	4,781,913
DTRTFB	45,337	457,878	447,931	-	447,931	3	447,928
EIF	720,468	12,735,145	16,419,470	5	16,419,475	-	16,419,475

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
GBF	10,649,998	115,300,675	115,765,474	36	115,765,510	-	115,765,510
GEM	977,321	12,855,752	13,428,392	22	13,428,414	-	13,428,414
GIG	1,461,728	16,331,887	18,637,031	32	18,637,063	-	18,637,063
GVAAA2	475,495	12,047,521	14,312,401	5	14,312,406	-	14,312,406
GVABD2	162,045	1,973,044	1,981,810	-	1,981,810	1	1,981,809
GVAGG2	260,936	8,381,518	11,877,827	12	11,877,839	-	11,877,839
GVAGI2	93,165	5,184,765	6,320,291	-	6,320,291	28	6,320,263
GVAGR2	168,783	15,881,543	24,390,836	20	24,390,856	-	24,390,856
GVDMA	8,907,766	114,996,165	130,944,157	-	130,944,157	26	130,944,131
GVDMC	2,107,696	22,730,642	25,039,429	12	25,039,441	-	25,039,441
GVEX1	634,640	13,179,044	17,731,847	-	17,731,847	17	17,731,830
GVIDA	3,666,343	47,330,910	54,298,538	37	54,298,575	-	54,298,575
GVIDC	1,744,340	17,722,196	18,734,208	13	18,734,221	-	18,734,221
GVIDM	6,445,068	78,378,559	84,688,199	1	84,688,200	-	84,688,200
GVIX2	366,392	3,468,590	4,096,257	-	4,096,257	7	4,096,250
HIBF	3,502,527	22,905,429	22,941,552	28	22,941,580	-	22,941,580
IDPG	24,380	299,288	315,963	-	315,963	7	315,956
IDPGI	837	9,224	10,047	-	10,047	4	10,043
MCIF	5,367,916	121,054,345	148,530,240	46	148,530,286	-	148,530,286
MSBF	1,215,346	11,070,754	11,120,417	-	11,120,417	3	11,120,414
NCPG	15,281	174,877	199,567	1	199,568	-	199,568
NCPGI	1,756	18,816	21,288	-	21,288	5	21,283
NJMMAY	81,707	793,133	835,045	-	835,045	2	835,043
NVAMV1	2,093,944	32,935,351	41,606,669	29	41,606,698	-	41,606,698
NVAMVX	1,418,513	19,616,444	28,143,300	14	28,143,314	-	28,143,314
NVBX	22,182,639	238,490,341	237,132,413	-	237,132,413	15	237,132,398
NVCBD1	249,221	2,812,504	2,691,586	2	2,691,588	-	2,691,588
NVCCA1	396,595	3,916,729	4,862,261	-	4,862,261	7	4,862,254
NVCCN1	349,031	3,632,501	3,961,500	7	3,961,507	-	3,961,507
NVCMA1	863,912	8,285,038	9,701,734	12	9,701,746	-	9,701,746
NVCMC1	187,781	2,068,909	2,266,516	-	2,266,516	32	2,266,484
NVCMD1	895,342	9,809,934	11,030,616	-	11,030,616	2	11,030,614
NVCRA1	304,220	3,086,861	3,967,031	-	3,967,031	17	3,967,014
NVCRB1	618,586	6,691,554	7,719,952	-	7,719,952	5	7,719,947
NVDBL2	113,406	1,751,921	1,966,466	9	1,966,475	-	1,966,475
NVDCA2	36,632	647,756	740,328	4	740,332	-	740,332
NVDCAP	12,925	231,884	260,056	-	260,056	-	260,056
NVFIII	14,849	168,780	162,889	-	162,889	-	162,889
NVGEII	5,012	70,701	81,544	-	81,544	1	81,543
NVIDMP	289,295	3,577,916	3,781,082	-	3,781,082	2	3,781,080
NVIE6	18,445	166,600	232,960	1	232,961	-	232,961
NVIX	3,266,746	32,379,252	36,587,550	81	36,587,631	-	36,587,631
NVLCP1	495,125	5,775,944	5,688,987	7	5,688,994	-	5,688,994
NVMIG1	1,897,116	21,047,105	21,930,661	-	21,930,661	15	21,930,646
NVMIVX	487,399	4,564,843	5,609,961	-	5,609,961	3	5,609,958
NVMLG1	2,283,094	22,813,760	23,926,823	79	23,926,902	-	23,926,902
NVMMG1	5,225,626	58,285,714	60,408,237	18	60,408,255	-	60,408,255
NVMMV1	1,087,937	8,069,601	10,357,161	-	10,357,161	5	10,357,156
NVMMV2	1,377,098	12,993,109	13,206,370	-	13,206,370	4	13,206,366
NVNMO1	1,496,700	15,454,926	22,675,002	-	22,675,002	4	22,674,998
NVNSR1	39,834	599,534	630,967	1	630,968	-	630,968
NVOLG1	13,875,841	269,536,640	333,436,470	21	333,436,491	-	333,436,491
NVRE1	4,167,729	29,323,041	43,969,536	66	43,969,602	-	43,969,602

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
NVSIX2	250,395	2,324,587	2,536,501	2	2,536,503	-	2,536,503
NVSIXD	2,762	28,497	28,417	-	28,417	3	28,414
NVSTB1	15,615,480	162,995,224	160,214,820	411	160,215,231	-	160,215,231
NVSTB2	204,027	2,118,614	2,085,156	3	2,085,159	-	2,085,159
NVTIV3	75,101	851,333	871,166	4	871,170	-	871,170
SAM	35,570,872	35,570,872	35,570,872	-	35,570,872	4	35,570,868
SAM5	263,011,493	263,011,493	263,011,493	7	263,011,500	-	263,011,500
SCF	2,487,331	48,045,814	64,396,994	-	64,396,994	61	64,396,933
SCGF	1,818,806	31,737,704	36,139,666	29	36,139,695	-	36,139,695
SCVF	4,292,690	42,634,318	49,709,351	55	49,709,406	-	49,709,406
TRF	2,026,891	38,793,279	55,171,984	-	55,171,984	61	55,171,923
AMCG	46,415	1,571,722	1,872,399	15	1,872,414	-	1,872,414
AMMCGS	31,048	894,670	1,118,366	3	1,118,369	-	1,118,369
AMRI	649	8,223	13,195	-	13,195	-	13,195
AMSRS	79,097	2,039,264	2,928,974	29	2,929,003	-	2,929,003
AMTB	557,572	5,973,837	5,843,356	4	5,843,360	-	5,843,360
NOTB3	5,462	64,475	69,536	-	69,536	2	69,534
NOTG3	4,401	49,486	57,388	-	57,388	2	57,386
NOTMG3	11,844	138,327	158,826	2	158,828	-	158,828
PMVAAA	472,193	4,841,794	5,434,936	-	5,434,936	3	5,434,933
PMVFBA	162,679	1,611,092	1,491,770	33	1,491,803	-	1,491,803
PMVFHA	34,434	382,624	370,162	10	370,172	-	370,172
PMVGBA	89,477	1,018,190	978,874	8	978,882	-	978,882
PMVHYA	128,273	979,076	1,018,490	81	1,018,571	-	1,018,571
PMVLDA	4,325,403	44,582,327	44,248,873	-	44,248,873	20	44,248,853
PMVLGA	1,279,772	17,490,780	14,384,634	2	14,384,636	-	14,384,636
PMVRRA	3,999,194	52,539,098	55,948,723	50	55,948,773	-	55,948,773
PMVRSA	49,336	348,023	381,858	1	381,859	-	381,859
PMVTRA	6,680,115	73,889,939	71,878,041	-	71,878,041	18	71,878,023
PVEIB	75,852	1,895,335	2,337,758	-	2,337,758	1	2,337,757
PVGOB	228,987	2,967,368	3,668,375	-	3,668,375	11	3,668,364
PVTIGB	63,774	942,621	1,087,986	-	1,087,986	16	1,087,970
PVTSCB	106,733	1,080,571	1,483,588	-	1,483,588	8	1,483,580
ROCMC	196,512	2,112,907	2,902,484	13	2,902,497	-	2,902,497
TRBCGP	2,617,333	109,833,584	139,032,720	-	139,032,720	5,534	139,027,186
TREI2	721,554	18,729,563	21,581,665	98	21,581,763	-	21,581,763
TRHS2	260,546	13,140,310	15,942,838	16	15,942,854	-	15,942,854
TRLT1	5,449,724	27,188,668	26,758,147	7	26,758,154	-	26,758,154
TRMCG2	1,349,965	39,068,216	43,630,868	-	43,630,868	9	43,630,859
TRNAG1	2,237,292	79,948,148	86,538,450	44	86,538,494	-	86,538,494
TRPSB1	400,998	8,835,333	9,074,595	13	9,074,608	-	9,074,608
VWEM	584,470	8,334,997	8,416,364	-	8,416,364	26	8,416,338
VWHA	716,909	13,635,467	19,076,945	76	19,077,021	-	19,077,021
VVB	745,773	17,910,019	21,187,422	3	21,187,425	-	21,187,425
VVCG	440,470	16,194,504	22,327,402	19	22,327,421	-	22,327,421
VVEI	25,438	634,285	707,436	5	707,441	-	707,441
VVEIX	1,843	77,743	120,631	5	120,636	-	120,636
VVG	8,167	292,022	312,567	-	312,567	1	312,566
VVGBI	4,134	87,681	88,048	-	88,048	3	88,045
VVHGB	4,811,934	57,993,927	58,801,836	-	58,801,836	43	58,801,793
VVI	382,504	11,548,444	15,185,426	1	15,185,427	-	15,185,427
VVMCI	1,111,873	23,894,008	32,778,018	62	32,778,080	-	32,778,080
VVREI	184,876	2,334,733	3,061,542	32	3,061,574	-	3,061,574

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
VVSCG	322,729	6,889,925	8,552,327	19	8,552,346	-	8,552,346
VVSTC	12,266	132,701	132,230	5	132,235	-	132,235
VVTISI	804,513	15,826,736	19,493,354	14	19,493,368	-	19,493,368
VVTSM	3,084	167,175	175,594	-	175,594	1	175,593
VRVDRI	173,315	3,171,842	4,386,606	9	4,386,615	-	4,386,615
SVDF	659,213	23,455,197	28,174,774	55	28,174,829	-	28,174,829
SVOF	275,817	7,103,767	9,692,205	54	9,692,259	-	9,692,259
WFVSCG	837,608	9,989,670	11,760,012	-	11,760,012	67	11,759,945

Total (unaudited)			$6,991,441,547	$110,096	$6,991,551,643	$7,329	$6,991,544,314

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).
**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no policyholders were invested at December 31, 2021, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	Total (unaudited)	ALVDAA	ALVGIA	ALVIVA	ALVIVB	ALVSVA	ACVCA	ACVI
Reinvested dividends	$67,094,204	536	256,014	65,796	3,099	145,899	-	3,397
Mortality and expense risk charges (note 3)	(6,891,026)	-	(45,554)	(1,930)	-	(8,897)	(1,884)	(2,426)

Net investment income (loss)	60,203,178	536	210,460	63,866	3,099	137,002	(1,884)	971

Realized gain (loss) on investments	235,096,570	277	806,755	187,288	26	373,043	169,604	79,717
Change in unrealized gain (loss) on investments	329,284,242	1,640	6,143,442	188,266	(3,418)	4,630,224	(183,507)	44,818

Net gain (loss) on investments	564,380,812	1,917	6,950,197	375,554	(3,392)	5,003,267	(13,903)	124,535

Reinvested capital gains	297,041,844	-	-	-	-	-	111,837	60,138

Net increase (decrease) in contract owners’ equity resulting from operations	$921,625,834	2,453	7,160,657	439,420	(293)	5,140,269	96,050	185,644

Investment Activity*:	ACVIG	ACVIP1	ACVIP2	ACVMV1	ACVV	AMVAA2	AMVBD2	AMVGB2
Reinvested dividends	$262,409	1,182,425	249,796	128,643	278,067	229,592	845,171	75,343
Mortality and expense risk charges (note 3)	(3,882)	(62,131)	-	(5,925)	(20,043)	(18,833)	(60,831)	(3,252)

Net investment income (loss)	258,527	1,120,294	249,796	122,718	258,024	210,759	784,340	72,091

Realized gain (loss) on investments	507,822	918,158	95,653	221,178	1,032,507	781,671	25,118	20,671
Change in unrealized gain (loss) on investments	751,954	132,453	143,830	1,947,692	2,007,980	570,724	(3,494,392)	(369,766)

Net gain (loss) on investments	1,259,776	1,050,611	239,483	2,168,870	3,040,487	1,352,395	(3,469,274)	(349,095)

Reinvested capital gains	3,507,628	-	-	-	-	505,719	2,433,284	88,775

Net increase (decrease) in contract owners’ equity resulting from operations	$5,025,931	2,170,905	489,279	2,291,588	3,298,511	2,068,873	(251,650)	(188,229)

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	AMVGI2	AMVGR2	AMVGS2	AMVI2	AMVNW2	PIHYB1	BRVHYI	MLVGA2
Reinvested dividends	$16,459	114,926	-	713,211	415,093	180,160	994,806	91,168
Mortality and expense risk charges (note 3)	3,785	(88,596)	(6,563)	(44,025)	(47,530)	(4,499)	(30,407)	(2,983)

Net investment income (loss)	20,244	26,330	(6,563)	669,186	367,563	175,661	964,399	88,185

Realized gain (loss) on investments	8,496	5,134,409	199,327	1,344,700	646,114	7,202	256,082	367,467
Change in unrealized gain (loss) on investments	255,594	(1,473,104)	(91,109)	(2,442,825)	(497,309)	7,951	(174,243)	(1,393,089)

Net gain (loss) on investments	264,090	3,661,305	108,218	(1,098,125)	148,805	15,153	81,839	(1,025,622)

Reinvested capital gains	13,545	6,604,178	77,688	-	1,539,527	-	65,957	1,664,600

Net increase (decrease) in contract owners’ equity resulting from operations	$297,879	10,291,813	179,343	(428,939)	2,055,895	190,814	1,112,195	727,163

Investment Activity*:	MLVLC2	DCAP	DSC	DSIF	DSRG	DVMCS	DVSCS	CVSPIP
Reinvested dividends	$14,163	103,600	1,530	10,346,435	128,602	18,163	1,150,263	9,754
Mortality and expense risk charges (note 3)	(1,949)	(4,829)	-	(1,072,871)	(482)	(4,877)	(238,009)	(1,745)

Net investment income (loss)	12,214	98,771	1,530	9,273,564	128,120	13,286	912,254	8,009

Realized gain (loss) on investments	9,782	7,257,131	18,656	34,184,120	1,042,273	370,996	2,807,273	111,262
Change in unrealized gain (loss) on investments	(272,988)	(3,691,031)	189,820	140,742,949	2,491,496	188,011	31,517,509	26,276

Net gain (loss) on investments	(263,206)	3,566,100	208,476	174,927,069	3,533,769	559,007	34,324,782	137,538

Reinvested capital gains	508,449	2,510,334	-	39,184,565	378,146	18,381	2,355,372	35,541

Net increase (decrease) in contract owners’ equity resulting from operations	$257,457	6,175,205	210,006	223,385,198	4,040,035	590,674	37,592,408	181,088

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	SASP5I	DAVVL	DWVEMS	DWVSVS	DFVEA	DFVGMI	DFVIPS	DFVIS
Reinvested dividends	$1,222,233	34,553	4,086	131,911	212	1,871	329,275	528
Mortality and expense risk charges (note 3)	(111,501)	(8,616)	(13,933)	(37,671)	7	-	(8,743)	58

Net investment income (loss)	1,110,732	25,937	(9,847)	94,240	219	1,871	320,532	586

Realized gain (loss) on investments	13,484,131	20,484	212,651	468,623	10	29,814	391,380	2,288
Change in unrealized gain (loss) on investments	8,692,198	(120,376)	(459,597)	5,294,472	(250)	(15,721)	(419,417)	(1,442)

Net gain (loss) on investments	22,176,329	(99,892)	(246,946)	5,763,095	(240)	14,093	(28,037)	846

Reinvested capital gains	-	940,900	32,690	-	499	4,194	59,140	1,423

Net increase (decrease) in contract owners’ equity resulting from operations	$23,287,061	866,945	(224,103)	5,857,335	478	20,158	351,635	2,855

Investment Activity*:	DFVIV	DFVULV	DFVUTV	DSGIBA	SVSLVB	SVSSVB	ETVFR	FQB
Reinvested dividends	$2,957	218,598	70,594	4,760	404	1,160	867,681	588,237
Mortality and expense risk charges (note 3)	115	(15,159)	(4,916)	-	(44)	(142)	(54,180)	(10,604)

Net investment income (loss)	3,072	203,439	65,678	4,760	360	1,018	813,501	577,633

Realized gain (loss) on investments	100	399,440	397,282	3,212	1,248	(301)	(75,002)	(20,283)
Change in unrealized gain (loss) on investments	5,437	2,241,006	182,547	10,717	4,634	33,386	244,724	(1,110,711)

Net gain (loss) on investments	5,537	2,640,446	579,829	13,929	5,882	33,085	169,722	(1,130,994)

Reinvested capital gains	-	-	354,548	2,879	-	-	-	204,023

Net increase (decrease) in contract owners’ equity resulting from operations	$8,609	2,843,885	1,000,055	21,568	6,242	34,103	983,223	(349,338)

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	FVU2	FVUS2	FCS	FEIS	FEMS	FF05S	FF10S	FF15S
Reinvested dividends	$14,264	37,083	20,405	1,239,844	292,238	5,741	34,005	95,008
Mortality and expense risk charges (note 3)	-	(533)	(70,567)	(21,633)	(21,881)	(1,090)	(604)	(10,158)

Net investment income (loss)	14,264	36,550	(50,162)	1,218,211	270,357	4,651	33,401	84,850

Realized gain (loss) on investments	10,136	(37,733)	1,645,499	532,657	1,621,029	119,121	111,893	242,684
Change in unrealized gain (loss) on investments	116,952	(32,383)	3,651,184	5,377,801	(3,997,223)	(123,692)	(62,820)	(33,971)

Net gain (loss) on investments	127,088	(70,116)	5,296,683	5,910,458	(2,376,194)	(4,571)	49,073	208,713

Reinvested capital gains	-	-	5,654,539	7,698,676	1,575,640	33,350	124,989	359,846

Net increase (decrease) in contract owners’ equity resulting from operations	$141,352	(33,566)	10,901,060	14,827,345	(530,197)	33,430	207,463	653,409

Investment Activity*:	FF20S	FF25S	FF30S	FF35S	FF40S	FF45S	FF50S	FF55S
Reinvested dividends	$321,241	394,571	602,373	82,506	255,716	11,216	18,415	4,052
Mortality and expense risk charges (note 3)	(32,276)	(63,474)	(70,212)	(15,737)	(51,241)	(1,978)	(4,060)	(7)

Net investment income (loss)	288,965	331,097	532,161	66,769	204,475	9,238	14,355	4,045

Realized gain (loss) on investments	528,716	1,407,439	1,384,536	769,668	996,468	122,767	280,649	8,873
Change in unrealized gain (loss) on investments	424,339	831,155	2,268,920	(482)	2,147,681	(12,845)	(13,987)	(454)

Net gain (loss) on investments	953,055	2,238,594	3,653,456	769,186	3,144,149	109,922	266,662	8,419

Reinvested capital gains	1,618,273	1,338,925	2,348,521	298,533	1,183,609	37,355	79,700	10,490

Net increase (decrease) in contract owners’ equity resulting from operations	$2,860,293	3,908,616	6,534,138	1,134,488	4,532,233	156,515	360,717	22,954

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	FF60S	FF65S	FFINS	FGOS	FGS	FHIS	FIGBS	FIP
Reinvested dividends	$8,233	84	13,447	-	-	581,445	3,426,790	34,165
Mortality and expense risk charges (note 3)	630	(4)	(2,050)	(658)	(111,351)	(7,738)	(236,079)	1,774

Net investment income (loss)	8,863	80	11,397	(658)	(111,351)	573,707	3,190,711	35,939

Realized gain (loss) on investments	103,877	3	68,207	57,415	10,402,821	56,964	1,929,035	867,252
Change in unrealized gain (loss) on investments	(33,637)	(30)	(65,897)	(39,529)	(10,894,492)	(153,156)	(11,501,719)	136,820

Net gain (loss) on investments	70,240	(27)	2,310	17,886	(491,671)	(96,192)	(9,572,684)	1,004,072

Reinvested capital gains	25,591	248	35,799	57,485	36,656,365	-	4,754,427	14,430

Net increase (decrease) in contract owners’ equity resulting from operations	$104,694	301	49,506	74,713	36,053,343	477,515	(1,627,546)	1,054,441

Investment Activity*:	FMCS	FMMP	FNRS2	FOS	FRESS	FVBIS	FVEMIS	FVIIS
Reinvested dividends	$198,744	632	105,520	96,757	27,929	37	6	66
Mortality and expense risk charges (note 3)	(14,338)	(8,106)	-	(2,001)	(4,593)	2	-	3

Net investment income (loss)	184,406	(7,474)	105,520	94,756	23,336	39	6	69

Realized gain (loss) on investments	1,163,451	-	(637,658)	420,031	366,270	-	-	3
Change in unrealized gain (loss) on investments	1,018,978	-	2,201,958	1,664,319	851,894	(45)	(16)	(95)

Net gain (loss) on investments	2,182,429	-	1,564,300	2,084,350	1,218,164	(45)	(16)	(92)

Reinvested capital gains	6,212,545	-	-	1,626,960	15,880	-	27	3

Net increase (decrease) in contract owners’ equity resulting from operations	$8,579,380	(7,474)	1,669,820	3,806,066	1,257,380	(6)	17	(20)

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	FVMIS	FVSS	FTVDM2	FTVFA2	FTVGB1	FTVGI2	FTVIS2	FTVMD2
Reinvested dividends	$2,271	57,477	33,222	10,974	-	-	254,334	15,216
Mortality and expense risk charges (note 3)	339	-	-	-	(24,690)	(85)	-	(1,068)

Net investment income (loss)	2,610	57,477	33,222	10,974	(24,690)	(85)	254,334	14,148

Realized gain (loss) on investments	661	116,847	135,795	(7,206)	(1,190,184)	(180,514)	(17,492)	75,057
Change in unrealized gain (loss) on investments	50,644	563,131	(460,234)	67,049	533,985	(92,425)	598,720	11,979

Net gain (loss) on investments	51,305	679,978	(324,439)	59,843	(656,199)	(272,939)	581,228	87,036

Reinvested capital gains	1,651	338,787	76,138	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$55,566	1,076,242	(215,079)	70,817	(680,889)	(273,024)	835,562	101,184

Investment Activity*:	FTVRDI	FTVSV2	FTVSVI	TIF	TIF2	GVCSE	GVGMNS	GVGOPS
Reinvested dividends	$199,452	109,612	131,830	16,419	219,358	7,594	-	-
Mortality and expense risk charges (note 3)	-	(16,603)	-	-	(13,683)	(1,485)	-	(2,595)

Net investment income (loss)	199,452	93,009	131,830	16,419	205,675	6,109	-	(2,595)

Realized gain (loss) on investments	5,899,200	108,862	(151,111)	(5,517)	(198,902)	230,958	128	49,690
Change in unrealized gain (loss) on investments	(2,313,719)	1,624,580	2,231,015	24,071	489,868	(244,560)	155	(140,476)

Net gain (loss) on investments	3,585,481	1,733,442	2,079,904	18,554	290,966	(13,602)	283	(90,786)

Reinvested capital gains	603,831	290,242	294,019	-	-	358,215	3,489	233,389

Net increase (decrease) in contract owners’ equity resulting from operations	$4,388,764	2,116,693	2,505,753	34,973	496,641	350,722	3,772	140,008

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	GVMCE	GVMSAS	RVARS	ACEG	ACGI	AVHY1	AVIE	AVMCCI
Reinvested dividends	$50,889	265	-	-	72,805	34,976	513,225	1,470
Mortality and expense risk charges (note 3)	(22,345)	-	-	-	(7,465)	(1,204)	(78,263)	(124)

Net investment income (loss)	28,544	265	-	-	65,340	33,772	434,962	1,346

Realized gain (loss) on investments	1,441,873	211	29,623	160,858	149,345	86,322	831,624	(1,307)
Change in unrealized gain (loss) on investments	(13,700)	75	(2,048)	(162,956)	1,231,503	(88,672)	(1,873,336)	64,422

Net gain (loss) on investments	1,428,173	286	27,575	(2,098)	1,380,848	(2,350)	(1,041,712)	63,115

Reinvested capital gains	1,497,617	-	9,100	325,205	-	-	2,710,418	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,954,334	551	36,675	323,107	1,446,188	31,422	2,103,668	64,461

Investment Activity*:	AVSCE	IVBRA1	MSVMV	OVAG	OVGI	OVGR	OVGS	OVIG
Reinvested dividends	$324	57,506	-	-	307,983	-	-	-
Mortality and expense risk charges (note 3)	(463)	-	-	(11,517)	(15,946)	(18,685)	(83,070)	(40,455)

Net investment income (loss)	(139)	57,506	-	(11,517)	292,037	(18,685)	(83,070)	(40,455)

Realized gain (loss) on investments	44,076	(14,598)	-	2,541,572	9,983,019	557,915	5,388,294	720,854
Change in unrealized gain (loss) on investments	(23,927)	51,695	1	774,778	(2,009,916)	1,544,603	3,783,677	(627,610)

Net gain (loss) on investments	20,149	37,097	1	3,316,350	7,973,103	2,102,518	9,171,971	93,244

Reinvested capital gains	10,251	57,281	-	5,758,027	2,510,681	786,162	5,235,044	2,153,098

Net increase (decrease) in contract owners’ equity resulting from operations	$30,261	151,884	1	9,062,860	10,775,821	2,869,995	14,323,945	2,205,887

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	OVSB	OVSC	WRASP	WRGP	WRHIP	WRMCG	WRRESP	WRSTP
Reinvested dividends	$828,921	35,137	113,079	-	800,487	-	64,713	-
Mortality and expense risk charges (note 3)	-	(1,671)	(1,149)	(5,089)	(27,617)	(8,807)	(8,485)	(3,508)

Net investment income (loss)	828,921	33,466	111,930	(5,089)	772,870	(8,807)	56,228	(3,508)

Realized gain (loss) on investments	(173,739)	191,845	211,627	90,497	(22,867)	662,729	271,644	1,991,293
Change in unrealized gain (loss) on investments	(1,283,366)	963,241	(347,500)	921,446	54,813	(426,040)	2,171,906	(3,605,574)

Net gain (loss) on investments	(1,457,105)	1,155,086	(135,873)	1,011,943	31,946	236,689	2,443,550	(1,614,281)

Reinvested capital gains	-	590,907	729,540	575,356	-	814,415	108,801	2,955,121

Net increase (decrease) in contract owners’ equity resulting from operations	$(628,184)	1,779,459	705,597	1,582,210	804,816	1,042,297	2,608,579	1,337,332

Investment Activity*:	JPMMV1	JPSCE1	JABS	JACAS	JAEI	JAFBS	JAGTS	JAIGS
Reinvested dividends	$489,022	4,348	315,366	-	5,131	124,986	52,232	266,177
Mortality and expense risk charges (note 3)	(92,032)	(1,945)	(67,643)	(19,845)	-	(9,069)	(17,857)	(8,461)

Net investment income (loss)	396,990	2,403	247,723	(19,845)	5,131	115,917	34,375	257,716

Realized gain (loss) on investments	1,071,215	31,175	2,135,261	4,338,655	317,758	76,281	3,759,360	151,076
Change in unrealized gain (loss) on investments	8,977,004	87,583	4,447,803	1,123,815	(135,271)	(464,291)	(2,392,006)	2,712,253

Net gain (loss) on investments	10,048,219	118,758	6,583,064	5,462,470	182,487	(388,010)	1,367,354	2,863,329

Reinvested capital gains	2,693,823	21,015	347,269	9,069,454	135,391	184,336	5,988,697	-

Net increase (decrease) in contract owners’ equity resulting from operations	$13,139,032	142,176	7,178,056	14,512,079	323,009	(87,757)	7,390,426	3,121,045

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	JAMGS	JAMVS	LZREMS	SBVSG	BNCAI	LOVBD	LOVMCV	LOVSDC
Reinvested dividends	$105,147	2,848	256,080	-	-	132,320	-	512,004
Mortality and expense risk charges (note 3)	(70,011)	(1,872)	(21,617)	(52,867)	(11,770)	(7,857)	-	(41,237)

Net investment income (loss)	35,136	976	234,463	(52,867)	(11,770)	124,463	-	470,767

Realized gain (loss) on investments	2,284,029	222	559,279	3,930,858	525,259	58,131	254	50,245
Change in unrealized gain (loss) on investments	255,722	157,421	(36,084)	(3,994,978)	544,970	(122,970)	(166)	(405,229)

Net gain (loss) on investments	2,539,751	157,643	523,195	(64,120)	1,070,229	(64,839)	88	(354,984)

Reinvested capital gains	3,966,351	-	-	3,547,967	164,749	70,004	1	-

Net increase (decrease) in contract owners’ equity resulting from operations	$6,541,238	158,619	757,658	3,430,980	1,223,208	129,628	89	115,783

Investment Activity*:	LOVTRC	MNVFRS	MEGSS	MMCGSC	MNDIC	MNDSC	MV2EEI	MV2EES
Reinvested dividends	$412,685	1,330	-	-	-	-	-	381
Mortality and expense risk charges (note 3)	(60,185)	(91)	(1)	(2,790)	-	2,399	-	(124)

Net investment income (loss)	352,500	1,239	(1)	(2,790)	-	2,399	-	257

Realized gain (loss) on investments	895,562	16	-	127,270	228,062	121,616	-	(1,032)
Change in unrealized gain (loss) on investments	(1,576,908)	222	(70)	(376,329)	(510,786)	(912,775)	(46)	(18,115)

Net gain (loss) on investments	(681,346)	238	(70)	(249,059)	(282,724)	(791,159)	(46)	(19,147)

Reinvested capital gains	182,846	-	-	565,922	337,501	850,045	-	12

Net increase (decrease) in contract owners’ equity resulting from operations	$(146,000)	1,477	(71)	314,073	54,777	61,285	(46)	(18,878)

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	MV2IGI	MV2RIS	MV3MVI	MV3MVS	MVBRES	MVFIC	MVFSC	MVIGIC
Reinvested dividends	$12,822	271,843	1,433	13,136	18,983	154,433	1,304,705	2,459
Mortality and expense risk charges (note 3)	-	(41,380)	-	(2,864)	(3,784)	-	(205,397)	-

Net investment income (loss)	12,822	230,463	1,433	10,272	15,199	154,433	1,099,308	2,459

Realized gain (loss) on investments	223,257	93,491	3,861	239,700	105,789	278,682	2,479,658	20,239
Change in unrealized gain (loss) on investments	283,060	1,883,975	17,282	147,691	253,270	1,926,819	17,871,954	(3,274)

Net gain (loss) on investments	506,317	1,977,466	21,143	387,391	359,059	2,205,501	20,351,612	16,965

Reinvested capital gains	682,843	1,955,689	1,214	12,619	144,494	257,172	2,564,489	20,052

Net increase (decrease) in contract owners’ equity resulting from operations	$1,201,982	4,163,618	23,790	410,282	518,752	2,617,106	24,015,409	39,476

Investment Activity*:	MVIVSC	MVRBSS	MSEM	MSVEG	MSVFI	MSVMG	MSVRE	VKVGR2
Reinvested dividends	$154,191	102,387	398,770	-	103,286	-	116,013	121,092
Mortality and expense risk charges (note 3)	(190,824)	(4,404)	(6,811)	(21,075)	-	(6,456)	(8,134)	(9,285)

Net investment income (loss)	(36,633)	97,983	391,959	(21,075)	103,286	(6,456)	107,879	111,807

Realized gain (loss) on investments	6,735,502	11,766	(96,863)	3,066,281	13,158	487,778	(231,460)	(213,682)
Change in unrealized gain (loss) on investments	1,355,310	(147,647)	(464,378)	(7,614,631)	(297,032)	(2,728,875)	2,057,854	1,090,999

Net gain (loss) on investments	8,090,812	(135,881)	(561,241)	(4,548,350)	(283,874)	(2,241,097)	1,826,394	877,317

Reinvested capital gains	2,989,831	304	-	4,362,340	171,190	1,753,317	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$11,044,010	(37,594)	(169,282)	(207,085)	(9,398)	(494,236)	1,934,273	989,124

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	DTRTFB	EIF	GBF	GEM	GIG	GVAAA2	GVABD2	GVAGG2
Reinvested dividends	$10,019	206,842	1,947,986	141,441	466,866	150,662	36,278	-
Mortality and expense risk charges (note 3)	-	(2,773)	(131,994)	(6,839)	(11,339)	-	-	-

Net investment income (loss)	10,019	204,069	1,815,992	134,602	455,527	150,662	36,278	-

Realized gain (loss) on investments	107	900,887	999,579	651,392	519,102	163,570	36,225	599,985
Change in unrealized gain (loss) on investments	(10,394)	1,557,484	(5,469,353)	(1,847,844)	1,075,057	1,414,573	(95,926)	812,775

Net gain (loss) on investments	(10,287)	2,458,371	(4,469,774)	(1,196,452)	1,594,159	1,578,143	(59,701)	1,412,760

Reinvested capital gains	1,217	161,825	-	-	-	82,456	10,096	311,933

Net increase (decrease) in contract owners’ equity resulting from operations	$949	2,824,265	(2,653,782)	(1,061,850)	2,049,686	1,811,261	(13,327)	1,724,693

Investment Activity*:	GVAGI2	GVAGR2	GVDMA	GVDMC	GVEX1	GVIDA	GVIDC	GVIDM
Reinvested dividends	$63,280	-	198,529	52,568	346,191	67,148	41,240	158,072
Mortality and expense risk charges (note 3)	-	-	(75,892)	(21,482)	-	(49,024)	(17,387)	(45,039)

Net investment income (loss)	63,280	-	122,637	31,086	346,191	18,124	23,853	113,033

Realized gain (loss) on investments	132,370	906,411	2,350,886	385,696	518,186	722,024	243,733	756,145
Change in unrealized gain (loss) on investments	878,649	2,865,681	11,331,707	952,743	2,747,935	5,478,546	104,688	6,266,233

Net gain (loss) on investments	1,011,019	3,772,092	13,682,593	1,338,439	3,266,121	6,200,570	348,421	7,022,378

Reinvested capital gains	109,410	354,169	1,918,642	215,221	111,702	865,707	110,760	945,175

Net increase (decrease) in contract owners’ equity resulting from operations	$1,183,709	4,126,261	15,723,872	1,584,746	3,724,014	7,084,401	483,034	8,080,586

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	GVIX2	HIBF	IDPG	IDPGI	MCIF	MSBF	NCPG	NCPGI
Reinvested dividends	$106,958	1,073,080	1,315	43	1,701,834	610,262	497	68
Mortality and expense risk charges (note 3)	-	(24,551)	-	-	(182,471)	(3,564)	-	-

Net investment income (loss)	106,958	1,048,529	1,315	43	1,519,363	606,698	497	68

Realized gain (loss) on investments	70,451	(24,096)	6,403	57	1,777,391	25,811	1,341	26
Change in unrealized gain (loss) on investments	207,293	30,163	15,686	411	23,298,739	(91,741)	17,010	1,877

Net gain (loss) on investments	277,744	6,067	22,089	468	25,076,130	(65,930)	18,351	1,903

Reinvested capital gains	-	-	11,314	231	2,432,651	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$384,702	1,054,596	34,718	742	29,028,144	540,768	18,848	1,971

Investment Activity*:	NJMMA2	NJMMAY	NVAMV1	NVAMVX	NVBX	NVCBD1	NVCCA1	NVCCN1
Reinvested dividends	$-	19,472	485,719	346,677	4,732,037	52,844	12,449	8,472
Mortality and expense risk charges (note 3)	(10)	2,241	-	(11,456)	(286,921)	-	141	(1,820)

Net investment income (loss)	(10)	21,713	485,719	335,221	4,445,116	52,844	12,590	6,652

Realized gain (loss) on investments	1,505	432	517,113	927,611	11,369,391	60,382	13,140	106,458
Change in unrealized gain (loss) on investments	(1,559)	11,036	10,465,218	5,729,585	(21,291,810)	(232,805)	623,058	40,250

Net gain (loss) on investments	(54)	11,468	10,982,331	6,657,196	(9,922,419)	(172,423)	636,198	146,708

Reinvested capital gains	-	28,379	-	-	884,372	80,805	-	8,833

Net increase (decrease) in contract owners’ equity resulting from operations	$(64)	61,560	11,468,050	6,992,417	(4,592,931)	(38,774)	648,788	162,193

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	NVCMA1	NVCMC1	NVCMD1	NVCRA1	NVCRB1	NVDBL2	NVDCA2	NVDCAP
Reinvested dividends	$22,184	5,688	28,324	7,007	17,834	4,025	1,252	724
Mortality and expense risk charges (note 3)	(1,588)	(119)	(3,978)	(388)	(1,738)	-	-	-

Net investment income (loss)	20,596	5,569	24,346	6,619	16,096	4,025	1,252	724

Realized gain (loss) on investments	(83,720)	182,043	(55,674)	201,672	170,035	27,209	16,192	1,782
Change in unrealized gain (loss) on investments	1,479,292	(3,944)	1,212,242	458,561	511,459	106,762	58,657	16,221

Net gain (loss) on investments	1,395,572	178,099	1,156,568	660,233	681,494	133,971	74,849	18,003

Reinvested capital gains	-	566	-	-	-	19,122	11,172	3,012

Net increase (decrease) in contract owners’ equity resulting from operations	$1,416,168	184,234	1,180,914	666,852	697,590	157,118	87,273	21,739

Investment Activity*:	NVFIII	NVGEII	NVIDMP	NVIE6	NVIX	NVLCP1	NVMIG1	NVMIVX
Reinvested dividends	$1,447	909	13,644	5,351	1,058,810	107,370	90,284	183,866
Mortality and expense risk charges (note 3)	-	-	-	-	(50,656)	-	-	-

Net investment income (loss)	1,447	909	13,644	5,351	1,008,154	107,370	90,284	183,866

Realized gain (loss) on investments	1,841	4,215	21,660	1,735	1,196,262	28,615	101,065	64,063
Change in unrealized gain (loss) on investments	(7,363)	6,225	160,669	18,991	1,274,525	(232,546)	(1,163,532)	282,650

Net gain (loss) on investments	(5,522)	10,440	182,329	20,726	2,470,787	(203,931)	(1,062,467)	346,713

Reinvested capital gains	44	43	37,375	-	-	83,668	766,862	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(4,031)	11,392	233,348	26,077	3,478,941	(12,893)	(205,321)	530,579

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	NVMLG1	NVMMG1	NVMMV1	NVMMV2	NVNMO1	NVNSR1	NVOLG1	NVRE1
Reinvested dividends	$-	76,726	84,270	94,331	64,064	1,625	1,479,436	404,428
Mortality and expense risk charges (note 3)	(4,823)	(2,441)	(7,509)	-	-	(7)	(2,441)	(17,233)

Net investment income (loss)	(4,823)	74,285	76,761	94,331	64,064	1,618	1,476,995	387,195

Realized gain (loss) on investments	(249,976)	1,800,677	121,464	(607,427)	691,433	5,519	5,127,906	1,320,551
Change in unrealized gain (loss) on investments	3,628,322	(13,522,538)	1,619,759	3,314,227	3,747,059	20,172	51,367,793	12,035,299

Net gain (loss) on investments	3,378,346	(11,721,861)	1,741,223	2,706,800	4,438,492	25,691	56,495,699	13,355,850

Reinvested capital gains	3,475,283	8,510,810	-	-	424,925	22,775	3,897,469	-

Net increase (decrease) in contract owners’ equity resulting from operations	$6,848,806	(3,136,766)	1,817,984	2,801,131	4,927,481	50,084	61,870,163	13,743,045

Investment Activity*:	NVSIX2	NVSIXD	NVSTB1	NVSTB2	NVTIV3	SAM	SAM5	SCF
Reinvested dividends	$20,363	302	2,073,296	22,121	21,223	10	63	-
Mortality and expense risk charges (note 3)	(161)	15	(175,771)	-	-	(29)	(388,114)	(29,033)

Net investment income (loss)	20,202	317	1,897,525	22,121	21,223	(19)	(388,051)	(29,033)

Realized gain (loss) on investments	(132,291)	(57)	(186,551)	24,870	(27)	-	-	255,484
Change in unrealized gain (loss) on investments	298,928	(80)	(2,614,329)	(57,708)	65,644	-	-	14,384,031

Net gain (loss) on investments	166,637	(137)	(2,800,880)	(32,838)	65,617	-	-	14,639,515

Reinvested capital gains	37,029	151	-	-	-	-	-	612,629

Net increase (decrease) in contract owners’ equity resulting from operations	$223,868	331	(903,355)	(10,717)	86,840	(19)	(388,051)	15,223,111

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	SCGF	SCVF	TRF	AMCG	AMMCGS	AMRI	AMSRS	AMTB
Reinvested dividends	$-	-	398,660	-	-	75	10,678	150,725
Mortality and expense risk charges (note 3)	(23,543)	(17,413)	(441)	(4,715)	-	(1)	(74)	-

Net investment income (loss)	(23,543)	(17,413)	398,219	(4,715)	-	74	10,604	150,725

Realized gain (loss) on investments	1,088,517	(2,193,507)	1,534,412	196,495	77,026	1,200	132,168	31,034
Change in unrealized gain (loss) on investments	(535,436)	14,131,117	5,837,195	(169,672)	(76,578)	3,011	392,070	(164,652)

Net gain (loss) on investments	553,081	11,937,610	7,371,607	26,823	448	4,211	524,238	(133,618)

Reinvested capital gains	3,063,461	-	2,367,715	200,971	135,719	-	54,601	-

Net increase (decrease) in contract owners’ equity resulting from operations	$3,592,999	11,920,197	10,137,541	223,079	136,167	4,285	589,443	17,107

Investment Activity*:	NOTB3	NOTG3	NOTMG3	PMVAAA	PMVFBA	PMVFHA	PMVGBA	PMVHYA
Reinvested dividends	$686	527	1,603	608,316	90,753	4,572	42,696	42,905
Mortality and expense risk charges (note 3)	-	-	-	(5,359)	(1,384)	(416)	(1,959)	(1,955)

Net investment income (loss)	686	527	1,603	602,957	89,369	4,156	40,737	40,950

Realized gain (loss) on investments	178	383	1,193	124,405	1,243	(1,510)	3,967	2,102
Change in unrealized gain (loss) on investments	4,163	5,347	13,038	64,073	(215,883)	(11,045)	(95,703)	(10,821)

Net gain (loss) on investments	4,341	5,730	14,231	188,478	(214,640)	(12,555)	(91,736)	(8,719)

Reinvested capital gains	-	-	-	-	2,631	2,370	13,166	-

Net increase (decrease) in contract owners’ equity resulting from operations	$5,027	6,257	15,834	791,435	(122,640)	(6,029)	(37,833)	32,231

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	PMVLDA	PMVLGA	PMVRRA	PMVRSA	PMVTRA	PVEIB	PVGOB	PVTIGB
Reinvested dividends	$232,876	288,239	2,581,529	14,245	1,351,782	23,201	-	15,611
Mortality and expense risk charges (note 3)	(74,111)	(4,828)	(93,864)	-	(99,782)	-	-	-

Net investment income (loss)	158,765	283,411	2,487,665	14,245	1,252,000	23,201	-	15,611

Realized gain (loss) on investments	274,555	(1,442,857)	1,353,199	1,423	539,146	65,639	160,957	63,824
Change in unrealized gain (loss) on investments	(918,262)	(3,632,420)	(1,094,737)	46,663	(5,995,103)	330,044	228,406	(28,479)

Net gain (loss) on investments	(643,707)	(5,075,277)	258,462	48,086	(5,455,957)	395,683	389,363	35,345

Reinvested capital gains	-	3,872,848	-	-	3,096,370	72,232	340,268	48,141

Net increase (decrease) in contract owners’ equity resulting from operations	$(484,942)	(919,018)	2,746,127	62,331	(1,107,587)	491,116	729,631	99,097

Investment Activity*:	PVTSCB	ROCMC	TRBCGP	TREI2	TRHS2	TRLT1	TRMCG2	TRNAG1
Reinvested dividends	$9,734	-	-	288,038	-	301,674	-	-
Mortality and expense risk charges (note 3)	(3,134)	(3,341)	(217,578)	(35,659)	-	(50,129)	(85,682)	(124,652)

Net investment income (loss)	6,600	(3,341)	(217,578)	252,379	-	251,545	(85,682)	(124,652)

Realized gain (loss) on investments	260,852	402,195	10,631,845	759,622	1,455,575	51,120	1,251,009	6,777,207
Change in unrealized gain (loss) on investments	157,414	212,261	(3,917,728)	2,257,910	(600,549)	(538,642)	(615,316)	(7,584,167)

Net gain (loss) on investments	418,266	614,456	6,714,117	3,017,532	855,026	(487,522)	635,693	(806,960)

Reinvested capital gains	-	127,656	14,805,065	1,511,862	1,012,908	162,765	4,569,891	16,093,220

Net increase (decrease) in contract owners’ equity resulting from operations	$424,866	738,771	21,301,604	4,781,773	1,867,934	(73,212)	5,119,902	15,161,608

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	TRPSB1	VWEM	VWHA	VVB	VVCG	VVEI	VVEIX	VVG
Reinvested dividends	$84,834	104,639	80,764	273,918	192,915	3,930	1,278	63
Mortality and expense risk charges (note 3)	(9,763)	(7,591)	(22,213)	(18,062)	(26,731)	803	295	720

Net investment income (loss)	75,071	97,048	58,551	255,856	166,184	4,733	1,573	783

Realized gain (loss) on investments	504,897	704,198	1,550,409	346,510	1,606,312	20,745	4,013	(2,890)
Change in unrealized gain (loss) on investments	(612,379)	(2,222,048)	1,413,923	1,600,428	975,913	48,987	17,454	20,545

Net gain (loss) on investments	(107,482)	(1,517,850)	2,964,332	1,946,938	2,582,225	69,732	21,467	17,655

Reinvested capital gains	849,334	255,524	-	760,154	1,348,197	3,629	3,818	16,637

Net increase (decrease) in contract owners’ equity resulting from operations	$816,923	(1,165,278)	3,022,883	2,962,948	4,096,606	78,094	26,858	35,075

Investment Activity*:	VVGBI	VVHGB	VVI	VVMCI	VVREI	VVSCG	VVSTC	VVTISI
Reinvested dividends	$-	1,246,530	52,297	343,134	62,872	36,643	621	359,209
Mortality and expense risk charges (note 3)	-	(74,804)	(20,969)	(37,705)	(2,937)	(11,704)	123	(24,161)

Net investment income (loss)	-	1,171,726	31,328	305,429	59,935	24,939	744	335,048

Realized gain (loss) on investments	11	470,830	1,836,142	1,158,246	198,059	190,300	13	967,711
Change in unrealized gain (loss) on investments	367	(3,223,657)	(3,425,433)	3,301,844	662,183	532,363	(1,244)	152,109

Net gain (loss) on investments	378	(2,752,827)	(1,589,291)	4,460,090	860,242	722,663	(1,231)	1,119,820

Reinvested capital gains	-	499,861	1,314,958	2,047,804	83,192	468,789	153	171,059

Net increase (decrease) in contract owners’ equity resulting from operations	$378	(1,081,240)	(243,005)	6,813,323	1,003,369	1,216,391	(334)	1,625,927

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	VVTSM	VRVDRI	SVDF	SVOF	WFVSCG	AVBVI
Reinvested dividends	$-	36,463	-	3,881	-	-
Mortality and expense risk charges (note 3)	-	(4,335)	(21,623)	(12,802)	(13,874)	-

Net investment income (loss)	-	32,128	(21,623)	(8,921)	(13,874)	-

Realized gain (loss) on investments	135	276,755	3,377,567	81,058	682,025	4
Change in unrealized gain (loss) on investments	8,419	823,933	(7,183,051)	1,487,437	(1,159,209)	(1)

Net gain (loss) on investments	8,554	1,100,688	(3,805,484)	1,568,495	(477,184)	3

Reinvested capital gains	-	65,197	2,294,617	467,665	1,195,675	-

Net increase (decrease) in contract owners’ equity resulting from operations	$8,554	1,198,013	(1,532,490)	2,027,239	704,617	3

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2021, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	Total (unaudited)		ALVDAA		ALVGIA		ALVIVA
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$60,203,178	70,151,341	536	378	210,460	340,959	63,866	61,912
Realized gain (loss) on investments	235,096,570	60,011,207	277	790	806,755	(2,578,599)	187,288	(89,796)
Change in unrealized gain (loss) on investments	329,284,242	434,974,239	1,640	-	6,143,442	1,024,105	188,266	163,706
Reinvested capital gains	297,041,844	233,748,104	-	-	-	1,297,893	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	921,625,834	798,884,891	2,453	1,168	7,160,657	84,358	439,420	135,822

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	203,186,359	194,912,481	3,197	325	1,322,224	1,119,299	54,144	35,997
Transfers between funds	-	(1)	-	-	959,032	(2,812,639)	10,831	108,629
Surrenders (notes 3, 4, 5, 6 and 7)	(367,187,785)	(379,042,006)	(208)	(5,277)	(2,760,109)	(1,742,971)	(46,650)	(92,174)
Adjustments to maintain reserves	(1,628,299)	1,009,067	10	(11)	(136)	128	13	24

Net equity transactions	(165,629,725)	(183,120,459)	2,999	(4,963)	(478,989)	(3,436,183)	18,338	52,476

Net change in contract owners’ equity	755,996,109	615,764,432	5,452	(3,795)	6,681,668	(3,351,825)	457,758	188,298
Contract owners’ equity at beginning of period	6,235,548,205	5,619,783,773	23,119	26,914	25,991,257	29,343,082	3,894,256	3,705,958

Contract owners’ equity at end of period	$6,991,544,314	6,235,548,205	28,571	23,119	32,672,925	25,991,257	4,352,014	3,894,256

CHANGE IN UNITS:
Beginning units	244,148,305	240,528,766	1,452	1,774	577,227	670,740	393,562	383,564
Units purchased	72,381,602	59,845,545	333	95	78,195	109,716	61,989	52,726
Units surrendered	(75,732,008)	(56,226,006)	(150)	(417)	(88,419)	(203,229)	(59,973)	(42,728)

Ending units	240,797,899	244,148,305	1,635	1,452	567,003	577,227	395,578	393,562

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	ALVIVB		ALVSVA		ACVCA		ACVI
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$3,099	283	137,002	120,535	(1,884)	(1,582)	971	8,191
Realized gain (loss) on investments	26	(1,482)	373,043	(564,331)	169,604	77,352	79,717	(26,376)
Change in unrealized gain (loss) on investments	(3,418)	(1,038)	4,630,224	417,255	(183,507)	133,874	44,818	392,493
Reinvested capital gains	-	-	-	586,193	111,837	80,548	60,138	31,603

Net increase (decrease) in contract owners’ equity resulting from operations	(293)	(2,237)	5,140,269	559,652	96,050	290,192	185,644	405,911

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	103,964	5,449	362,785	66,065	970	(5,128)	28,270	(18,691)
Transfers between funds	138,477	41,046	(458,249)	382,990	(137,897)	(138,077)	(136,732)	(187,731)
Surrenders (notes 3, 4, 5, 6 and 7)	293	(73,021)	(606,628)	(403,926)	(18,609)	(139,620)	(46,524)	(184,062)
Adjustments to maintain reserves	3	(3)	(27)	5,235	12	19	(18,460)	3,812

Net equity transactions	242,737	(26,529)	(702,119)	50,364	(155,524)	(282,806)	(173,446)	(386,672)

Net change in contract owners’ equity	242,444	(28,766)	4,438,150	610,016	(59,474)	7,386	12,198	19,239
Contract owners’ equity at beginning of period	-	28,766	14,255,486	13,645,470	878,528	871,142	2,289,880	2,270,641

Contract owners’ equity at end of period	$242,444	-	18,693,636	14,255,486	819,054	878,528	2,302,078	2,289,880

CHANGE IN UNITS:
Beginning units	-	2,377	260,145	256,880	34,278	48,363	77,571	97,122
Units purchased	17,721	2,948	38,996	27,210	37	4,850	12,780	14,344
Units surrendered	(40)	(5,325)	(48,898)	(23,945)	(5,483)	(18,935)	(22,024)	(33,895)

Ending units	17,681	-	250,243	260,145	28,832	34,278	68,327	77,571

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	ACVIG		ACVIP1		ACVIP2		ACVMV1
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$258,527	375,123	1,120,294	364,975	249,796	102,686	122,718	160,383
Realized gain (loss) on investments	507,822	1,035,003	918,158	432,059	95,653	35,286	221,178	(866,012)
Change in unrealized gain (loss) on investments	751,954	(635,925)	132,453	1,568,930	143,830	564,246	1,947,692	665,420
Reinvested capital gains	3,507,628	1,057,848	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	5,025,931	1,832,049	2,170,905	2,365,964	489,279	702,218	2,291,588	(40,209)

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	438,003	274,694	433,247	813,056	244,669	173,034	893,276	1,255,586
Transfers between funds	(31,470)	(1,367,905)	6,956,731	1,024,857	512,864	(519,248)	(100,114)	(1,342,300)
Surrenders (notes 3, 4, 5, 6 and 7)	(1,463,174)	(1,465,867)	(1,006,183)	(1,414,657)	(553,669)	(470,555)	(1,509,790)	(2,049,532)
Adjustments to maintain reserves	(245)	10	(9)	19	(13)	(42)	12	3

Net equity transactions	(1,056,886)	(2,559,068)	6,383,786	423,275	203,851	(816,811)	(716,616)	(2,136,243)

Net change in contract owners’ equity	3,969,045	(727,019)	8,554,691	2,789,239	693,130	(114,593)	1,574,972	(2,176,452)
Contract owners’ equity at beginning of period	21,566,529	22,293,548	27,669,630	24,880,391	7,576,124	7,690,717	10,195,136	12,371,588

Contract owners’ equity at end of period	$25,535,574	21,566,529	36,224,321	27,669,630	8,269,254	7,576,124	11,770,108	10,195,136

CHANGE IN UNITS:
Beginning units	482,447	571,931	2,375,089	2,341,496	387,823	431,303	244,359	301,093
Units purchased	48,751	38,680	1,139,374	530,178	52,980	17,209	16,412	37,196
Units surrendered	(70,388)	(128,164)	(597,086)	(496,585)	(42,467)	(60,689)	(31,496)	(93,930)

Ending units	460,810	482,447	2,917,377	2,375,089	398,336	387,823	229,275	244,359

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	ACVV		AMVAA2		AMVBD2		AMVGB2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$258,024	283,177	210,759	185,519	784,340	1,178,742	72,091	28,469
Realized gain (loss) on investments	1,032,507	(689,206)	781,671	(109,896)	25,118	194,143	20,671	13,003
Change in unrealized gain (loss) on investments	2,007,980	(365,047)	570,724	1,175,357	(3,494,392)	3,675,400	(369,766)	117,668
Reinvested capital gains	-	375,258	505,719	56,537	2,433,284	573,430	88,775	4,294

Net increase (decrease) in contract owners’ equity resulting from operations	3,298,511	(395,818)	2,068,873	1,307,517	(251,650)	5,621,715	(188,229)	163,434

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	301,910	212,654	859,834	1,716,236	(129)	773	203,669	934,389
Transfers between funds	253,719	(8,185,957)	249,117	(1,655,768)	(3,454)	(14,378,239)	1,811,773	1,876,911
Surrenders (notes 3, 4, 5, 6 and 7)	(1,337,246)	(2,234,718)	(1,959,435)	(1,703,903)	(716,312)	(855,558)	(61,769)	(22,830)
Adjustments to maintain reserves	(2,674)	(539)	31	(21)	20	1	9	3

Net equity transactions	(784,291)	(10,208,560)	(850,453)	(1,643,456)	(719,875)	(15,233,023)	1,953,682	2,788,473

Net change in contract owners’ equity	2,514,220	(10,604,378)	1,218,420	(335,939)	(971,525)	(9,611,308)	1,765,453	2,951,907
Contract owners’ equity at beginning of period	13,921,528	24,525,906	13,753,760	14,089,699	60,963,144	70,574,452	2,951,907	-

Contract owners’ equity at end of period	$16,435,748	13,921,528	14,972,180	13,753,760	59,991,619	60,963,144	4,717,360	2,951,907

CHANGE IN UNITS:
Beginning units	297,613	522,839	573,430	662,559	3,852,883	4,889,291	255,848	-
Units purchased	62,144	36,649	86,612	178,271	3	4,371	192,037	262,259
Units surrendered	(85,304)	(261,875)	(117,518)	(267,400)	(45,863)	(1,040,779)	(17,091)	(6,411)

Ending units	274,453	297,613	542,524	573,430	3,807,023	3,852,883	430,794	255,848

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	AMVGI2		AMVGR2		AMVGS2		AMVI2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$20,244	11,686	26,330	42,609	(6,563)	(908)	669,186	124,699
Realized gain (loss) on investments	8,496	(5,116)	5,134,409	1,914,347	199,327	115,145	1,344,700	(674,497)
Change in unrealized gain (loss) on investments	255,594	127,045	(1,473,104)	14,448,815	(91,109)	334,781	(2,442,825)	4,472,413
Reinvested capital gains	13,545	2,516	6,604,178	901,275	77,688	160,861	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	297,879	136,131	10,291,813	17,307,046	179,343	609,879	(428,939)	3,922,615

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	165,612	943,690	1,750,350	2,173,771	388,098	232,694	1,237,665	1,987,333
Transfers between funds	(674)	90,414	(4,129,462)	(1,561,048)	225,794	(35,913)	(1,197,394)	(2,491,677)
Surrenders (notes 3, 4, 5, 6 and 7)	(17,972)	(7,108)	(1,159,281)	(1,407,744)	(65,445)	(678,601)	(1,375,845)	(1,204,532)
Adjustments to maintain reserves	3	(2)	(130)	131	(8)	13	(46)	70

Net equity transactions	146,969	1,026,994	(3,538,523)	(794,890)	548,439	(481,807)	(1,335,620)	(1,708,806)

Net change in contract owners’ equity	444,848	1,163,125	6,753,290	16,512,156	727,782	128,072	(1,764,559)	2,213,809
Contract owners’ equity at beginning of period	1,169,808	6,683	49,555,520	33,043,364	2,794,726	2,666,654	29,888,214	27,674,405

Contract owners’ equity at end of period	$1,614,656	1,169,808	56,308,810	49,555,520	3,522,508	2,794,726	28,123,655	29,888,214

CHANGE IN UNITS:
Beginning units	93,725	609	1,151,502	1,167,629	117,032	144,805	1,744,578	1,839,312
Units purchased	13,317	93,910	289,666	169,703	66,844	40,126	187,471	235,539
Units surrendered	(2,782)	(794)	(370,992)	(185,830)	(45,922)	(67,899)	(264,846)	(330,273)

Ending units	104,260	93,725	1,070,176	1,151,502	137,954	117,032	1,667,203	1,744,578

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	AMVNW2		PIHYB1		BRVHYI		MLVGA2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$367,563	(4,467)	175,661	178,211	964,399	941,504	88,185	110,645
Realized gain (loss) on investments	646,114	(680)	7,202	(91,784)	256,082	(255,147)	367,467	43,866
Change in unrealized gain (loss) on investments	(497,309)	1,355,758	7,951	148,241	(174,243)	490,603	(1,393,089)	1,176,416
Reinvested capital gains	1,539,527	47,453	-	-	65,957	-	1,664,600	521,339

Net increase (decrease) in contract owners’ equity resulting from operations	2,055,895	1,398,064	190,814	234,668	1,112,195	1,176,960	727,163	1,852,266

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	799,276	1,257,274	10,719	11,804	1,077,850	758,946	291,810	319,103
Transfers between funds	2,389,044	37,433,128	(567,023)	504,747	1,680,019	10,148	683,335	185,077
Surrenders (notes 3, 4, 5, 6 and 7)	(686,806)	(327,686)	(119,706)	(147,560)	(1,266,671)	(910,307)	(772,018)	(1,032,212)
Adjustments to maintain reserves	2	24	540	(362)	5,811	31	10	(2)

Net equity transactions	2,501,516	38,362,740	(675,470)	368,629	1,497,009	(141,182)	203,137	(528,034)

Net change in contract owners’ equity	4,557,411	39,760,804	(484,656)	603,297	2,609,204	1,035,778	930,300	1,324,232
Contract owners’ equity at beginning of period	43,742,283	3,981,479	3,991,717	3,388,420	20,708,453	19,672,675	11,095,739	9,771,507

Contract owners’ equity at end of period	$48,299,694	43,742,283	3,507,061	3,991,717	23,317,657	20,708,453	12,026,039	11,095,739

CHANGE IN UNITS:
Beginning units	2,379,885	268,304	112,419	98,275	1,529,229	1,556,089	480,158	509,702
Units purchased	249,156	2,159,972	21,909	58,814	613,820	238,983	80,955	61,808
Units surrendered	(121,948)	(48,391)	(41,008)	(44,670)	(508,902)	(265,843)	(62,501)	(91,352)

Ending units	2,507,093	2,379,885	93,320	112,419	1,634,147	1,529,229	498,612	480,158

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	MLVLC2		DCAP		DSC		DSIF
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$12,214	5,907	98,771	165,797	1,530	6,362	9,273,564	9,944,849
Realized gain (loss) on investments	9,782	(217,305)	7,257,131	(579,817)	18,656	(177,483)	34,184,120	32,544,740
Change in unrealized gain (loss) on investments	(272,988)	214,297	(3,691,031)	3,534,230	189,820	364,623	140,742,949	29,486,305
Reinvested capital gains	508,449	76,680	2,510,334	1,763,790	-	-	39,184,565	44,623,318

Net increase (decrease) in contract owners’ equity resulting from operations	257,457	79,579	6,175,205	4,884,000	210,006	193,502	223,385,198	116,599,212

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	30,258	61,566	417,968	482,830	54,057	65,925	14,364,058	14,397,148
Transfers between funds	(26,176)	(720,618)	(24,862,006)	(1,164,657)	(89,242)	8,030	(18,247,813)	49,231,001
Surrenders (notes 3, 4, 5, 6 and 7)	(52,548)	(214,891)	(1,762,705)	(1,726,316)	(135,064)	(157,061)	(33,261,074)	(38,738,908)
Adjustments to maintain reserves	5	13	519	(88)	(6)	20	(30,772)	5,197

Net equity transactions	(48,461)	(873,930)	(26,206,224)	(2,408,231)	(170,255)	(83,086)	(37,175,601)	24,894,438

Net change in contract owners’ equity	208,996	(794,351)	(20,031,019)	2,475,769	39,751	110,416	186,209,597	141,493,650
Contract owners’ equity at beginning of period	962,124	1,756,475	24,714,500	22,238,731	1,296,751	1,186,335	811,042,302	669,548,652

Contract owners’ equity at end of period	$1,171,120	962,124	4,683,481	24,714,500	1,336,502	1,296,751	997,251,899	811,042,302

CHANGE IN UNITS:
Beginning units	24,912	54,258	436,456	482,959	33,923	37,209	18,895,785	18,394,093
Units purchased	775	5,482	21,273	31,233	988	2,748	1,973,907	3,097,633
Units surrendered	(1,982)	(34,828)	(376,716)	(77,736)	(4,889)	(6,034)	(2,857,622)	(2,595,941)

Ending units	23,705	24,912	81,013	436,456	30,022	33,923	18,012,070	18,895,785

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	DSRG		DVMCS		DVSCS		CVSPIP
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$128,120	145,294	13,286	18,338	912,254	851,525	8,009	8,150
Realized gain (loss) on investments	1,042,273	408,326	370,996	(285,379)	2,807,273	(7,053,976)	111,262	(98,464)
Change in unrealized gain (loss) on investments	2,491,496	2,367,096	188,011	430,357	31,517,509	12,290,864	26,276	29,013
Reinvested capital gains	378,146	158,207	18,381	-	2,355,372	5,773,387	35,541	20,046

Net increase (decrease) in contract owners’ equity resulting from operations	4,040,035	3,078,923	590,674	163,316	37,592,408	11,861,800	181,088	(41,255)

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	532,390	554,531	223,085	203,746	2,925,575	2,402,041	13	43
Transfers between funds	(256,685)	28,135	(1,052,960)	(653,769)	(5,475,309)	28,339,874	(74,197)	(689,720)
Surrenders (notes 3, 4, 5, 6 and 7)	(1,869,308)	(1,352,468)	(28,188)	(183,770)	(7,881,584)	(6,120,848)	(65,019)	(330,986)
Adjustments to maintain reserves	(23,643)	4,636	12	58	(278)	(1)	(6)	(26)

Net equity transactions	(1,617,246)	(765,166)	(858,051)	(633,735)	(10,431,596)	24,621,066	(139,209)	(1,020,689)

Net change in contract owners’ equity	2,422,789	2,313,757	(267,377)	(470,419)	27,160,812	36,482,866	41,879	(1,061,944)
Contract owners’ equity at beginning of period	15,685,517	13,371,760	2,744,403	3,214,822	148,133,011	111,650,145	708,700	1,770,644

Contract owners’ equity at end of period	$18,108,306	15,685,517	2,477,026	2,744,403	175,293,823	148,133,011	750,579	708,700

CHANGE IN UNITS:
Beginning units	346,523	366,776	59,486	75,349	3,052,370	2,550,810	32,256	94,734
Units purchased	14,726	25,574	10,953	25,375	444,281	920,370	-	2,622
Units surrendered	(47,498)	(45,827)	(27,829)	(41,238)	(637,408)	(418,810)	(5,595)	(65,100)

Ending units	313,751	346,523	42,610	59,486	2,859,243	3,052,370	26,661	32,256

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	SASP5I		DAVVL		DWVEMS		DWVSVS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$1,110,732	757,632	25,937	23,973	(9,847)	15,648	94,240	128,363
Realized gain (loss) on investments	13,484,131	1,516,802	20,484	(533,946)	212,651	267,880	468,623	(2,834,446)
Change in unrealized gain (loss) on investments	8,692,198	15,412,432	(120,376)	854,213	(459,597)	996,980	5,294,472	1,531,979
Reinvested capital gains	-	141,940	940,900	119,331	32,690	100,391	-	890,893

Net increase (decrease) in contract owners’ equity resulting from operations	23,287,061	17,828,806	866,945	463,571	(224,103)	1,380,899	5,857,335	(283,211)

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	356,492	185,190	36,842	150,564	254,315	295,200	1,026,676	706,348
Transfers between funds	(6,917,230)	73,263,236	318,932	(449,604)	(41,980)	(372,524)	(756,414)	(900,003)
Surrenders (notes 3, 4, 5, 6 and 7)	(5,407,232)	(3,454,829)	(233,563)	(174,073)	(277,289)	(271,254)	(973,990)	(701,232)
Adjustments to maintain reserves	(142)	3,178	19	21	(19)	12	(17)	199

Net equity transactions	(11,968,112)	69,996,775	122,230	(473,092)	(64,973)	(348,566)	(703,745)	(894,688)

Net change in contract owners’ equity	11,318,949	87,825,581	989,175	(9,521)	(289,076)	1,032,333	5,153,590	(1,177,899)
Contract owners’ equity at beginning of period	87,825,581	-	4,710,531	4,720,052	6,805,948	5,773,615	18,037,109	19,215,008

Contract owners’ equity at end of period	$99,144,530	87,825,581	5,699,706	4,710,531	6,516,872	6,805,948	23,190,699	18,037,109

CHANGE IN UNITS:
Beginning units	7,486,477	-	204,805	229,390	380,522	401,894	896,752	933,346
Units purchased	6,381,651	7,805,810	23,786	34,107	21,667	86,811	116,313	115,986
Units surrendered	(7,304,532)	(319,333)	(17,478)	(58,692)	(25,329)	(108,183)	(151,887)	(152,580)

Ending units	6,563,596	7,486,477	211,113	204,805	376,860	380,522	861,178	896,752

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	DFVEA		DFVGMI		DFVIPS		DFVIS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$219	-	1,871	2,138	320,532	69,979	586	480
Realized gain (loss) on investments	10	-	29,814	1,264	391,380	40,183	2,288	22
Change in unrealized gain (loss) on investments	(250)	-	(15,721)	14,023	(419,417)	504,822	(1,442)	4,942
Reinvested capital gains	499	-	4,194	2,312	59,140	42,904	1,423	396

Net increase (decrease) in contract owners’ equity resulting from operations	478	-	20,158	19,737	351,635	657,888	2,855	5,840

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	4,918	-	1,803	4,100	8,203	14,082	890	348
Transfers between funds	5,452	-	(83,343)	54,224	43,136	3,140,938	(7,221)	18,596
Surrenders (notes 3, 4, 5, 6 and 7)	(142)	-	(782)	(2,723)	(429,368)	(313,073)	(342)	(195)
Adjustments to maintain reserves	(3)	-	3	(8)	2	8	8	(2)

Net equity transactions	10,225	-	(82,319)	55,593	(378,027)	2,841,955	(6,665)	18,747

Net change in contract owners’ equity	10,703	-	(62,161)	75,330	(26,392)	3,499,843	(3,810)	24,587
Contract owners’ equity at beginning of period	-	-	194,578	119,248	7,573,340	4,073,497	24,587	-

Contract owners’ equity at end of period	$10,703	-	132,417	194,578	7,546,948	7,573,340	20,777	24,587

CHANGE IN UNITS:
Beginning units	-	-	14,568	9,936	626,952	376,703	1,696	-
Units purchased	714	-	355	4,959	533,027	276,990	58	1,712
Units surrendered	(10)	-	(6,242)	(327)	(568,800)	(26,741)	(503)	(16)

Ending units	704	-	8,681	14,568	591,179	626,952	1,251	1,696

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	DFVIV		DFVULV		DFVUTV		DSGIBA
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$3,072	1,101	203,439	191,349	65,678	30,147	4,760	5,234
Realized gain (loss) on investments	100	(274)	399,440	(106,646)	397,282	(191,206)	3,212	(4,730)
Change in unrealized gain (loss) on investments	5,437	3,782	2,241,006	(278,586)	182,547	199,650	10,717	10,485
Reinvested capital gains	-	-	-	-	354,548	-	2,879	3,855

Net increase (decrease) in contract owners’ equity resulting from operations	8,609	4,609	2,843,885	(193,883)	1,000,055	38,591	21,568	14,844

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	18,890	20,700	16,205	187,986	22,671	20,859	9,734	8,162
Transfers between funds	-	24,565	(168,206)	(586,770)	1,854,849	(289,337)	(4,107)	28,079
Surrenders (notes 3, 4, 5, 6 and 7)	(1,356)	(747)	(772,156)	(423,396)	(364,666)	(118,081)	(6,878)	(12,672)
Adjustments to maintain reserves	(3)	2	33,369	(17,516)	(25)	30	(9)	10

Net equity transactions	17,531	44,520	(890,788)	(839,696)	1,512,829	(386,529)	(1,260)	23,579

Net change in contract owners’ equity	26,140	49,129	1,953,097	(1,033,579)	2,512,884	(347,938)	20,308	38,423
Contract owners’ equity at beginning of period	49,129	-	10,792,572	11,826,151	2,233,405	2,581,343	197,181	158,758

Contract owners’ equity at end of period	$75,269	49,129	12,745,669	10,792,572	4,746,289	2,233,405	217,489	197,181

CHANGE IN UNITS:
Beginning units	4,766	-	1,002,522	1,081,191	164,362	197,182	13,531	11,797
Units purchased	1,533	4,854	836,655	17,739	243,389	3,894	959	3,026
Units surrendered	(117)	(88)	(907,289)	(96,408)	(158,592)	(36,714)	(1,038)	(1,292)

Ending units	6,182	4,766	931,888	1,002,522	249,159	164,362	13,452	13,531

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	SVSLVB		SVSSVB		ETVFR		FQB
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$360	507	1,018	1,632	813,501	758,862	577,633	598,283
Realized gain (loss) on investments	1,248	(5,508)	(301)	(43,749)	(75,002)	(469,544)	(20,283)	(9,694)
Change in unrealized gain (loss) on investments	4,634	116	33,386	16,633	244,724	57,428	(1,110,711)	1,030,542
Reinvested capital gains	-	1,447	-	13,527	-	-	204,023	65,741

Net increase (decrease) in contract owners’ equity resulting from operations	6,242	(3,438)	34,103	(11,957)	983,223	346,746	(349,338)	1,684,872

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	22	-	-	-	684,034	399,445	490,994	509,564
Transfers between funds	10,780	(264)	3,755	(59,579)	6,647,461	679,869	2,232,276	(833,625)
Surrenders (notes 3, 4, 5, 6 and 7)	(5,552)	(1,249)	(8,720)	(9,627)	(1,631,798)	(1,487,780)	(3,434,917)	(1,043,915)
Adjustments to maintain reserves	7	(14)	16	(9)	(83)	519	-	(6)

Net equity transactions	5,257	(1,527)	(4,949)	(69,215)	5,699,614	(407,947)	(711,647)	(1,367,982)

Net change in contract owners’ equity	11,499	(4,965)	29,154	(81,172)	6,682,837	(61,201)	(1,060,985)	316,890
Contract owners’ equity at beginning of period	25,620	30,585	117,330	198,502	25,367,931	25,429,132	22,440,577	22,123,687

Contract owners’ equity at end of period	$37,119	25,620	146,484	117,330	32,050,768	25,367,931	21,379,592	22,440,577

CHANGE IN UNITS:
Beginning units	1,592	1,665	6,300	10,664	1,903,987	1,943,147	812,330	870,739
Units purchased	726	586	209	6,557	1,023,068	258,932	244,659	186,658
Units surrendered	(490)	(659)	(454)	(10,921)	(612,986)	(298,092)	(276,161)	(245,067)

Ending units	1,828	1,592	6,055	6,300	2,314,069	1,903,987	780,828	812,330

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FVU2		FVUS2		FCS		FEIS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$14,264	19,224	36,550	1,572	(50,162)	(15,115)	1,218,211	922,898
Realized gain (loss) on investments	10,136	(1,854)	(37,733)	9,010	1,645,499	981,287	532,657	(345,869)
Change in unrealized gain (loss) on investments	116,952	(16,510)	(32,383)	3,207	3,651,184	8,554,248	5,377,801	507,176
Reinvested capital gains	-	-	-	-	5,654,539	169,281	7,698,676	2,489,437

Net increase (decrease) in contract owners’ equity resulting from operations	141,352	860	(33,566)	13,789	10,901,060	9,689,701	14,827,345	3,573,642

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	14,012	20,861	891	493	58,928	(155,116)	1,506,210	1,540,289
Transfers between funds	15,604	49,180	(898,782)	2,280,419	1,074,089	1,195,572	1,305,432	105,821
Surrenders (notes 3, 4, 5, 6 and 7)	11,339	(29,334)	(56,816)	(480,570)	(1,240,975)	(2,805,096)	(5,661,137)	(4,806,999)
Adjustments to maintain reserves	(6)	(1)	6	(3)	(371,125)	86,649	(5,602)	187

Net equity transactions	40,949	40,706	(954,701)	1,800,339	(479,083)	(1,677,991)	(2,855,097)	(3,160,702)

Net change in contract owners’ equity	182,301	41,566	(988,267)	1,814,128	10,421,977	8,011,710	11,972,248	412,940
Contract owners’ equity at beginning of period	760,314	718,748	1,872,927	58,799	40,265,968	32,254,258	61,255,632	60,842,692

Contract owners’ equity at end of period	$942,615	760,314	884,660	1,872,927	50,687,945	40,265,968	73,227,880	61,255,632

CHANGE IN UNITS:
Beginning units	68,791	65,636	164,271	5,444	673,768	713,280	1,516,795	1,602,889
Units purchased	10,627	8,188	7,447	201,223	161,116	123,805	112,148	98,560
Units surrendered	(7,454)	(5,033)	(92,361)	(42,396)	(178,937)	(163,317)	(175,778)	(184,654)

Ending units	71,964	68,791	79,357	164,271	655,947	673,768	1,453,165	1,516,795

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FEMS		FF05S		FF10S		FF15S
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$270,357	68,607	4,651	15,238	33,401	38,087	84,850	84,076
Realized gain (loss) on investments	1,621,029	346,349	119,121	12,402	111,893	72,518	242,684	65,688
Change in unrealized gain (loss) on investments	(3,997,223)	2,058,637	(123,692)	75,818	(62,820)	113,641	(33,971)	626,599
Reinvested capital gains	1,575,640	1,082,815	33,350	35,955	124,989	98,524	359,846	372,566

Net increase (decrease) in contract owners’ equity resulting from operations	(530,197)	3,556,408	33,430	139,413	207,463	322,770	653,409	1,148,929

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	418,773	274,841	322	166	146,585	42,336	773,063	998,533
Transfers between funds	334,430	1,819,260	(776,182)	223,367	296,679	1,320,690	450,623	(977,125)
Surrenders (notes 3, 4, 5, 6 and 7)	(799,723)	(395,058)	(174,082)	(103,070)	(535,722)	(357,438)	(397,021)	(483,906)
Adjustments to maintain reserves	(35)	38	(21)	(2)	24	24	(10)	14

Net equity transactions	(46,555)	1,699,081	(949,963)	120,461	(92,434)	1,005,612	826,655	(462,484)

Net change in contract owners’ equity	(576,752)	5,255,489	(916,533)	259,874	115,029	1,328,382	1,480,064	686,445
Contract owners’ equity at beginning of period	14,285,086	9,029,597	1,568,930	1,309,056	3,487,832	2,159,450	8,216,246	7,529,801

Contract owners’ equity at end of period	$13,708,334	14,285,086	652,397	1,568,930	3,602,861	3,487,832	9,696,310	8,216,246

CHANGE IN UNITS:
Beginning units	1,016,041	841,122	88,272	81,637	132,542	92,267	386,635	402,085
Units purchased	429,697	238,705	72,978	12,581	30,088	55,009	136,645	111,457
Units surrendered	(447,546)	(63,786)	(126,228)	(5,946)	(33,269)	(14,734)	(99,617)	(126,907)

Ending units	998,192	1,016,041	35,022	88,272	129,361	132,542	423,663	386,635

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FF20S		FF25S		FF30S		FF35S
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$288,965	294,484	331,097	303,774	532,161	454,728	66,769	49,723
Realized gain (loss) on investments	528,716	350,487	1,407,439	444,288	1,384,536	831,911	769,668	141,187
Change in unrealized gain (loss) on investments	424,339	1,721,073	831,155	2,533,478	2,268,920	4,107,391	(482)	795,258
Reinvested capital gains	1,618,273	1,730,222	1,338,925	1,383,590	2,348,521	1,950,826	298,533	176,285

Net increase (decrease) in contract owners’ equity resulting from operations	2,860,293	4,096,266	3,908,616	4,665,130	6,534,138	7,344,856	1,134,488	1,162,453

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	955,794	1,071,168	1,395,579	1,057,302	2,624,780	2,576,736	2,266,962	1,103,967
Transfers between funds	375,623	(2,943,563)	2,832,163	519,416	5,079,987	3,976,199	12,426	1,621,484
Surrenders (notes 3, 4, 5, 6 and 7)	(1,954,928)	(2,345,058)	(1,552,539)	(2,528,568)	(2,817,373)	(2,591,267)	(267,352)	(756,753)
Adjustments to maintain reserves	(326)	70	3	27	161	42	19	8

Net equity transactions	(623,837)	(4,217,383)	2,675,206	(951,823)	4,887,555	3,961,710	2,012,055	1,968,706

Net change in contract owners’ equity	2,236,456	(121,117)	6,583,822	3,713,307	11,421,693	11,306,566	3,146,543	3,131,159
Contract owners’ equity at beginning of period	30,428,501	30,549,618	35,296,273	31,582,966	51,141,507	39,834,941	6,855,239	3,724,080

Contract owners’ equity at end of period	$32,664,957	30,428,501	41,880,095	35,296,273	62,563,200	51,141,507	10,001,782	6,855,239

CHANGE IN UNITS:
Beginning units	1,053,955	1,214,585	1,529,308	1,583,389	1,582,395	1,438,640	500,779	320,893
Units purchased	305,048	179,076	584,826	173,040	456,043	343,590	275,959	242,151
Units surrendered	(328,169)	(339,706)	(478,426)	(227,121)	(315,336)	(199,835)	(142,211)	(62,265)

Ending units	1,030,834	1,053,955	1,635,708	1,529,308	1,723,102	1,582,395	634,527	500,779

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FF40S		FF45S		FF50S		FF55S
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$204,475	152,343	9,238	4,793	14,355	12,619	4,045	116
Realized gain (loss) on investments	996,468	294,826	122,767	30,850	280,649	2,281	8,873	(2,091)
Change in unrealized gain (loss) on investments	2,147,681	2,525,972	(12,845)	109,951	(13,987)	247,829	(454)	236
Reinvested capital gains	1,183,609	1,012,443	37,355	18,143	79,700	45,076	10,490	533

Net increase (decrease) in contract owners’ equity resulting from operations	4,532,233	3,985,584	156,515	163,737	360,717	307,805	22,954	(1,206)

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	1,563,777	751,747	283,163	211,715	55,203	381,279	8,090	2,811
Transfers between funds	2,217,774	1,497,212	336,675	166,687	(134,323)	523,366	317,558	20,458
Surrenders (notes 3, 4, 5, 6 and 7)	(1,185,076)	(955,658)	(42,997)	(106,631)	(93,294)	(48,950)	(7,243)	(1,889)
Adjustments to maintain reserves	32	44	10	(4)	4	11	(11)	(4)

Net equity transactions	2,596,507	1,293,345	576,851	271,767	(172,410)	855,706	318,394	21,376

Net change in contract owners’ equity	7,128,740	5,278,929	733,366	435,504	188,307	1,163,511	341,348	20,170
Contract owners’ equity at beginning of period	25,365,065	20,086,136	765,132	329,628	2,219,797	1,056,286	21,393	1,223

Contract owners’ equity at end of period	$32,493,805	25,365,065	1,498,498	765,132	2,408,104	2,219,797	362,741	21,393

CHANGE IN UNITS:
Beginning units	901,286	849,519	55,372	27,896	144,325	81,668	1,634	111
Units purchased	276,045	178,584	68,848	38,012	40,497	66,327	23,850	1,675
Units surrendered	(196,815)	(126,817)	(32,037)	(10,536)	(51,652)	(3,670)	(2,008)	(152)

Ending units	980,516	901,286	92,183	55,372	133,170	144,325	23,476	1,634

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FF60S		FF65S		FFINS		FGOS
	2021	2020	2021	2020	2021	2020	2021	2020 (as restated)
Investment activity*:
Net investment income (loss)	$8,863	2,373	80	-	11,397	17,898	(658)	(582)
Realized gain (loss) on investments	103,877	2,265	3	-	68,207	(8,985)	57,415	6,689
Change in unrealized gain (loss) on investments	(33,637)	32,465	(30)	-	(65,897)	75,010	(39,529)	240,048
Reinvested capital gains	25,591	9,147	248	-	35,799	34,328	57,485	28,229

Net increase (decrease) in contract owners’ equity resulting from operations	104,694	46,250	301	-	49,506	118,251	74,713	274,384

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	156,472	2,422	-	-	299	126	573	-
Transfers between funds	122,255	296,297	6,777	-	(260,365)	154,660	1,838	4,771
Surrenders (notes 3, 4, 5, 6 and 7)	(15,242)	(1,136)	(52)	-	(123,509)	(86,159)	(97,113)	(10,504)
Adjustments to maintain reserves	(9)	7	-	-	15	(2)	-	(29)

Net equity transactions	263,476	297,590	6,725	-	(383,560)	68,625	(94,702)	(5,762)

Net change in contract owners’ equity	368,170	343,840	7,026	-	(334,054)	186,876	(19,989)	268,622
Contract owners’ equity at beginning of period	345,063	1,223	-	-	1,932,596	1,745,720	677,948	409,326

Contract owners’ equity at end of period	$713,233	345,063	7,026	-	1,598,542	1,932,596	657,959	677,948

CHANGE IN UNITS:
Beginning units	26,316	111	-	-	121,416	120,811	10,483	9,975
Units purchased	40,103	26,303	660	-	101,923	6,181	36	6,270
Units surrendered	(20,272)	(98)	(5)	-	(126,725)	(5,576)	(1,412)	(5,762)

Ending units	46,147	26,316	655	-	96,614	121,416	9,107	10,483

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FGS		FHIS		FIGBS		FIP
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(111,351)	(3,542)	573,707	519,583	3,190,711	3,337,440	35,939	259,690
Realized gain (loss) on investments	10,402,821	7,277,485	56,964	(264,399)	1,929,035	2,337,162	867,252	15,108,637
Change in unrealized gain (loss) on investments	(10,894,492)	30,242,235	(153,156)	3,530	(11,501,719)	8,410,670	136,820	(18,751,795)
Reinvested capital gains	36,656,365	12,088,285	-	-	4,754,427	59,752	14,430	259,387

Net increase (decrease) in contract owners’ equity resulting from operations	36,053,343	49,604,463	477,515	258,714	(1,627,546)	14,145,024	1,054,441	(3,124,081)

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	3,083,768	2,273,870	195,111	194,050	2,199,704	2,484,327	1,291,891	765,913
Transfers between funds	(2,613,309)	5,128,520	325,620	(1,719,692)	9,432,088	(4,500,972)	(4,662)	(76,409,083)
Surrenders (notes 3, 4, 5, 6 and 7)	(11,626,482)	(9,784,637)	(558,254)	(650,860)	(8,595,526)	(6,057,898)	(470,788)	(291,030)
Adjustments to maintain reserves	(317,177)	95,410	(20)	(1)	(290)	(10)	36	(46)

Net equity transactions	(11,473,200)	(2,286,837)	(37,543)	(2,176,503)	3,035,976	(8,074,553)	816,477	(75,934,246)

Net change in contract owners’ equity	24,580,143	47,317,626	439,972	(1,917,789)	1,408,430	6,070,471	1,870,918	(79,058,327)
Contract owners’ equity at beginning of period	164,646,718	117,329,092	10,751,416	12,669,205	175,571,019	169,500,548	1,369,972	80,428,299

Contract owners’ equity at end of period	$189,226,861	164,646,718	11,191,388	10,751,416	176,979,449	175,571,019	3,240,890	1,369,972

CHANGE IN UNITS:
Beginning units	2,625,643	2,682,726	402,005	480,498	8,359,974	8,807,134	40,491	2,881,385
Units purchased	87,627	388,596	226,450	27,968	1,350,842	1,031,905	42,774	41,154
Units surrendered	(270,131)	(445,679)	(190,919)	(106,461)	(1,224,833)	(1,479,065)	(8,766)	(2,882,048)

Ending units	2,443,139	2,625,643	437,536	402,005	8,485,983	8,359,974	74,499	40,491

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FMCS		FMMP		FNRS2		FOS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$184,406	152,101	(7,474)	11,751	105,520	76,876	94,756	58,287
Realized gain (loss) on investments	1,163,451	(193,552)	-	-	(637,658)	(496,184)	420,031	135,592
Change in unrealized gain (loss) on investments	1,018,978	5,343,594	-	-	2,201,958	(1,095,934)	1,664,319	2,317,521
Reinvested capital gains	6,212,545	-	-	-	-	-	1,626,960	79,531

Net increase (decrease) in contract owners’ equity resulting from operations	8,579,380	5,302,143	(7,474)	11,751	1,669,820	(1,515,242)	3,806,066	2,590,931

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	620,131	667,152	1,191	1,039	531,519	241,957	634,059	483,903
Transfers between funds	(2,431,239)	(4,412,218)	(4,821,779)	(5,222,495)	261,384	(71,044)	(18,250)	85,448
Surrenders (notes 3, 4, 5, 6 and 7)	(1,684,744)	(2,491,557)	(453,768)	(525,130)	(372,589)	(322,589)	(1,509,031)	(1,441,788)
Adjustments to maintain reserves	(188)	54	(22)	(832)	1	(6)	(152)	32

Net equity transactions	(3,496,040)	(6,236,569)	(5,274,378)	(5,747,418)	420,315	(151,682)	(893,374)	(872,405)

Net change in contract owners’ equity	5,083,340	(934,426)	(5,281,852)	(5,735,667)	2,090,135	(1,666,924)	2,912,692	1,718,526
Contract owners’ equity at beginning of period	35,899,841	36,834,267	7,431,845	13,167,512	3,068,839	4,735,763	20,204,014	18,485,488

Contract owners’ equity at end of period	$40,983,181	35,899,841	2,149,993	7,431,845	5,158,974	3,068,839	23,116,706	20,204,014

CHANGE IN UNITS:
Beginning units	501,684	609,632	715,310	1,268,832	271,837	281,564	614,676	654,246
Units purchased	32,575	36,202	620,084	-	57,808	37,097	25,582	42,242
Units surrendered	(78,948)	(144,150)	(1,129,223)	(553,522)	(34,491)	(46,824)	(53,229)	(81,812)

Ending units	455,311	501,684	206,171	715,310	295,154	271,837	587,029	614,676

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FRESS		FVBIS		FVEMIS		FVIIS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$23,336	62,295	39	-	6	-	69	-
Realized gain (loss) on investments	366,270	(78,060)	-	-	-	-	3	-
Change in unrealized gain (loss) on investments	851,894	(233,020)	(45)	-	(16)	-	(95)	-
Reinvested capital gains	15,880	119,793	-	-	27	-	3	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,257,380	(128,992)	(6)	-	17	-	(20)	-

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	196,048	378,105	3,829	-	358	-	2,942	-
Transfers between funds	(1,998,568)	304,041	-	-	342	-	-	-
Surrenders (notes 3, 4, 5, 6 and 7)	(87,061)	(90,210)	(11)	-	(16)	-	(116)	-
Adjustments to maintain reserves	5	16	(5)	-	4	-	(5)	-

Net equity transactions	(1,889,576)	591,952	3,813	-	688	-	2,821	-

Net change in contract owners’ equity	(632,196)	462,960	3,807	-	705	-	2,801	-
Contract owners’ equity at beginning of period	3,507,328	3,044,368	-	-	-	-	-	-

Contract owners’ equity at end of period	$2,875,132	3,507,328	3,807	-	705	-	2,801	-

CHANGE IN UNITS:
Beginning units	312,440	252,550	-	-	-	-	-	-
Units purchased	30,173	87,682	355	-	48	-	231	-
Units surrendered	(157,454)	(27,792)	(1)	-	(1)	-	(10)	-

Ending units	185,159	312,440	354	-	47	-	221	-

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FVMIS		FVSS		FTVDM2		FTVFA2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$2,610	2,713	57,477	32,706	33,222	124,155	10,974	7,914
Realized gain (loss) on investments	661	(1)	116,847	(323,121)	135,795	162,658	(7,206)	(17,692)
Change in unrealized gain (loss) on investments	50,644	44,098	563,131	317,535	(460,234)	121,880	67,049	(69,108)
Reinvested capital gains	1,651	-	338,787	165,021	76,138	77,916	-	141,008

Net increase (decrease) in contract owners’ equity resulting from operations	55,566	46,810	1,076,242	192,141	(215,079)	486,609	70,817	62,122

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	4,109	170,596	108,776	110,192	281,357	159,043	21,844	26,575
Transfers between funds	-	-	176,621	(1,027,817)	(46,709)	(39,597)	24,996	180
Surrenders (notes 3, 4, 5, 6 and 7)	(2,732)	(1,764)	(265,564)	(355,881)	(252,460)	(439,244)	(28,012)	(105,514)
Adjustments to maintain reserves	(3)	-	(189)	(1)	(4)	4	6	(9)

Net equity transactions	1,374	168,832	19,644	(1,273,507)	(17,816)	(319,794)	18,834	(78,768)

Net change in contract owners’ equity	56,940	215,642	1,095,886	(1,081,366)	(232,895)	166,815	89,651	(16,646)
Contract owners’ equity at beginning of period	215,642	-	3,183,854	4,265,220	3,628,886	3,462,071	599,638	616,284

Contract owners’ equity at end of period	$272,582	215,642	4,279,740	3,183,854	3,395,991	3,628,886	689,289	599,638

CHANGE IN UNITS:
Beginning units	16,383	-	78,676	114,054	232,201	259,597	30,172	34,651
Units purchased	296	16,547	6,419	4,666	18,124	23,243	2,533	1,897
Units surrendered	(185)	(164)	(5,864)	(40,044)	(19,793)	(50,639)	(1,650)	(6,376)

Ending units	16,494	16,383	79,231	78,676	230,532	232,201	31,055	30,172

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FTVGB1		FTVGI2		FTVIS2		FTVMD2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(24,690)	1,336,375	(85)	484,358	254,334	316,702	14,148	15,333
Realized gain (loss) on investments	(1,190,184)	(1,379,400)	(180,514)	(182,901)	(17,492)	(177,223)	75,057	(207,050)
Change in unrealized gain (loss) on investments	533,985	(899,632)	(92,425)	(616,521)	598,720	(190,344)	11,979	90,071
Reinvested capital gains	-	-	-	-	-	4,486	-	13,412

Net increase (decrease) in contract owners’ equity resulting from operations	(680,889)	(942,657)	(273,024)	(315,064)	835,562	(46,379)	101,184	(88,234)

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	672,370	536,784	200,009	177,592	133,493	170,319	330	1,449
Transfers between funds	1,400,179	(3,342,046)	27,630	2,927	(107,141)	(141,503)	(116,760)	(327,093)
Surrenders (notes 3, 4, 5, 6 and 7)	(1,800,005)	(879,374)	(315,302)	(347,798)	(537,947)	(1,036,008)	(76,291)	(56,286)
Adjustments to maintain reserves	(5)	1	(10)	(7)	(11)	17	24	(11)

Net equity transactions	272,539	(3,684,635)	(87,673)	(167,286)	(511,606)	(1,007,175)	(192,697)	(381,941)

Net change in contract owners’ equity	(408,350)	(4,627,292)	(360,697)	(482,350)	323,956	(1,053,554)	(91,513)	(470,175)
Contract owners’ equity at beginning of period	13,745,297	18,372,589	5,477,691	5,960,041	5,312,353	6,365,907	656,398	1,126,573

Contract owners’ equity at end of period	$13,336,947	13,745,297	5,116,994	5,477,691	5,636,309	5,312,353	564,885	656,398

CHANGE IN UNITS:
Beginning units	1,366,885	1,733,956	319,287	329,117	237,677	286,791	36,928	60,561
Units purchased	347,891	128,646	22,999	20,560	7,284	8,055	501	1,569
Units surrendered	(323,559)	(495,717)	(28,345)	(30,390)	(28,976)	(57,169)	(10,715)	(25,202)

Ending units	1,391,217	1,366,885	313,941	319,287	215,985	237,677	26,714	36,928

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FTVRDI		FTVSV2		FTVSVI		TIF
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$199,452	246,171	93,009	100,527	131,830	140,876	16,419	24,902
Realized gain (loss) on investments	5,899,200	274,039	108,862	(1,804,901)	(151,111)	(836,155)	(5,517)	(16,247)
Change in unrealized gain (loss) on investments	(2,313,719)	1,241,688	1,624,580	1,413,787	2,231,015	642,288	24,071	(22,720)
Reinvested capital gains	603,831	850,640	290,242	490,263	294,019	504,812	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,388,764	2,612,538	2,116,693	199,676	2,505,753	451,821	34,973	(14,065)

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	382,028	1,148,884	293,606	237,886	316,673	218,612	-	-
Transfers between funds	(21,439,605)	(731,921)	1,315,710	(549,165)	296,660	(248,766)	(331)	(17,835)
Surrenders (notes 3, 4, 5, 6 and 7)	(1,934,965)	(2,257,087)	(525,660)	(897,869)	(409,049)	(740,798)	(33,683)	(20,410)
Adjustments to maintain reserves	3,001	(2,989)	38	1	(76)	2	(16)	(10)

Net equity transactions	(22,989,541)	(1,843,113)	1,083,694	(1,209,147)	204,208	(770,950)	(34,030)	(38,255)

Net change in contract owners’ equity	(18,600,777)	769,425	3,200,387	(1,009,471)	2,709,961	(319,129)	943	(52,320)
Contract owners’ equity at beginning of period	18,600,777	17,831,352	8,381,662	9,391,133	9,730,008	10,049,137	769,644	821,964

Contract owners’ equity at end of period	$-	18,600,777	11,582,049	8,381,662	12,439,969	9,730,008	770,587	769,644

CHANGE IN UNITS:
Beginning units	334,357	372,542	248,662	293,223	169,810	184,863	26,975	28,545
Units purchased	6,883	9,926	49,512	32,900	13,010	10,415	-	-
Units surrendered	(341,240)	(48,111)	(24,410)	(77,461)	(10,061)	(25,468)	(1,114)	(1,570)

Ending units	-	334,357	273,764	248,662	172,759	169,810	25,861	26,975

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	TIF2		GVCSE		GVGMNS		GVGOPS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$205,675	341,097	6,109	1,108	-	62	(2,595)	(1,721)
Realized gain (loss) on investments	(198,902)	(647,531)	230,958	(196,813)	128	(2,649)	49,690	31,050
Change in unrealized gain (loss) on investments	489,868	(232,670)	(244,560)	322,325	155	2,337	(140,476)	114,335
Reinvested capital gains	-	-	358,215	18,361	3,489	319	233,389	199,586

Net increase (decrease) in contract owners’ equity resulting from operations	496,641	(539,104)	350,722	144,981	3,772	69	140,008	343,250

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	164,225	86,231	134,499	84,447	1,845	1,729	25,033	17,447
Transfers between funds	(1,149,558)	(763,281)	(223,225)	26,695	2,018	24,911	42,524	119,284
Surrenders (notes 3, 4, 5, 6 and 7)	(471,962)	(1,023,268)	(96,189)	(72,638)	(1,355)	(58,602)	(47,703)	(40,022)
Adjustments to maintain reserves	17	5	475	(649)	5	4	(13)	13

Net equity transactions	(1,457,278)	(1,700,313)	(184,440)	37,855	2,513	(31,958)	19,841	96,722

Net change in contract owners’ equity	(960,637)	(2,239,417)	166,282	182,836	6,285	(31,889)	159,849	439,972
Contract owners’ equity at beginning of period	11,483,105	13,722,522	1,552,442	1,369,606	22,824	54,713	1,223,147	783,175

Contract owners’ equity at end of period	$10,522,468	11,483,105	1,718,724	1,552,442	29,109	22,824	1,382,996	1,223,147

CHANGE IN UNITS:
Beginning units	454,905	538,139	70,551	67,651	1,512	3,776	35,711	32,955
Units purchased	45,186	44,829	12,266	22,418	235	1,981	3,594	11,173
Units surrendered	(100,878)	(128,063)	(19,825)	(19,518)	(86)	(4,245)	(3,011)	(8,417)

Ending units	399,213	454,905	62,992	70,551	1,661	1,512	36,294	35,711

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	GVMCE		GVMSAS		RVARS		ACEG
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$28,544	33,636	265	181	-	7,983	-	1,246
Realized gain (loss) on investments	1,441,873	(784,027)	211	4	29,623	3,731	160,858	61,355
Change in unrealized gain (loss) on investments	(13,700)	1,117,680	75	657	(2,048)	21,699	(162,956)	429,376
Reinvested capital gains	1,497,617	135,336	-	-	9,100	-	325,205	130,022

Net increase (decrease) in contract owners’ equity resulting from operations	2,954,334	502,625	551	842	36,675	33,413	323,107	621,999

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	24,538	(4,606)	475	474	2,741	2,473	70,236	175,531
Transfers between funds	(807,122)	(806,704)	9,275	4,910	(266,894)	222,200	(88,429)	718,236
Surrenders (notes 3, 4, 5, 6 and 7)	(552,616)	(799,657)	(2,338)	(499)	(21,670)	(49,406)	(304,337)	(128,798)
Adjustments to maintain reserves	105	(147)	3	(2)	(12)	4	(13)	(18)

Net equity transactions	(1,335,095)	(1,611,114)	7,415	4,883	(285,835)	175,271	(322,543)	764,951

Net change in contract owners’ equity	1,619,239	(1,108,489)	7,966	5,725	(249,160)	208,684	564	1,386,950
Contract owners’ equity at beginning of period	9,860,309	10,968,798	9,917	4,192	621,617	412,933	2,855,589	1,468,639

Contract owners’ equity at end of period	$11,479,548	9,860,309	17,883	9,917	372,457	621,617	2,856,153	2,855,589

CHANGE IN UNITS:
Beginning units	185,335	223,376	900	406	52,824	37,683	75,119	54,996
Units purchased	46,649	27,764	941	637	397	20,016	2,785	24,611
Units surrendered	(67,912)	(65,805)	(293)	(143)	(23,943)	(4,875)	(10,777)	(4,488)

Ending units	164,072	185,335	1,548	900	29,278	52,824	67,127	75,119

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	ACGI		AVHY1		AVIE		AVMCCI
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$65,340	106,697	33,772	48,357	434,962	683,676	1,346	1,507
Realized gain (loss) on investments	149,345	(1,054,983)	86,322	(127,404)	831,624	658,721	(1,307)	(32,002)
Change in unrealized gain (loss) on investments	1,231,503	790,117	(88,672)	80,945	(1,873,336)	2,167,850	64,422	5,048
Reinvested capital gains	-	84,671	-	-	2,710,418	720,790	-	46,133

Net increase (decrease) in contract owners’ equity resulting from operations	1,446,188	(73,498)	31,422	1,898	2,103,668	4,231,037	64,461	20,686

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	25,866	75,276	-	10,674	241,546	286,470	7,579	97,104
Transfers between funds	(2,045,917)	(2,394,113)	(297,896)	(163,487)	2,520,912	155,420	14,860	(58,581)
Surrenders (notes 3, 4, 5, 6 and 7)	(47,140)	(149,716)	(118,971)	(213,672)	(1,283,918)	(1,315,653)	(2,947)	(88,949)
Adjustments to maintain reserves	(31)	34	8	(5)	(39)	34	(4)	13

Net equity transactions	(2,067,222)	(2,468,519)	(416,859)	(366,490)	1,478,501	(873,729)	19,488	(50,413)

Net change in contract owners’ equity	(621,034)	(2,542,017)	(385,437)	(364,592)	3,582,169	3,357,308	83,949	(29,727)
Contract owners’ equity at beginning of period	5,718,508	8,260,525	1,187,481	1,552,073	36,676,103	33,318,795	260,436	290,163

Contract owners’ equity at end of period	$5,097,474	5,718,508	802,044	1,187,481	40,258,272	36,676,103	344,385	260,436

CHANGE IN UNITS:
Beginning units	230,665	222,627	68,273	91,988	1,050,203	1,085,856	8,546	10,468
Units purchased	4,903	129,772	6,790	13,276	135,549	132,612	1,421	1,982
Units surrendered	(75,729)	(121,734)	(31,068)	(36,991)	(95,952)	(168,265)	(783)	(3,904)

Ending units	159,839	230,665	43,995	68,273	1,089,800	1,050,203	9,184	8,546

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	AVSCE		IVBRA1		MSVMV		OVAG
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(139)	110	57,506	126,650	-	-	(11,517)	1,501
Realized gain (loss) on investments	44,076	(8,195)	(14,598)	(29,384)	-	-	2,541,572	2,151,785
Change in unrealized gain (loss) on investments	(23,927)	23,025	51,695	(22,542)	1	-	774,778	9,332,399
Reinvested capital gains	10,251	10,083	57,281	81,646	-	-	5,758,027	2,755,710

Net increase (decrease) in contract owners’ equity resulting from operations	30,261	25,023	151,884	156,370	1	-	9,062,860	14,241,395

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	13	-	21,492	41,953	12	-	1,729,142	596,013
Transfers between funds	29,686	(6,627)	27,914	(194,815)	2	-	1,595,988	3,747,668
Surrenders (notes 3, 4, 5, 6 and 7)	(2,288)	(33,582)	(71,087)	(108,124)	-	-	(3,995,784)	(2,945,136)
Adjustments to maintain reserves	(2)	-	10	(2)	(15)	-	(946,636)	804,657

Net equity transactions	27,409	(40,209)	(21,671)	(260,988)	(1)	-	(1,617,290)	2,203,202

Net change in contract owners’ equity	57,670	(15,186)	130,213	(104,618)	-	-	7,445,570	16,444,597
Contract owners’ equity at beginning of period	144,020	159,206	1,690,768	1,795,386	-	-	49,039,303	32,594,706

Contract owners’ equity at end of period	$201,690	144,020	1,820,981	1,690,768	-	-	56,484,873	49,039,303

CHANGE IN UNITS:
Beginning units	8,323	11,678	117,013	136,958	-	-	860,217	807,590
Units purchased	1,497	-	4,346	3,949	-	-	166,720	128,953
Units surrendered	(115)	(3,355)	(6,315)	(23,894)	-	-	(245,565)	(76,326)

Ending units	9,705	8,323	115,044	117,013	-	-	781,372	860,217

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	OVGI		OVGR		OVGS		OVIG
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$292,037	529,525	(18,685)	(23,238)	(83,070)	476,929	(40,455)	141,771
Realized gain (loss) on investments	9,983,019	1,597,793	557,915	75,997	5,388,294	520,792	720,854	480,580
Change in unrealized gain (loss) on investments	(2,009,916)	(774,760)	1,544,603	1,633,738	3,783,677	16,967,868	(627,610)	3,412,401
Reinvested capital gains	2,510,681	3,596,896	786,162	1,560,764	5,235,044	2,951,486	2,153,098	257,213

Net increase (decrease) in contract owners’ equity resulting from operations	10,775,821	4,949,454	2,869,995	3,247,261	14,323,945	20,917,075	2,205,887	4,291,965

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	701,747	826,513	4,512	6,759	2,194,525	2,388,947	1,553,958	1,652,425
Transfers between funds	(39,097,921)	(1,051,357)	(558,313)	364,060	(3,990,212)	(6,161,353)	(492,868)	(27,396)
Surrenders (notes 3, 4, 5, 6 and 7)	(3,128,977)	(2,417,527)	(208,750)	(231,888)	(5,414,840)	(6,781,874)	(1,335,580)	(1,226,771)
Adjustments to maintain reserves	14	31	(60,276)	16,186	(1,180)	68	12	32

Net equity transactions	(41,525,137)	(2,642,340)	(822,827)	155,117	(7,211,707)	(10,554,212)	(274,478)	398,290

Net change in contract owners’ equity	(30,749,316)	2,307,114	2,047,168	3,402,378	7,112,238	10,362,863	1,931,409	4,690,255
Contract owners’ equity at beginning of period	40,345,310	38,038,196	12,974,325	9,571,947	96,810,105	86,447,242	22,248,163	17,557,908

Contract owners’ equity at end of period	$9,595,994	40,345,310	15,021,493	12,974,325	103,922,343	96,810,105	24,179,572	22,248,163

CHANGE IN UNITS:
Beginning units	959,869	1,029,257	332,659	340,202	2,117,816	2,419,546	1,303,519	1,248,270
Units purchased	169,802	47,991	209,815	23,985	461,300	313,790	167,176	262,715
Units surrendered	(936,017)	(117,379)	(290,611)	(31,528)	(622,022)	(615,520)	(183,017)	(207,466)

Ending units	193,654	959,869	251,863	332,659	1,957,094	2,117,816	1,287,678	1,303,519

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	OVSB		OVSC		WRASP		WRGP
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$828,921	1,036,707	33,466	38,594	111,930	126,640	(5,089)	(4,221)
Realized gain (loss) on investments	(173,739)	(415,329)	191,845	(364,633)	211,627	(20,200)	90,497	(120,343)
Change in unrealized gain (loss) on investments	(1,283,366)	(58,199)	963,241	1,537,233	(347,500)	598,047	921,446	752,340
Reinvested capital gains	-	-	590,907	89,495	729,540	106,027	575,356	522,207

Net increase (decrease) in contract owners’ equity resulting from operations	(628,184)	563,179	1,779,459	1,300,689	705,597	810,514	1,582,210	1,149,983

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	152,126	122,788	869,021	1,014,488	264,043	302,293	111,314	219,620
Transfers between funds	(182,648)	(274,359)	220,005	(48,124)	(178,720)	(55,673)	673,901	(545,336)
Surrenders (notes 3, 4, 5, 6 and 7)	(847,393)	(1,445,135)	(1,017,277)	(1,439,054)	(592,625)	(602,758)	(147,446)	(138,658)
Adjustments to maintain reserves	7	(2)	(190)	25	10	(3)	(10)	(6)

Net equity transactions	(877,908)	(1,596,708)	71,559	(472,665)	(507,292)	(356,141)	637,759	(464,380)

Net change in contract owners’ equity	(1,506,092)	(1,033,529)	1,851,018	828,024	198,305	454,373	2,219,969	685,603
Contract owners’ equity at beginning of period	18,694,534	19,728,063	7,984,207	7,156,183	6,983,459	6,529,086	4,866,442	4,180,839

Contract owners’ equity at end of period	$17,188,442	18,694,534	9,835,225	7,984,207	7,181,764	6,983,459	7,086,411	4,866,442

CHANGE IN UNITS:
Beginning units	1,127,112	1,229,876	117,121	125,648	337,483	359,396	77,822	87,159
Units purchased	31,013	32,856	8,217	10,892	21,004	30,468	17,299	6,405
Units surrendered	(85,199)	(135,620)	(7,532)	(19,419)	(44,170)	(52,381)	(8,128)	(15,742)

Ending units	1,072,926	1,127,112	117,806	117,121	314,317	337,483	86,993	77,822

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	WRHIP		WRMCG		WRRESP		WRSTP
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$772,870	1,072,763	(8,807)	(7,834)	56,228	86,917	(3,508)	(4,963)
Realized gain (loss) on investments	(22,867)	(894,847)	662,729	439,073	271,644	3,910	1,991,293	998,269
Change in unrealized gain (loss) on investments	54,813	458,761	(426,040)	1,231,811	2,171,906	(689,289)	(3,605,574)	880,377
Reinvested capital gains	-	-	814,415	336,771	108,801	429,752	2,955,121	1,025,078

Net increase (decrease) in contract owners’ equity resulting from operations	804,816	636,677	1,042,297	1,999,821	2,608,579	(168,710)	1,337,332	2,898,761

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	205,224	216,657	97,132	232,836	180,750	414,756	1,135,602	1,360,464
Transfers between funds	(618,272)	(2,713,698)	106,031	(538,977)	717,205	(1,075,449)	(766,308)	(2,482,556)
Surrenders (notes 3, 4, 5, 6 and 7)	(795,046)	(459,790)	(364,325)	(547,335)	(563,487)	(487,065)	(1,140,319)	(962,836)
Adjustments to maintain reserves	75	16	104	(8)	35	17	(299)	71

Net equity transactions	(1,208,019)	(2,956,815)	(161,058)	(853,484)	334,503	(1,147,741)	(771,324)	(2,084,857)

Net change in contract owners’ equity	(403,203)	(2,320,138)	881,239	1,146,337	2,943,082	(1,316,451)	566,008	813,904
Contract owners’ equity at beginning of period	14,536,361	16,856,499	6,307,315	5,160,978	5,811,124	7,127,575	9,705,505	8,891,601

Contract owners’ equity at end of period	$14,133,158	14,536,361	7,188,554	6,307,315	8,754,206	5,811,124	10,271,513	9,705,505

CHANGE IN UNITS:
Beginning units	900,221	1,104,637	172,147	209,954	217,442	258,676	184,422	229,430
Units purchased	79,477	78,698	29,052	33,804	52,988	28,060	31,859	43,417
Units surrendered	(153,017)	(283,114)	(32,666)	(71,611)	(42,145)	(69,294)	(46,625)	(88,425)

Ending units	826,681	900,221	168,533	172,147	228,285	217,442	169,656	184,422

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	JPMMV1		JPSCE1		JABS		JACAS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$396,990	512,478	2,403	4,406	247,723	528,995	(19,845)	71,104
Realized gain (loss) on investments	1,071,215	(1,609,807)	31,175	(160,993)	2,135,261	1,880,396	4,338,655	2,178,918
Change in unrealized gain (loss) on investments	8,977,004	13,931	87,583	172,989	4,447,803	2,046,614	1,123,815	12,512,978
Reinvested capital gains	2,693,823	2,459,433	21,015	33,288	347,269	576,692	9,069,454	4,197,214

Net increase (decrease) in contract owners’ equity resulting from operations	13,139,032	1,376,035	142,176	49,690	7,178,056	5,032,697	14,512,079	18,960,214

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	869,702	587,098	128,518	284,642	1,127,130	3,411,480	1,741,314	1,840,092
Transfers between funds	544,269	80,551	335,215	(339,354)	418,635	(324,183)	(3,447,955)	(2,110,233)
Surrenders (notes 3, 4, 5, 6 and 7)	(1,941,925)	(1,327,273)	(14,672)	(56,778)	(2,116,427)	(2,891,038)	(4,829,068)	(5,697,033)
Adjustments to maintain reserves	(128)	138	12	9	143	91	60	6

Net equity transactions	(528,082)	(659,486)	449,073	(111,481)	(570,519)	196,350	(6,535,649)	(5,967,168)

Net change in contract owners’ equity	12,610,950	716,549	591,249	(61,791)	6,607,537	5,229,047	7,976,430	12,993,046
Contract owners’ equity at beginning of period	45,332,340	44,615,791	531,195	592,986	43,662,093	38,433,046	65,981,390	52,988,344

Contract owners’ equity at end of period	$57,943,290	45,332,340	1,122,444	531,195	50,269,630	43,662,093	73,957,820	65,981,390

CHANGE IN UNITS:
Beginning units	1,118,045	1,104,013	33,535	42,359	940,674	943,328	1,268,442	1,418,018
Units purchased	222,372	160,838	41,663	25,332	101,496	147,403	135,242	75,116
Units surrendered	(242,458)	(146,806)	(16,740)	(34,156)	(115,452)	(150,057)	(247,526)	(224,692)

Ending units	1,097,959	1,118,045	58,458	33,535	926,718	940,674	1,156,158	1,268,442

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	JAEI		JAFBS		JAGTS		JAIGS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$5,131	1,608	115,917	157,486	34,375	(11,727)	257,716	232,521
Realized gain (loss) on investments	317,758	25,202	76,281	329,283	3,759,360	4,155,349	151,076	(509,310)
Change in unrealized gain (loss) on investments	(135,271)	182,969	(464,291)	151,405	(2,392,006)	7,227,338	2,712,253	3,470,078
Reinvested capital gains	135,391	159,852	184,336	-	5,988,697	2,993,656	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	323,009	369,631	(87,757)	638,174	7,390,426	14,364,616	3,121,045	3,193,289

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	55,272	59,897	181,950	352,487	1,047,706	1,065,054	658,787	523,468
Transfers between funds	(1,114,300)	(300,230)	313,459	(224,610)	(2,090,266)	3,122,536	114,017	(129,508)
Surrenders (notes 3, 4, 5, 6 and 7)	(127,864)	(71,910)	(281,974)	(555,528)	(2,773,075)	(3,409,242)	(1,425,799)	(1,501,264)
Adjustments to maintain reserves	(6)	15	6	(4)	(9)	123	112	(36)

Net equity transactions	(1,186,898)	(312,228)	213,441	(427,655)	(3,815,644)	778,471	(652,883)	(1,107,340)

Net change in contract owners’ equity	(863,889)	57,403	125,684	210,519	3,574,782	15,143,087	2,468,162	2,085,949
Contract owners’ equity at beginning of period	2,481,780	2,424,377	7,388,807	7,178,288	44,019,614	28,876,527	23,867,458	21,781,509

Contract owners’ equity at end of period	$1,617,891	2,481,780	7,514,491	7,388,807	47,594,396	44,019,614	26,335,620	23,867,458

CHANGE IN UNITS:
Beginning units	132,469	154,605	587,623	628,541	1,262,083	1,245,624	1,133,790	1,200,849
Units purchased	3,548	4,540	97,291	68,935	60,661	184,635	227,798	107,439
Units surrendered	(62,100)	(26,676)	(80,633)	(109,853)	(164,248)	(168,176)	(261,374)	(174,498)

Ending units	73,917	132,469	604,281	587,623	1,158,496	1,262,083	1,100,214	1,133,790

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	JAMGS		JAMVS		LZREMS		SBVSG
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$35,136	(56,957)	976	6,455	234,463	262,240	(52,867)	(37,157)
Realized gain (loss) on investments	2,284,029	1,380,127	222	(12,115)	559,279	(1,518,101)	3,930,858	(105,684)
Change in unrealized gain (loss) on investments	255,722	4,241,519	157,421	(28,446)	(36,084)	880,413	(3,994,978)	6,697,997
Reinvested capital gains	3,966,351	2,645,470	-	15,152	-	-	3,547,967	1,864,361

Net increase (decrease) in contract owners’ equity resulting from operations	6,541,238	8,210,159	158,619	(18,954)	757,658	(375,448)	3,430,980	8,419,517

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	1,474,913	1,104,804	2,170	1,960	392,481	711,623	858,723	1,035,434
Transfers between funds	(3,827,610)	647,580	7,061	(33,570)	(1,689,652)	(2,081,608)	(2,679,779)	(701,168)
Surrenders (notes 3, 4, 5, 6 and 7)	(989,622)	(1,007,731)	(18,138)	(9,856)	(607,819)	(651,155)	(1,528,014)	(1,126,270)
Adjustments to maintain reserves	(54)	(58)	(2)	10	(4)	17	(36)	(17)

Net equity transactions	(3,342,373)	744,595	(8,909)	(41,456)	(1,904,994)	(2,021,123)	(3,349,106)	(792,021)

Net change in contract owners’ equity	3,198,865	8,954,754	149,710	(60,410)	(1,147,336)	(2,396,571)	81,874	7,627,496
Contract owners’ equity at beginning of period	41,970,299	33,015,545	834,228	894,638	12,882,704	15,279,275	28,098,311	20,470,815

Contract owners’ equity at end of period	$45,169,164	41,970,299	983,938	834,228	11,735,368	12,882,704	28,180,185	28,098,311

CHANGE IN UNITS:
Beginning units	1,928,139	1,803,875	38,490	40,695	1,040,798	1,217,379	625,713	652,734
Units purchased	290,352	443,767	379	125	92,268	153,760	48,127	110,593
Units surrendered	(435,495)	(319,503)	(778)	(2,330)	(232,069)	(330,341)	(115,875)	(137,614)

Ending units	1,782,996	1,928,139	38,091	38,490	900,997	1,040,798	557,965	625,713

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	BNCAI		LOVBD		LOVMCV		LOVSDC
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(11,770)	(10,940)	124,463	146,178	-	10	470,767	608,844
Realized gain (loss) on investments	525,259	846,888	58,131	72,232	254	(2,320)	50,245	(205,731)
Change in unrealized gain (loss) on investments	544,970	675,201	(122,970)	54,045	(166)	711	(405,229)	227,598
Reinvested capital gains	164,749	113,979	70,004	-	1	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,223,208	1,625,128	129,628	272,455	89	(1,599)	115,783	630,711

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	689	(97,591)	73,172	402,920	-	-	429,920	(397,107)
Transfers between funds	194,608	(736,634)	125,021	(489,083)	(1,434)	(3,606)	(162,382)	2,510,908
Surrenders (notes 3, 4, 5, 6 and 7)	(173,902)	(367,220)	(209,434)	(46,535)	277	(5,639)	(1,267,618)	16,676
Adjustments to maintain reserves	(9)	(63)	(6)	18	7	(14)	(18)	(6,922)

Net equity transactions	21,386	(1,201,508)	(11,247)	(132,680)	(1,150)	(9,259)	(1,000,098)	2,123,555

Net change in contract owners’ equity	1,244,594	423,620	118,381	139,775	(1,061)	(10,858)	(884,315)	2,754,266
Contract owners’ equity at beginning of period	6,747,501	6,323,881	4,246,211	4,106,436	1,061	11,919	24,171,910	21,417,644

Contract owners’ equity at end of period	$7,992,095	6,747,501	4,364,592	4,246,211	-	1,061	23,287,595	24,171,910

CHANGE IN UNITS:
Beginning units	82,684	103,709	302,161	313,730	44	491	2,143,345	1,956,169
Units purchased	28,257	5,309	17,352	101,835	13	61	654,237	474,179
Units surrendered	(28,913)	(26,334)	(18,207)	(113,404)	(57)	(508)	(745,036)	(287,003)

Ending units	82,028	82,684	301,306	302,161	-	44	2,052,546	2,143,345

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	LOVTRC		MNVFRS		MEGSS		MMCGSC
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$352,500	782,840	1,239	149	(1)	-	(2,790)	(716)
Realized gain (loss) on investments	895,562	279,420	16	-	-	-	127,270	44,318
Change in unrealized gain (loss) on investments	(1,576,908)	546,300	222	539	(70)	-	(376,329)	219,819
Reinvested capital gains	182,846	676,850	-	-	-	-	565,922	96,190

Net increase (decrease) in contract owners’ equity resulting from operations	(146,000)	2,285,410	1,477	688	(71)	-	314,073	359,611

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	1,886,304	2,050,379	4,900	-	-	-	98,804	429,313
Transfers between funds	(14,919,215)	3,229,237	-	43,823	6,204	-	1,045,433	490,401
Surrenders (notes 3, 4, 5, 6 and 7)	(2,904,934)	(1,454,824)	(778)	(67)	(9)	-	(299,230)	(56,575)
Adjustments to maintain reserves	(6)	26	(9)	(1)	(7)	-	20	(8)

Net equity transactions	(15,937,851)	3,824,818	4,113	43,755	6,188	-	845,027	863,131

Net change in contract owners’ equity	(16,083,851)	6,110,228	5,590	44,443	6,117	-	1,159,100	1,222,742
Contract owners’ equity at beginning of period	37,251,155	31,140,927	44,443	-	-	-	1,471,978	249,236

Contract owners’ equity at end of period	$21,167,304	37,251,155	50,033	44,443	6,117	-	2,631,078	1,471,978

CHANGE IN UNITS:
Beginning units	3,073,147	2,753,771	3,986	-	-	-	81,625	18,803
Units purchased	710,301	530,619	428	3,992	534	-	78,410	95,358
Units surrendered	(2,030,995)	(211,243)	(68)	(6)	(1)	-	(31,665)	(32,536)

Ending units	1,752,453	3,073,147	4,346	3,986	533	-	128,370	81,625

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	MNDIC		MNDSC		MV2EEI		MV2EES
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$-	-	2,399	(284)	-	-	257	-
Realized gain (loss) on investments	228,062	(9,082)	121,616	3,569	-	-	(1,032)	-
Change in unrealized gain (loss) on investments	(510,786)	557,401	(912,775)	702,736	(46)	-	(18,115)	-
Reinvested capital gains	337,501	155,504	850,045	168,125	-	-	12	-

Net increase (decrease) in contract owners’ equity resulting from operations	54,777	703,823	61,285	874,146	(46)	-	(18,878)	-

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	70,832	83,978	226,266	707,111	-	-	(90)	-
Transfers between funds	(436,944)	308,819	916,505	1,151,093	1,109	-	155,086	-
Surrenders (notes 3, 4, 5, 6 and 7)	(236,014)	(150,581)	(64,466)	(22,161)	(19)	-	(3,802)	-
Adjustments to maintain reserves	101	12	(57)	29	(4)	-	-	-

Net equity transactions	(602,025)	242,228	1,078,248	1,836,072	1,086	-	151,194	-

Net change in contract owners’ equity	(547,248)	946,051	1,139,533	2,710,218	1,040	-	132,316	-
Contract owners’ equity at beginning of period	2,389,820	1,443,769	3,526,600	816,382	-	-	-	-

Contract owners’ equity at end of period	$1,842,572	2,389,820	4,666,133	3,526,600	1,040	-	132,316	-

CHANGE IN UNITS:
Beginning units	63,827	56,254	97,110	32,582	-	-	-	-
Units purchased	2,107	13,156	36,021	65,331	97	-	23,973	-
Units surrendered	(17,593)	(5,583)	(6,878)	(803)	(2)	-	(11,794)	-

Ending units	48,341	63,827	126,253	97,110	95	-	12,179	-

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	MV2IGI		MV2RIS		MV3MVI		MV3MVS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$12,822	19,362	230,463	14,368	1,433	8	10,272	3,384
Realized gain (loss) on investments	223,257	180,219	93,491	734,708	3,861	-	239,700	(1,015)
Change in unrealized gain (loss) on investments	283,060	245,786	1,883,975	(994,515)	17,282	232	147,691	104,969
Reinvested capital gains	682,843	410,118	1,955,689	58,183	1,214	27	12,619	16,423

Net increase (decrease) in contract owners’ equity resulting from operations	1,201,982	855,485	4,163,618	(187,256)	23,790	267	410,282	123,761

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	116,310	92,499	99,147	35,178	112,448	-	14,568	5,283
Transfers between funds	(268,848)	(149,117)	(58,230)	10,291,564	209,749	14,585	303,953	1,233,077
Surrenders (notes 3, 4, 5, 6 and 7)	(298,749)	(370,016)	(515,066)	(212,653)	(7,311)	(36)	(578,825)	(2,863)
Adjustments to maintain reserves	12	(5)	38	8	(12)	7	(20)	4

Net equity transactions	(451,275)	(426,639)	(474,111)	10,114,097	314,874	14,556	(260,324)	1,235,501

Net change in contract owners’ equity	750,707	428,846	3,689,507	9,926,841	338,664	14,823	149,958	1,359,262
Contract owners’ equity at beginning of period	4,805,134	4,376,288	37,528,717	27,601,876	14,823	-	1,369,174	9,912

Contract owners’ equity at end of period	$5,555,841	4,805,134	41,218,224	37,528,717	353,487	14,823	1,519,132	1,369,174

CHANGE IN UNITS:
Beginning units	206,954	230,941	2,635,491	2,182,472	1,076	-	120,414	902
Units purchased	6,084	11,448	31,247	477,814	19,003	1,079	32,737	119,892
Units surrendered	(23,087)	(35,435)	(62,751)	(24,795)	(489)	(3)	(50,684)	(380)

Ending units	189,951	206,954	2,603,987	2,635,491	19,590	1,076	102,467	120,414

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	MVBRES		MVFIC		MVFSC		MVIGIC
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$15,199	15,433	154,433	160,875	1,099,308	915,638	2,459	3,494
Realized gain (loss) on investments	105,789	(96,639)	278,682	14,479	2,479,658	(347,986)	20,239	(1,187)
Change in unrealized gain (loss) on investments	253,270	167,050	1,926,819	(317,781)	17,871,954	(151,513)	(3,274)	43,913
Reinvested capital gains	144,494	70,927	257,172	450,878	2,564,489	3,637,672	20,052	3,178

Net increase (decrease) in contract owners’ equity resulting from operations	518,752	156,771	2,617,106	308,451	24,015,409	4,053,811	39,476	49,398

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	139,920	132,489	260,800	259,645	2,170,087	2,365,146	54,733	4,199
Transfers between funds	(10,013)	(866,372)	(236,097)	(525,872)	3,645,850	7,685,400	120,574	147,410
Surrenders (notes 3, 4, 5, 6 and 7)	(48,919)	(138,911)	(817,659)	(726,919)	(5,973,325)	(2,594,249)	(20,484)	(18,962)
Adjustments to maintain reserves	3	15	(43)	6	(137)	185	-	(4)

Net equity transactions	80,991	(872,779)	(792,999)	(993,140)	(157,525)	7,456,482	154,823	132,643

Net change in contract owners’ equity	599,743	(716,008)	1,824,107	(684,689)	23,857,884	11,510,293	194,299	182,041
Contract owners’ equity at beginning of period	1,738,664	2,454,672	10,724,980	11,409,669	97,058,379	85,548,086	302,884	120,843

Contract owners’ equity at end of period	$2,338,407	1,738,664	12,549,087	10,724,980	120,916,263	97,058,379	497,183	302,884

CHANGE IN UNITS:
Beginning units	88,920	144,468	209,472	230,589	4,050,766	3,683,177	23,852	11,023
Units purchased	10,496	20,062	7,075	9,695	804,725	830,715	13,607	14,724
Units surrendered	(6,681)	(75,610)	(21,175)	(30,812)	(824,102)	(463,126)	(1,628)	(1,895)

Ending units	92,735	88,920	195,372	209,472	4,031,389	4,050,766	35,831	23,852

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	MVIVSC		MVRBSS		MSEM		MSVEG
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(36,633)	565,331	97,983	47,877	391,959	332,923	(21,075)	(9,921)
Realized gain (loss) on investments	6,735,502	4,350,810	11,766	30,519	(96,863)	(195,195)	3,066,281	756,195
Change in unrealized gain (loss) on investments	1,355,310	11,773,879	(147,647)	89,031	(464,378)	209,085	(7,614,631)	3,839,911
Reinvested capital gains	2,989,831	1,996,613	304	-	-	-	4,362,340	719,874

Net increase (decrease) in contract owners’ equity resulting from operations	11,044,010	18,686,633	(37,594)	167,427	(169,282)	346,813	(207,085)	5,306,059

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	1,723,203	1,814,032	258,316	200,237	188,864	184,237	684,711	682,921
Transfers between funds	(3,722,319)	(3,801,379)	474,400	2,015,271	122,016	(385,980)	4,685,848	1,509,020
Surrenders (notes 3, 4, 5, 6 and 7)	(4,875,600)	(4,237,506)	(92,200)	(31,983)	(575,753)	(421,702)	(1,096,250)	(477,186)
Adjustments to maintain reserves	(132)	(126)	(7)	10	(15)	22	(15)	238

Net equity transactions	(6,874,848)	(6,224,979)	640,509	2,183,535	(264,888)	(623,423)	4,274,294	1,714,993

Net change in contract owners’ equity	4,169,162	12,461,654	602,915	2,350,962	(434,170)	(276,610)	4,067,209	7,021,052
Contract owners’ equity at beginning of period	111,199,442	98,737,788	3,561,325	1,210,363	7,877,711	8,154,321	11,234,029	4,212,977

Contract owners’ equity at end of period	$115,368,604	111,199,442	4,164,240	3,561,325	7,443,541	7,877,711	15,301,238	11,234,029

CHANGE IN UNITS:
Beginning units	2,828,149	3,016,906	298,146	109,591	174,554	192,075	129,598	105,709
Units purchased	790,894	375,596	92,593	243,940	21,460	19,059	141,912	39,953
Units surrendered	(963,001)	(564,353)	(38,175)	(55,385)	(31,504)	(36,580)	(95,454)	(16,064)

Ending units	2,656,042	2,828,149	352,564	298,146	164,510	174,554	176,056	129,598

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	MSVFI		MSVMG		MSVRE		VKVGR2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$103,286	69,103	(6,456)	(6,449)	107,879	137,131	111,807	203,379
Realized gain (loss) on investments	13,158	45,782	487,778	752,176	(231,460)	(1,116,019)	(213,682)	(914,985)
Change in unrealized gain (loss) on investments	(297,032)	39,231	(2,728,875)	1,838,774	2,057,854	(983,750)	1,090,999	(165,459)
Reinvested capital gains	171,190	25,261	1,753,317	377,455	-	145,795	-	100,464

Net increase (decrease) in contract owners’ equity resulting from operations	(9,398)	179,377	(494,236)	2,961,956	1,934,273	(1,816,843)	989,124	(776,601)

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	149,659	152,256	(2,153)	1,825	5,896	89,104	250,717	256,589
Transfers between funds	169,319	419,659	(691,796)	(331,964)	34,445	(3,391,169)	(650,048)	(433,163)
Surrenders (notes 3, 4, 5, 6 and 7)	(267,808)	(406,501)	(141,277)	(177,228)	(75,860)	(262,874)	(387,615)	(214,486)
Adjustments to maintain reserves	(53)	1	88	(18)	8	9	(10)	12

Net equity transactions	51,117	165,415	(835,138)	(507,385)	(35,511)	(3,564,930)	(786,956)	(391,048)

Net change in contract owners’ equity	41,719	344,792	(1,329,374)	2,454,571	1,898,762	(5,381,773)	202,168	(1,167,649)
Contract owners’ equity at beginning of period	2,616,433	2,271,641	4,810,306	2,355,735	5,211,568	10,593,341	4,579,745	5,747,394

Contract owners’ equity at end of period	$2,658,152	2,616,433	3,480,932	4,810,306	7,110,330	5,211,568	4,781,913	4,579,745

CHANGE IN UNITS:
Beginning units	123,213	115,319	59,566	73,374	95,340	160,729	394,939	421,903
Units purchased	16,591	30,388	34,151	19,514	15,552	4,004	64,008	72,021
Units surrendered	(14,219)	(22,494)	(45,807)	(33,322)	(20,997)	(69,393)	(125,908)	(98,985)

Ending units	125,585	123,213	47,910	59,566	89,895	95,340	333,039	394,939

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	DTRTFB		EIF		GBF		GEM
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$10,019	3,386	204,069	229,083	1,815,992	2,271,406	134,602	231,661
Realized gain (loss) on investments	107	622	900,887	772,428	999,579	1,469,123	651,392	511,734
Change in unrealized gain (loss) on investments	(10,394)	1,309	1,557,484	(1,020,478)	(5,469,353)	3,305,635	(1,847,844)	501,294
Reinvested capital gains	1,217	-	161,825	566,861	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	949	5,317	2,824,265	547,894	(2,653,782)	7,046,164	(1,061,850)	1,244,689

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	1,862	1,807	246,371	312,727	3,769,900	2,595,622	505,537	441,749
Transfers between funds	300,019	26,594	(442,600)	1,595	5,171,743	(24,878,891)	75,565	(1,337,255)
Surrenders (notes 3, 4, 5, 6 and 7)	(4,430)	(14,950)	(902,285)	(766,949)	(6,455,790)	(6,371,267)	(688,338)	(888,361)
Adjustments to maintain reserves	(7)	9	(306)	(26)	(153)	73	(754)	88

Net equity transactions	297,444	13,460	(1,098,820)	(452,653)	2,485,700	(28,654,463)	(107,990)	(1,783,779)

Net change in contract owners’ equity	298,393	18,777	1,725,445	95,241	(168,082)	(21,608,299)	(1,169,840)	(539,090)
Contract owners’ equity at beginning of period	149,535	130,758	14,694,030	14,598,789	115,933,592	137,541,891	14,598,254	15,137,344

Contract owners’ equity at end of period	$447,928	149,535	16,419,475	14,694,030	115,765,510	115,933,592	13,428,414	14,598,254

CHANGE IN UNITS:
Beginning units	13,279	12,047	407,493	419,411	5,067,963	6,370,399	390,435	459,444
Units purchased	27,102	2,607	14,974	20,284	1,033,045	1,127,189	44,764	31,158
Units surrendered	(423)	(1,375)	(44,181)	(32,202)	(992,744)	(2,429,625)	(47,609)	(100,167)

Ending units	39,958	13,279	378,286	407,493	5,108,264	5,067,963	387,590	390,435

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	GIG		GVAAA2		GVABD2		GVAGG2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$455,527	168,959	150,662	207,398	36,278	44,175	-	62,698
Realized gain (loss) on investments	519,102	58,499	163,570	254,258	36,225	31,152	599,985	89,082
Change in unrealized gain (loss) on investments	1,075,057	619,621	1,414,573	(24,811)	(95,926)	70,222	812,775	1,836,516
Reinvested capital gains	-	-	82,456	1,072,347	10,096	1,426	311,933	639,200

Net increase (decrease) in contract owners’ equity resulting from operations	2,049,686	847,079	1,811,261	1,509,192	(13,327)	146,975	1,724,693	2,627,496

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	497,189	516,246	573,734	783,580	73,774	81,779	413,263	267,469
Transfers between funds	753,832	(851,977)	292,981	(1,316,883)	432,390	170,171	(273,794)	(263,256)
Surrenders (notes 3, 4, 5, 6 and 7)	(1,305,369)	(2,172,996)	(873,180)	(1,992,384)	(507,323)	(171,988)	(1,029,636)	(952,365)
Adjustments to maintain reserves	(226)	244	(11)	26	(8)	7	78	(8)

Net equity transactions	(54,574)	(2,508,483)	(6,476)	(2,525,661)	(1,167)	79,969	(890,089)	(948,160)

Net change in contract owners’ equity	1,995,112	(1,661,404)	1,804,785	(1,016,469)	(14,494)	226,944	834,604	1,679,336
Contract owners’ equity at beginning of period	16,641,951	18,303,355	12,507,621	13,524,090	1,996,303	1,769,359	11,043,235	9,363,899

Contract owners’ equity at end of period	$18,637,063	16,641,951	14,312,406	12,507,621	1,981,809	1,996,303	11,877,839	11,043,235

CHANGE IN UNITS:
Beginning units	742,550	882,785	464,253	562,207	121,550	117,649	286,326	315,449
Units purchased	124,530	55,162	32,930	28,415	32,229	34,555	16,321	12,359
Units surrendered	(127,706)	(195,397)	(34,061)	(126,369)	(32,242)	(30,654)	(37,168)	(41,482)

Ending units	739,374	742,550	463,122	464,253	121,537	121,550	265,479	286,326

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	GVAGI2		GVAGR2		GVDMA		GVDMC
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$63,280	72,723	-	101,246	122,637	169,200	31,086	14,956
Realized gain (loss) on investments	132,370	21,649	906,411	468,715	2,350,886	1,736,323	385,696	(659,610)
Change in unrealized gain (loss) on investments	878,649	32,158	2,865,681	4,534,648	11,331,707	4,229,027	952,743	2,140,077
Reinvested capital gains	109,410	449,012	354,169	1,325,855	1,918,642	6,512,852	215,221	644,105

Net increase (decrease) in contract owners’ equity resulting from operations	1,183,709	575,542	4,126,261	6,430,464	15,723,872	12,647,402	1,584,746	2,139,528

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	714,960	188,609	338,693	272,663	3,518,745	4,358,395	685,025	980,609
Transfers between funds	33,257	(126,901)	2,208,417	1,307,709	1,964,917	1,121,062	1,565,728	255,138
Surrenders (notes 3, 4, 5, 6 and 7)	(569,246)	(516,603)	(1,722,644)	(1,353,211)	(7,049,437)	(7,514,657)	(2,043,001)	(1,919,773)
Adjustments to maintain reserves	(16)	(21)	(77)	15	(8,187)	945	(126)	5

Net equity transactions	178,955	(454,916)	824,389	227,176	(1,573,962)	(2,034,255)	207,626	(684,021)

Net change in contract owners’ equity	1,362,664	120,626	4,950,650	6,657,640	14,149,910	10,613,147	1,792,372	1,455,507
Contract owners’ equity at beginning of period	4,957,599	4,836,973	19,440,206	12,782,566	116,794,221	106,181,074	23,247,069	21,791,562

Contract owners’ equity at end of period	$6,320,263	4,957,599	24,390,856	19,440,206	130,944,131	116,794,221	25,039,441	23,247,069

CHANGE IN UNITS:
Beginning units	174,770	192,818	401,827	400,269	3,367,702	3,434,675	908,828	920,683
Units purchased	21,839	6,994	49,865	43,327	223,496	313,680	133,995	207,517
Units surrendered	(16,410)	(25,042)	(36,865)	(41,769)	(264,791)	(380,653)	(123,942)	(219,372)

Ending units	180,199	174,770	414,827	401,827	3,326,407	3,367,702	918,881	908,828

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	GVEX1		GVIDA		GVIDC		GVIDM
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$346,191	182,448	18,124	47,958	23,853	(190)	113,033	63,433
Realized gain (loss) on investments	518,186	290,572	722,024	(435,580)	243,733	(34,273)	756,145	621,021
Change in unrealized gain (loss) on investments	2,747,935	998,877	5,478,546	2,754,168	104,688	911,200	6,266,233	2,809,058
Reinvested capital gains	111,702	170,222	865,707	2,607,851	110,760	150,171	945,175	4,213,803

Net increase (decrease) in contract owners’ equity resulting from operations	3,724,014	1,642,119	7,084,401	4,974,397	483,034	1,026,908	8,080,586	7,707,315

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	269,815	544,137	1,574,209	1,483,360	570,142	654,008	933,305	2,276,424
Transfers between funds	3,778,179	1,847,619	3,090,459	(197,252)	1,618,247	2,142,717	(121,319)	2,221,853
Surrenders (notes 3, 4, 5, 6 and 7)	(922,314)	(630,477)	(2,619,449)	(3,513,497)	(721,806)	(1,316,537)	(5,982,738)	(5,147,796)
Adjustments to maintain reserves	(6)	(2)	(1,779)	261	(6)	38	(167)	25

Net equity transactions	3,125,674	1,761,277	2,043,440	(2,227,128)	1,466,577	1,480,226	(5,170,919)	(649,494)

Net change in contract owners’ equity	6,849,688	3,403,396	9,127,841	2,747,269	1,949,611	2,507,134	2,909,667	7,057,821
Contract owners’ equity at beginning of period	10,882,142	7,478,746	45,170,734	42,423,465	16,784,610	14,277,476	81,778,533	74,720,712

Contract owners’ equity at end of period	$17,731,830	10,882,142	54,298,575	45,170,734	18,734,221	16,784,610	84,688,200	81,778,533

CHANGE IN UNITS:
Beginning units	399,563	324,557	1,229,338	1,302,019	804,038	728,384	2,723,052	2,741,076
Units purchased	141,588	101,759	158,954	106,707	205,111	182,046	303,921	274,960
Units surrendered	(33,966)	(26,753)	(107,704)	(179,388)	(135,200)	(106,392)	(471,336)	(292,984)

Ending units	507,185	399,563	1,280,588	1,229,338	873,949	804,038	2,555,637	2,723,052

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	GVIX2		HIBF		IDPG		IDPGI
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$106,958	80,346	1,048,529	1,098,177	1,315	18	43	10
Realized gain (loss) on investments	70,451	(24,353)	(24,096)	(101,296)	6,403	(135)	57	(1)
Change in unrealized gain (loss) on investments	207,293	203,770	30,163	34,387	15,686	563	411	301
Reinvested capital gains	-	105,317	-	-	11,314	265	231	90

Net increase (decrease) in contract owners’ equity resulting from operations	384,702	365,080	1,054,596	1,031,268	34,718	711	742	400

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	102,890	133,018	259,099	261,729	576	576	317	202
Transfers between funds	(265,164)	513,131	875,529	(1,817,747)	271,194	-	1,206	535
Surrenders (notes 3, 4, 5, 6 and 7)	(61,218)	(100,761)	(1,310,578)	(1,051,336)	(5,829)	(5,535)	(665)	(375)
Adjustments to maintain reserves	(4)	(6)	(1,243)	22	(11)	(3)	(6)	(1)

Net equity transactions	(223,496)	545,382	(177,193)	(2,607,332)	265,930	(4,962)	852	361

Net change in contract owners’ equity	161,206	910,462	877,403	(1,576,064)	300,648	(4,251)	1,594	761
Contract owners’ equity at beginning of period	3,935,044	3,024,582	22,064,177	23,640,241	15,308	19,559	8,449	7,688

Contract owners’ equity at end of period	$4,096,250	3,935,044	22,941,580	22,064,177	315,956	15,308	10,043	8,449

CHANGE IN UNITS:
Beginning units	301,848	249,031	608,700	689,566	1,075	1,464	628	599
Units purchased	25,023	74,251	123,808	36,822	19,130	128	119	59
Units surrendered	(42,587)	(21,434)	(121,561)	(117,688)	(454)	(517)	(54)	(30)

Ending units	284,284	301,848	610,947	608,700	19,751	1,075	693	628

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	MCIF		MSBF		NCPG		NCPGI
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$1,519,363	1,088,960	606,698	338,070	497	1,268	68	116
Realized gain (loss) on investments	1,777,391	(4,765,478)	25,811	(151,837)	1,341	(266)	26	19
Change in unrealized gain (loss) on investments	23,298,739	12,688,213	(91,741)	127,054	17,010	7,982	1,877	485
Reinvested capital gains	2,432,651	5,249,551	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	29,028,144	14,261,246	540,768	313,287	18,848	8,984	1,971	620

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	3,355,523	3,242,262	242,102	267,217	7,356	58,058	576	488
Transfers between funds	(1,189,016)	(5,197,849)	452,769	(355,601)	(557)	(881)	-	18,423
Surrenders (notes 3, 4, 5, 6 and 7)	(6,302,414)	(5,670,127)	(679,341)	(811,208)	81,152	(92,695)	(487)	(5,158)
Adjustments to maintain reserves	(189)	(622)	(4)	(18)	(7)	5	(4)	4

Net equity transactions	(4,136,096)	(7,626,336)	15,526	(899,610)	87,944	(35,513)	85	13,757

Net change in contract owners’ equity	24,892,048	6,634,910	556,294	(586,323)	106,792	(26,529)	2,056	14,377
Contract owners’ equity at beginning of period	123,638,238	117,003,328	10,564,120	11,150,443	92,776	119,305	19,227	4,850

Contract owners’ equity at end of period	$148,530,286	123,638,238	11,120,414	10,564,120	199,568	92,776	21,283	19,227

CHANGE IN UNITS:
Beginning units	1,913,851	2,062,940	379,112	416,531	6,631	9,171	1,448	385
Units purchased	213,775	179,394	42,819	20,999	6,441	5,809	41	1,479
Units surrendered	(317,691)	(328,483)	(43,524)	(58,418)	(744)	(8,349)	(34)	(416)

Ending units	1,809,935	1,913,851	378,407	379,112	12,328	6,631	1,455	1,448

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NJMMA2		NJMMAY		NVAMV1		NVAMVX
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(10)	38	21,713	1,033	485,719	552,932	335,221	235,645
Realized gain (loss) on investments	1,505	76	432	41	517,113	(256,804)	927,611	16,917
Change in unrealized gain (loss) on investments	(1,559)	1,559	11,036	30,876	10,465,218	(1,296,221)	5,729,585	2,797,271
Reinvested capital gains	-	-	28,379	2,530	-	907,118	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(64)	1,673	61,560	34,480	11,468,050	(92,975)	6,992,417	3,049,833

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	-	-	-	-	2,373	725,220	1,161,968	376,175
Transfers between funds	(54,779)	53,840	974	749,579	(2,020,475)	(3,526,019)	440,104	16,970,200
Surrenders (notes 3, 4, 5, 6 and 7)	(153)	(517)	(7,947)	(3,600)	(3,435,138)	(2,681,363)	(783,725)	(63,693)
Adjustments to maintain reserves	(4)	4	(3)	-	(260)	283	11	24

Net equity transactions	(54,936)	53,327	(6,976)	745,979	(5,453,500)	(5,481,879)	818,358	17,282,706

Net change in contract owners’ equity	(55,000)	55,000	54,584	780,459	6,014,550	(5,574,854)	7,810,775	20,332,539
Contract owners’ equity at beginning of period	55,000	-	780,459	-	35,592,148	41,167,002	20,332,539	-

Contract owners’ equity at end of period	$-	55,000	835,043	780,459	41,606,698	35,592,148	28,143,314	20,332,539

CHANGE IN UNITS:
Beginning units	5,403	-	76,088	-	990,802	1,163,109	1,715,353	-
Units purchased	-	5,455	300	76,448	3	31,701	249,745	1,765,470
Units surrendered	(5,403)	(52)	(746)	(360)	(129,856)	(204,008)	(201,796)	(50,117)

Ending units	-	5,403	75,642	76,088	860,949	990,802	1,763,302	1,715,353

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVBX		NVCBD1		NVCCA1		NVCCN1
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$4,445,116	7,810,491	52,844	95,414	12,590	38,128	6,652	7,177
Realized gain (loss) on investments	11,369,391	829,654	60,382	9,198	13,140	(160,564)	106,458	(40,914)
Change in unrealized gain (loss) on investments	(21,291,810)	16,185,049	(232,805)	95,469	623,058	526,025	40,250	287,329
Reinvested capital gains	884,372	-	80,805	8,043	-	149,476	8,833	8,508

Net increase (decrease) in contract owners’ equity resulting from operations	(4,592,931)	24,825,194	(38,774)	208,124	648,788	553,065	162,193	262,100

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	370,058	695,854	100,171	95,631	354,169	541,289	310,452	495,423
Transfers between funds	(135,855,424)	63,671,822	(518,813)	1,054,776	(324,464)	(758,610)	(491,859)	970,204
Surrenders (notes 3, 4, 5, 6 and 7)	(4,411,780)	(10,478,321)	(575,657)	(245,092)	(294,127)	85,238	(323,222)	(421,698)
Adjustments to maintain reserves	(250)	114	(7)	6	6	(1)	(2)	19

Net equity transactions	(139,897,396)	53,889,469	(994,306)	905,321	(264,416)	(132,084)	(504,631)	1,043,948

Net change in contract owners’ equity	(144,490,327)	78,714,663	(1,033,080)	1,113,445	384,372	420,981	(342,438)	1,306,048
Contract owners’ equity at beginning of period	381,622,725	302,908,062	3,724,668	2,611,223	4,477,882	4,056,901	4,303,945	2,997,897

Contract owners’ equity at end of period	$237,132,398	381,622,725	2,691,588	3,724,668	4,862,254	4,477,882	3,961,507	4,303,945

CHANGE IN UNITS:
Beginning units	30,603,276	22,483,412	214,351	160,810	207,791	209,609	251,827	189,973
Units purchased	1,951,832	9,883,886	10,599	69,889	21,978	66,753	36,170	111,989
Units surrendered	(13,115,342)	(1,764,022)	(68,441)	(16,348)	(34,849)	(68,571)	(66,451)	(50,135)

Ending units	19,439,766	30,603,276	156,509	214,351	194,920	207,791	221,546	251,827

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVCMA1		NVCMC1		NVCMD1		NVCRA1
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$20,596	76,134	5,569	11,606	24,346	61,412	6,619	31,919
Realized gain (loss) on investments	(83,720)	(179,273)	182,043	(52,199)	(55,674)	(129,886)	201,672	(65,901)
Change in unrealized gain (loss) on investments	1,479,292	820,087	(3,944)	253,462	1,212,242	694,991	458,561	462,745
Reinvested capital gains	-	151,940	566	15,036	-	216,212	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,416,168	868,888	184,234	227,905	1,180,914	842,729	666,852	428,763

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	294,610	246,557	292,447	353,100	628,642	960,761	424,154	581,475
Transfers between funds	652,297	(321,719)	(805,662)	331,933	1,467,628	(258,313)	(32,623)	(161,018)
Surrenders (notes 3, 4, 5, 6 and 7)	(402,509)	(219,871)	(282,410)	(360,055)	(777,440)	(473,462)	(395,625)	(590,289)
Adjustments to maintain reserves	15	(8)	(31)	(4)	(21)	36	(29)	23

Net equity transactions	544,413	(295,041)	(795,656)	324,974	1,318,809	229,022	(4,123)	(169,809)

Net change in contract owners’ equity	1,960,581	573,847	(611,422)	552,879	2,499,723	1,071,751	662,729	258,954
Contract owners’ equity at beginning of period	7,741,165	7,167,318	2,877,906	2,325,027	8,530,891	7,459,140	3,304,285	3,045,331

Contract owners’ equity at end of period	$9,701,746	7,741,165	2,266,484	2,877,906	11,030,614	8,530,891	3,967,014	3,304,285

CHANGE IN UNITS:
Beginning units	347,047	360,913	151,816	133,143	396,875	388,182	143,568	149,689
Units purchased	38,891	17,750	17,250	45,662	111,042	51,398	27,673	35,013
Units surrendered	(26,860)	(31,616)	(59,730)	(26,989)	(53,363)	(42,705)	(29,335)	(41,134)

Ending units	359,078	347,047	109,336	151,816	454,554	396,875	141,906	143,568

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVCRB1		NVDBL2		NVDCA2		NVDCAP
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$16,096	35,731	4,025	2,410	1,252	1,419	724	-
Realized gain (loss) on investments	170,035	(301,539)	27,209	1,124	16,192	(6,971)	1,782	12
Change in unrealized gain (loss) on investments	511,459	725,606	106,762	122,028	58,657	45,461	16,221	11,951
Reinvested capital gains	-	75,031	19,122	53,162	11,172	45,973	3,012	-

Net increase (decrease) in contract owners’ equity resulting from operations	697,590	534,829	157,118	178,724	87,273	85,882	21,739	11,963

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	729,051	1,072,608	53,419	65,185	2,631	21,495	71,532	4,892
Transfers between funds	323,995	(1,057,179)	(100,317)	87,045	(6,014)	(62,432)	9,075	142,696
Surrenders (notes 3, 4, 5, 6 and 7)	(454,597)	(725,745)	(301,423)	(83,487)	(146,086)	(44,718)	(2,211)	368
Adjustments to maintain reserves	(8)	(10)	12	(6)	(2)	21	4	(2)

Net equity transactions	598,441	(710,326)	(348,309)	68,737	(149,471)	(85,634)	78,400	147,954

Net change in contract owners’ equity	1,296,031	(175,497)	(191,191)	247,461	(62,198)	248	100,139	159,917
Contract owners’ equity at beginning of period	6,423,916	6,599,413	2,157,666	1,910,205	802,530	802,282	159,917	-

Contract owners’ equity at end of period	$7,719,947	6,423,916	1,966,475	2,157,666	740,332	802,530	260,056	159,917

CHANGE IN UNITS:
Beginning units	319,254	362,954	91,065	88,203	27,253	30,410	14,775	-
Units purchased	63,819	78,980	2,384	7,384	164	1,176	7,203	14,844
Units surrendered	(39,334)	(122,680)	(16,774)	(4,522)	(5,002)	(4,333)	(597)	(69)

Ending units	343,739	319,254	76,675	91,065	22,415	27,253	21,381	14,775

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVFIII		NVGEII		NVIDMP		NVIE6
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$1,447	2,877	909	441	13,644	-	5,351	1,774
Realized gain (loss) on investments	1,841	4,314	4,215	1,078	21,660	-	1,735	1,022
Change in unrealized gain (loss) on investments	(7,363)	2,537	6,225	3,797	160,669	42,497	18,991	11,845
Reinvested capital gains	44	445	43	1	37,375	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(4,031)	10,173	11,392	5,317	233,348	42,497	26,077	14,641

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	2,692	4,070	1,121	586	1,271,010	241,878	-	-
Transfers between funds	(81,002)	162,423	40,521	29,821	1,234,392	739,913	-	-
Surrenders (notes 3, 4, 5, 6 and 7)	(5,952)	(46,531)	(9,259)	(16,464)	(14,082)	32,123	(4,182)	(4,166)
Adjustments to maintain reserves	(5)	2	(3)	1	(2)	3	(1)	2

Net equity transactions	(84,267)	119,964	32,380	13,944	2,491,318	1,013,917	(4,183)	(4,164)

Net change in contract owners’ equity	(88,298)	130,137	43,772	19,261	2,724,666	1,056,414	21,894	10,477
Contract owners’ equity at beginning of period	251,187	121,050	37,771	18,510	1,056,414	-	211,067	200,590

Contract owners’ equity at end of period	$162,889	251,187	81,543	37,771	3,781,080	1,056,414	232,961	211,067

CHANGE IN UNITS:
Beginning units	22,193	11,457	3,002	1,703	98,504	-	16,029	16,404
Units purchased	252	15,124	2,946	2,785	274,302	101,291	-	-
Units surrendered	(7,756)	(4,388)	(630)	(1,486)	(53,567)	(2,787)	(289)	(375)

Ending units	14,689	22,193	5,318	3,002	319,239	98,504	15,740	16,029

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVIX		NVLCP1		NVMIG1		NVMIVX
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$1,008,154	606,795	107,370	62,926	90,284	170,143	183,866	-
Realized gain (loss) on investments	1,196,262	(1,320,444)	28,615	16,930	101,065	(78,775)	64,063	9,767
Change in unrealized gain (loss) on investments	1,274,525	2,352,195	(232,546)	100,316	(1,163,532)	2,182,052	282,650	762,468
Reinvested capital gains	-	713,044	83,668	-	766,862	5,313,125	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,478,941	2,351,590	(12,893)	180,172	(205,321)	7,586,545	530,579	772,235

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	779,602	1,099,380	50,258	79,324	571,967	560,692	211,955	31,381
Transfers between funds	2,504,892	1,233,268	3,479,535	63,078	603,928	(267,728)	78,721	4,450,741
Surrenders (notes 3, 4, 5, 6 and 7)	(1,135,818)	(2,039,561)	(105,026)	(76,236)	(1,515,677)	(1,429,738)	(261,356)	(204,300)
Adjustments to maintain reserves	35	(21)	13	(12)	(21)	(200)	(2)	4

Net equity transactions	2,148,711	293,066	3,424,780	66,154	(339,803)	(1,136,974)	29,318	4,277,826

Net change in contract owners’ equity	5,627,652	2,644,656	3,411,887	246,326	(545,124)	6,449,571	559,897	5,050,061
Contract owners’ equity at beginning of period	30,959,979	28,315,323	2,277,107	2,030,781	22,475,770	16,026,199	5,050,061	-

Contract owners’ equity at end of period	$36,587,631	30,959,979	5,688,994	2,277,107	21,930,646	22,475,770	5,609,958	5,050,061

CHANGE IN UNITS:
Beginning units	2,414,968	2,374,544	120,503	117,469	1,114,827	1,200,666	428,631	-
Units purchased	519,057	689,438	203,987	19,404	69,920	48,444	28,391	436,313
Units surrendered	(358,969)	(649,014)	(21,237)	(16,370)	(85,064)	(134,283)	(26,422)	(7,682)

Ending units	2,575,056	2,414,968	303,253	120,503	1,099,683	1,114,827	430,600	428,631

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVMLG1		NVMMG1		NVMMV1		NVMMV2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(4,823)	(4,505)	74,285	(4,601)	76,761	149,633	94,331	224,835
Realized gain (loss) on investments	(249,976)	(792,024)	1,800,677	(246,078)	121,464	(2,411,497)	(607,427)	(860,941)
Change in unrealized gain (loss) on investments	3,628,322	(2,510,313)	(13,522,538)	18,764,097	1,619,759	2,243,367	3,314,227	388,016
Reinvested capital gains	3,475,283	7,477,665	8,510,810	6,719,538	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	6,848,806	4,170,823	(3,136,766)	25,232,956	1,817,984	(18,497)	2,801,131	(248,090)

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	311,349	457,992	1,637,227	1,187,727	1,030,639	1,288,891	380,975	291,640
Transfers between funds	229,095	(997,888)	(1,766,712)	2,151,786	332,894	(1,333,082)	(32,832)	(242,215)
Surrenders (notes 3, 4, 5, 6 and 7)	(1,104,754)	(1,075,419)	(4,492,820)	(3,485,271)	(826,044)	(681,068)	(2,171,081)	(887,763)
Adjustments to maintain reserves	34	70	49	23	(22)	(7)	1	(7)

Net equity transactions	(564,276)	(1,615,245)	(4,622,256)	(145,735)	537,467	(725,266)	(1,822,937)	(838,345)

Net change in contract owners’ equity	6,284,530	2,555,578	(7,759,022)	25,087,221	2,355,451	(743,763)	978,194	(1,086,435)
Contract owners’ equity at beginning of period	17,642,372	15,086,794	68,167,277	43,080,056	8,001,705	8,745,468	12,228,172	13,314,607

Contract owners’ equity at end of period	$23,926,902	17,642,372	60,408,255	68,167,277	10,357,156	8,001,705	13,206,366	12,228,172

CHANGE IN UNITS:
Beginning units	487,140	542,567	1,518,258	1,543,482	302,109	326,265	464,832	500,340
Units purchased	25,807	52,530	112,065	116,002	76,779	75,064	16,563	18,902
Units surrendered	(42,517)	(107,957)	(218,922)	(141,226)	(63,994)	(99,220)	(76,597)	(54,410)

Ending units	470,430	487,140	1,411,401	1,518,258	314,894	302,109	404,798	464,832

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVNMO1		NVNSR1		NVOLG1		NVRE1
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$64,064	72,582	1,618	1,273	1,476,995	2,488,042	387,195	431,071
Realized gain (loss) on investments	691,433	284,603	5,519	(7,090)	5,127,906	1,829,411	1,320,551	(1,135,355)
Change in unrealized gain (loss) on investments	3,747,059	458,792	20,172	9,121	51,367,793	9,974,154	12,035,299	(1,240,836)
Reinvested capital gains	424,925	1,425,087	22,775	11,260	3,897,469	18,809,132	-	138,145

Net increase (decrease) in contract owners’ equity resulting from operations	4,927,481	2,241,064	50,084	14,564	61,870,163	33,100,739	13,743,045	(1,806,975)

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	390,689	377,099	7,688	10,703	4,458,810	4,559,948	937,741	836,049
Transfers between funds	(61,327)	(402,375)	410,999	(33,526)	79,353,521	(2,421,795)	2,447,909	690,183
Surrenders (notes 3, 4, 5, 6 and 7)	(1,844,108)	(1,458,213)	(16,893)	(27,945)	(19,537,507)	(14,479,175)	(2,972,508)	(2,457,049)
Adjustments to maintain reserves	4	(24)	5	(12)	155	(538)	54	10

Net equity transactions	(1,514,742)	(1,483,513)	401,799	(50,780)	64,274,979	(12,341,560)	413,196	(930,807)

Net change in contract owners’ equity	3,412,739	757,551	451,883	(36,216)	126,145,142	20,759,179	14,156,241	(2,737,782)
Contract owners’ equity at beginning of period	19,262,259	18,504,708	179,085	215,301	207,291,349	186,532,170	29,813,361	32,551,143

Contract owners’ equity at end of period	$22,674,998	19,262,259	630,968	179,085	333,436,491	207,291,349	43,969,602	29,813,361

CHANGE IN UNITS:
Beginning units	682,661	744,674	6,144	8,372	3,865,693	4,099,182	1,317,987	1,372,936
Units purchased	16,330	21,704	12,098	822	1,219,812	185,573	115,223	99,027
Units surrendered	(64,079)	(83,717)	(1,056)	(3,050)	(368,081)	(419,062)	(150,158)	(153,976)

Ending units	634,912	682,661	17,186	6,144	4,717,424	3,865,693	1,283,052	1,317,987

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVSIX2		NVSIXD		NVSTB1		NVSTB2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$20,202	11,149	317	-	1,897,525	3,397,445	22,121	52,051
Realized gain (loss) on investments	(132,291)	(64,530)	(57)	-	(186,551)	947,566	24,870	4,759
Change in unrealized gain (loss) on investments	298,928	264,489	(80)	-	(2,614,329)	6,065	(57,708)	29,152
Reinvested capital gains	37,029	55,242	151	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	223,868	266,350	331	-	(903,355)	4,351,076	(10,717)	85,962

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	102,583	77,702	8,599	-	979,106	216,687	117,323	294,529
Transfers between funds	763,609	131,439	19,770	-	131,225,358	(70,529,302)	(980,423)	468,450
Surrenders (notes 3, 4, 5, 6 and 7)	(111,179)	(31,050)	(285)	-	(3,194,562)	(4,758,602)	(278,644)	(552,485)
Adjustments to maintain reserves	(2)	11	(1)	-	356	(6,762)	2	4

Net equity transactions	755,011	178,102	28,083	-	129,010,258	(75,077,979)	(1,141,742)	210,498

Net change in contract owners’ equity	978,879	444,452	28,414	-	128,106,903	(70,726,903)	(1,152,459)	296,460
Contract owners’ equity at beginning of period	1,557,624	1,113,172	-	-	32,108,328	102,835,231	3,237,618	2,941,158

Contract owners’ equity at end of period	$2,536,503	1,557,624	28,414	-	160,215,231	32,108,328	2,085,159	3,237,618

CHANGE IN UNITS:
Beginning units	67,903	57,737	-	-	2,453,537	8,069,491	251,284	234,739
Units purchased	37,555	12,779	1,584	-	10,249,217	132,014	19,830	60,617
Units surrendered	(4,377)	(2,613)	(16)	-	(452,901)	(5,747,968)	(108,317)	(44,072)

Ending units	101,081	67,903	1,568	-	12,249,853	2,453,537	162,797	251,284

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVTIV3		SAM		SAM5		SCF
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$21,223	12,733	(19)	102,816	(388,051)	176,094	(29,033)	(20,161)
Realized gain (loss) on investments	(27)	(47,967)	-	-	-	-	255,484	(3,247,065)
Change in unrealized gain (loss) on investments	65,644	62,618	-	-	-	-	14,384,031	10,469,700
Reinvested capital gains	-	-	-	-	-	-	612,629	1,683,638

Net increase (decrease) in contract owners’ equity resulting from operations	86,840	27,384	(19)	102,816	(388,051)	176,094	15,223,111	8,886,112

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	-	14,555	4,076,430	3,479,403	54,261,946	45,559,035	806,493	761,450
Transfers between funds	(5,465)	(223,804)	(878,909)	5,211,486	5,129,098	(11,776,647)	2,450,867	(2,167,601)
Surrenders (notes 3, 4, 5, 6 and 7)	(47,567)	(75,766)	(6,289,410)	(13,919,451)	(21,610,484)	(32,005,043)	(3,395,162)	(2,298,749)
Adjustments to maintain reserves	(2)	5	167,710	(410)	(170)	453	(2,476)	544

Net equity transactions	(53,034)	(285,010)	(2,924,179)	(5,228,972)	37,780,390	1,777,798	(140,278)	(3,704,356)

Net change in contract owners’ equity	33,806	(257,626)	(2,924,198)	(5,126,156)	37,392,339	1,953,892	15,082,833	5,181,756
Contract owners’ equity at beginning of period	837,364	1,094,990	38,495,066	43,621,222	225,619,161	223,665,269	49,314,100	44,132,344

Contract owners’ equity at end of period	$871,170	837,364	35,570,868	38,495,066	263,011,500	225,619,161	64,396,933	49,314,100

CHANGE IN UNITS:
Beginning units	43,969	60,476	2,592,546	2,945,259	19,122,843	18,952,580	712,462	795,273
Units purchased	-	1,176	353,165	691,318	11,433,316	8,469,222	201,320	36,527
Units surrendered	(2,533)	(17,683)	(550,136)	(1,044,031)	(8,364,395)	(8,298,959)	(269,031)	(119,338)

Ending units	41,436	43,969	2,395,575	2,592,546	22,191,764	19,122,843	644,751	712,462

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	SCGF		SCVF		TRF		AMCG
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(23,543)	(18,326)	(17,413)	13,252	398,219	504,059	(4,715)	(3,856)
Realized gain (loss) on investments	1,088,517	(42,131)	(2,193,507)	(5,615,653)	1,534,412	13,092,184	196,495	120,627
Change in unrealized gain (loss) on investments	(535,436)	6,829,915	14,131,117	7,369,812	5,837,195	(11,660,660)	(169,672)	276,758
Reinvested capital gains	3,063,461	3,545,415	-	159,995	2,367,715	3,261,012	200,971	70,902

Net increase (decrease) in contract owners’ equity resulting from operations	3,592,999	10,314,873	11,920,197	1,927,406	10,137,541	5,196,595	223,079	464,431

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	964,029	935,675	1,287,062	971,429	1,694,934	1,805,718	1,602	23,593
Transfers between funds	(1,294,531)	(2,043,890)	2,340,974	(339,380)	105,064	(32,634,083)	(61,389)	(466,407)
Surrenders (notes 3, 4, 5, 6 and 7)	(1,374,527)	(1,480,174)	(3,712,626)	(2,059,820)	(4,746,369)	(4,250,105)	(153,902)	(175,498)
Adjustments to maintain reserves	(60)	68	(22)	(169)	(28,104)	2,652	(2,345)	(8,719)

Net equity transactions	(1,705,089)	(2,588,321)	(84,612)	(1,427,940)	(2,974,475)	(35,075,818)	(216,034)	(627,031)

Net change in contract owners’ equity	1,887,910	7,726,552	11,835,585	499,466	7,163,066	(29,879,223)	7,045	(162,600)
Contract owners’ equity at beginning of period	34,251,785	26,525,233	37,873,821	37,374,355	48,008,857	77,888,080	1,865,369	2,027,969

Contract owners’ equity at end of period	$36,139,695	34,251,785	49,709,406	37,873,821	55,171,923	48,008,857	1,872,414	1,865,369

CHANGE IN UNITS:
Beginning units	530,757	578,711	581,639	605,244	1,058,399	2,069,600	40,347	58,523
Units purchased	76,833	44,396	83,926	53,903	58,873	56,589	140	3,244
Units surrendered	(100,517)	(92,350)	(98,772)	(77,508)	(117,647)	(1,067,790)	(4,549)	(21,420)

Ending units	507,073	530,757	566,793	581,639	999,625	1,058,399	35,938	40,347

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	AMMCGS		AMRI		AMSRS		AMTB
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$-	-	74	280	10,604	13,635	150,725	64,937
Realized gain (loss) on investments	77,026	127,234	1,200	(2,439)	132,168	236,305	31,034	(9,346)
Change in unrealized gain (loss) on investments	(76,578)	177,084	3,011	124	392,070	(53,172)	(164,652)	33,192
Reinvested capital gains	135,719	53,499	-	-	54,601	95,535	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	136,167	357,817	4,285	(2,035)	589,443	292,303	17,107	88,783

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	21,014	19,583	256	5,497	44,767	46,254	94,858	73,641
Transfers between funds	(19,683)	(233,440)	498	(12,518)	(138,356)	(737,598)	3,567,803	88,198
Surrenders (notes 3, 4, 5, 6 and 7)	(128,673)	(202,288)	(20,557)	(452)	(226,279)	(236,414)	(682,603)	(297,916)
Adjustments to maintain reserves	54	(78)	(3)	(2)	(497)	147	8	(79)

Net equity transactions	(127,288)	(416,223)	(19,806)	(7,475)	(320,365)	(927,611)	2,980,066	(136,156)

Net change in contract owners’ equity	8,879	(58,406)	(15,521)	(9,510)	269,078	(635,308)	2,997,173	(47,373)
Contract owners’ equity at beginning of period	1,109,490	1,167,896	28,716	38,226	2,659,925	3,295,233	2,846,187	2,893,560

Contract owners’ equity at end of period	$1,118,369	1,109,490	13,195	28,716	2,929,003	2,659,925	5,843,360	2,846,187

CHANGE IN UNITS:
Beginning units	51,504	75,744	1,350	1,756	49,461	73,644	207,597	218,350
Units purchased	1,222	2,082	30	318	1,075	2,183	264,928	14,892
Units surrendered	(6,670)	(26,322)	(917)	(724)	(6,423)	(26,366)	(49,453)	(25,645)

Ending units	46,056	51,504	463	1,350	44,113	49,461	423,072	207,597

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NOTB3		NOTG3		NOTMG3		PMVAAA
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$686	993	527	921	1,603	1,228	602,957	619,792
Realized gain (loss) on investments	178	(211)	383	54	1,193	78	124,405	(829,352)
Change in unrealized gain (loss) on investments	4,163	1,181	5,347	1,561	13,038	3,978	64,073	66,099
Reinvested capital gains	-	639	-	-	-	486	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	5,027	2,602	6,257	2,536	15,834	5,770	791,435	(143,461)

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	4,606	3,526	3,456	3,456	3,540	3,561	379,779	265,467
Transfers between funds	15,445	-	-	-	1,206	84,110	(390,298)	(9,143,002)
Surrenders (notes 3, 4, 5, 6 and 7)	(4,560)	(3,383)	(2,343)	(2,225)	(9,462)	(2,946)	(540,474)	(784,315)
Adjustments to maintain reserves	3	(4)	5	(7)	-	5	(14)	13

Net equity transactions	15,494	139	1,118	1,224	(4,716)	84,730	(551,007)	(9,661,837)

Net change in contract owners’ equity	20,521	2,741	7,375	3,760	11,118	90,500	240,428	(9,805,298)
Contract owners’ equity at beginning of period	49,013	46,272	50,011	46,251	147,710	57,210	5,194,505	14,999,803

Contract owners’ equity at end of period	$69,534	49,013	57,386	50,011	158,828	147,710	5,434,933	5,194,505

CHANGE IN UNITS:
Beginning units	3,627	3,618	3,592	3,493	10,474	4,296	214,380	675,872
Units purchased	1,462	280	230	275	355	6,447	39,523	33,935
Units surrendered	(347)	(271)	(157)	(176)	(681)	(269)	(60,377)	(495,427)

Ending units	4,742	3,627	3,665	3,592	10,148	10,474	193,526	214,380

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	PMVFBA		PMVFHA		PMVGBA		PMVHYA
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$89,369	72,778	4,156	21,873	40,737	12,611	40,950	34,194
Realized gain (loss) on investments	1,243	(84,463)	(1,510)	3,815	3,967	5,547	2,102	(20,205)
Change in unrealized gain (loss) on investments	(215,883)	107,363	(11,045)	(14,315)	(95,703)	48,155	(10,821)	36,887
Reinvested capital gains	2,631	-	2,370	-	13,166	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(122,640)	95,678	(6,029)	11,373	(37,833)	66,313	32,231	50,876

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	57,837	65,093	47,185	16,882	131,648	72,227	97,780	1,992
Transfers between funds	8,788	194,779	(42,346)	(45,065)	280,220	10,790	34,769	224,491
Surrenders (notes 3, 4, 5, 6 and 7)	(75,886)	(324,917)	(5,638)	(8,928)	(18,544)	(12,581)	(15,301)	(10,184)
Adjustments to maintain reserves	(8)	131	6	17	3	40	10	152

Net equity transactions	(9,269)	(64,914)	(793)	(37,094)	393,327	70,476	117,258	216,451

Net change in contract owners’ equity	(131,909)	30,764	(6,822)	(25,721)	355,494	136,789	149,489	267,327
Contract owners’ equity at beginning of period	1,623,712	1,592,948	376,994	402,715	623,388	486,599	869,082	601,755

Contract owners’ equity at end of period	$1,491,803	1,623,712	370,172	376,994	978,882	623,388	1,018,571	869,082

CHANGE IN UNITS:
Beginning units	104,814	114,171	32,323	36,396	53,516	45,894	73,350	53,595
Units purchased	27,914	34,034	12,814	15,054	42,336	11,795	18,432	37,268
Units surrendered	(28,847)	(43,391)	(12,786)	(19,127)	(7,997)	(4,173)	(8,692)	(17,513)

Ending units	103,881	104,814	32,351	32,323	87,855	53,516	83,090	73,350

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	PMVLDA		PMVLGA		PMVRRA		PMVRSA
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$158,765	397,380	283,411	200,578	2,487,665	602,069	14,245	8,391
Realized gain (loss) on investments	274,555	145,589	(1,442,857)	535,797	1,353,199	1,378,126	1,423	(3,579)
Change in unrealized gain (loss) on investments	(918,262)	548,008	(3,632,420)	(319,224)	(1,094,737)	3,327,696	46,663	(3,152)
Reinvested capital gains	-	-	3,872,848	67,562	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(484,942)	1,090,977	(919,018)	484,713	2,746,127	5,307,891	62,331	1,660

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	633,796	514,430	12,389	58,718	652,938	485,293	7,617	3,029
Transfers between funds	4,480,266	7,528,821	(3,102,248)	9,578,736	1,477,195	2,549,998	171,900	11,044
Surrenders (notes 3, 4, 5, 6 and 7)	(1,552,446)	(2,718,914)	(230,689)	(136,340)	(1,059,601)	(3,407,226)	(10,233)	(6,390)
Adjustments to maintain reserves	(630)	3,101	(568)	1,050	(2,822)	6,218	2	(1)

Net equity transactions	3,560,986	5,327,438	(3,321,116)	9,502,164	1,067,710	(365,717)	169,286	7,682

Net change in contract owners’ equity	3,076,044	6,418,415	(4,240,134)	9,986,877	3,813,837	4,942,174	231,617	9,342
Contract owners’ equity at beginning of period	41,172,809	34,754,394	18,624,770	8,637,893	52,134,936	47,192,762	150,242	140,900

Contract owners’ equity at end of period	$44,248,853	41,172,809	14,384,636	18,624,770	55,948,773	52,134,936	381,859	150,242

CHANGE IN UNITS:
Beginning units	2,498,735	2,169,008	870,553	474,406	2,268,920	2,292,172	23,857	22,676
Units purchased	634,503	732,619	17,485	409,896	306,489	293,085	22,983	2,560
Units surrendered	(420,053)	(402,892)	(181,554)	(13,749)	(268,028)	(316,337)	(1,366)	(1,379)

Ending units	2,713,185	2,498,735	706,484	870,553	2,307,381	2,268,920	45,474	23,857

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	PMVTRA		PVEIB		PVGOB		PVTIGB
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$1,252,000	1,544,717	23,201	24,979	-	1,004	15,611	17,113
Realized gain (loss) on investments	539,146	1,222,867	65,639	6,513	160,957	550,068	63,824	(4,775)
Change in unrealized gain (loss) on investments	(5,995,103)	2,578,141	330,044	(1,792)	228,406	237,299	(28,479)	102,716
Reinvested capital gains	3,096,370	885,171	72,232	100,574	340,268	141,971	48,141	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,107,587)	6,230,896	491,116	130,274	729,631	930,342	99,097	115,054

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	2,334,267	2,291,343	54,196	38,056	55,686	187,484	46,878	20,963
Transfers between funds	(8,029,128)	5,580,392	236,276	121,964	(516,138)	865,962	62,163	(44,273)
Surrenders (notes 3, 4, 5, 6 and 7)	(2,530,928)	(4,720,303)	(142,807)	(92,486)	(211,778)	(268,191)	(325,104)	(109,588)
Adjustments to maintain reserves	(2,835)	8,680	(6)	10	(11)	(11)	(7)	5

Net equity transactions	(8,228,624)	3,160,112	147,659	67,544	(672,241)	785,244	(216,070)	(132,893)

Net change in contract owners’ equity	(9,336,211)	9,391,008	638,775	197,818	57,390	1,715,586	(116,973)	(17,839)
Contract owners’ equity at beginning of period	81,214,234	71,823,226	1,698,982	1,501,164	3,610,974	1,895,388	1,204,943	1,222,782

Contract owners’ equity at end of period	$71,878,023	81,214,234	2,337,757	1,698,982	3,668,364	3,610,974	1,087,970	1,204,943

CHANGE IN UNITS:
Beginning units	3,331,795	3,204,002	118,429	110,712	140,035	101,955	40,015	45,519
Units purchased	752,103	746,962	21,663	16,956	4,212	52,942	3,706	1,263
Units surrendered	(1,094,296)	(619,169)	(12,086)	(9,239)	(28,263)	(14,862)	(10,519)	(6,767)

Ending units	2,989,602	3,331,795	128,006	118,429	115,984	140,035	33,202	40,015

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	PVTSCB		ROCMC		TRBCGP		TREI2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$6,600	7,162	(3,341)	(3,901)	(217,578)	(182,261)	252,379	361,943
Realized gain (loss) on investments	260,852	(139,701)	402,195	(898,414)	10,631,845	9,456,157	759,622	(2,501,150)
Change in unrealized gain (loss) on investments	157,414	255,228	212,261	828,780	(3,917,728)	19,266,798	2,257,910	1,306,053
Reinvested capital gains	-	-	127,656	33,085	14,805,065	4,013,456	1,511,862	433,446

Net increase (decrease) in contract owners’ equity resulting from operations	424,866	122,689	738,771	(40,450)	21,301,604	32,554,150	4,781,773	(399,708)

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	154,766	143,254	57,825	(25,582)	5,336,075	5,072,803	193,588	147,801
Transfers between funds	(103,083)	25,630	(333,216)	(1,386,885)	(10,387,362)	(1,815,347)	(2,504,689)	(1,853,820)
Surrenders (notes 3, 4, 5, 6 and 7)	(34,098)	(26,484)	(98,170)	(173,358)	(7,072,674)	(7,071,485)	(1,014,343)	(1,808,300)
Adjustments to maintain reserves	(12)	7	39	(10)	(5,734)	(523)	34	84

Net equity transactions	17,573	142,407	(373,522)	(1,585,835)	(12,129,695)	(3,814,552)	(3,325,410)	(3,514,235)

Net change in contract owners’ equity	442,439	265,096	365,249	(1,626,285)	9,171,909	28,739,598	1,456,363	(3,913,943)
Contract owners’ equity at beginning of period	1,041,141	776,045	2,537,248	4,163,533	129,855,277	101,115,679	20,125,400	24,039,343

Contract owners’ equity at end of period	$1,483,580	1,041,141	2,902,497	2,537,248	139,027,186	129,855,277	21,581,763	20,125,400

CHANGE IN UNITS:
Beginning units	54,468	42,112	56,567	114,963	3,107,541	3,244,814	523,995	632,019
Units purchased	14,825	16,503	17,228	16,084	238,760	149,347	121,572	81,863
Units surrendered	(13,768)	(4,147)	(24,248)	(74,480)	(513,637)	(286,620)	(198,528)	(189,887)

Ending units	55,525	54,468	49,547	56,567	2,832,664	3,107,541	447,039	523,995

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	TRHS2		TRLT1		TRMCG2		TRNAG1
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$-	-	251,545	466,039	(85,682)	(68,133)	(124,652)	(102,729)
Realized gain (loss) on investments	1,455,575	933,933	51,120	993,787	1,251,009	402,860	6,777,207	6,907,981
Change in unrealized gain (loss) on investments	(600,549)	1,684,031	(538,642)	(175,716)	(615,316)	3,852,026	(7,584,167)	6,126,639
Reinvested capital gains	1,012,908	896,572	162,765	-	4,569,891	2,341,247	16,093,220	11,578,313

Net increase (decrease) in contract owners’ equity resulting from operations	1,867,934	3,514,536	(73,212)	1,284,110	5,119,902	6,528,000	15,161,608	24,510,204

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	741,358	607,526	17,211	2,221,229	13,665	(54,795)	2,032,624	1,800,997
Transfers between funds	(957,399)	1,383,035	14,519,761	(9,400,206)	4,006,031	(1,581,588)	(1,592,929)	(1,618,506)
Surrenders (notes 3, 4, 5, 6 and 7)	(1,829,756)	(1,610,535)	(702,631)	(8,693,832)	(1,754,947)	(879,554)	(6,195,141)	(5,025,328)
Adjustments to maintain reserves	144	3	409	3,170	(131)	151	(60)	97

Net equity transactions	(2,045,653)	380,029	13,834,750	(15,869,639)	2,264,618	(2,515,786)	(5,755,506)	(4,842,740)

Net change in contract owners’ equity	(177,719)	3,894,565	13,761,538	(14,585,529)	7,384,520	4,012,214	9,406,102	19,667,464
Contract owners’ equity at beginning of period	16,120,573	12,226,008	12,996,616	27,582,145	36,246,339	32,234,125	77,132,392	57,464,928

Contract owners’ equity at end of period	$15,942,854	16,120,573	26,758,154	12,996,616	43,630,859	36,246,339	86,538,494	77,132,392

CHANGE IN UNITS:
Beginning units	244,003	239,216	1,117,431	2,482,744	371,946	407,648	1,053,561	1,133,445
Units purchased	9,775	31,284	1,857,536	757,102	73,009	10,006	142,808	119,332
Units surrendered	(39,904)	(26,497)	(677,967)	(2,122,415)	(54,147)	(45,708)	(218,661)	(199,216)

Ending units	213,874	244,003	2,297,000	1,117,431	390,808	371,946	977,708	1,053,561

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	TRPSB1		VWEM		VWHA		VVB
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$75,071	104,629	97,048	194,875	58,551	106,598	255,856	300,990
Realized gain (loss) on investments	504,897	(236,974)	704,198	197,551	1,550,409	(2,355,464)	346,510	68,906
Change in unrealized gain (loss) on investments	(612,379)	685,674	(2,222,048)	823,117	1,413,923	5,181,247	1,600,428	659,327
Reinvested capital gains	849,334	293,281	255,524	304,582	-	-	760,154	397,482

Net increase (decrease) in contract owners’ equity resulting from operations	816,923	846,610	(1,165,278)	1,520,125	3,022,883	2,932,381	2,962,948	1,426,705

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	573,234	589,534	181,364	189,364	759,454	713,449	2,865,126	72,037
Transfers between funds	51,859	(588,048)	(1,362,454)	(717,846)	64,306	(1,257,952)	3,326,105	1,299,731
Surrenders (notes 3, 4, 5, 6 and 7)	(1,674,486)	(601,914)	(770,836)	(727,829)	(1,061,719)	(1,346,773)	(1,833,875)	(852,586)
Adjustments to maintain reserves	10	5	(436)	94	3	62	(41)	47

Net equity transactions	(1,049,383)	(600,423)	(1,952,362)	(1,256,217)	(237,956)	(1,891,214)	4,357,315	519,229

Net change in contract owners’ equity	(232,460)	246,187	(3,117,640)	263,908	2,784,927	1,041,167	7,320,263	1,945,934
Contract owners’ equity at beginning of period	9,307,068	9,060,881	11,533,978	11,270,070	16,292,094	15,250,927	13,867,162	11,921,228

Contract owners’ equity at end of period	$9,074,608	9,307,068	8,416,338	11,533,978	19,077,021	16,292,094	21,187,425	13,867,162

CHANGE IN UNITS:
Beginning units	357,260	398,214	190,709	217,323	479,161	539,484	522,971	496,895
Units purchased	158,408	69,975	42,402	10,764	80,313	102,309	639,491	59,638
Units surrendered	(200,371)	(110,929)	(76,213)	(37,378)	(94,618)	(162,632)	(499,292)	(33,562)

Ending units	315,297	357,260	156,898	190,709	464,856	479,161	663,170	522,971

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	VVCG		VVEI		VVEIX		VVG
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$166,184	212,284	4,733	1,214	1,573	151	783	-
Realized gain (loss) on investments	1,606,312	1,129,408	20,745	(4,656)	4,013	850	(2,890)	-
Change in unrealized gain (loss) on investments	975,913	615,843	48,987	24,165	17,454	25,435	20,545	-
Reinvested capital gains	1,348,197	527,865	3,629	1,275	3,818	-	16,637	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,096,606	2,485,400	78,094	21,998	26,858	26,436	35,075	-

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	19,104	2,935	199,381	41,746	4,580	1,544	239	-
Transfers between funds	841,761	(1,916,187)	274,797	105,192	(13,494)	77,408	279,685	-
Surrenders (notes 3, 4, 5, 6 and 7)	(1,953,368)	(1,012,250)	(10,756)	(3,015)	(1,745)	(954)	(2,432)	-
Adjustments to maintain reserves	(21)	30	4	-	8	(5)	(1)	-

Net equity transactions	(1,092,524)	(2,925,472)	463,426	143,923	(10,651)	77,993	277,491	-

Net change in contract owners’ equity	3,004,082	(440,072)	541,520	165,921	16,207	104,429	312,566	-
Contract owners’ equity at beginning of period	19,323,339	19,763,411	165,921	-	104,429	-	-	-

Contract owners’ equity at end of period	$22,327,421	19,323,339	707,441	165,921	120,636	104,429	312,566	-

CHANGE IN UNITS:
Beginning units	937,936	1,124,585	14,840	-	8,031	-	-	-
Units purchased	829,393	-	36,483	15,148	319	8,113	17,511	-
Units surrendered	(878,977)	(186,649)	(836)	(308)	(1,133)	(82)	(140)	-

Ending units	888,352	937,936	50,487	14,840	7,217	8,031	17,371	-

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	VVGBI		VVHGB		VVI		VVMCI
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$-	-	1,171,726	959,184	31,328	134,601	305,429	367,986
Realized gain (loss) on investments	11	-	470,830	1,011,956	1,836,142	969,250	1,158,246	448,773
Change in unrealized gain (loss) on investments	367	-	(3,223,657)	1,434,608	(3,425,433)	5,338,619	3,301,844	2,612,180
Reinvested capital gains	-	-	499,861	-	1,314,958	296,680	2,047,804	1,579,028

Net increase (decrease) in contract owners’ equity resulting from operations	378	-	(1,081,240)	3,405,748	(243,005)	6,739,150	6,813,323	5,007,967

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	45,540	-	46,733	8,796	285,705	142,605	228,850	327,585
Transfers between funds	43,534	-	2,628,098	11,972,112	(1,863,485)	(1,561)	(282,137)	(2,373,515)
Surrenders (notes 3, 4, 5, 6 and 7)	(1,404)	-	(4,588,330)	(2,889,465)	(1,245,771)	(788,271)	(3,086,461)	(1,604,263)
Adjustments to maintain reserves	(3)	-	(113)	45	(36)	21	(14)	85

Net equity transactions	87,667	-	(1,913,612)	9,091,488	(2,823,587)	(647,206)	(3,139,762)	(3,650,108)

Net change in contract owners’ equity	88,045	-	(2,994,852)	12,497,236	(3,066,592)	6,091,944	3,673,561	1,357,859
Contract owners’ equity at beginning of period	-	-	61,796,645	49,299,409	18,252,019	12,160,075	29,104,519	27,746,660

Contract owners’ equity at end of period	$88,045	-	58,801,793	61,796,645	15,185,427	18,252,019	32,778,080	29,104,519

CHANGE IN UNITS:
Beginning units	-	-	4,401,877	3,770,243	652,789	684,174	905,295	1,017,241
Units purchased	8,363	-	3,911,471	838,620	558,752	9,067	756,298	11,220
Units surrendered	(131)	-	(4,083,695)	(206,986)	(665,532)	(40,452)	(849,992)	(123,166)

Ending units	8,232	-	4,229,653	4,401,877	546,009	652,789	811,601	905,295

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	VVREI		VVSCG		VVSTC		VVTISI
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$59,935	66,923	24,939	31,979	744	32	335,048	334,355
Realized gain (loss) on investments	198,059	129,969	190,300	(129,989)	13	46	967,711	424,655
Change in unrealized gain (loss) on investments	662,183	(177,173)	532,363	1,136,011	(1,244)	773	152,109	1,678,705
Reinvested capital gains	83,192	45,343	468,789	667,934	153	-	171,059	104,533

Net increase (decrease) in contract owners’ equity resulting from operations	1,003,369	65,062	1,216,391	1,705,935	(334)	851	1,625,927	2,542,248

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	46,290	3,468	38,908	34,936	32,749	1,358	116,644	518
Transfers between funds	(394,997)	679,819	(337,697)	(541,385)	77,571	22,234	(1,022,899)	2,325,323
Surrenders (notes 3, 4, 5, 6 and 7)	(553,039)	(245,980)	(897,575)	(442,863)	(1,746)	(453)	(1,161,649)	(816,464)
Adjustments to maintain reserves	23	(2)	3	40	4	1	(32)	48

Net equity transactions	(901,723)	437,305	(1,196,361)	(949,272)	108,578	23,140	(2,067,936)	1,509,425

Net change in contract owners’ equity	101,646	502,367	20,030	756,663	108,244	23,991	(442,009)	4,051,673
Contract owners’ equity at beginning of period	2,959,928	2,457,561	8,532,316	7,775,653	23,991	-	19,935,377	15,883,704

Contract owners’ equity at end of period	$3,061,574	2,959,928	8,552,346	8,532,316	132,235	23,991	19,493,368	19,935,377

CHANGE IN UNITS:
Beginning units	127,534	100,637	248,619	278,570	1,592	-	1,568,614	1,386,663
Units purchased	102,127	37,730	215,779	2,434	7,338	1,622	1,312,118	252,930
Units surrendered	(136,297)	(10,833)	(247,575)	(32,385)	(115)	(30)	(1,468,498)	(70,979)

Ending units	93,364	127,534	216,823	248,619	8,815	1,592	1,412,234	1,568,614

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	VVTSM		VRVDRI		SVDF		SVOF
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$-	-	32,128	27,021	(21,623)	(17,603)	(8,921)	15,303
Realized gain (loss) on investments	135	-	276,755	(444,256)	3,377,567	825,915	81,058	(219,322)
Change in unrealized gain (loss) on investments	8,419	-	823,933	500,156	(7,183,051)	9,575,170	1,487,437	1,072,764
Reinvested capital gains	-	-	65,197	47,824	2,294,617	1,952,725	467,665	547,845

Net increase (decrease) in contract owners’ equity resulting from operations	8,554	-	1,198,013	130,745	(1,532,490)	12,336,207	2,027,239	1,416,590

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	116,740	-	247,158	89,600	410,973	913,405	-	(150,424)
Transfers between funds	52,768	-	575,339	1,422,903	(2,549,074)	74,618	(646,828)	(439,911)
Surrenders (notes 3, 4, 5, 6 and 7)	(2,469)	-	(207,312)	(40,827)	(767,564)	(836,920)	(137,653)	(121,444)
Adjustments to maintain reserves	-	-	(7)	11	37	54	(143)	22

Net equity transactions	167,039	-	615,178	1,471,687	(2,905,628)	151,157	(784,624)	(711,757)

Net change in contract owners’ equity	175,593	-	1,813,191	1,602,432	(4,438,118)	12,487,364	1,242,615	704,833
Contract owners’ equity at beginning of period	-	-	2,573,424	970,992	32,612,947	20,125,583	8,449,644	7,744,811

Contract owners’ equity at end of period	$175,593	-	4,386,615	2,573,424	28,174,829	32,612,947	9,692,259	8,449,644

CHANGE IN UNITS:
Beginning units	-	-	239,765	89,155	644,734	647,369	182,182	201,520
Units purchased	10,749	-	90,977	192,550	15,158	63,214	146,973	15,606
Units surrendered	(155)	-	(52,119)	(41,940)	(73,383)	(65,849)	(165,748)	(34,944)

Ending units	10,594	-	278,623	239,765	586,509	644,734	163,407	182,182

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	WFVSCG		AVBVI		DVIV		IVKMG1
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(13,874)	(10,783)	-	-	-	119,911	-	(225)
Realized gain (loss) on investments	682,025	93,231	4	(9,533)	-	(494,384)	-	(1,120,793)
Change in unrealized gain (loss) on investments	(1,159,209)	3,295,113	(1)	9,192	-	(395,652)	-	(57,507)
Reinvested capital gains	1,195,675	440,668	-	-	-	-	-	985,439

Net increase (decrease) in contract owners’ equity resulting from operations	704,617	3,818,229	3	(341)	-	(770,125)	-	(193,086)

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	609,499	338,815	-	-	-	10,278	-	37,330
Transfers between funds	978,533	(426,535)	(2)	(37,944)	-	(2,911,111)	-	(3,254,376)
Surrenders (notes 3, 4, 5, 6 and 7)	(661,411)	(400,884)	(12)	(33)	-	(32,712)	-	(155,761)
Adjustments to maintain reserves	(50)	(29)	11	8	-	(17)	-	(7)

Net equity transactions	926,571	(488,633)	(3)	(37,969)	-	(2,933,562)	-	(3,372,814)

Net change in contract owners’ equity	1,631,188	3,329,596	-	(38,310)	-	(3,703,687)	-	(3,565,900)
Contract owners’ equity at beginning of period	10,128,757	6,799,161	-	38,310	-	3,703,687	-	3,565,900

Contract owners’ equity at end of period	$11,759,945	10,128,757	-	-	-	-	-	-

CHANGE IN UNITS:
Beginning units	237,091	251,278	-	1,339	-	156,626	-	154,966
Units purchased	48,935	29,311	-	(1)	-	23,509	-	2,215
Units surrendered	(29,667)	(43,498)	-	(1,338)	-	(180,135)	-	(157,181)

Ending units	256,359	237,091	-	-	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	GVDIVI		NVMLV1		NVLCA2		NVLCAP
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$-	426,607	-	216,587	-	-	-	522
Realized gain (loss) on investments	-	(2,576,823)	-	(12,569,993)	-	506	-	(130)
Change in unrealized gain (loss) on investments	-	1,416,446	-	4,246,355	-	-	-	(6,762)
Reinvested capital gains	-	-	-	5,966,559	-	-	-	1,856

Net increase (decrease) in contract owners’ equity resulting from operations	-	(733,770)	-	(2,140,492)	-	506	-	(4,514)

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	-	122,538	-	263,670	-	-	-	3,485
Transfers between funds	-	(4,385,718)	-	(17,160,840)	-	(500)	-	(142,855)
Surrenders (notes 3, 4, 5, 6 and 7)	-	(322,007)	-	(352,503)	-	(5)	-	(4,489)
Adjustments to maintain reserves	-	(3)	-	94	-	(1)	-	(1)

Net equity transactions	-	(4,585,190)	-	(17,249,579)	-	(506)	-	(143,860)

Net change in contract owners’ equity	-	(5,318,960)	-	(19,390,071)	-	-	-	(148,374)
Contract owners’ equity at beginning of period	-	5,318,960	-	19,390,071	-	-	-	148,374

Contract owners’ equity at end of period	$-	-	-	-	-	-	-	-

CHANGE IN UNITS:
Beginning units	-	236,586	-	821,925	-	-	-	9,118
Units purchased	-	13,547	-	16,007	-	-	-	229
Units surrendered	-	(250,133)	-	(837,932)	-	-	-	(9,347)

Ending units	-	-	-	-	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVLMP		VVDV
	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$-	574	-	-
Realized gain (loss) on investments	-	(4,807)	-	-
Change in unrealized gain (loss) on investments	-	(2,132)	-	-
Reinvested capital gains	-	6,127	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	(238)	-	-

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	-	6,664	-	883
Transfers between funds	-	(89,205)	-	13,531
Surrenders (notes 3, 4, 5, 6 and 7)	-	(4,450)	-	(14,415)
Adjustments to maintain reserves	-	-	-	1

Net equity transactions	-	(86,991)	-	-

Net change in contract owners’ equity	-	(87,229)	-	-
Contract owners’ equity at beginning of period	-	87,229	-	-

Contract owners’ equity at end of period	$-	-	-	-

CHANGE IN UNITS:
Beginning units	-	5,726	-	-
Units purchased	-	556	-	696
Units surrendered	-	(6,282)	-	(696)

Ending units	-	-	-	-

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the two-year period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2021, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VLI Separate Account-4 (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on December 3, 1997. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers Flexible Premium, Modified Single Premium, Variable Executive Life, Corporate, and Survivorship Life Variable Life Insurance Policies through the Separate Account.

(b) The Policies

The Separate Account offers variable investment options through life insurance policies intended to provide benefits to the policyholder and/or the beneficiary named by the policyholder. Policy features are described in the applicable prospectus.

With certain exceptions, policyholders may invest in any of the following:

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A (ALVGIA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class A (ALVIVA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)

AMERICAN CENTURY INVESTORS, INC.

American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I (ACVCA)

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)

American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - Asset Allocation Fund: Class 2 (AMVAA2)

American Funds Insurance Series(R) - The Bond Fund of America: Class 2 (AMVBD2)

American Funds Insurance Series(R) - Capital World Bond Fund: Class 2 (AMVGB2)

American Funds Insurance Series(R) - Growth-Income Fund: Class 2 (AMVGI2)

American Funds Insurance Series(R) - Growth Fund: Class 2 (AMVGR2)

American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 2 (AMVGS2)

American Funds Insurance Series(R) - International Fund: Class 2 (AMVI2)

American Funds Insurance Series(R) - New World Fund: Class 2 (AMVNW2)

AMUNDI US

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class I (PIHYB1)

BLACKROCK FUNDS

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I (BRVHYI)

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)

BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Core V.I. Fund: Class II (MLVLC2)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)

BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares (DSC)

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Initial Shares (DVMCS)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

CALVERT GROUP

Calvert VP S&P 500 Index Portfolio (CVSPIP)

Calvert Variable Series, Inc. - Calvert VP SRI Mid Cap Portfolio (CVSRMC)*

CHARLES SCHWAB FUNDS

Schwab Annuity Portfolios - Schwab(R) S&P 500 Index Portfolio (SASP5I)

DAVIS FUNDS

Davis Variable Account Fund, Inc. - Davis Value Portfolio (DAVVL)

DELAWARE FUNDS BY MACQUARIE

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

Delaware Variable Insurance Product Trust - Delaware VIP Emerging Markets Series: Service Class (DWVEMS)

Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)

DIMENSIONAL FUND ADVISORS INC.

DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class (DFVEA)

DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio (DFVGB)*

DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class (DFVGMI)

DFA Investment Dimensions Group Inc. - VIT Inflation-Protected Securities Portfolio: Institutional Class (DFVIPS)

DFA Investment Dimensions Group Inc. - VA International Small Portfolio (DFVIS)

DFA Investment Dimensions Group Inc. - VA International Value Portfolio (DFVIV)

DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio (DFVSTF)*

DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio (DFVULV)

DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio (DFVUTV)

DWS INVESTMENT MANAGEMENT AMERICAS, INC.

Deutsche DWS Investments VIT Funds - DWS Small Cap Index VIP: Class A (BISCI)*

Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A (DSGIBA)

Deutsche DWS Variable Series II - DWS CROCI(R) U.S. VIP: Class B (SVSLVB)

Deutsche DWS Variable Series II - DWS Small Mid Cap Value VIP: Class B (SVSSVB)

EATON VANCE FUNDS

Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)

Federated Hermes Insurance Series - Federated Hermes Fund for U.S. Government Securities II (FVUS2)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)

Fidelity Variable Insurance Products - Emerging Markets Portfolio - Service Class (FEMS)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2005 Portfolio: Service Class (FF05S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2015 Portfolio: Service Class (FF15S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2025 Portfolio: Service Class (FF25S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2035 Portfolio: Service Class (FF35S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2040 Portfolio: Service Class (FF40S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2045 Portfolio: Service Class (FF45S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2050 Portfolio: Service Class (FF50S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2055 Portfolio: Service Class (FF55S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2060 Portfolio: Service Class (FF60S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2065 Portfolio: Service Class (FF65S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Income Fund Portfolio: Service Class (FFINS)

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class (FGIS)*

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class (FGOS)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class (FHIS)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class (FIP)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class (FMMP)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)

Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class (FRESS)

Fidelity Variable Insurance Products Fund - VIP Bond Index Portfolio: Service Class (FVBIS)

Fidelity Variable Insurance Products Fund - VIP Extended Market Index Portfolio: Service Class (FVEMIS)

Fidelity Variable Insurance Products Fund - VIP International Index Portfolio: Service Class (FVIIS)

Fidelity Variable Insurance Products Fund - VIP Total Market Index Portfolio: Service Class (FVMIS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 (TIF)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Institutional Shares (GVCSE)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares (GVGMNS)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Growth Opportunities Fund: Service Shares (GVGOPS)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Mid Cap Value Fund: Institutional Shares (GVMCE)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)

GUGGENHEIM INVESTMENTS

Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)

INVESCO INVESTMENTS

Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)

Invesco - Invesco V.I. Growth and Income Fund: Series I Shares (ACGI)

Invesco - Invesco V.I. High Yield Fund: Series I Shares (AVHY1)

Invesco - Invesco V.I. International Growth Fund: Series I Shares (AVIE)

Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares (AVMCCI)

Invesco - Invesco V.I. Small Cap Equity Fund: Series I Shares (AVSCE)

Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)

Invesco - Invesco V.I. American Value Fund: Series I Shares (MSVMV)*

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco - Invesco V.I. Main Street Fund: Series I (OVGI)

Invesco - Invesco V.I. Capital Appreciation Fund: Series I (OVGR)

Invesco - Invesco V.I. Global Fund: Series I (OVGS)

Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)

Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)

Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP)

Ivy Variable Insurance Portfolios - Delaware Ivy Growth: Class II (WRGP)

Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II (WRHIP)

Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II (WRMCG)

Ivy Variable Insurance Portfolios - Delaware Ivy Securian Real Estate Securities: Class II (WRRESP)

Ivy Variable Insurance Portfolios - Delaware Ivy Science and Technology: Class II (WRSTP)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)

JPMorgan Insurance Trust - JPMorgan Insurance Trust Small Cap Core Portfolio 1 (JPSCE1)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI)

Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS)

Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Service Shares (JAMVS)

LAZARD FUNDS

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)

LEGG MASON

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class I (SBVSG)

LINCOLN FUNDS

Lincoln Variable Insurance Products Trust - Baron Growth Opportunities Fund: Service Class (BNCAI)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC (LOVBD)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

Lord Abbett Series Fund, Inc. - Mid Cap Stock Portfolio: Class VC (LOVMCV)*

Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)

Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)

MAINSTAY FUNDS

MainStay VP Funds Trust - MainStay VP Floating Rate Portfolio: Initial Class (MNVFRI)*

MainStay VP Funds Trust - MainStay VP Floating Rate Portfolio: Service Class (MNVFRS)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust III - MFS Global Real Estate Portfolio: Initial Class (M3GREI)*

MFS(R) Variable Insurance Trust III - MFS Global Real Estate Portfolio: Service Class (M3GRES)*

MFS(R) Variable Insurance Trust - MFS Growth Series: Service Class (MEGSS)

MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Initial Class (MNDIC)

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)

MFS(R) Variable Insurance Trust II - MFS Emerging Markets Equity Portfolio: Initial Class (MV2EEI)

MFS(R) Variable Insurance Trust II - MFS Emerging Markets Equity Portfolio: Service Class (MV2EES)

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)

MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class (MV3MVI)

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)

MFS(R) Variable Insurance Trust II - MFS Corporate Bond Portfolio: Service Class (MVBDS)*

MFS(R) Variable Insurance Trust II - MFS Blended Research(R) Core Equity Portfolio: Service Class (MVBRES)

MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)

MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class (MVIGIC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)

MFS(R) Variable Insurance Trust - MFS Total Return Bond Series: Service Class (MVRBSS)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)

Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class I (MSVEG)

Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)

Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio: Class I (MSVMG)

Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)

Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II (VKVGR2)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II (DTRTFB)

Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I (EIF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)

Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)

Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I (IDPG)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I (IDPGI)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class I (NCPG)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class I (NCPGI)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan U.S. Equity Fund: Class Y (NJMDEY)*

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)*

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class Y (NJMMAY)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan U.S. Equity Fund: Class II (NJNDE2)*

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I (NVCCA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I (NVCCN1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I (NVCMA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I (NVCMC1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I (NVCMD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I (NVCRA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I (NVCRB1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P (NVDCAP)

Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P (NVIDMP)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I (NVLCP1)

Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I (NVMIG1)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I (NVNMO1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class I (NVNSR1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y (NVSIXD)

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class I (NVSTB1)

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V (SAM5)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)

Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: I Class Shares (AMRI)

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)

NORTHERN LIGHTS

Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 3 (NOTB3)

Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 3 (NOTG3)

Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 3 (NOTMG3)

PIMCO FUNDS

PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)

PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)

PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class (PMVGBA)

PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class (PMVHYA)

PIMCO Variable Insurance Trust - Income Portfolio: Administrative Class (PMVID)*

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

PIMCO Variable Insurance Trust - Income Portfolio: Institutional Class (PMVII)*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)

PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class (PMVLGA)

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)

Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)

Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB (PVTSCB)

ROYCE CAPITAL FUNDS

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)

Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)*

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II (TRBCG2)*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio (TRBCGP)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II (TREI2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited-Term Bond Portfolio (TRLT1)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II (TRMCG2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price All-Cap Opportunities Portfolio (TRNAG1)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Moderate Allocation Portfolio (TRPSB1)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - Global Resources Fund: Initial Class (VWHA)

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard Variable Insurance Fund - Balanced Portfolio (VVB)

Vanguard Variable Insurance Fund - Capital Growth Portfolio (VVCG)

Vanguard Variable Insurance Fund - Diversified Value Portfolio (VVDV)*

Vanguard Variable Insurance Fund - Equity Income Portfolio (VVEI)

Vanguard Variable Insurance Fund - Equity Index Portfolio (VVEIX)

Vanguard Variable Insurance Fund - Growth Portfolio (VVG)

Vanguard Variable Insurance Fund-Global Bond Index Portfolio (VVGBI)

Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)

Vanguard Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)*

Vanguard Variable Insurance Fund - International Portfolio (VVI)

Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)

Vanguard Variable Insurance Fund - Real Estate Index Portfolio (VVREI)

Vanguard Variable Insurance Fund - Small Company Growth Portfolio (VVSCG)

Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)

Vanguard Variable Insurance Fund-Total International Stock Market Index Portfolio (VVTISI)

Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio (VVTSM)

VIRTUS MUTUAL FUNDS

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I (VRVDRI)

WELLS FARGO FUNDS

Allspring Variable Trust - VT Discovery Fund: Class 2 (SVDF)

Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)

Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

*	At December 31, 2021, policyholders were not invested in this fund.

The Contract Owners’ Equity is affected by the investment results of each fund, equity transactions by policyholders and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only policyholders’ purchase payments pertaining to the variable portions of their policies and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A policyholder may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a policyholder due to a policy cancellation during the free look period, and/or if a gain is realized by the policyholder during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the policyholder. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the policy.

Unless listed below, the financial statements presented are as of December 31, 2021 and for each of the years in the two-year period ended December 31, 2021. For the subaccounts listed below with inception dates in 2021, the financial statements are as of December 31, 2021 and for the period from the inception date to December 31, 2021. For the subaccounts listed below with liquidation dates in 2021, the financial statements are for the period from January 1, 2021 to the liquidation date. For the subaccounts listed below with inception dates in 2020, the prior year financial statements reflect the period from inception date to December 31, 2020. For the subaccounts listed below with liquidation dates in 2020, the prior year financial statements reflect the period from January 1, 2020 to the liquidation date:

	Inception Date	Liquidation Date
MFS(R) Variable Insurance Trust - MFS Growth Series: Service Class (MEGSS)	11/15/2021
MFS(R) Variable Insurance Trust II - MFS Emerging Markets Equity Portfolio: Initial Class (MV2EEI)	11/9/2021
Fidelity Variable Insurance Products Fund - VIP Bond Index Portfolio: Service Class (FVBIS)	10/27/2021
Fidelity Variable Insurance Products Fund - VIP Extended Market Index Portfolio: Service Class (FVEMIS)	7/26/2021
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2065 Portfolio: Service Class (FF65S)	7/1/2021
Vanguard Variable Insurance Fund-Global Bond Index Portfolio (VVGBI)	5/4/2021
Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio (VVTSM)	5/4/2021
Invesco - Invesco V.I. American Value Fund: Series I Shares (MSVMV)	4/30/2021
DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class (DFVEA)	4/23/2021
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y (NVSIXD)	4/23/2021
Fidelity Variable Insurance Products Fund - VIP International Index Portfolio: Service Class (FVIIS)	4/12/2021
Vanguard Variable Insurance Fund - Growth Portfolio (VVG)	3/10/2021
MFS(R) Variable Insurance Trust II - MFS Emerging Markets Equity Portfolio: Service Class (MV2EES)	1/15/2021
MainStay VP Funds Trust - MainStay VP Floating Rate Portfolio: Service Class (MNVFRS)	11/16/2020
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P (NVIDMP)	10/23/2020
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P (NVDCAP)	10/23/2020
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)	10/16/2020
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)	9/11/2020
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)	9/4/2020
MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class (MV3MVI)	8/26/2020
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class Y (NJMMAY)	6/29/2020
Vanguard Variable Insurance Fund - Equity Index Portfolio (VVEIX)	5/15/2020
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II (NVLCA2)	5/11/2020
American Funds Insurance Series(R) - Capital World Bond Fund: Class 2 (AMVGB2)	5/1/2020
Schwab Annuity Portfolios - Schwab(R) S&P 500 Index Portfolio (SASP5I)	3/2/2020
Fidelity Variable Insurance Products Fund - VIP Total Market Index Portfolio: Service Class (FVMIS)	2/11/2020
DFA Investment Dimensions Group Inc. - VA International Value Portfolio (DFVIV)	1/16/2020
Vanguard Variable Insurance Fund - Equity Income Portfolio (VVEI)	1/16/2020
BNY Mellon Variable Investment Fund - International Value Portfolio: Initial Shares (DVIV)		8/6/2020

For the two-year period ending December 31, 2021, the following underlying mutual fund mergers occurred. Underlying mutual funds that were acquired during the period ending December 31, 2021 are no longer available as of December 31, 2021. Underlying mutual funds that were acquired during the period ending December 31, 2020 are no longer available as of December 31, 2020.

Acquired Underlying Mutual Fund	Acquiring Underlying Mutual Fund	Effective Date
Invesco - Invesco V.I. Value Opportunities Fund: Series I Shares (AVBVI)	Invesco - Invesco V.I. American Value Fund: Series I Shares (MSVMV)	4/30/2021
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II (NVLCA2)	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)	10/23/2020
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class P (NVLCAP)	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P (NVDCAP)	10/23/2020
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class P (NVLMP)	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P (NVIDMP)	10/23/2020
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I (GVDIVI)	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)	10/16/2020
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)	9/11/2020
Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares (IVKMG1)	Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)	4/30/2020

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

For the one-year period ended December 31, 2021, the following subaccount name changes occurred:
Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
AMVBD2	American Funds Insurance Series(R) - The Bond Fund of America: Class 2	American Funds Insurance Series(R) - Bond Fund: Class 2	5/1/2021
DFVGMI	DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class	DFA Investment Dimensions Group Inc. - DFA VA Global Moderate Allocation Portfolio: Institutional Class	5/1/2021
GVGMNS	Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares	Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares	12/31/2021
AVMCCI	Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares	Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I Shares	5/1/2021
OVAG	Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I	5/1/2021
OVGI	Invesco - Invesco V.I. Main Street Fund: Series I	Invesco Oppenheimer V.I. Main Street Fund: Series I	5/1/2021
OVGR	Invesco - Invesco V.I. Capital Appreciation Fund: Series I	Invesco Oppenheimer V.I. Capital Appreciation Fund: Series I	5/1/2021
OVGS	Invesco - Invesco V.I. Global Fund: Series I	Invesco Oppenheimer V.I. Global Fund: Series I	5/1/2021
OVSB	Invesco - Invesco V.I. Global Strategic Income Fund: Series I	Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I	5/1/2021
OVSC	Invesco - Invesco V.I. Main Street Small Cap Fund: Series I	Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I	5/1/2021
WRASP	Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II	Ivy Variable Insurance Portfolios - Asset Strategy: Class II	7/1/2021
WRGP	Ivy Variable Insurance Portfolios - Delaware Ivy Growth: Class II	Ivy Variable Insurance Portfolios - Growth: Class II	7/1/2021
WRHIP	Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II	Ivy Variable Insurance Portfolios - High Income: Class II	7/1/2021
WRMCG	Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II	Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II	7/1/2021
WRRESP	Ivy Variable Insurance Portfolios - Delaware Ivy Securian Real Estate Securities: Class II	Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II	7/1/2021
WRSTP	Ivy Variable Insurance Portfolios - Delaware Ivy Science and Technology: Class II	Ivy Variable Insurance Portfolios - Science and Technology: Class II	7/1/2021
DTRTFB	Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II	Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II	5/1/2021
EIF	Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I	Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I	5/1/2021
GVAAA2	Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II	Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II	5/1/2021
GVABD2	Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II	Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II	5/1/2021
GVAGG2	Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II	Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II	5/1/2021
GVAGI2	Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II	Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II	5/1/2021
GVAGR2	Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II	Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II	5/1/2021
HIBF	Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I	Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I	5/1/2021
MSBF	Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I	Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I	5/1/2021
NJMDEY	Nationwide Variable Insurance Trust - NVIT J.P. Morgan U.S. Equity Fund: Class Y	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Disciplined Equity Fund: Class Y	5/1/2021
NJNDE2	Nationwide Variable Insurance Trust - NVIT J.P. Morgan U.S. Equity Fund: Class II	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Disciplined Equity Fund: Class II	5/1/2021
NVAMV1	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I	8/31/2021
NVAMVX	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X	8/31/2021

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

NVLCP1	Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I	Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class I	9/7/2021
NVMMG1	Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I	12/6/2021
NVNMO1	Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I	5/1/2021
NVNSR1	Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class I	Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I	8/31/2021
NVOLG1	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I	8/31/2021
PVEIB	Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB	Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB	5/1/2021
TRNAG1	T. Rowe Price Equity Series, Inc. - T. Rowe Price All-Cap Opportunities Portfolio	T. Rowe Price Equity Series, Inc. - T. Rowe Price New America Growth Portfolio	5/1/2021
VWHA	VanEck VIP Trust - Global Resources Fund: Initial Class	VanEck VIP Trust - Global Hard Assets Fund: Initial Class	5/1/2021
SVDF	Allspring Variable Trust - VT Discovery Fund: Class 2	Wells Fargo Variable Trust - VT Discovery Fund: Class 2	10/11/2021
SVOF	Allspring Variable Trust - VT Opportunity Fund: Class 2	Wells Fargo Variable Trust - VT Opportunity Fund: Class 2	10/11/2021
WFVSCG	Allspring Variable Trust - VT Small Cap Growth Fund: Class 2	Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2	10/11/2021

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2021 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the policyholder upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) COVID-19

Equity and financial markets have experienced significant volatility and interest rates have experienced significant declines primarily driven by the COVID-19 pandemic. These conditions have and may continue to impact the Company’s operations and financial condition. The extent to which the COVID-19 pandemic may impact the Company’s operations and financial condition will depend on future developments which are evolving and uncertain.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were available to be issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

(2) Accounting Changes and Corrections of Errors

During 2021, the Company identified and corrected an overstatement of units and contract owners’ equity of the FGOS subaccount driven by a data extraction error out of the administrative system for this subaccount. The financial statements have been restated to correct the misstatements in accordance with FASB ASC 250, Accounting Changes and Error Corrections. There was no impact to the net increase in contact owners’ equity resulting from operations in the statement of operations for the year ended December 31, 2020.

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

The below table reports the effect of the restatement on the FGOS subaccount within the statement of changes in contract owners’ equity for the year ended December 31, 2020.

	As Previously Reported	Adjustments	As Restated
Adjustments to maintain reserves	183,414	(183,443)	(29)
Net equity transactions	177,681	(183,443)	(5,762)
Net change in contract owners’ equity	452,065	(183,443)	268,622
Contract owners’ equity at beginning of period	677,151	(267,825)	409,326
Contract owners’ equity at end of period	1,129,216	(451,268)	677,948
Beginning units	15,533	(5,558)	9,975
Ending units	16,041	(5,558)	10,483

The below table reports the effect of the restatement on the units reported for the FGOS subaccount in the financial highlights as of the period indicated.

Year	As Previously Reported	Adjustments	As Restated
2020	16,041	(5,558)	10,483
2019	15,533	(5,558)	9,975
2018	15,899	(5,557)	10,342
2017	15,375	(5,558)	9,817

The below table reports the effect of the restatement on the contract owners’ equity reported for the FGOS subaccount in the financial highlights as of the period indicated.

Year	As Previously Reported	Adjustments	As Restated
2020	1,129,216	(451,268)	677,948
2019	677,151	(267,825)	409,326
2018	508,052	(190,356)	317,696
2017	438,543	(169,438)	269,105

The below table reports the effect of the restatement on the range of expense rate for the FGOS subaccount in the financial highlights as of the period indicated.

Year	As Previously Reported	As Restated
2020	0.00% to 0.10%	0.10%
2019	0.00% to 0.25%	0.10% to 0.25%
2018	0.00% to 0.25%	0.25%
2017	0.00% to 0.25%	0.25%

The below table reports the effect of the restatement on the range of unit value for the FGOS subaccount in the financial highlights as of the period indicated.

Year	As Previously Reported	As Restated
2020	81.21 to 64.67	64.67
2019	48.20 to 43.11	38.42 to 43.11
2018	34.26 to 30.72	30.72
2017	30.49 to 27.41	27.41

The below table reports the effect of the restatement on the range of total return for the FGOS subaccount in the financial highlights as of the period indicated.

Year	As Previously Reported	As Restated
2020	68.49 to 68.33	68.33
2019	40.70 to 40.35	40.56 to 40.35
2018	12.35 to 12.06	12.06
2017	34.40 to 34.06	34.06

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(3) Policy Charges

The Separate Account assesses charges associated with the policy. These charges are either assessed as a direct deduction from premium payments or through a surrender of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the policy and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each product are described in detail in the applicable prospectus.

Policy Charges
Mortality and Expense Risk Charge/Variable Account Asset Charge - assessed through a surrender of units	Equal, on an annual basis, to 0.05% - 1.25% of the daily value of the assets invested in each fund
Sales Charge/Percent of Premium Charge - assessed through a deduction from premium payments	0.0% - 12% of each premium paid
Premium Tax Charge - assessed through a deduction from premium payments	3.5% of each premium payment
Cost of Insurance Charges (including any flat extra charge) - assessed through a surrender of units	$0.01 - $83.33 per $1,000 of a policy’s net amount at risk
Administrative Charge - assessed through a surrender of units	$5 - $10 per policy, per month
Administrative/Specified Amount Charge	$0.01 - $0.40 per $1,000 of specified amount
Tax Expense Charge	$0.42 per $1,000 of cash value
Administrative Expense Charge	$0.25 per $1,000 of cash value
Surrender Charge - assessed through a surrender of units	$0.00 - $124.65 per $1,000 of a policy’s specified amount; for single premium policies 0.00% - 10.00% of premium
Policy Loan Interest Charge - assessed through a surrender of units	2% - 6% of an outstanding policy loan
Partial Surrender Fees - assessed through a surrender of units	$0.00 - $25.00 per request
Rider Charges - assessed through a surrender of units monthly, unless otherwise specified.
Long-Term Care Rider Charge	$0.02 - $28.65 per $1,000 of the rider’s net amount risk; or $1.946 per $1,000 of the rider’s specified amount
Estate Protection Rider Charge	$0.01 - $83.33 per $1,000 of the rider’s death benefit
Policy Split Option Rider Charge	$0.01 - $0.03 of policy and Additional Term Insurance Rider specified amount
Policy Guard/Overloan Lapse Protection Rider Charge	$1.50 - $157.00 per $1,000 of the policy’s cash value at the time the rider is invoked
Adjusted Sales Load Life Insurance Rider Charge	$0.14 for each $1,000 of premium for each 1% of sales load reduction elected
Additional Protection Rider Charge/Supplemental Insurance Rider Charge	$0.01 - $125.00 per $1,000 of the rider’s death benefit
Cost of Insurance Charge	$0.01-$125.00
Variable Account Asset Charge	0.16% - 1.25%
Specified Amount Charge	$0.01-$0.40 per $1,000 of specified amount
Children’s Term Insurance Rider Charge	$0.43 per $1,000 of the rider’s specified amount
Spouse Life Insurance Rider Charge	$0.10 - $12.02 per $1,000 of the rider’s specified amount
Accidental Death Benefit Rider Charge	$0.05 - $0.75 per $1,000 of the rider’s specified amount
Premium Waiver Rider Charge	$42 – $315 per $1,000 of the rider’s benefit amount
Waiver of Monthly Deductions Rider Charge	$85 - $860 per $1,000 of the rider’s benefit amount

For the years ended December 31, 2021 and 2020, total front-end sales charge deductions were $8,187,440 and $8,308,916, respectively and were recognized as part of purchase payments on the Statements of Changes in Contract Owners’ Equity.

(4) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk. Asset charges are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

(a) Modified Single Premium Policies (MSP)

For modified single premium policies, the Company deducts a charge equal to an annualized rate of 0.70% of the cash surrender value of the subaccounts. In policy years 1- 10, the Company also deducts a charge equal to the annualized rate of 0.50% of the cash surrender value of the subaccounts as reimbursement for taxes imposed by federal, state and local governments. These charges are assessed monthly against each policy by liquidating units.

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(b) Flexible Premium and Variable Executive Life Policies (FPVUL and VEL)

For Best of America® The Next Generation and ChoiceLifeSM policies, during the first fifteen policy years, the Company deducts a charge of $0.50 per $1,000 on the first $25,000 of cash value attributable to the variable account, $0.25 per $1,000 on $25,001 up to $250,000 of cash value attributable to the variable account and $0.08 per $1,000 over $250,000 of cash value attributable to the variable account. Beginning in policy year sixteen, the Company deducts a charge of $0.50 per $1,000 on the first $25,000 of cash value attributable to the variable account, and $0.08 per $1,000 over $25,000 of cash value attributable to the variable account. This charge is assessed monthly against each policy by liquidating units. For Choice Life ProtectionSM policies and Best of America® ProtectionSM policies, the Company deducts $0.66 per $1,000 of cash surrender value attributable to the variable account during the first through fifteenth years from the Policy Date. Thereafter, this charge is $0.25 per $1,000 of cash surrender value attributable to the variable account. This charge is assessed monthly against each policy by liquidating units.

(c) Survivorship Life Policies (SL)

For The Best of America® Last Survivorship II and The Best of America® ChoiceLife Survivorship policies, during the first ten policy years, the Company deducts a charge of $0.46 per $1,000 on the cash surrender value attributable to the variable account. After ten years from the Policy Date, the Company deducts $0.46 per $1,000 on the first $25,000 of cash surrender value attributable to the variable account; $0.29 per $1,000 on $25,001 up to $99,999 of cash surrender value attributable to the variable account; and $0.17 per $1,000 on $100,000 or more of cash surrender value attributable to the variable account. This charge is assessed monthly against each policy by liquidating units.

For The Best of America® ChoiceLifeSM Survivorship II and Next GenerationSM Survivorship Life policies, during the first fifteen policy years, the Company deducts a charge of $0.50 per $1,000 on the first $25,000 of cash surrender value attributable to the variable account; $0.25 per $1,000 on $25,001 up to $250,000 of cash surrender value attributable to the variable account; and $0.08 per $1,000 over $250,000 of cash surrender value attributable to the variable account. After fifteen years from the Policy Date, the Company deducts $0.50 per $1,000 on the first $25,000 of cash surrender value attributable to the variable account and $0.08 per $1,000 over $25,000 of cash surrender value attributable to the variable account. This charge is assessed monthly against each policy by liquidating units.

For The Best of America® ProtectionSM Survivorship and ChoiceLife ProtectionSM Survivorship Life policies, during the first fifteen policy years, the Company deducts a charge of $0.66 per $1,000 of cash surrender value attributable to the variable account. After fifteen years from the Policy Date, the Company deducts $0.25 per $1,000 of cash surrender value attributable to the variable account. This charge is assessed monthly against each policy by liquidating units.

(d) Corporate Policies (LSFP)

For Future Corporate Flexible Premium Variable Universal Life, the Company deducts a charge guaranteed not to exceed an annualized rate of 0.90% of the daily net assets of the Separate Account for policies issued on or after January 1, 2009. This charge is guaranteed not to exceed an annualized rate of 0.75% of the daily net assets of the Separate Account for policies issued prior to January 1, 2009. Currently, this rate is 0.25% during the first through fourth policy years, 0.20% during the fifth through fifteenth policy years, and 0.10% thereafter. This charge is assessed monthly against each policies by liquidating units.

For Future Executive Corporate Flexible Premium Variable Universal Life, the Company deducts a charge guaranteed not to exceed an annualized rate of 0.90% of the daily net assets of the Separate Account. Currently, this rate is 0.25% during the first through fourth policy years, 0.20% during the fifth through fifteenth policy years, and 0.10% thereafter. This charge is assessed monthly against each policy by liquidating units.

For Next Generation Corporate Owned Flexible Premium Variable Universal Life, the Company deducts a charge guaranteed not to exceed an annualized rate of 1.25% of the daily net assets of the Separate Account. Currently, this rate will not exceed 0.60%. This charge is assessed monthly against each policy by liquidating units.

The Company may reduce or eliminate certain charges where the size or nature of the group results in savings in sales, underwriting, administrative or other costs to the Company. These charges may be reduced in certain group sponsored arrangements or special exchange programs made available by the Company.

(5) Death Benefits

Death benefit proceeds result in a surrender of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account. Death benefits are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

(6) Policy Loans (Net of Repayments)

Policy provisions allow policyholders to borrow 90% of a policy’s variable cash surrender value plus 100% of a policy’s fixed cash surrender value less applicable value of surrender charge. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary. At the time the loan is granted, the amount of the loan is transferred from the Separate Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company’s general account to the Separate Account. Loan repayments result in a transfer of collateral including interest credited back to the Separate Account. Policy loans (net of repayments) are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(7) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Policyholders may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the policyholder executing fund exchanges. Fund exchanges from the Separate Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Separate Account are included in purchase payments received from policyholders, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the policyholder, also result in transfers between the Separate Account and the fixed account of the Company. The fixed account assets are not reflected in the accompanying financial statements. For the years ended December 31, 2021 and 2020, total transfers to the Separate Account from the fixed account were $47,018,374 and $48,732,969, respectively, and total transfers from the Separate Account to the fixed account were $66,492,799 and $59,260,515, respectively.

(8) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets, quotes prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quotes prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate, Secures Overnight Financing Rate, prime rates, cash flows, maturity dates, callability, estimated prepayments and/or underlying collateral values.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2021:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$6,991,441,547	$-	$-	$6,991,441,547

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2021 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ALVDAA	$5,169	$1,644
ALVGIA	6,184,741	6,453,136
ALVIVA	1,240,606	1,158,415
ALVIVB	246,778	945
ALVSVA	5,306,851	5,871,941
ACVCA	686,594	732,177
ACVI	279,637	373,516
ACVIG	4,243,444	1,533,929
ACVIP1	16,351,434	8,847,343
ACVIP2	2,141,808	1,688,148
ACVMV1	1,793,097	2,387,008
ACVV	5,015,708	5,539,301
AMVAA2	3,885,025	4,019,032
AMVBD2	3,636,162	1,138,434

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

AMVGB2	2,995,914	881,375
AMVGI2	216,901	36,146
AMVGR2	16,912,415	13,820,299
AMVGS2	1,221,540	601,969
AMVI2	7,635,813	8,302,203
AMVNW2	6,803,147	2,394,544
PIHYB1	538,368	1,038,716
BRVHYI	7,040,209	4,518,569
MLVGA2	3,803,171	1,847,260
MLVLC2	558,456	86,259
DCAP	4,056,136	27,653,774
DSC	56,238	224,958
DSIF	100,229,514	88,916,215
DSRG	899,369	1,986,706
DVMCS	1,087,161	1,913,536
DVSCS	20,776,532	27,940,226
CVSPIP	314,871	410,522
SASP5I	38,341,337	49,198,575
DAVVL	1,528,100	439,051
DWVEMS	1,164,685	1,206,796
DWVSVS	6,041,303	6,650,790
DFVEA	11,214	269
DFVGMI	93,602	169,859
DFVIPS	3,135,580	3,133,937
DFVIS	2,815	7,480
DFVIV	21,847	1,241
DFVULV	1,629,765	2,350,483
DFVUTV	3,940,599	2,007,518
DSGIBA	40,342	33,952
SVSLVB	12,300	6,691
SVSSVB	5,798	9,745
ETVFR	9,508,110	2,994,913
FQB	3,124,005	3,053,997
FVU2	144,023	88,804
FVUS2	255,637	1,173,794
FCS	10,694,244	5,197,824
FEIS	12,415,637	6,348,244
FEMS	9,427,304	7,627,828
FF05S	199,203	1,111,145
FF10S	797,446	731,514
FF15S	4,028,609	2,757,249
FF20S	7,137,364	5,853,638
FF25S	12,252,110	7,906,885
FF30S	15,591,405	7,823,219
FF35S	5,747,468	3,370,130
FF40S	8,636,928	4,652,369
FF45S	1,062,654	439,221
FF50S	791,389	869,748
FF55S	436,091	103,150
FF60S	1,545,112	1,247,171
FF65S	7,150	97
FFINS	520,176	856,556
FGOS	57,485	95,360
FGS	50,064,253	24,675,122
FHIS	1,351,155	814,971
FIGBS	42,820,657	31,839,255
FIP	36,624,808	35,757,998
FMCS	8,629,870	5,728,771
FMMP	14,796,127	20,077,958
FNRS2	2,066,209	1,540,375

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

FOS	2,428,766	1,600,272
FRESS	704,256	2,554,621
FVBIS	3,863	6
FVEMIS	733	16
FVIIS	2,999	101
FVMIS	8,031	2,393
FVSS	1,020,660	604,561
FTVDM2	477,027	385,478
FTVFA2	52,908	23,106
FTVGB1	5,341,047	5,093,193
FTVGI2	440,558	528,306
FTVIS2	340,640	597,901
FTVMD2	202,586	381,159
FTVRDI	1,122,857	23,309,116
FTVSV2	4,540,908	3,074,001
FTVSVI	1,872,740	1,242,608
TIF	16,419	34,015
TIF2	2,190,197	3,441,819
GVCSE	1,014,947	835,538
GVGMNS	6,818	821
GVGOPS	607,356	356,707
GVMCE	6,251,730	6,060,771
GVMSAS	10,318	2,641
RVARS	12,006	288,730
ACEG	470,522	467,848
ACGI	1,086,100	3,087,951
AVHY1	429,370	812,464
AVIE	9,922,914	5,298,995
AVMCCI	44,771	23,934
AVSCE	309,727	272,204
IVBRA1	302,926	209,818
MSVMV	15	-
OVAG	9,583,302	4,507,388
OVGI	3,365,525	42,087,957
OVGR	1,493,020	1,488,094
OVGS	14,738,612	16,796,998
OVIG	4,949,680	3,111,526
OVSB	1,083,775	1,132,769
OVSC	1,832,292	1,136,169
WRASP	1,326,122	991,953
WRGP	2,143,266	935,231
WRHIP	3,836,741	4,271,886
WRMCG	2,663,056	2,018,510
WRRESP	3,269,764	2,770,268
WRSTP	9,917,716	7,737,127
JPMMV1	13,780,051	11,217,193
JPSCE1	565,439	92,959
JABS	5,952,789	5,928,340
JACAS	12,172,255	9,658,217
JAEI	204,280	1,250,651
JAFBS	2,674,947	2,161,258
JAGTS	9,770,198	7,562,578
JAIGS	928,401	1,323,681
JAMGS	10,893,486	10,234,319
JAMVS	11,656	19,587
LZREMS	3,314,741	4,985,268
SBVSG	12,772,660	12,626,630
BNCAI	1,342,303	1,167,929
LOVBD	622,950	439,725
LOVMCV	278	1,435

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

LOVSDC	6,574,175	7,103,489
LOVTRC	6,369,307	21,771,805
MNVFRS	6,229	868
MEGSS	6,204	11
MMCGSC	2,346,170	938,031
MNDIC	730,748	995,274
MNDSC	2,382,345	451,596
MV2EEI	1,109	19
MV2EES	170,575	19,112
MV2IGI	846,098	601,721
MV2RIS	2,352,638	640,637
MV3MVI	467,746	150,213
MV3MVS	618,855	856,269
MVBRES	703,629	462,949
MVFIC	1,007,643	1,388,993
MVFSC	21,857,612	18,351,204
MVIGIC	291,218	113,884
MVIVSC	13,614,270	17,535,786
MVRBSS	1,274,049	535,245
MSEM	1,467,386	1,340,300
MSVEG	16,819,370	8,203,797
MSVFI	673,068	347,423
MSVMG	5,001,906	4,090,271
MSVRE	1,787,206	1,714,844
VKVGR2	1,523,489	2,198,629
DTRTFB	313,313	4,626
EIF	1,341,973	2,074,594
GBF	21,929,523	17,627,679
GEM	2,072,500	2,045,133
GIG	3,527,755	3,126,576
GVAAA2	1,230,640	1,003,988
GVABD2	544,295	499,081
GVAGG2	1,220,095	1,798,278
GVAGI2	1,215,770	864,109
GVAGR2	3,674,511	2,495,876
GVDMA	9,703,452	9,227,947
GVDMC	5,678,364	5,224,305
GVEX1	5,235,379	1,651,807
GVIDA	8,809,891	5,880,842
GVIDC	5,485,711	3,884,515
GVIDM	7,110,382	11,222,926
GVIX2	526,723	643,257
HIBF	3,289,956	2,417,376
IDPG	352,543	73,972
IDPGI	1,797	666
MCIF	18,146,305	18,330,198
MSBF	2,092,694	1,470,465
NCPG	97,780	9,333
NCPGI	481	322
NJMMA2	-	54,942
NJMMAY	48,825	5,706
NVAMV1	495,797	5,460,996
NVAMVX	4,905,278	3,751,700
NVBX	46,720,393	181,288,051
NVCBD1	466,624	1,327,275
NVCCA1	671,926	923,759
NVCCN1	965,743	1,454,887
NVCMA1	1,236,883	671,890
NVCMC1	953,853	1,743,342
NVCMD1	2,249,562	906,386

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

NVCRA1	1,235,549	1,233,025
NVCRB1	2,086,572	1,472,027
NVDBL2	70,792	395,966
NVDCA2	14,753	151,799
NVDCAP	98,527	16,393
NVFIII	3,808	86,580
NVGEII	50,825	17,490
NVIDMP	2,704,018	161,678
NVIE6	5,351	4,181
NVIX	12,154,578	8,997,748
NVLCP1	4,150,114	534,310
NVMIG1	2,809,444	2,292,082
NVMIVX	505,804	292,614
NVMLG1	5,179,369	2,273,219
NVMMG1	13,608,678	9,645,832
NVMMV1	3,689,149	3,074,900
NVMMV2	533,194	2,261,801
NVNMO1	692,863	1,718,620
NVNSR1	473,894	47,707
NVOLG1	90,424,932	20,775,518
NVRE1	5,449,800	4,649,463
NVSIX2	1,205,096	392,853
NVSIXD	29,830	1,276
NVSTB1	162,318,854	31,411,427
NVSTB2	616,452	1,736,076
NVTIV3	21,223	53,032
SAM	6,435,641	9,527,547
SAM5	176,079,238	138,686,729
SCF	5,118,896	4,673,002
SCGF	7,044,336	5,709,448
SCVF	7,067,086	7,169,088
TRF	3,589,493	3,769,929
AMCG	593,421	610,855
AMMCGS	227,240	218,807
AMRI	75	19,804
AMSRS	99,159	353,823
AMTB	4,849,704	1,718,922
NOTB3	19,962	3,785
NOTG3	3,950	2,309
NOTMG3	5,493	8,606
PMVAAA	1,891,538	1,839,574
PMVFBA	190,365	107,627
PMVFHA	180,758	175,031
PMVGBA	684,950	237,724
PMVHYA	361,728	203,531
PMVLDA	18,828,322	15,107,941
PMVLGA	8,403,521	7,567,809
PMVRRA	14,250,857	10,692,661
PMVRSA	207,873	24,344
PMVTRA	17,758,037	21,635,457
PVEIB	702,136	459,037
PVGOB	433,088	765,050
PVTIGB	201,391	353,701
PVTSCB	757,948	733,762
ROCMC	970,223	1,219,469
TRBCGP	31,731,997	29,268,470
TREI2	6,366,209	7,927,413
TRHS2	3,782,206	4,814,963
TRLT1	19,108,414	4,859,761
TRMCG2	14,989,702	8,240,744

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

TRNAG1	32,409,034	22,195,912
TRPSB1	3,113,367	3,238,356
VWEM	900,930	2,500,283
VWHA	6,031,584	6,210,991
VVB	7,481,193	2,107,826
VVCG	3,751,968	3,330,090
VVEI	553,943	82,158
VVEIX	9,748	15,016
VVG	340,886	45,974
VVGBI	88,865	1,195
VVHGB	6,157,121	6,399,033
VVI	2,384,254	3,861,519
VVMCI	4,422,249	5,208,765
VVREI	609,950	1,368,570
VVSCG	2,069,901	2,772,537
VVSTC	140,236	30,765
VVTISI	2,689,707	4,251,504
VVTSM	168,906	1,866
VRVDRI	1,632,028	919,518
SVDF	6,574,367	7,207,039
SVOF	510,105	835,842
WFVSCG	5,026,305	2,917,882
AVBVI	-	15

	$1,720,655,580	$1,527,404,850

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(9) Financial Highlights

The Company offers several variable life products through the Separate Account that have unique combinations of features and fees that are assessed to the policyholder. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable life insurance policies as of December 31, 2021, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2021. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented.

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)
2021	0.00%			1,635	$17.47			$28,571	1.99%	9.67%
2020	0.00%			1,451	15.93			23,119	1.74%	5.02%
2019	0.00%			1,774	15.17			26,914	2.15%	15.51%
2018	0.00%			1,666	13.13			21,881	1.80%	-7.07%
2017	0.00%			1,959	14.13			27,685	1.97%	14.67%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A (ALVGIA)
2021	0.00%	to	0.25%	567,003	59.48	to	56.68	32,672,925	0.84%	28.16%	to	27.84%
2020	0.00%	to	0.25%	577,227	46.41	to	44.34	25,991,257	1.57%	2.72%	to	2.46%
2019	0.00%	to	0.25%	670,740	45.18	to	43.27	29,343,082	1.24%	23.91%	to	23.60%
2018	0.00%	to	0.25%	613,461	36.46	to	35.01	21,706,547	1.01%	-5.61%	to	-5.84%
2017	0.00%	to	0.25%	618,577	38.63	to	37.18	23,253,399	1.31%	18.92%	to	18.63%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class A (ALVIVA)
2021	0.00%	to	0.25%	395,578	11.13	to	10.70	4,352,014	1.77%	11.08%	to	10.81%
2020	0.00%	to	0.25%	393,562	10.02	to	9.66	3,894,256	1.98%	2.47%	to	2.21%
2019	0.00%	to	0.25%	383,564	9.78	to	9.45	3,705,958	0.76%	17.14%	to	16.84%
2018	0.00%	to	0.25%	598,205	8.35	to	8.09	4,909,849	1.41%	-22.79%	to	-22.98%
2017	0.00%	to	0.25%	761,593	10.81	to	10.50	8,084,125	2.20%	25.42%	to	25.11%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)
2021	0.00%			17,681	13.71			242,444	8.48%	10.85%
2019	0.00%			2,377	12.10			28,766	1.17%	16.79%
2018	0.00%			1,247	10.36			12,922	1.48%	-22.98%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
2021	0.00%	to	0.25%	250,243	75.25	to	71.82	18,693,636	0.78%	35.95%	to	35.61%
2020	0.00%	to	0.25%	260,144	55.35	to	52.96	14,255,486	1.06%	3.37%	to	3.11%
2019	0.00%	to	0.25%	256,880	53.55	to	51.36	13,645,470	0.52%	20.10%	to	19.80%
2018	0.00%	to	0.25%	386,451	44.59	to	42.87	17,041,808	0.48%	-15.03%	to	-15.24%
2017	0.00%	to	0.25%	410,273	52.47	to	50.58	21,278,969	0.45%	13.15%	to	12.87%
American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I (ACVCA)
2021	0.10%	to	0.25%	28,832	28.69	to	28.36	819,054	0.00%	11.04%	to	10.88%
2020	0.00%	to	0.25%	34,278	26.01	to	25.58	878,528	0.00%	42.46%	to	42.10%
2019	0.00%	to	0.25%	48,363	18.26	to	18.00	871,142	0.00%	35.56%	to	35.23%
2018	0.00%	to	0.25%	47,564	13.47	to	13.31	633,316	0.00%	-5.20%	to	-5.43%
2017	0.00%	to	0.25%	50,552	14.21	to	14.08	711,879	0.00%	21.79%	to	21.49%
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)
2021	0.10%			68,327	33.69			2,302,078	0.15%	8.64%
2020	0.00%	to	0.20%	77,571	38.58	to	24.05	2,289,880	0.54%	25.88%	to	25.63%
2019	0.00%	to	0.25%	97,122	30.65	to	18.96	2,270,641	0.90%	28.42%	to	28.10%
2018	0.00%	to	0.25%	123,291	23.86	to	14.80	1,840,381	1.16%	-15.22%	to	-15.43%
2017	0.00%	to	0.25%	72,406	28.15	to	17.50	1,277,260	0.86%	31.21%	to	30.88%
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)
2021	0.00%	to	0.10%	460,810	58.10	to	43.72	25,535,574	1.08%	23.65%	to	23.53%
2020	0.00%	to	0.25%	482,447	46.99	to	33.82	21,566,529	1.93%	11.81%	to	11.53%
2019	0.00%	to	0.25%	571,931	42.02	to	30.32	22,293,548	2.09%	23.95%	to	23.64%
2018	0.00%	to	0.25%	596,221	33.90	to	24.52	18,762,900	1.93%	-6.87%	to	-7.10%
2017	0.00%	to	0.25%	607,215	36.40	to	26.40	20,764,699	2.36%	20.49%	to	20.19%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)
2021	0.00%	to	0.25%	2,917,377	13.15	to	12.33	36,224,321	3.51%	6.61%	to	6.35%
2020	0.00%	to	0.25%	2,375,089	12.34	to	11.59	27,669,630	1.63%	9.81%	to	9.53%
2019	0.00%	to	0.25%	2,341,496	11.23	to	10.58	24,880,391	2.56%	9.16%	to	8.88%
2018	0.00%	to	0.25%	2,146,672	10.29	to	9.72	20,910,804	3.06%	-2.57%	to	-2.82%
2017	0.00%	to	0.25%	2,131,092	10.56	to	10.00	21,353,805	2.85%	3.92%	to	3.67%
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)
2021	0.00%			398,336	20.76			8,269,254	3.14%	6.27%
2020	0.00%			387,824	19.53			7,576,124	1.32%	9.55%
2019	0.00%			431,303	17.83			7,690,717	2.31%	8.90%
2018	0.00%			455,259	16.37			7,454,284	2.80%	-2.82%
2017	0.00%			540,339	16.85			9,103,962	2.60%	3.67%
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)
2021	0.00%	to	0.25%	229,275	51.83	to	49.71	11,770,108	1.14%	23.20%	to	22.90%
2020	0.00%	to	0.25%	244,358	42.07	to	40.45	10,195,136	1.80%	1.21%	to	0.96%
2019	0.00%	to	0.25%	301,093	41.57	to	40.07	12,371,588	2.04%	29.15%	to	28.83%
2018	0.00%	to	0.25%	353,741	32.18	to	31.10	11,262,539	1.40%	-12.84%	to	-13.05%
2017	0.00%	to	0.25%	403,277	36.92	to	35.77	14,745,572	1.49%	11.69%	to	11.42%
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)
2017	0.25%			10,496	29.74			312,162	0.29%	31.90%
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)
2021	0.00%	to	0.25%	274,453	66.16	to	54.04	16,435,748	1.74%	24.51%	to	24.20%
2020	0.00%	to	0.25%	297,613	53.14	to	43.51	13,921,528	2.21%	0.98%	to	0.73%
2019	0.00%	to	0.25%	522,839	52.62	to	43.20	24,525,906	2.13%	27.03%	to	26.72%
2018	0.00%	to	0.25%	656,692	41.42	to	34.09	22,965,394	1.69%	-9.15%	to	-9.38%
2017	0.00%	to	0.25%	668,081	45.60	to	37.62	25,745,004	1.66%	8.75%	to	8.48%
American Funds Insurance Series(R) - Asset Allocation Fund: Class 2 (AMVAA2)
2021	0.00%	to	0.25%	542,524	28.18	to	27.20	14,972,180	1.53%	15.10%	to	14.81%
2020	0.00%	to	0.25%	573,430	24.48	to	23.69	13,753,760	1.63%	12.46%	to	12.18%
2019	0.00%	to	0.25%	662,559	21.77	to	21.12	14,089,699	2.03%	21.23%	to	20.93%
2018	0.00%	to	0.25%	597,801	17.96	to	17.46	10,499,057	1.61%	-4.60%	to	-4.84%
2017	0.00%	to	0.25%	657,734	18.83	to	18.35	12,132,971	1.71%	16.23%	to	15.94%
American Funds Insurance Series(R) - The Bond Fund of America: Class 2 (AMVBD2)
2021	0.10%	to	0.25%	3,807,023	15.76	to	15.43	59,991,619	1.41%	-0.41%	to	-0.56%
2020	0.10%	to	0.25%	3,852,883	15.83	to	15.51	60,963,144	2.05%	9.62%	to	9.46%
2019	0.00%	to	0.25%	4,889,291	14.61	to	14.17	70,574,452	2.57%	9.36%	to	9.08%
2018	0.00%	to	0.25%	5,492,418	13.36	to	12.99	72,571,100	2.45%	-0.71%	to	-0.96%
2017	0.00%	to	0.20%	5,515,445	13.46	to	13.19	73,478,481	1.93%	3.66%	to	3.46%
American Funds Insurance Series(R) - Capital World Bond Fund: Class 2 (AMVGB2)
2021	0.00%	to	0.25%	430,794	11.00	to	10.93	4,717,360	2.01%	-4.92%	to	-5.16%
2020	0.00%	to	0.25%	255,848	11.57	to	11.52	2,951,907	2.41%	9.90%	to	9.62%	****
American Funds Insurance Series(R) - Growth-Income Fund: Class 2 (AMVGI2)
2021	0.00%	to	0.25%	104,260	15.49	to	15.39	1,614,656	1.18%	24.10%	to	23.79%
2020	0.00%	to	0.25%	93,725	12.48	to	12.43	1,169,808	2.16%	13.55%	to	13.26%
2019	0.25%			609	10.97			6,683	1.01%	9.75%		*	***
American Funds Insurance Series(R) - Growth Fund: Class 2 (AMVGR2)
2021	0.00%	to	0.25%	1,070,176	53.95	to	52.09	56,308,810	0.22%	21.99%	to	21.68%
2020	0.00%	to	0.25%	1,151,502	44.22	to	42.81	49,555,520	0.32%	52.08%	to	51.70%
2019	0.00%	to	0.25%	1,167,629	29.08	to	28.22	33,043,364	0.76%	30.77%	to	30.45%
2018	0.00%	to	0.25%	1,167,950	22.24	to	21.63	25,332,833	0.45%	-0.25%	to	-0.50%
2017	0.00%	to	0.25%	1,212,032	22.29	to	21.74	26,407,760	0.54%	28.29%	to	27.97%
American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 2 (AMVGS2)
2021	0.00%	to	0.25%	137,954	26.20	to	25.30	3,522,508	0.00%	6.74%	to	6.47%
2020	0.00%	to	0.25%	117,032	24.54	to	23.76	2,794,726	0.18%	29.72%	to	29.40%
2019	0.00%	to	0.25%	144,805	18.92	to	18.36	2,666,654	0.17%	31.52%	to	31.19%
2018	0.00%	to	0.25%	116,395	14.39	to	14.00	1,634,484	0.09%	-10.55%	to	-10.77%
2017	0.00%	to	0.25%	93,070	16.08	to	15.69	1,465,090	0.41%	25.89%	to	25.58%
American Funds Insurance Series(R) - International Fund: Class 2 (AMVI2)
2021	0.00%	to	0.25%	1,667,203	17.16	to	16.71	28,123,655	2.42%	-1.50%	to	-1.74%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2020	0.00%	to	0.25%	1,744,578	17.42	to	17.01	29,888,214	0.67%	13.97%	to	13.69%
2019	0.00%	to	0.25%	1,839,312	15.29	to	14.96	27,674,405	1.51%	22.88%	to	22.58%
2018	0.00%	to	0.25%	1,818,914	12.44	to	12.20	22,293,777	2.55%	-13.13%	to	-13.35%
2017	0.00%	to	0.25%	834,512	14.32	to	14.08	11,778,016	1.41%	32.14%	to	31.82%
American Funds Insurance Series(R) - New World Fund: Class 2 (AMVNW2)
2021	0.00%	to	0.25%	2,507,093	19.38	to	19.11	48,299,694	0.87%	4.92%	to	4.66%
2020	0.00%	to	0.25%	2,379,885	18.48	to	18.26	43,742,283	0.06%	23.58%	to	23.27%
2019	0.00%	to	0.25%	268,304	14.95	to	14.81	3,981,479	1.22%	29.14%	to	28.82%
2018	0.00%	to	0.25%	133,700	11.58	to	11.50	1,539,523	1.01%	-14.04%	to	-14.25%
2017	0.00%	to	0.25%	69,651	13.47	to	13.41	934,502	0.93%	29.44%	to	29.12%
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class I (PIHYB1)
2021	0.10%	to	0.25%	93,320	37.77	to	36.69	3,507,061	5.14%	5.60%	to	5.44%
2020	0.00%	to	0.25%	112,418	36.43	to	34.80	3,991,717	5.39%	2.48%	to	2.23%
2019	0.00%	to	0.25%	98,275	35.55	to	34.04	3,388,420	4.91%	14.45%	to	14.16%
2018	0.00%	to	0.25%	129,139	31.06	to	29.82	3,873,351	4.71%	-3.33%	to	-3.57%
2017	0.00%	to	0.25%	123,896	32.13	to	30.92	3,868,606	4.49%	7.26%	to	6.99%
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I (BRVHYI)
2021	0.00%	to	0.25%	1,634,147	14.41	to	14.15	23,317,657	4.49%	5.34%	to	5.08%
2020	0.00%	to	0.25%	1,529,228	13.68	to	13.47	20,708,453	5.28%	7.27%	to	7.00%
2019	0.00%	to	0.25%	1,556,089	12.76	to	12.59	19,672,675	5.46%	15.29%	to	15.00%
2018	0.00%	to	0.25%	1,008,812	11.07	to	10.95	11,078,325	5.52%	-2.66%	to	-2.90%
2017	0.00%	to	0.25%	674,468	11.37	to	11.27	7,624,278	5.15%	7.34%	to	7.07%
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)
2021	0.00%	to	0.25%	498,612	27.29	to	14.90	12,026,039	0.78%	6.55%	to	6.28%
2020	0.00%	to	0.25%	480,157	25.61	to	14.02	11,095,739	1.17%	20.80%	to	20.50%
2019	0.00%	to	0.25%	509,702	21.20	to	11.64	9,771,507	1.16%	17.83%	to	17.54%
2018	0.00%	to	0.25%	548,347	17.99	to	9.90	9,091,664	0.77%	-7.52%	to	-7.75%
2017	0.00%	to	0.25%	553,607	19.45	to	10.73	10,403,504	1.21%	13.74%	to	7.31%	****
BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Core V.I. Fund: Class II (MLVLC2)
2021	0.10%	to	0.20%	23,705	50.12	to	49.29	1,171,120	1.34%	28.07%	to	27.95%
2020	0.00%	to	0.20%	24,912	39.75	to	38.53	962,124	0.80%	19.66%	to	19.42%
2019	0.00%	to	0.25%	54,258	33.22	to	32.03	1,756,475	1.29%	28.67%	to	28.34%
2018	0.00%	to	0.25%	53,409	25.82	to	24.95	1,335,626	1.39%	-5.37%	to	-5.60%
2017	0.00%	to	0.25%	50,795	27.28	to	26.43	1,344,649	1.11%	22.08%	to	21.77%
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)
2021	0.00%	to	0.25%	81,013	75.67	to	49.79	4,683,481	0.43%	27.13%	to	26.81%
2020	0.00%	to	0.25%	436,455	59.52	to	39.26	24,714,500	0.78%	23.69%	to	23.38%
2019	0.00%	to	0.25%	482,959	48.12	to	31.82	22,238,731	1.17%	36.10%	to	35.76%
2018	0.00%	to	0.25%	527,909	35.36	to	23.44	17,817,986	1.26%	-6.85%	to	-7.09%
2017	0.00%	to	0.25%	624,328	37.96	to	25.23	22,335,911	1.34%	27.33%	to	27.01%
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares (DSC)
2021	0.00%			30,022	44.52			1,336,502	0.11%	16.46%
2020	0.00%			33,924	38.23			1,296,751	0.62%	19.89%
2019	0.00%			37,209	31.88			1,186,335	0.00%	21.78%
2018	0.00%			39,841	26.18			1,043,086	0.00%	-19.08%
2017	0.00%			44,940	32.35			1,453,941	0.00%	24.68%
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
2021	0.00%	to	0.25%	18,012,070	72.44	to	49.23	997,251,899	1.15%	28.41%	to	28.09%
2020	0.00%	to	0.25%	18,895,784	56.41	to	38.43	811,042,302	1.60%	18.01%	to	17.71%
2019	0.00%	to	0.25%	18,394,093	47.80	to	32.65	669,548,652	1.70%	31.18%	to	30.86%
2018	0.00%	to	0.25%	21,793,980	36.44	to	24.95	601,853,775	1.67%	-4.63%	to	-4.87%
2017	0.00%	to	0.25%	21,680,304	38.21	to	26.23	633,309,526	1.75%	21.54%	to	21.24%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)
2021	0.00%	to	0.10%	313,751	58.18	to	41.46	18,108,306	0.76%	27.00%	to	26.87%
2020	0.00%	to	0.10%	346,524	45.81	to	32.68	15,685,517	1.08%	24.14%	to	24.02%
2019	0.00%	to	0.25%	366,776	36.90	to	23.53	13,371,760	1.46%	34.36%	to	34.02%
2018	0.00%	to	0.25%	386,790	27.47	to	17.56	10,470,618	1.76%	-4.40%	to	-4.64%
2017	0.00%	to	0.25%	411,484	28.73	to	18.41	11,685,824	1.15%	15.33%	to	15.05%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Initial Shares (DVMCS)
2021	0.00%	to	0.25%	42,610	60.31	to	57.46	2,477,026	0.73%	25.88%	to	25.57%
2020	0.00%	to	0.25%	59,486	47.91	to	45.76	2,744,403	0.89%	8.11%	to	7.84%
2019	0.00%	to	0.25%	75,349	44.32	to	42.44	3,214,822	0.66%	20.18%	to	19.88%
2018	0.00%	to	0.25%	74,955	36.87	to	35.40	2,666,623	0.57%	-15.49%	to	-15.70%
2017	0.00%	to	0.25%	79,253	43.63	to	41.99	3,337,867	1.05%	15.38%	to	15.09%
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
2021	0.00%	to	0.25%	2,859,243	62.99	to	59.97	175,293,823	0.67%	26.14%	to	25.83%
2020	0.00%	to	0.25%	3,052,369	49.94	to	47.66	148,133,011	1.06%	10.64%	to	10.36%
2019	0.00%	to	0.25%	2,550,810	45.14	to	43.19	111,650,145	0.87%	22.21%	to	21.91%
2018	0.00%	to	0.25%	2,735,357	36.93	to	35.43	97,970,697	0.80%	-8.97%	to	-9.20%
2017	0.00%	to	0.25%	2,723,622	40.57	to	39.02	107,428,413	0.67%	12.40%	to	12.12%
Calvert VP S&P 500 Index Portfolio (CVSPIP)
2021	0.10%	to	0.25%	26,661	28.45	to	28.12	750,579	1.32%	28.29%	to	28.10%
2020	0.10%	to	0.25%	32,256	22.17	to	21.95	708,700	1.07%	17.98%	to	17.81%
2019	0.10%	to	0.25%	94,734	18.79	to	18.64	1,770,644	1.88%	31.02%	to	30.82%
2018	0.25%			87,276	14.24			1,243,205	2.20%	-4.97%
2017	0.25%			60,975	14.99			914,006	1.50%	21.16%
Schwab Annuity Portfolios - Schwab(R) S&P 500 Index Portfolio (SASP5I)
2021	0.00%	to	0.25%	6,563,596	16.75	to	15.05	99,144,530	1.32%	28.67%	to	28.35%
2020	0.00%	to	0.25%	7,486,477	13.02	to	11.72	87,825,581	1.14%	18.28%	to	17.22%	****
Davis Variable Account Fund, Inc. - Davis Value Portfolio (DAVVL)
2021	0.00%	to	0.25%	211,113	27.60	to	26.63	5,699,706	0.60%	17.85%	to	17.56%
2020	0.00%	to	0.25%	204,804	23.42	to	22.65	4,710,531	0.72%	11.72%	to	11.44%
2019	0.00%	to	0.25%	229,390	20.96	to	20.33	4,720,052	1.71%	31.17%	to	30.84%
2018	0.00%	to	0.25%	218,345	15.98	to	15.54	3,435,976	0.87%	-13.60%	to	-13.82%
2017	0.00%	to	0.25%	214,201	18.50	to	18.03	3,912,966	0.72%	22.63%	to	22.32%
Delaware Variable Insurance Product Trust - Delaware VIP Emerging Markets Series: Service Class (DWVEMS)
2021	0.10%	to	0.20%	376,860	17.46	to	17.29	6,516,872	0.06%	-3.23%	to	-3.32%
2020	0.00%	to	0.25%	380,523	18.20	to	17.81	6,805,948	0.48%	24.69%	to	24.38%
2019	0.00%	to	0.25%	401,894	14.59	to	14.32	5,773,615	0.39%	22.25%	to	21.95%
2018	0.00%	to	0.25%	358,976	11.94	to	11.74	4,225,470	3.05%	-16.03%	to	-16.24%
2017	0.00%	to	0.25%	337,421	14.22	to	14.02	4,744,381	0.36%	40.23%	to	39.88%
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)
2021	0.00%	to	0.25%	861,178	27.44	to	26.72	23,190,699	0.61%	34.01%	to	33.68%
2020	0.00%	to	0.25%	896,753	20.48	to	19.99	18,037,109	1.06%	-2.18%	to	-2.42%
2019	0.00%	to	0.25%	933,346	20.93	to	20.48	19,215,008	0.78%	27.72%	to	27.40%
2018	0.00%	to	0.25%	911,599	16.39	to	16.08	14,709,180	0.60%	-16.94%	to	-17.15%
2017	0.00%	to	0.25%	1,154,411	19.73	to	19.41	22,460,622	0.65%	11.76%	to	11.48%
DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class (DFVEA)
2021	0.00%			704	15.20			10,703	4.54%	24.37%		*	***
DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class (DFVGMI)
2021	0.00%			8,681	15.25			132,417	1.29%	14.20%
2020	0.00%			14,568	13.36			194,578	1.52%	11.29%
2019	0.00%			9,936	12.00			119,248	1.28%	18.12%
2018	0.00%			15,702	10.16			159,534	2.20%	-6.90%
2017	0.00%			14,405	10.91			157,198	2.07%	9.13%		*	***
DFA Investment Dimensions Group Inc. - VIT Inflation-Protected Securities Portfolio: Institutional Class (DFVIPS)
2021	0.00%	to	0.25%	591,179	13.01	to	12.66	7,546,948	4.36%	5.58%	to	5.32%
2020	0.00%	to	0.25%	626,952	12.32	to	12.02	7,573,340	1.31%	11.72%	to	11.44%
2019	0.00%	to	0.25%	376,703	11.03	to	10.79	4,073,497	1.60%	8.46%	to	8.19%
2018	0.00%	to	0.25%	434,932	10.17	to	9.97	4,344,883	2.14%	-1.33%	to	-1.58%
2017	0.00%	to	0.25%	397,385	10.31	to	10.13	4,031,136	2.32%	3.27%	to	3.01%
DFA Investment Dimensions Group Inc. - VA International Small Portfolio (DFVIS)
2021	0.00%			1,251	16.61			20,777	2.56%	14.56%
2020	0.00%			1,696	14.50			24,587	3.61%	9.41%
2017	0.20%	to	0.25%	101,477	13.26	to	13.24	1,345,228	2.68%	29.69%	to	29.62%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
DFA Investment Dimensions Group Inc. - VA International Value Portfolio (DFVIV)
2021	0.00%			6,182	12.18			75,269	5.08%	18.11%
2020	0.00%			4,766	10.31			49,129	4.53%	-1.76%		*	***
DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio (DFVULV)
2021	0.00%	to	0.25%	931,888	13.68	to	13.63	12,745,669	1.72%	27.04%	to	26.72%
2020	0.00%	to	0.25%	1,002,523	10.77	to	10.76	10,792,572	2.20%	-1.37%	to	-1.62%
2019	0.20%	to	0.25%	1,081,191	10.94			11,826,151	2.13%	9.38%	to	9.36%	****
DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio (DFVUTV)
2021	0.00%	to	0.25%	249,159	19.20	to	18.88	4,746,289	1.67%	39.68%	to	39.33%
2020	0.00%	to	0.25%	164,361	13.74	to	13.55	2,233,405	1.82%	3.98%	to	3.72%
2019	0.20%	to	0.25%	197,182	13.10	to	13.06	2,581,343	1.48%	22.31%	to	22.25%
2018	0.20%	to	0.25%	191,812	10.71	to	10.69	2,053,122	0.92%	-16.04%	to	-16.08%
2017	0.20%	to	0.25%	196,060	12.75	to	12.73	2,499,660	0.92%	9.55%	to	9.49%
Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A (DSGIBA)
2021	0.00%			13,452	16.17			217,489	2.24%	10.95%
2020	0.00%			13,532	14.57			197,181	3.12%	8.28%
2019	0.00%			11,797	13.46			158,758	3.80%	20.16%
2018	0.00%			11,090	11.20			124,199	3.31%	-7.66%
2017	0.00%			6,616	12.13			80,243	2.16%	16.54%
Deutsche DWS Variable Series II - DWS CROCI(R) U.S. VIP: Class B (SVSLVB)
2021	0.10%	to	0.20%	1,828	20.46	to	20.25	37,119	1.54%	26.14%	to	26.02%
2020	0.10%	to	0.25%	1,592	16.22	to	15.99	25,620	1.74%	-12.50%	to	-12.63%
2019	0.20%	to	0.25%	1,665	18.38	to	18.30	30,585	1.51%	32.22%	to	32.15%
2018	0.20%	to	0.25%	1,875	13.90	to	13.85	26,042	2.04%	-10.89%	to	-10.93%
2017	0.20%	to	0.25%	1,517	15.60	to	15.55	23,643	0.85%	22.21%	to	22.15%
Deutsche DWS Variable Series II - DWS Small Mid Cap Value VIP: Class B (SVSSVB)
2021	0.10%	to	0.20%	6,055	24.21	to	23.87	146,484	0.85%	29.91%	to	29.78%
2020	0.00%	to	0.20%	6,299	18.89	to	18.39	117,330	1.22%	-1.11%	to	-1.30%
2019	0.00%	to	0.25%	10,664	19.10	to	18.52	198,502	0.35%	20.99%	to	20.69%
2018	0.00%	to	0.25%	11,981	15.79	to	15.35	184,615	0.97%	-16.32%	to	-16.54%
2017	0.00%	to	0.25%	11,693	18.87	to	18.39	215,626	0.36%	10.13%	to	9.86%
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)
2021	0.00%	to	0.25%	2,314,069	14.11	to	13.73	32,050,768	2.89%	3.63%	to	3.37%
2020	0.00%	to	0.25%	1,903,987	13.61	to	13.29	25,367,931	3.30%	2.00%	to	1.74%
2019	0.00%	to	0.25%	1,943,147	13.35	to	13.06	25,429,132	3.95%	7.08%	to	6.81%
2018	0.00%	to	0.25%	5,289,996	12.46	to	12.23	65,197,485	3.77%	-0.09%	to	-0.34%
2017	0.00%	to	0.25%	5,871,380	12.47	to	12.27	72,550,538	3.26%	3.44%	to	3.18%
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)
2021	0.00%	to	0.25%	780,828	27.65	to	26.12	21,379,592	2.66%	-1.40%	to	-1.64%
2020	0.00%	to	0.25%	812,330	28.04	to	26.56	22,440,577	2.78%	8.12%	to	7.85%
2019	0.00%	to	0.25%	870,739	25.93	to	24.63	22,123,687	2.94%	9.44%	to	9.17%
2018	0.00%	to	0.25%	911,169	23.69	to	22.56	21,184,771	3.12%	-0.59%	to	-0.84%
2017	0.00%	to	0.25%	1,006,559	23.84	to	22.75	23,572,442	3.30%	4.04%	to	3.78%
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)
2021	0.00%			71,964	13.10			942,615	1.69%	18.51%
2020	0.00%			68,791	11.05			760,314	2.64%	0.93%
2019	0.00%			65,636	10.95			718,748	1.97%	20.23%
2018	0.00%			57,964	9.11			527,945	0.00%	-8.92%		*	***
Federated Hermes Insurance Series - Federated Hermes Fund for U.S. Government Securities II (FVUS2)
2021	0.00%	to	0.25%	79,357	11.18	to	11.08	884,660	2.40%	-2.04%	to	-2.29%
2020	0.00%	to	0.25%	164,271	11.41	to	11.34	1,872,927	0.34%	5.21%	to	4.95%
2019	0.20%	to	0.25%	5,444	10.81	to	10.80	58,799	2.02%	5.69%	to	5.63%	****
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)
2021	0.00%	to	0.25%	655,947	110.98	to	72.31	50,687,945	0.05%	27.71%	to	27.39%
2020	0.00%	to	0.25%	673,767	86.90	to	56.77	40,265,968	0.14%	30.43%	to	30.10%
2019	0.00%	to	0.25%	713,280	66.62	to	43.63	32,254,258	0.34%	31.45%	to	31.12%
2018	0.00%	to	0.25%	911,259	50.68	to	33.28	31,122,707	0.61%	-6.49%	to	-6.72%
2017	0.00%	to	0.25%	945,591	54.20	to	35.67	34,366,401	0.86%	21.76%	to	21.46%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)
2021	0.00%	to	0.25%	1,453,165	52.68	to	40.59	73,227,880	1.81%	24.83%	to	24.52%
2020	0.00%	to	0.25%	1,516,795	42.20	to	32.60	61,255,632	1.74%	6.55%	to	6.28%
2019	0.00%	to	0.25%	1,602,889	39.61	to	30.68	60,842,692	1.89%	27.32%	to	27.01%
2018	0.00%	to	0.25%	1,839,288	31.11	to	24.15	54,078,889	2.12%	-8.40%	to	-8.63%
2017	0.00%	to	0.25%	2,048,261	33.96	to	26.43	65,333,485	1.63%	12.80%	to	12.52%
Fidelity Variable Insurance Products - Emerging Markets Portfolio - Service Class (FEMS)
2021	0.00%	to	0.25%	998,192	13.81	to	13.68	13,708,334	1.97%	-2.28%	to	-2.53%
2020	0.00%	to	0.25%	1,016,041	14.13	to	14.03	14,285,086	0.87%	31.17%	to	30.85%
2019	0.00%	to	0.25%	841,122	10.77	to	10.73	9,029,597	1.94%	29.30%	to	28.98%
2018	0.00%	to	0.25%	435,283	8.33	to	8.32	3,620,730	1.85%	-16.70%	to	-16.84%	****
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2005 Portfolio: Service Class (FF05S)
2021	0.10%	to	0.25%	35,022	18.67	to	18.36	652,397	0.68%	3.91%	to	3.76%
2020	0.20%	to	0.25%	88,272	17.79	to	17.70	1,568,930	1.37%	10.85%	to	10.80%
2019	0.20%	to	0.25%	81,637	16.05	to	15.97	1,309,056	2.03%	13.48%	to	13.42%
2018	0.20%	to	0.25%	80,945	14.14	to	14.08	1,143,881	1.82%	-3.21%	to	-3.26%
2017	0.20%	to	0.25%	39,100	14.61	to	14.56	570,897	1.55%	10.68%	to	10.62%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)
2021	0.00%	to	0.25%	129,361	27.94	to	26.80	3,602,861	0.92%	5.79%	to	5.53%
2020	0.00%	to	0.25%	132,543	26.41	to	25.39	3,487,832	1.58%	12.39%	to	12.11%
2019	0.00%	to	0.25%	92,267	23.49	to	22.65	2,159,450	2.02%	16.00%	to	15.71%
2018	0.00%	to	0.25%	97,923	20.25	to	19.57	1,975,771	1.48%	-4.10%	to	-4.34%
2017	0.00%	to	0.25%	112,612	21.12	to	20.46	2,371,326	1.46%	12.99%	to	12.71%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2015 Portfolio: Service Class (FF15S)
2021	0.00%	to	0.25%	423,663	23.29	to	22.51	9,696,310	1.02%	7.59%	to	7.32%
2020	0.00%	to	0.25%	386,635	21.65	to	20.97	8,216,246	1.19%	13.62%	to	13.33%
2019	0.00%	to	0.25%	402,085	19.05	to	18.51	7,529,801	2.19%	18.21%	to	17.92%
2018	0.00%	to	0.25%	384,349	16.12	to	15.69	6,076,691	1.18%	-5.11%	to	-5.35%
2017	0.00%	to	0.25%	620,101	16.99	to	16.58	10,323,285	1.45%	14.93%	to	14.65%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)
2021	0.00%	to	0.25%	1,030,834	32.24	to	30.93	32,664,957	1.00%	9.47%	to	9.19%
2020	0.00%	to	0.25%	1,053,955	29.45	to	28.32	30,428,501	1.12%	14.92%	to	14.63%
2019	0.00%	to	0.25%	1,214,585	25.63	to	24.71	30,549,618	2.07%	20.01%	to	19.71%
2018	0.00%	to	0.25%	1,161,074	21.36	to	20.64	24,346,102	1.24%	-5.98%	to	-6.21%
2017	0.00%	to	0.25%	1,599,123	22.72	to	22.01	35,613,470	1.51%	16.47%	to	16.18%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2025 Portfolio: Service Class (FF25S)
2021	0.00%	to	0.25%	1,635,708	26.16	to	25.28	41,880,095	1.00%	10.71%	to	10.43%
2020	0.00%	to	0.25%	1,529,307	23.63	to	22.90	35,296,273	1.16%	15.83%	to	15.54%
2019	0.00%	to	0.25%	1,583,389	20.40	to	19.82	31,582,966	1.84%	21.70%	to	21.39%
2018	0.00%	to	0.25%	1,597,869	16.77	to	16.32	26,224,218	1.45%	-6.61%	to	-6.85%
2017	0.00%	to	0.25%	1,324,262	17.95	to	17.52	23,303,561	1.49%	17.84%	to	17.54%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)
2021	0.00%	to	0.25%	1,723,102	37.10	to	35.59	62,563,200	1.03%	12.24%	to	11.96%
2020	0.00%	to	0.25%	1,582,394	33.05	to	31.78	51,141,507	1.22%	16.76%	to	16.47%
2019	0.00%	to	0.25%	1,438,640	28.31	to	27.29	39,834,941	2.03%	24.37%	to	24.06%
2018	0.00%	to	0.25%	1,217,467	22.76	to	22.00	27,148,345	1.36%	-7.88%	to	-8.12%
2017	0.00%	to	0.25%	1,041,787	24.71	to	23.94	25,261,893	1.58%	20.82%	to	20.52%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2035 Portfolio: Service Class (FF35S)
2021	0.00%	to	0.25%	634,527	15.87	to	15.73	10,001,782	1.01%	15.32%	to	15.03%
2020	0.00%	to	0.25%	500,779	13.77	to	13.67	6,855,239	1.22%	18.15%	to	17.85%
2019	0.00%	to	0.25%	320,893	11.65	to	11.60	3,724,080	2.87%	27.33%	to	27.01%
2018	0.20%	to	0.25%	116,705	9.14			1,066,113	1.64%	-8.62%	to	-8.65%	****
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2040 Portfolio: Service Class (FF40S)
2021	0.00%	to	0.25%	980,516	33.84	to	32.87	32,493,805	0.88%	17.68%	to	17.39%
2020	0.00%	to	0.25%	901,286	28.75	to	28.00	25,365,065	0.96%	19.16%	to	18.86%
2019	0.00%	to	0.25%	849,519	24.13	to	23.55	20,086,136	1.81%	28.39%	to	28.07%
2018	0.00%	to	0.25%	820,514	18.79	to	18.39	15,150,295	1.14%	-9.94%	to	-10.17%
2017	0.00%	to	0.25%	694,673	20.87	to	20.47	14,265,216	1.36%	23.42%	to	23.11%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2045 Portfolio: Service Class (FF45S)
2021	0.00%	to	0.25%	92,183	16.36	to	16.21	1,498,498	1.05%	17.69%	to	17.40%
2020	0.00%	to	0.25%	55,372	13.90	to	13.81	765,132	1.12%	19.18%	to	18.88%
2019	0.00%	to	0.25%	27,896	11.67	to	11.62	329,628	2.87%	28.40%	to	28.08%	****
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2050 Portfolio: Service Class (FF50S)
2021	0.00%	to	0.25%	133,170	18.25	to	18.04	2,408,104	0.81%	17.73%	to	17.44%
2020	0.00%	to	0.25%	144,326	15.50	to	15.36	2,219,797	1.21%	19.17%	to	18.88%
2019	0.00%	to	0.25%	81,668	13.01	to	12.92	1,056,286	1.72%	28.39%	to	28.07%
2018	0.00%	to	0.25%	80,264	10.13	to	10.09	809,970	1.27%	-10.03%	to	-10.26%
2017	0.25%			1,422	11.24			15,987	0.00%	12.42%		*	***
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2055 Portfolio: Service Class (FF55S)
2021	0.00%	to	0.25%	23,476	15.47	to	15.37	362,741	2.24%	17.72%	to	17.43%
2020	0.00%	to	0.25%	1,635	13.14	to	13.09	21,393	1.02%	19.11%	to	18.81%
2019	0.25%			111	11.02			1,223	1.70%	10.16%		*	***
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2060 Portfolio: Service Class (FF60S)
2021	0.00%	to	0.25%	46,147	15.48	to	15.37	713,233	1.31%	17.62%	to	17.33%
2020	0.00%	to	0.25%	26,316	13.16	to	13.10	345,063	2.95%	19.22%	to	18.92%
2019	0.25%			111	11.02			1,223	1.72%	10.18%		*	***
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2065 Portfolio: Service Class (FF65S)
2021	0.10%			655	10.73			7,026	1.23%	7.27%		*	***
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Income Fund Portfolio: Service Class (FFINS)
2021	0.10%	to	0.25%	96,614	16.58	to	16.31	1,598,542	0.83%	3.06%	to	2.91%
2020	0.20%	to	0.25%	121,417	15.93	to	15.85	1,932,596	1.29%	10.16%	to	10.11%
2019	0.20%	to	0.25%	120,811	14.46	to	14.39	1,745,720	2.49%	11.65%	to	11.59%
2018	0.20%	to	0.25%	83,843	12.95	to	12.90	1,085,229	1.63%	-2.31%	to	-2.36%
2017	0.20%	to	0.25%	96,302	13.26	to	13.21	1,276,144	1.91%	8.28%	to	8.22%
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class (FGOS)
2021	0.10%			9,107	72.25			657,959	0.00%	11.72%
2020 (as restated)	0.10%			10,483	64.67			677,948	0.01%	68.33%
2019 (as restated)	0.10%	to	0.25%	9,975	38.42	to	43.11	409,326	0.05%	40.56%	to	40.35%
2018 (as restated)	0.25%			10,342	30.72			317,696	0.10%	12.06%
2017 (as restated)	0.25%			9,817	27.41			269,105	0.19%	34.06%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)
2021	0.00%	to	0.25%	2,443,139	96.29	to	53.80	189,226,861	0.00%	23.08%	to	22.77%
2020	0.00%	to	0.25%	2,625,642	78.23	to	43.82	164,646,718	0.06%	43.75%	to	43.39%
2019	0.00%	to	0.25%	2,682,726	54.42	to	30.56	117,329,092	0.16%	34.18%	to	33.85%
2018	0.00%	to	0.25%	3,346,655	40.56	to	22.83	104,307,754	0.15%	-0.27%	to	-0.53%
2017	0.00%	to	0.25%	3,385,354	40.67	to	22.95	107,147,743	0.12%	35.00%	to	34.67%
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class (FHIS)
2021	0.00%	to	0.25%	437,536	25.88	to	31.37	11,191,388	5.26%	4.50%	to	4.24%
2020	0.00%	to	0.25%	402,005	24.77	to	30.09	10,751,416	4.82%	2.65%	to	2.39%
2019	0.00%	to	0.25%	480,498	24.13	to	29.39	12,669,205	5.21%	14.92%	to	14.63%
2018	0.00%	to	0.25%	467,620	20.99	to	25.64	10,733,570	5.51%	-3.60%	to	-3.84%
2017	0.00%	to	0.25%	518,507	21.78	to	26.66	12,325,334	5.01%	7.07%	to	6.80%
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)
2021	0.00%	to	0.25%	8,485,983	21.41	to	20.43	176,979,449	2.04%	-0.72%	to	-0.97%
2020	0.00%	to	0.25%	8,359,975	21.56	to	20.63	175,571,019	2.15%	9.25%	to	8.98%
2019	0.00%	to	0.25%	8,807,134	19.74	to	18.93	169,500,548	2.61%	9.58%	to	9.31%
2018	0.00%	to	0.25%	9,699,249	18.01	to	17.32	170,350,032	2.39%	-0.63%	to	-0.88%
2017	0.00%	to	0.25%	10,397,837	18.13	to	17.47	183,915,056	2.30%	4.16%	to	3.90%
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class (FIP)
2021	0.00%			74,499	43.50			3,240,890	0.69%	28.58%
2020	0.00%			40,491	33.83			1,369,972	2.05%	18.24%
2019	0.20%	to	0.25%	2,881,385	27.94	to	27.77	80,428,299	1.95%	31.09%	to	31.02%
2018	0.20%	to	0.25%	3,169,190	21.31	to	21.19	67,489,203	1.89%	-4.68%	to	-4.73%
2017	0.20%	to	0.25%	2,545,030	22.36	to	22.25	56,866,293	1.76%	21.47%	to	21.41%
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)
2021	0.00%	to	0.25%	455,311	90.63	to	86.50	40,983,181	0.52%	25.51%	to	25.19%
2020	0.00%	to	0.25%	501,684	72.21	to	69.09	35,899,841	0.56%	18.04%	to	17.74%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2019	0.00%	to	0.25%	609,632	61.18	to	58.68	36,834,267	0.77%	23.35%	to	23.04%
2018	0.00%	to	0.25%	702,092	49.60	to	47.69	34,390,784	0.55%	-14.64%	to	-14.85%
2017	0.00%	to	0.25%	765,171	58.10	to	56.01	43,909,359	0.62%	20.70%	to	20.40%
Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class (FMMP)
2021	0.10%			206,171	10.43			2,149,993	0.01%	-0.09%
2020	0.20%	to	0.25%	715,310	10.39	to	10.37	7,431,845	0.31%	0.12%	to	0.07%
2019	0.20%	to	0.25%	1,268,832	10.38	to	10.36	13,167,512	1.89%	1.82%	to	1.77%
2018	0.20%	to	0.25%	843,109	10.19	to	10.18	8,593,800	1.61%	1.44%	to	1.39%
2017	0.20%	to	0.25%	564,836	10.05	to	10.04	5,675,977	0.61%	0.48%	to	0.43%
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)
2021	0.00%			295,154	17.48			5,158,974	2.30%	54.83%
2020	0.00%			271,837	11.29			3,068,839	2.53%	-32.88%
2019	0.00%			281,564	16.82			4,735,763	1.79%	9.82%
2018	0.00%			307,387	15.32			4,707,648	0.68%	-24.77%
2017	0.00%			322,002	20.36			6,554,925	1.34%	-2.78%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)
2021	0.00%	to	0.25%	587,029	39.95	to	29.28	23,116,706	0.45%	19.57%	to	19.27%
2020	0.00%	to	0.25%	614,677	33.41	to	24.55	20,204,014	0.35%	15.49%	to	15.21%
2019	0.00%	to	0.25%	654,246	28.93	to	21.31	18,485,488	1.63%	27.67%	to	27.35%
2018	0.00%	to	0.25%	740,247	22.66	to	16.73	16,017,861	1.51%	-14.88%	to	-15.10%
2017	0.00%	to	0.25%	730,959	26.62	to	19.71	18,847,240	1.34%	30.10%	to	29.78%
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class (FRESS)
2021	0.00%	to	0.25%	185,159	15.40	to	15.59	2,875,132	0.78%	38.86%	to	38.51%
2020	0.00%	to	0.25%	312,440	11.09	to	11.25	3,507,328	2.29%	-6.61%	to	-6.84%
2019	0.00%	to	0.25%	252,550	11.88	to	12.08	3,044,368	1.84%	23.09%	to	22.78%
2018	0.00%	to	0.25%	196,032	9.65	to	9.84	1,925,790	8.21%	-6.31%	to	-1.63%
2017	0.00%			1,061	10.30			10,926	1.93%	2.98%		*	***
Fidelity Variable Insurance Products Fund - VIP Bond Index Portfolio: Service Class (FVBIS)
2021	0.00%			354	10.76			3,807	0.96%	-2.05%		*	***
Fidelity Variable Insurance Products Fund - VIP Extended Market Index Portfolio: Service Class (FVEMIS)
2021	0.00%			47	14.99			705	1.29%	21.16%		*	***
Fidelity Variable Insurance Products Fund - VIP International Index Portfolio: Service Class (FVIIS)
2021	0.00%			221	12.68			2,801	3.92%	7.65%		*	***
Fidelity Variable Insurance Products Fund - VIP Total Market Index Portfolio: Service Class (FVMIS)
2021	0.00%			16,494	16.53			272,582	0.92%	25.55%
2020	0.00%			16,383	13.16			215,642	1.48%	20.20%		*	***
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)
2021	0.00%			79,231	54.02			4,279,740	1.44%	33.48%
2020	0.00%			78,676	40.47			3,183,854	1.13%	8.18%
2019	0.00%	to	0.10%	114,054	37.41	to	36.75	4,265,220	1.74%	34.29%	to	34.16%
2018	0.00%	to	0.25%	101,371	27.86	to	26.72	2,821,079	0.86%	-17.33%	to	-17.54%
2017	0.00%	to	0.25%	110,394	33.70	to	32.40	3,716,625	1.39%	19.21%	to	18.91%
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)
2021	0.00%			230,532	14.73			3,395,991	0.88%	-5.74%
2020	0.00%			232,202	15.63			3,628,886	4.04%	17.18%
2019	0.00%			259,597	13.34			3,462,071	0.98%	26.70%
2018	0.00%			271,977	10.53			2,862,884	0.84%	-15.79%
2017	0.00%			315,423	12.50			3,942,967	0.98%	40.41%
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)
2021	0.00%			31,055	22.20			689,289	1.70%	11.68%
2020	0.00%			30,172	19.87			599,638	1.46%	11.74%
2019	0.00%			34,651	17.79			616,284	3.51%	19.86%
2018	0.00%			36,186	14.84			536,952	2.82%	-9.65%
2017	0.00%			44,376	16.42			728,797	2.69%	11.98%
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)
2021	0.00%	to	0.25%	1,391,217	10.75	to	9.48	13,336,947	0.00%	-4.62%	to	-4.86%
2020	0.00%	to	0.25%	1,366,885	11.27	to	9.97	13,745,297	8.75%	-5.07%	to	-5.31%
2019	0.00%	to	0.25%	1,733,956	11.88	to	10.52	18,372,589	6.96%	2.26%	to	2.00%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2018	0.00%	to	0.25%	1,622,403	11.61	to	10.32	16,855,643	0.00%	2.21%	to	1.96%
2017	0.00%	to	0.25%	1,575,152	11.36	to	10.12	16,147,835	0.00%	2.15%	to	1.90%
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
2021	0.00%	to	0.20%	313,941	16.30	to	15.84	5,116,994	0.00%	-4.99%	to	-5.18%
2020	0.00%	to	0.20%	319,287	17.16	to	16.71	5,477,691	8.61%	-5.28%	to	-5.47%
2019	0.00%	to	0.25%	329,117	18.12	to	17.57	5,960,041	6.93%	2.01%	to	1.76%
2018	0.00%	to	0.25%	384,666	17.76	to	17.27	6,819,854	0.00%	1.94%	to	1.68%
2017	0.00%	to	0.25%	391,878	17.42	to	16.98	6,816,520	0.00%	1.93%	to	1.67%
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)
2021	0.00%			215,985	26.10			5,636,309	4.69%	16.75%
2020	0.00%			237,678	22.35			5,312,353	5.95%	0.69%
2019	0.00%			286,791	22.20			6,365,907	5.32%	16.06%
2018	0.00%			291,083	19.13			5,567,176	4.84%	-4.30%
2017	0.00%			312,146	19.99			6,238,515	4.00%	9.67%
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)
2021	0.00%	to	0.25%	26,714	21.69	to	20.95	564,885	2.59%	19.13%	to	18.83%
2020	0.00%	to	0.25%	36,927	18.21	to	17.63	656,398	2.33%	-4.46%	to	-4.70%
2019	0.00%	to	0.25%	60,561	19.06	to	18.50	1,126,573	1.58%	24.37%	to	24.06%
2018	0.00%	to	0.25%	77,118	15.33	to	14.91	1,160,875	2.26%	-11.22%	to	-11.44%
2017	0.00%	to	0.25%	117,265	17.26	to	16.84	2,001,639	1.52%	8.60%	to	8.33%
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)
2020	0.00%			334,358	55.63			18,600,777	1.49%	16.23%
2019	0.00%			372,542	47.86			17,831,352	1.48%	29.58%
2018	0.00%			431,290	36.94			15,930,312	1.51%	-4.84%
2017	0.00%			468,247	38.82			18,175,344	1.73%	20.85%
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)
2021	0.00%	to	0.25%	273,764	43.55	to	41.77	11,582,049	1.02%	25.37%	to	25.05%
2020	0.00%	to	0.25%	248,661	34.74	to	33.40	8,381,662	1.55%	5.19%	to	4.93%
2019	0.00%	to	0.25%	293,223	33.02	to	31.84	9,391,133	1.15%	26.35%	to	26.03%
2018	0.00%	to	0.25%	347,426	26.14	to	25.26	8,812,766	0.88%	-12.88%	to	-13.09%
2017	0.00%	to	0.25%	376,155	30.00	to	29.07	10,963,630	0.52%	10.65%	to	10.38%
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)
2021	0.00%			172,759	72.01			12,439,969	1.12%	25.67%
2020	0.00%			169,810	57.30			9,730,008	1.72%	5.41%
2019	0.00%			184,863	54.36			10,049,137	1.27%	26.72%
2018	0.00%			195,223	42.90			8,374,304	1.12%	-12.69%
2017	0.00%			219,865	49.13			10,801,676	0.73%	10.92%
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 (TIF)
2021	0.00%			25,861	29.80			770,587	2.02%	4.44%
2020	0.00%			26,975	28.53			769,644	3.60%	-0.92%
2019	0.00%			28,545	28.80			821,964	2.00%	12.84%
2018	0.00%			32,259	25.52			823,231	2.91%	-15.27%
2017	0.00%			36,093	30.12			1,087,047	2.78%	17.02%
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)
2021	0.00%	to	0.25%	399,213	26.91	to	25.64	10,522,468	1.88%	4.16%	to	3.90%
2020	0.00%	to	0.25%	454,905	25.83	to	24.68	11,483,105	3.33%	-1.16%	to	-1.40%
2019	0.00%	to	0.25%	538,139	26.14	to	25.03	13,722,522	1.76%	12.53%	to	12.25%
2018	0.00%	to	0.25%	638,100	23.23	to	22.30	14,431,388	2.90%	-15.44%	to	-15.65%
2017	0.00%	to	0.25%	909,729	27.47	to	26.44	24,380,084	2.61%	16.69%	to	16.40%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Institutional Shares (GVCSE)
2021	0.00%	to	0.25%	62,992	27.53	to	26.94	1,718,724	0.47%	23.79%	to	23.48%
2020	0.00%	to	0.25%	70,551	22.24	to	21.82	1,552,442	0.24%	8.58%	to	8.31%
2019	0.00%	to	0.25%	67,651	20.48	to	20.14	1,369,606	0.46%	24.84%	to	24.53%
2018	0.00%	to	0.25%	75,898	16.41	to	16.18	1,236,798	0.65%	-8.62%	to	-8.85%
2017	0.00%	to	0.25%	32,500	17.95	to	17.75	581,670	0.47%	11.57%	to	11.29%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares (GVGMNS)
2021	0.00%			1,661	17.53			29,109	0.00%	16.17%
2020	0.00%			1,513	15.09			22,824	0.16%	4.11%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2019	0.00%			3,776	14.49			54,713	1.15%	11.94%
2018	0.00%			9,791	12.94			126,739	1.63%	-4.34%
2017	0.00%			2,321	13.53			31,406	0.37%	13.11%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Growth Opportunities Fund: Service Shares (GVGOPS)
2021	0.20%			36,294	38.11			1,382,996	0.00%	11.26%
2020	0.20%			35,712	34.25			1,223,147	0.00%	44.02%
2019	0.20%	to	0.25%	32,955	23.78	to	23.68	783,175	0.00%	33.80%	to	33.73%
2018	0.20%	to	0.25%	33,790	17.77	to	17.71	600,157	0.00%	-4.53%	to	-4.58%
2017	0.00%	to	0.25%	102,495	18.87	to	18.56	1,906,588	0.00%	26.92%	to	26.60%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Mid Cap Value Fund: Institutional Shares (GVMCE)
2021	0.10%	to	0.25%	164,072	71.16	to	69.13	11,479,548	0.45%	30.82%	to	30.62%
2020	0.10%	to	0.25%	185,335	54.40	to	52.92	9,860,309	0.61%	8.29%	to	8.13%
2019	0.10%	to	0.25%	223,376	50.23	to	48.94	10,968,798	0.75%	31.40%	to	31.20%
2018	0.20%	to	0.25%	274,092	37.61	to	37.30	10,233,403	1.20%	-10.64%	to	-10.68%
2017	0.20%	to	0.25%	332,513	42.09	to	41.77	13,897,514	0.56%	10.85%	to	10.79%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)
2021	0.00%			1,548	11.55			17,883	1.89%	4.84%
2020	0.00%			900	11.02			9,917	2.37%	6.72%
2019	0.00%			406	10.33			4,192	3.36%	8.82%		*	***
Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)
2021	0.00%			29,278	12.72			372,457	0.00%	8.10%
2020	0.00%			52,824	11.77			621,617	1.42%	7.39%
2019	0.00%			37,683	10.96			412,933	2.25%	5.01%
2018	0.00%			38,194	10.43			398,553	0.00%	-5.07%
2017	0.00%			20,603	10.99			226,485	0.00%	3.67%
Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)
2021	0.00%			67,127	42.55			2,856,153	0.00%	11.93%
2020	0.00%			75,118	38.01			2,855,589	0.07%	42.35%
2019	0.00%			54,996	26.70			1,468,639	0.00%	36.76%
2018	0.00%			61,953	19.53			1,209,767	0.00%	-3.62%
2017	0.00%			65,426	20.26			1,325,620	0.08%	27.34%
Invesco - Invesco V.I. Growth and Income Fund: Series I Shares (ACGI)
2021	0.00%	to	0.25%	159,839	32.38	to	31.45	5,097,474	1.36%	28.51%	to	28.18%
2020	0.00%	to	0.25%	230,665	25.20	to	24.54	5,718,508	2.20%	2.09%	to	1.84%
2019	0.10%	to	0.25%	222,627	24.44	to	24.09	8,260,525	1.86%	25.07%	to	24.88%
2018	0.20%	to	0.25%	367,294	19.38	to	19.29	7,099,347	1.88%	-13.56%	to	-13.60%
2017	0.20%	to	0.25%	318,551	22.42	to	22.33	7,122,459	1.56%	14.09%	to	14.03%
Invesco - Invesco V.I. High Yield Fund: Series I Shares (AVHY1)
2021	0.00%	to	0.25%	43,995	18.53	to	18.00	802,044	4.62%	4.38%	to	4.12%
2020	0.00%	to	0.25%	68,273	17.75	to	17.29	1,187,481	4.28%	3.32%	to	3.06%
2019	0.00%	to	0.25%	91,988	17.18	to	16.77	1,552,073	2.47%	13.51%	to	13.22%
2018	0.00%	to	0.25%	397,389	15.14	to	14.81	5,910,249	3.25%	-3.35%	to	-3.59%
2017	0.00%	to	0.25%	960,467	15.66	to	15.37	14,806,926	3.97%	6.30%	to	6.03%
Invesco - Invesco V.I. International Growth Fund: Series I Shares (AVIE)
2021	0.00%	to	0.25%	1,089,800	38.26	to	36.61	40,258,272	1.31%	5.89%	to	5.62%
2020	0.00%	to	0.25%	1,050,203	36.14	to	34.66	36,676,103	2.39%	14.00%	to	13.71%
2019	0.00%	to	0.25%	1,085,856	31.70	to	30.48	33,318,795	1.52%	28.57%	to	28.25%
2018	0.00%	to	0.25%	1,205,012	24.65	to	23.77	28,797,374	1.93%	-14.98%	to	-15.19%
2017	0.00%	to	0.25%	1,799,609	29.00	to	28.02	50,704,064	1.47%	23.00%	to	22.70%
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares (AVMCCI)
2021	0.00%	to	0.20%	9,184	37.75	to	36.51	344,385	0.46%	23.24%	to	23.00%
2020	0.00%	to	0.20%	8,546	30.63	to	29.69	260,436	0.65%	9.25%	to	9.03%
2019	0.00%	to	0.20%	10,468	28.03	to	27.23	290,163	0.51%	25.28%	to	25.03%
2018	0.00%	to	0.20%	10,244	22.38	to	21.78	226,768	0.50%	-11.35%	to	-11.53%
2017	0.00%	to	0.25%	14,053	25.24	to	24.51	349,319	0.54%	14.92%	to	14.63%
Invesco - Invesco V.I. Small Cap Equity Fund: Series I Shares (AVSCE)
2021	0.25%			9,705	20.78			201,690	0.17%	20.10%
2020	0.25%			8,323	17.30			144,020	0.35%	26.93%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2019	0.25%			11,678	13.63			159,206	0.00%	26.28%
2018	0.25%			20,724	10.80			223,728	0.00%	-15.29%
2017	0.25%			23,971	12.74			305,502	0.00%	13.77%
Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
2021	0.00%			115,044	15.83			1,820,981	3.31%	9.54%
2020	0.00%			117,013	14.45			1,690,768	7.96%	10.22%
2019	0.00%			136,958	13.11			1,795,386	0.00%	15.21%
2018	0.00%			110,056	11.38			1,252,304	1.50%	-6.46%
2017	0.00%			122,601	12.16			1,491,397	3.90%	10.16%
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)
2021	0.00%	to	0.25%	781,372	75.53	to	40.17	56,484,873	0.00%	19.10%	to	18.80%
2020	0.00%	to	0.25%	860,217	63.41	to	33.81	49,039,303	0.04%	48.27%	to	40.34%
2019	0.00%	to	0.25%	807,590	45.07	to	24.09	32,594,706	0.00%	39.36%	to	39.01%
2018	0.00%	to	0.25%	890,299	32.34	to	17.33	25,324,233	0.00%	-6.08%	to	-6.32%
2017	0.00%	to	0.25%	969,936	34.44	to	18.50	29,027,594	0.03%	28.79%	to	28.47%
Invesco - Invesco V.I. Main Street Fund: Series I (OVGI)
2021	0.10%	to	0.25%	193,654	50.23	to	46.50	9,595,994	0.78%	27.44%	to	27.25%
2020	0.00%	to	0.25%	959,868	43.72	to	36.54	40,345,310	1.51%	13.94%	to	13.66%
2019	0.00%	to	0.25%	1,029,257	38.37	to	32.15	38,038,196	1.06%	32.08%	to	31.75%
2018	0.00%	to	0.25%	1,096,146	29.05	to	24.40	30,729,296	1.15%	-7.89%	to	-8.12%
2017	0.00%	to	0.25%	1,214,032	31.54	to	26.56	37,021,362	1.26%	16.91%	to	16.62%
Invesco - Invesco V.I. Capital Appreciation Fund: Series I (OVGR)
2021	0.10%	to	0.25%	251,863	60.15	to	45.63	15,021,493	0.00%	22.45%	to	22.26%
2020	0.00%	to	0.25%	332,659	66.60	to	37.32	12,974,325	0.00%	36.59%	to	36.25%
2019	0.00%	to	0.25%	340,202	48.76	to	27.39	9,571,947	0.06%	36.20%	to	35.86%
2018	0.00%	to	0.25%	477,720	35.80	to	20.16	9,662,970	0.32%	-5.73%	to	-5.97%
2017	0.00%	to	0.25%	512,531	37.98	to	21.44	11,032,892	0.23%	26.83%	to	26.52%
Invesco - Invesco V.I. Global Fund: Series I (OVGS)
2021	0.00%	to	0.25%	1,957,094	53.95	to	51.11	103,922,343	0.00%	15.49%	to	15.20%
2020	0.00%	to	0.25%	2,117,816	46.72	to	44.36	96,810,105	0.70%	27.64%	to	27.32%
2019	0.00%	to	0.25%	2,419,546	36.60	to	34.84	86,447,242	0.89%	31.79%	to	31.46%
2018	0.00%	to	0.25%	2,649,183	27.77	to	26.51	71,823,770	0.99%	-13.18%	to	-13.40%
2017	0.00%	to	0.25%	2,846,007	31.99	to	30.61	88,981,251	0.94%	36.66%	to	36.32%
Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)
2021	0.00%	to	0.25%	1,287,678	19.06	to	18.66	24,179,572	0.00%	10.22%	to	9.94%
2020	0.00%	to	0.25%	1,303,519	17.30	to	16.97	22,248,163	0.96%	21.50%	to	21.20%
2019	0.00%	to	0.25%	1,248,270	14.24	to	14.00	17,557,908	0.99%	28.60%	to	28.28%
2018	0.00%	to	0.25%	1,421,451	11.07	to	10.91	15,573,441	0.89%	-19.42%	to	-19.62%
2017	0.00%	to	0.25%	1,611,171	13.74	to	13.58	21,945,501	1.45%	26.29%	to	25.98%
Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)
2021	0.00%			1,072,926	16.02			17,188,442	4.67%	-3.41%
2020	0.00%			1,127,112	16.59			18,694,534	5.68%	3.40%
2019	0.00%			1,229,876	16.04			19,728,063	3.76%	10.80%
2018	0.00%			1,262,443	14.48			18,276,030	4.98%	-4.40%
2017	0.00%			1,257,556	15.14			19,042,650	2.28%	6.27%
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)
2021	0.00%	to	0.25%	117,806	83.82	to	79.99	9,835,225	0.38%	22.55%	to	22.25%
2020	0.00%	to	0.25%	117,121	68.39	to	65.44	7,984,207	0.64%	19.93%	to	19.63%
2019	0.00%	to	0.25%	125,648	57.03	to	54.70	7,156,183	0.19%	26.47%	to	26.15%
2018	0.00%	to	0.25%	140,428	45.09	to	43.36	6,331,950	0.33%	-10.32%	to	-10.55%
2017	0.00%	to	0.25%	148,226	50.28	to	48.47	7,452,901	0.86%	14.16%	to	13.87%
Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP)
2021	0.00%	to	0.25%	314,317	22.90	to	22.10	7,181,764	1.59%	10.44%	to	10.17%
2020	0.00%	to	0.25%	337,483	20.74	to	20.06	6,983,459	2.05%	13.88%	to	13.59%
2019	0.00%	to	0.25%	359,396	18.21	to	17.66	6,529,086	2.08%	21.78%	to	21.47%
2018	0.00%	to	0.25%	392,480	14.95	to	14.54	5,852,085	1.77%	-5.44%	to	-5.68%
2017	0.00%	to	0.25%	476,572	15.81	to	15.41	7,507,042	1.53%	18.27%	to	17.98%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Ivy Variable Insurance Portfolios - Delaware Ivy Growth: Class II (WRGP)
2021	0.00%	to	0.25%	86,993	82.63	to	79.26	7,086,411	0.00%	30.03%	to	29.70%
2020	0.00%	to	0.25%	77,822	63.55	to	61.11	4,866,442	0.00%	30.55%	to	30.22%
2019	0.00%	to	0.25%	87,159	48.68	to	46.93	4,180,839	0.00%	36.59%	to	36.24%
2018	0.00%	to	0.25%	73,043	35.64	to	34.44	2,564,432	0.05%	2.28%	to	2.03%
2017	0.00%	to	0.25%	465,216	34.85	to	33.76	15,991,759	0.24%	29.34%	to	29.02%
Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II (WRHIP)
2021	0.00%	to	0.25%	826,681	17.42	to	17.01	14,133,158	5.72%	6.06%	to	5.80%
2020	0.00%	to	0.25%	900,221	16.43	to	16.08	14,536,361	7.41%	6.03%	to	5.76%
2019	0.00%	to	0.25%	1,104,637	15.49	to	15.20	16,856,499	6.24%	11.19%	to	10.91%
2018	0.00%	to	0.25%	985,689	13.94	to	13.70	13,556,304	9.55%	-2.11%	to	-2.36%
2017	0.00%	to	0.25%	2,901,171	14.24	to	14.04	40,979,338	5.48%	6.68%	to	6.41%
Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II (WRMCG)
2021	0.00%	to	0.25%	168,533	43.17	to	42.14	7,188,554	0.00%	16.36%	to	16.06%
2020	0.00%	to	0.25%	172,147	37.10	to	36.30	6,307,315	0.00%	49.00%	to	48.63%
2019	0.00%	to	0.25%	209,954	24.90	to	24.43	5,160,978	0.00%	37.94%	to	37.60%
2018	0.00%	to	0.25%	214,776	18.05	to	17.75	3,832,763	0.00%	-0.06%	to	-0.31%
2017	0.00%	to	0.25%	237,680	18.06	to	17.81	4,246,448	0.00%	26.89%	to	26.58%
Ivy Variable Insurance Portfolios - Delaware Ivy Securian Real Estate Securities: Class II (WRRESP)
2021	0.00%	to	0.25%	228,285	39.12	to	37.52	8,754,206	0.89%	43.68%	to	43.33%
2020	0.00%	to	0.25%	217,442	27.23	to	26.18	5,811,124	1.68%	-3.13%	to	-3.37%
2019	0.00%	to	0.25%	258,676	28.10	to	27.09	7,127,575	1.59%	24.43%	to	24.12%
2018	0.00%	to	0.25%	284,575	22.59	to	21.83	6,297,398	1.69%	-5.57%	to	-5.81%
2017	0.00%	to	0.25%	315,454	23.92	to	23.17	7,430,087	1.29%	5.39%	to	5.12%
Ivy Variable Insurance Portfolios - Delaware Ivy Science and Technology: Class II (WRSTP)
2021	0.00%	to	0.25%	169,656	60.97	to	58.84	10,271,513	0.00%	15.17%	to	14.88%
2020	0.00%	to	0.25%	184,422	52.94	to	51.22	9,705,505	0.00%	35.36%	to	35.02%
2019	0.00%	to	0.25%	229,430	39.11	to	37.93	8,891,601	0.00%	49.48%	to	49.11%
2018	0.00%	to	0.25%	220,024	26.16	to	25.44	5,707,888	0.00%	-5.23%	to	-5.47%
2017	0.00%	to	0.25%	581,218	27.61	to	26.91	15,816,783	0.00%	32.12%	to	31.79%
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)
2021	0.00%	to	0.25%	1,097,959	54.36	to	52.01	57,943,290	0.91%	29.88%	to	29.56%
2020	0.00%	to	0.25%	1,118,044	41.85	to	40.15	45,332,340	1.50%	0.37%	to	0.12%
2019	0.00%	to	0.25%	1,104,013	41.70	to	40.10	44,615,791	1.58%	26.76%	to	26.44%
2018	0.00%	to	0.25%	1,180,431	32.90	to	31.71	37,660,658	0.98%	-11.84%	to	-12.06%
2017	0.00%	to	0.25%	1,224,199	37.31	to	36.06	44,377,807	0.81%	13.76%	to	13.48%
JPMorgan Insurance Trust - JPMorgan Insurance Trust Small Cap Core Portfolio 1 (JPSCE1)
2021	0.00%	to	0.25%	58,458	19.45	to	19.13	1,122,444	0.46%	21.38%	to	21.08%
2020	0.00%	to	0.25%	33,534	16.03	to	15.80	531,195	1.01%	13.69%	to	13.40%
2019	0.00%	to	0.25%	42,359	14.10	to	13.93	592,986	0.38%	24.58%	to	24.27%
2018	0.00%	to	0.25%	37,754	11.32	to	11.21	425,088	0.39%	-11.93%	to	-12.15%
2017	0.00%	to	0.25%	20,047	12.85	to	12.76	255,955	0.30%	15.23%	to	14.94%
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)
2021	0.00%	to	0.25%	926,718	55.81	to	53.18	50,269,630	0.68%	16.91%	to	16.62%
2020	0.00%	to	0.25%	940,674	47.74	to	45.60	43,662,093	1.53%	14.03%	to	13.74%
2019	0.00%	to	0.25%	943,328	41.86	to	40.09	38,433,046	1.67%	22.27%	to	21.97%
2018	0.00%	to	0.25%	903,670	34.24	to	32.87	30,123,577	1.77%	0.43%	to	0.18%
2017	0.00%	to	0.25%	983,001	34.09	to	32.81	32,650,861	1.40%	18.13%	to	17.84%
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)
2021	0.00%	to	0.25%	1,156,158	64.25	to	60.82	73,957,820	0.00%	22.60%	to	22.29%
2020	0.00%	to	0.25%	1,268,443	52.41	to	49.73	65,981,390	0.16%	39.03%	to	38.69%
2019	0.00%	to	0.25%	1,418,018	37.69	to	35.86	52,988,344	0.02%	36.85%	to	36.51%
2018	0.00%	to	0.25%	1,660,305	27.54	to	26.27	45,182,808	1.23%	1.72%	to	1.46%
2017	0.00%	to	0.25%	1,807,599	27.08	to	25.89	48,354,785	0.00%	29.99%	to	29.67%
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI)
2021	0.00%			73,917	21.89			1,617,891	0.26%	16.83%
2020	0.00%			132,469	18.73			2,481,780	0.07%	19.47%
2019	0.00%			154,605	15.68			2,424,377	0.21%	35.49%
2018	0.00%			118,018	11.57			1,365,946	0.28%	-0.41%
2017	0.00%			59,840	11.62			695,474	0.03%	16.22%		*	***

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)
2021	0.00%	to	0.25%	604,281	12.54	to	12.31	7,514,491	1.66%	-1.11%	to	-1.36%
2020	0.00%	to	0.25%	587,623	12.68	to	12.48	7,388,807	2.44%	10.25%	to	9.98%
2019	0.00%	to	0.25%	628,541	11.50	to	11.35	7,178,288	2.94%	9.28%	to	9.00%
2018	0.00%	to	0.25%	658,022	10.53	to	10.41	6,885,159	2.84%	-1.29%	to	-1.53%
2017	0.00%	to	0.25%	590,048	10.66	to	10.58	6,253,498	2.47%	3.35%	to	3.10%
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)
2021	0.00%	to	0.25%	1,158,496	41.46	to	39.25	47,594,396	0.11%	17.75%	to	17.45%
2020	0.00%	to	0.25%	1,262,083	35.21	to	33.42	44,019,614	0.00%	50.73%	to	50.35%
2019	0.00%	to	0.25%	1,245,624	23.36	to	22.23	28,876,527	0.43%	44.82%	to	44.46%
2018	0.00%	to	0.25%	1,466,235	16.13	to	15.39	23,412,937	1.05%	0.91%	to	0.66%
2017	0.00%	to	0.25%	1,474,567	15.99	to	15.29	23,375,459	0.44%	44.91%	to	44.55%
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)
2021	0.00%	to	0.25%	1,100,214	24.07	to	22.78	26,335,620	1.03%	13.29%	to	13.00%
2020	0.00%	to	0.25%	1,133,790	21.25	to	20.16	23,867,458	1.22%	16.02%	to	15.73%
2019	0.00%	to	0.25%	1,200,849	18.31	to	17.42	21,781,509	1.84%	26.71%	to	26.39%
2018	0.00%	to	0.25%	1,298,483	14.45	to	13.78	18,565,042	1.66%	-15.14%	to	-15.35%
2017	0.00%	to	0.25%	1,399,934	17.03	to	16.28	23,603,457	1.58%	30.80%	to	30.48%
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS)
2021	0.00%	to	0.25%	1,782,996	25.57	to	25.21	45,169,164	0.24%	16.54%	to	16.25%
2020	0.00%	to	0.25%	1,928,138	21.94	to	21.69	41,970,299	0.00%	19.18%	to	18.89%
2019	0.00%	to	0.25%	1,803,875	18.41	to	18.24	33,015,545	0.05%	35.16%	to	34.82%
2018	0.00%	to	0.25%	1,614,203	13.62	to	13.53	21,901,072	0.13%	-0.66%	to	-0.91%
2017	0.00%	to	0.25%	1,484,183	13.71	to	13.66	20,303,080	0.74%	27.09%	to	26.77%
Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Service Shares (JAMVS)
2021	0.20%	to	0.25%	38,091	25.84	to	25.69	983,938	0.31%	19.18%	to	19.12%
2020	0.20%	to	0.25%	38,491	21.68	to	21.56	834,228	1.06%	-1.41%	to	-1.46%
2019	0.20%	to	0.25%	40,695	21.99	to	21.88	894,638	1.46%	29.79%	to	29.72%
2018	0.20%	to	0.25%	53,472	16.94	to	16.87	905,705	0.83%	-13.99%	to	-14.04%
2017	0.20%	to	0.25%	80,340	19.70	to	19.62	1,582,383	0.65%	13.40%	to	13.35%
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)
2021	0.00%	to	0.25%	900,997	13.29	to	12.91	11,735,368	1.96%	5.47%	to	5.20%
2020	0.00%	to	0.25%	1,040,798	12.60	to	12.27	12,882,704	2.51%	-1.27%	to	-1.52%
2019	0.00%	to	0.25%	1,217,379	12.76	to	12.46	15,279,275	0.79%	18.14%	to	17.85%
2018	0.00%	to	0.25%	2,023,340	10.80	to	10.57	21,507,124	1.42%	-18.56%	to	-18.76%
2017	0.00%	to	0.25%	3,009,423	13.27	to	13.01	39,329,049	1.77%	27.82%	to	27.51%
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class I (SBVSG)
2021	0.00%	to	0.25%	557,965	51.74	to	49.93	28,180,185	0.00%	12.61%	to	12.33%
2020	0.00%	to	0.25%	625,712	45.95	to	44.45	28,098,311	0.00%	43.26%	to	42.90%
2019	0.00%	to	0.25%	652,734	32.07	to	31.10	20,470,815	0.00%	26.87%	to	26.56%
2018	0.00%	to	0.25%	717,325	25.28	to	24.58	17,759,007	0.00%	3.44%	to	3.18%
2017	0.00%	to	0.25%	602,145	24.44	to	23.82	14,408,860	0.00%	24.26%	to	23.96%
Lincoln Variable Insurance Products Trust - Baron Growth Opportunities Fund: Service Class (BNCAI)
2021	0.10%	to	0.25%	82,028	98.48	to	95.67	7,992,095	0.00%	18.60%	to	18.42%
2020	0.10%	to	0.25%	82,684	83.04	to	80.79	6,747,501	0.00%	33.95%	to	33.75%
2019	0.10%	to	0.25%	103,709	61.99	to	60.40	6,323,881	0.00%	36.25%	to	36.04%
2018	0.20%	to	0.25%	138,622	44.76	to	44.40	6,172,909	0.00%	-4.13%	to	-4.17%
2017	0.00%	to	0.25%	148,839	48.14	to	46.33	6,920,191	0.00%	27.24%	to	26.92%
Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC (LOVBD)
2021	0.00%	to	0.25%	301,306	14.71	to	14.43	4,364,592	3.07%	3.28%	to	3.02%
2020	0.00%	to	0.25%	302,161	14.24	to	14.00	4,246,211	3.85%	7.30%	to	7.04%
2019	0.00%	to	0.25%	313,730	13.27	to	13.08	4,106,436	4.58%	13.35%	to	13.07%
2018	0.00%	to	0.25%	260,383	11.71	to	11.57	3,013,495	4.66%	-4.02%	to	-4.26%
2017	0.00%	to	0.25%	248,802	12.20	to	12.09	3,007,551	4.42%	9.21%	to	8.94%
Lord Abbett Series Fund, Inc. - Mid Cap Stock Portfolio: Class VC (LOVMCV)
2020	0.10%			43	24.67			1,061	0.17%	2.39%
2019	0.00%	to	0.25%	491	24.45	to	23.57	11,919	0.97%	22.64%	to	22.34%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2018	0.00%	to	0.25%	467	19.94	to	19.27	9,231	0.67%	-15.04%	to	-15.25%
2017	0.00%	to	0.25%	497	23.46	to	22.73	11,571	0.25%	6.83%	to	6.56%
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)
2021	0.00%	to	0.25%	2,052,546	11.45	to	11.29	23,287,595	2.10%	0.63%	to	0.38%
2020	0.00%	to	0.25%	2,143,345	11.37	to	11.24	24,171,910	2.93%	3.13%	to	2.87%
2019	0.00%	to	0.25%	1,956,169	11.03	to	10.93	21,417,644	3.53%	5.06%	to	4.79%
2018	0.00%	to	0.25%	1,808,605	10.50	to	10.43	18,872,525	3.81%	1.15%	to	0.90%
2017	0.20%	to	0.25%	1,393,388	10.35	to	10.34	14,405,924	3.55%	1.99%	to	1.93%
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)
2021	0.00%	to	0.25%	1,752,453	12.23	to	12.03	21,167,304	1.27%	-0.24%	to	-0.49%
2020	0.00%	to	0.25%	3,073,147	12.26	to	12.09	37,251,155	2.53%	7.43%	to	7.16%
2019	0.00%	to	0.25%	2,753,771	11.41	to	11.28	31,140,927	2.97%	8.41%	to	8.14%
2018	0.00%	to	0.25%	2,164,849	10.53	to	10.43	22,624,297	3.23%	-1.03%	to	-1.27%
2017	0.00%	to	0.25%	1,886,225	10.64	to	10.57	19,954,760	3.01%	3.86%	to	3.61%
MainStay VP Funds Trust - MainStay VP Floating Rate Portfolio: Service Class (MNVFRS)
2021	0.20%			4,346	11.51			50,033	2.93%	3.25%
2020	0.20%			3,986	11.15			44,443	0.38%	11.50%		*	***
MFS(R) Variable Insurance Trust - MFS Growth Series: Service Class (MEGSS)
2021	0.20%			533	11.48			6,117	0.00%	14.77%		*	***
MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)
2021	0.00%	to	0.25%	128,370	20.61	to	20.42	2,631,078	0.00%	13.88%	to	13.59%
2020	0.00%	to	0.25%	81,625	18.10	to	17.98	1,471,978	0.00%	36.12%	to	35.78%
2019	0.00%	to	0.25%	18,803	13.29	to	13.24	249,236	0.00%	38.28%	to	37.93%
2018	0.00%	to	0.25%	17,017	9.61	to	9.60	163,437	0.00%	-3.86%	to	-4.02%	****
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Initial Class (MNDIC)
2021	0.00%			48,341	38.12			1,842,572	0.00%	1.80%
2020	0.00%			63,827	37.44			2,389,820	0.00%	45.89%
2019	0.00%			56,254	25.67			1,443,769	0.00%	41.70%
2018	0.00%			48,699	18.11			882,052	0.00%	-1.48%
2017	0.00%			28,555	18.38			524,942	0.00%	26.65%
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)
2021	0.00%	to	0.25%	126,253	37.22	to	36.33	4,666,133	0.00%	1.57%	to	1.32%
2020	0.00%	to	0.25%	97,110	36.64	to	35.86	3,526,600	0.00%	45.58%	to	45.22%
2019	0.00%	to	0.25%	32,582	25.17	to	24.69	816,382	0.00%	41.27%	to	40.92%
2018	0.00%	to	0.25%	29,829	17.82	to	17.52	530,286	0.00%	-1.72%	to	-1.96%
2017	0.00%	to	0.25%	32,546	18.13	to	17.87	588,335	0.00%	26.33%	to	26.02%
MFS(R) Variable Insurance Trust II - MFS Emerging Markets Equity Portfolio: Initial Class (MV2EEI)
2021	0.00%			95	10.95			1,040	0.00%	-6.75%		*	***
MFS(R) Variable Insurance Trust II - MFS Emerging Markets Equity Portfolio: Service Class (MV2EES)
2021	0.10%			12,179	10.86			132,316	0.30%	-7.12%		*	***
MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)
2021	0.00%			189,951	29.25			5,555,841	0.25%	25.97%
2020	0.00%			206,954	23.22			4,805,134	0.46%	22.53%
2019	0.00%			230,941	18.95			4,376,288	0.60%	39.95%
2018	0.00%			229,541	13.54			3,108,024	0.58%	0.81%
2017	0.00%			251,410	13.43			3,376,803	0.65%	28.42%
MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)
2021	0.00%	to	0.25%	2,603,987	15.94	to	15.67	41,218,224	0.68%	11.27%	to	10.99%
2020	0.00%	to	0.25%	2,635,490	14.33	to	14.12	37,528,717	0.21%	12.71%	to	12.43%
2019	0.00%	to	0.25%	2,182,472	12.71	to	12.56	27,601,876	0.24%	27.67%	to	27.35%
2018	0.00%	to	0.25%	87,513	9.96	to	9.86	865,005	1.28%	-14.32%	to	-14.53%
2017	0.00%	to	0.25%	140,953	11.62	to	11.54	1,628,346	1.07%	27.90%	to	27.58%
MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class (MV3MVI)
2021	0.00%			19,590	18.04			353,487	0.88%	30.99%
2020	0.00%			1,076	13.78			14,823	0.41%	37.76%		*	***
MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)
2021	0.00%	to	0.25%	102,467	14.90	to	14.80	1,519,132	0.78%	30.60%	to	30.28%
2020	0.00%	to	0.25%	120,414	11.41	to	11.36	1,369,174	1.33%	3.67%	to	3.41%
2019	0.20%	to	0.25%	902	10.99			9,912	0.00%	9.90%	to	9.86%	****

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
MFS(R) Variable Insurance Trust II - MFS Blended Research(R) Core Equity Portfolio: Service Class (MVBRES)
2021	0.00%	to	0.25%	92,735	25.57	to	25.08	2,338,407	0.91%	29.18%	to	28.86%
2020	0.00%	to	0.25%	88,920	19.79	to	19.46	1,738,664	1.11%	15.06%	to	14.77%
2019	0.00%	to	0.25%	144,468	17.20	to	16.96	2,454,672	1.32%	28.87%	to	28.55%
2018	0.20%	to	0.25%	173,610	13.22	to	13.19	2,291,750	1.32%	-8.17%	to	-8.22%
2017	0.20%	to	0.25%	69,728	14.40	to	14.37	1,002,295	1.31%	20.23%	to	20.17%
MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)
2021	0.00%			195,372	64.23			12,549,087	1.32%	25.45%
2020	0.00%			209,472	51.20			10,724,980	1.59%	3.48%
2019	0.00%			230,589	49.48			11,409,669	2.10%	29.80%
2018	0.00%			262,410	38.12			10,003,144	1.49%	-10.09%
2017	0.00%			318,782	42.40			13,515,237	1.92%	17.65%
MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)
2021	0.00%	to	0.25%	4,031,389	30.79	to	29.71	120,916,263	1.18%	25.16%	to	24.84%
2020	0.00%	to	0.25%	4,050,767	24.60	to	23.80	97,058,379	1.31%	3.22%	to	2.96%
2019	0.00%	to	0.25%	3,683,177	23.83	to	23.11	85,548,086	1.87%	29.51%	to	29.18%
2018	0.00%	to	0.25%	4,057,097	18.40	to	17.89	72,846,194	1.32%	-10.36%	to	-10.58%
2017	0.00%	to	0.25%	4,097,326	20.53	to	20.01	82,242,780	1.81%	17.35%	to	17.06%
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class (MVIGIC)
2021	0.00%			35,831	13.88			497,183	0.56%	9.27%
2020	0.00%			23,851	12.70			302,884	1.73%	15.84%
2019	0.00%			11,023	10.96			120,843	0.40%	9.63%		*	***
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)
2021	0.00%	to	0.25%	2,656,042	44.37	to	42.99	115,368,604	0.14%	10.28%	to	10.00%
2020	0.00%	to	0.25%	2,828,148	40.23	to	39.08	111,199,442	0.78%	20.21%	to	19.91%
2019	0.00%	to	0.25%	3,016,906	33.47	to	32.59	98,737,788	1.50%	25.65%	to	25.34%
2018	0.00%	to	0.25%	3,148,318	26.64	to	26.00	82,138,111	0.86%	-9.72%	to	-9.95%
2017	0.00%	to	0.25%	3,580,987	29.51	to	28.87	103,804,494	1.35%	26.82%	to	26.50%
MFS(R) Variable Insurance Trust - MFS Total Return Bond Series: Service Class (MVRBSS)
2021	0.00%	to	0.25%	352,564	11.90	to	11.76	4,164,240	2.59%	-1.07%	to	-1.31%
2020	0.00%	to	0.25%	298,146	12.03	to	11.92	3,561,325	2.76%	8.17%	to	7.90%
2019	0.25%			109,591	11.04			1,210,363	1.84%	9.65%
2018	0.25%			23,116	10.07			232,843	2.90%	-1.58%
2017	0.25%			9,484	10.23			97,060	0.00%	2.34%		*	***
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)
2021	0.00%	to	0.25%	164,510	43.97	to	41.75	7,443,541	5.21%	-2.02%	to	-2.27%
2020	0.00%	to	0.25%	174,553	44.88	to	42.72	7,877,711	4.42%	5.55%	to	5.28%
2019	0.00%	to	0.25%	192,075	42.52	to	40.58	8,154,321	5.29%	14.25%	to	13.97%
2018	0.00%	to	0.25%	207,015	37.22	to	35.61	7,571,021	7.47%	-6.94%	to	-7.18%
2017	0.00%	to	0.25%	524,587	39.99	to	38.36	24,398,279	5.49%	9.71%	to	9.44%
Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class I (MSVEG)
2021	0.00%	to	0.25%	176,056	88.63	to	85.52	15,301,238	0.00%	0.10%	to	-0.15%
2020	0.00%	to	0.25%	129,598	88.53	to	85.65	11,234,029	0.00%	117.31%	to	116.77%
2019	0.00%	to	0.25%	105,709	40.74	to	39.51	4,212,977	0.00%	31.81%	to	31.48%
2018	0.00%	to	0.25%	70,519	30.91	to	30.05	2,142,311	0.00%	7.54%	to	7.27%
2017	0.00%	to	0.25%	91,342	28.74	to	28.02	2,577,089	0.00%	43.15%	to	42.79%
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)
2021	0.00%			125,585	21.17			2,658,152	3.91%	-0.32%
2020	0.00%			123,213	21.24			2,616,433	2.90%	7.80%
2019	0.00%			115,319	19.70			2,271,641	4.03%	10.88%
2018	0.00%			117,770	17.77			2,092,287	2.53%	-0.65%
2017	0.00%			133,523	17.88			2,387,701	3.17%	6.24%
Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio: Class I (MSVMG)
2021	0.00%	to	0.25%	47,910	74.81	to	70.86	3,480,932	0.00%	-11.06%	to	-11.28%
2020	0.00%	to	0.25%	59,566	84.11	to	79.87	4,810,306	0.00%	152.30%	to	151.67%
2019	0.00%	to	0.25%	73,374	33.34	to	31.74	2,355,735	0.00%	40.11%	to	39.76%
2018	0.00%	to	0.25%	168,880	23.79	to	22.71	3,847,166	0.00%	10.65%	to	10.37%
2017	0.00%	to	0.25%	229,681	21.50	to	20.58	4,737,853	0.00%	38.76%	to	38.42%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)
2021	0.10%	to	0.25%	89,895	83.98	to	66.54	7,110,330	2.00%	39.66%	to	39.45%
2020	0.00%	to	0.25%	95,339	51.76	to	47.71	5,211,568	2.41%	-16.85%	to	-17.06%
2019	0.00%	to	0.25%	160,729	62.25	to	57.53	10,593,341	1.85%	18.94%	to	18.64%
2018	0.10%	to	0.25%	174,180	52.34	to	48.49	9,200,872	2.83%	-7.71%	to	-7.95%
2017	0.10%	to	0.25%	288,035	66.09	to	52.67	16,012,798	1.53%	3.01%	to	2.85%
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II (VKVGR2)
2021	0.00%	to	0.25%	333,039	14.74	to	14.22	4,781,913	2.48%	23.83%	to	23.53%
2020	0.00%	to	0.25%	394,939	11.90	to	11.52	4,579,745	4.58%	-14.85%	to	-15.06%
2019	0.00%	to	0.25%	421,903	13.98	to	13.56	5,747,394	2.42%	18.06%	to	17.76%
2018	0.00%	to	0.25%	449,700	11.84	to	11.51	5,193,412	3.12%	-8.20%	to	-8.43%
2017	0.00%	to	0.25%	395,703	12.90	to	12.57	4,985,540	2.33%	9.71%	to	9.43%
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II (DTRTFB)
2021	0.00%			39,958	11.21			447,928	2.94%	-0.45%
2020	0.00%			13,280	11.26			149,535	2.25%	3.74%
2019	0.00%			12,047	10.85			130,758	5.61%	6.59%
2018	0.00%			252	10.18			2,566	2.69%	1.83%		*	***
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I (EIF)
2021	0.00%	to	0.10%	378,286	45.09	to	37.23	16,419,475	1.30%	20.29%	to	20.17%
2020	0.00%	to	0.10%	407,494	37.49	to	30.98	14,694,030	1.79%	3.63%	to	3.53%
2019	0.00%	to	0.10%	419,411	36.18	to	29.93	14,598,789	1.84%	27.31%	to	27.18%
2018	0.00%	to	0.25%	432,609	28.41	to	22.80	11,875,575	1.82%	-7.26%	to	-7.49%
2017	0.00%	to	0.25%	422,158	30.64	to	24.65	12,592,208	3.11%	18.00%	to	17.70%
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
2021	0.00%	to	0.25%	5,108,264	25.00	to	20.19	115,765,510	1.63%	-2.08%	to	-2.33%
2020	0.00%	to	0.25%	5,067,964	25.53	to	20.67	115,933,592	2.07%	6.08%	to	5.82%
2019	0.00%	to	0.25%	6,370,399	24.07	to	19.53	137,541,891	2.47%	6.27%	to	6.00%
2018	0.00%	to	0.25%	3,491,610	22.65	to	18.43	70,324,102	2.63%	-0.05%	to	-0.30%
2017	0.00%	to	0.25%	2,620,662	22.66	to	18.48	52,579,295	2.14%	2.08%	to	1.83%
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)
2021	0.00%	to	0.25%	387,590	34.97	to	33.16	13,428,414	0.96%	-7.28%	to	-7.51%
2020	0.00%	to	0.25%	390,436	37.72	to	35.86	14,598,254	1.91%	13.30%	to	13.02%
2019	0.00%	to	0.25%	459,444	33.29	to	31.73	15,137,344	2.40%	22.95%	to	22.64%
2018	0.00%	to	0.25%	532,915	27.08	to	25.87	14,229,176	0.68%	-17.42%	to	-17.62%
2017	0.00%	to	0.25%	564,747	32.79	to	31.40	18,301,969	1.42%	41.50%	to	41.15%
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)
2021	0.00%	to	0.25%	739,374	25.56	to	24.24	18,637,063	2.59%	12.66%	to	12.38%
2020	0.00%	to	0.25%	742,550	22.69	to	21.57	16,641,951	1.15%	7.95%	to	7.68%
2019	0.00%	to	0.25%	882,785	21.02	to	20.03	18,303,355	2.57%	19.12%	to	18.82%
2018	0.00%	to	0.25%	959,672	17.65	to	16.86	16,670,300	2.05%	-14.53%	to	-14.75%
2017	0.00%	to	0.25%	945,696	20.65	to	19.78	19,235,070	1.80%	27.45%	to	27.13%
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)
2021	0.00%			463,122	30.90			14,312,406	1.12%	14.71%
2020	0.00%			464,253	26.94			12,507,621	1.56%	12.00%
2019	0.00%			562,207	24.06			13,524,090	1.66%	20.78%
2018	0.00%			565,512	19.92			11,262,919	1.19%	-4.98%
2017	0.00%			597,989	20.96			12,533,765	1.14%	15.79%
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)
2021	0.00%			121,537	16.31			1,981,809	2.05%	-0.72%
2020	0.00%			121,550	16.42			1,996,303	2.44%	9.21%
2019	0.00%			117,649	15.04			1,769,359	1.93%	8.98%
2018	0.00%			109,099	13.80			1,505,534	2.41%	-1.07%
2017	0.00%			93,773	13.95			1,308,080	1.22%	3.21%
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)
2021	0.00%			265,479	44.74			11,877,839	0.00%	16.00%
2020	0.00%			286,326	38.57			11,043,235	0.65%	29.93%
2019	0.00%			315,449	29.68			9,363,899	0.65%	34.78%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2018	0.00%			360,690	22.02			7,944,061	0.23%	-9.42%
2017	0.00%			374,171	24.32			9,098,183	0.70%	30.97%
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)
2021	0.00%			180,199	35.07			6,320,263	1.11%	23.65%
2020	0.00%			174,770	28.37			4,957,599	1.61%	13.08%
2019	0.00%			192,818	25.09			4,836,973	1.34%	25.67%
2018	0.00%			192,213	19.96			3,836,977	1.02%	-2.18%
2017	0.00%			187,941	20.41			3,835,490	1.40%	21.93%
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)
2021	0.00%			414,827	58.80			24,390,856	0.00%	21.53%
2020	0.00%			401,826	48.38			19,440,206	0.69%	51.49%
2019	0.00%			400,269	31.93			12,782,566	0.34%	30.29%
2018	0.00%			456,682	24.51			11,193,967	0.31%	-0.66%
2017	0.00%			481,969	24.67			11,891,807	0.31%	27.80%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
2021	0.00%	to	0.25%	3,326,407	39.86	to	37.92	130,944,131	0.16%	13.63%	to	13.34%
2020	0.00%	to	0.25%	3,367,702	35.08	to	33.46	116,794,221	0.22%	12.33%	to	12.05%
2019	0.00%	to	0.25%	3,434,675	31.23	to	29.86	106,181,074	2.12%	21.83%	to	21.52%
2018	0.00%	to	0.25%	3,530,534	25.64	to	24.57	89,703,320	1.62%	-7.73%	to	-7.96%
2017	0.00%	to	0.25%	3,649,477	27.78	to	26.70	100,601,959	1.65%	16.68%	to	16.39%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
2021	0.00%	to	0.25%	918,881	27.73	to	26.38	25,039,441	0.21%	6.71%	to	6.44%
2020	0.00%	to	0.25%	908,828	25.99	to	24.79	23,247,069	0.14%	8.55%	to	8.28%
2019	0.00%	to	0.25%	920,683	23.94	to	22.89	21,791,562	2.50%	13.48%	to	13.20%
2018	0.00%	to	0.25%	780,720	21.10	to	20.22	16,309,541	1.94%	-3.73%	to	-3.97%
2017	0.00%	to	0.25%	807,105	21.91	to	21.06	17,560,149	1.86%	9.21%	to	8.94%
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)
2021	0.00%			507,185	34.96			17,731,830	2.30%	28.37%
2020	0.00%			399,563	27.24			10,882,142	2.17%	34.11%
2019	0.00%			324,557	23.04			7,478,746	2.18%	31.16%
2018	0.00%			346,411	17.57			6,086,140	1.78%	-4.62%
2017	0.00%			349,606	18.42			6,439,645	1.82%	21.53%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
2021	0.00%	to	0.25%	1,280,588	43.26	to	41.16	54,298,575	0.13%	15.50%	to	15.21%
2020	0.00%	to	0.25%	1,229,338	37.45	to	35.72	45,170,734	0.22%	12.82%	to	12.53%
2019	0.00%	to	0.25%	1,302,019	33.20	to	31.74	42,423,465	2.07%	23.73%	to	23.42%
2018	0.00%	to	0.25%	1,291,051	26.83	to	25.72	34,020,063	1.51%	-8.85%	to	-9.08%
2017	0.00%	to	0.25%	1,324,607	29.44	to	28.29	38,390,868	1.77%	18.43%	to	18.13%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
2021	0.00%	to	0.25%	873,949	21.88	to	20.81	18,734,221	0.23%	2.75%	to	2.49%
2020	0.00%	to	0.25%	804,039	21.29	to	20.31	16,784,610	0.10%	6.71%	to	6.45%
2019	0.00%	to	0.25%	728,384	19.95	to	19.08	14,277,476	2.19%	9.53%	to	9.26%
2018	0.00%	to	0.25%	714,180	18.21	to	17.46	12,796,172	1.98%	-1.80%	to	-2.05%
2017	0.00%	to	0.25%	734,293	18.55	to	17.82	13,438,074	2.07%	5.68%	to	5.42%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
2021	0.00%	to	0.25%	2,555,637	33.49	to	31.86	84,688,200	0.19%	10.31%	to	10.04%
2020	0.00%	to	0.25%	2,723,052	30.36	to	28.95	81,778,533	0.14%	10.34%	to	10.07%
2019	0.00%	to	0.25%	2,741,076	27.51	to	26.30	74,720,712	2.15%	17.74%	to	17.45%
2018	0.00%	to	0.25%	2,908,368	23.36	to	22.40	67,402,444	1.92%	-5.68%	to	-5.92%
2017	0.00%	to	0.25%	2,859,045	24.77	to	23.80	70,381,426	1.81%	12.93%	to	12.65%
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)
2021	0.00%			284,284	14.41			4,096,250	2.81%	10.53%
2020	0.00%			301,847	13.04			3,935,044	2.48%	7.34%
2019	0.00%			249,031	12.15			3,024,582	3.42%	21.42%
2018	0.00%			230,301	10.00			2,303,744	2.48%	-13.90%
2017	0.00%			232,560	11.62			2,701,863	2.67%	24.56%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)
2021	0.00%	to	0.25%	610,947	38.68	to	37.74	22,941,580	4.81%	4.96%	to	4.70%
2020	0.00%	to	0.25%	608,701	36.85	to	36.05	22,064,177	5.31%	6.02%	to	5.75%
2019	0.00%	to	0.25%	689,566	34.76	to	34.09	23,640,241	5.42%	14.74%	to	14.45%
2018	0.00%	to	0.25%	798,649	30.29	to	29.78	23,884,052	6.16%	-3.00%	to	-3.24%
2017	0.00%	to	0.25%	760,714	31.23	to	30.78	23,508,545	5.56%	6.76%	to	6.49%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I (IDPG)
2021	0.00%			19,751	16.00			315,956	0.41%	12.34%
2020	0.00%			1,075	14.24			15,308	0.11%	6.59%
2019	0.00%			1,464	13.36			19,559	1.95%	15.52%
2018	0.00%			2,366	11.56			27,362	1.96%	-5.82%
2017	0.00%			3,468	12.28			42,586	3.31%	17.23%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I (IDPGI)
2021	0.00%			693	14.49			10,043	0.44%	7.72%
2020	0.00%			628	13.45			8,449	0.13%	4.83%
2019	0.00%			599	12.83			7,688	2.77%	13.37%
2017	0.00%			7	11.96			84	1.18%	14.30%
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
2021	0.00%	to	0.25%	1,809,935	103.44	to	68.25	148,530,286	1.22%	24.26%	to	23.95%
2020	0.00%	to	0.25%	1,913,851	83.25	to	55.06	123,638,238	1.19%	13.11%	to	12.83%
2019	0.00%	to	0.25%	2,062,940	73.60	to	48.80	117,003,328	1.37%	25.65%	to	25.34%
2018	0.00%	to	0.25%	2,209,081	58.57	to	38.94	98,969,534	1.32%	-11.38%	to	-11.61%
2017	0.00%	to	0.25%	2,365,493	66.10	to	44.05	120,817,110	1.08%	15.78%	to	15.49%
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)
2021	0.00%	to	0.25%	378,407	29.85	to	26.60	11,120,414	5.63%	5.24%	to	4.98%
2020	0.00%	to	0.25%	379,111	28.36	to	25.34	10,564,120	3.47%	4.06%	to	3.80%
2019	0.00%	to	0.25%	416,531	27.26	to	24.41	11,150,443	4.93%	9.17%	to	8.90%
2018	0.00%	to	0.25%	456,560	24.97	to	22.42	11,082,366	2.78%	-2.34%	to	-2.59%
2017	0.00%	to	0.25%	481,385	25.57	to	23.01	12,023,718	4.65%	6.33%	to	6.07%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class I (NCPG)
2021	0.00%			12,328	16.19			199,568	0.34%	15.72%
2020	0.00%			6,632	13.99			92,776	0.94%	7.53%
2019	0.00%			9,171	13.01			119,305	2.87%	15.59%
2018	0.00%			7,902	11.25			88,929	2.72%	-6.79%
2017	0.00%			4,793	12.07			57,867	1.81%	17.98%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class I (NCPGI)
2021	0.00%			1,455	14.63			21,283	0.33%	10.24%
2020	0.00%			1,449	13.27			19,227	0.62%	5.32%
2019	0.00%			385	12.60			4,850	1.59%	14.05%
2017	0.00%			8	11.85			95	1.12%	14.96%
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)
2020	0.25%			5,403	10.18			55,000	0.45%	1.26%		*	***
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class Y (NJMMAY)
2021	0.00%			75,642	11.04			835,043	2.41%	7.62%
2020	0.00%			76,088	10.26			780,459	0.00%	7.42%		*	***
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)
2021	0.00%			860,949	48.33			41,606,698	1.24%	34.53%
2020	0.00%			990,802	35.92			35,592,148	1.63%	1.49%
2019	0.00%			1,163,109	35.39			41,167,002	2.68%	26.95%
2018	0.00%			1,267,871	27.88			35,347,777	1.42%	-9.35%
2017	0.00%			1,357,653	30.75			41,754,065	1.69%	8.67%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)
2021	0.00%	to	0.25%	1,763,302	15.97	to	15.92	28,143,314	1.40%	34.71%	to	34.37%
2020	0.00%	to	0.25%	1,715,353	11.86	to	11.85	20,332,539	1.38%	18.55%	to	18.46%	****
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)
2021	0.00%	to	0.25%	19,439,766	12.30	to	12.07	237,132,398	2.01%	-2.08%	to	-2.32%
2020	0.00%	to	0.25%	30,603,276	12.57	to	12.36	381,622,725	2.21%	7.20%	to	6.93%
2019	0.00%	to	0.25%	22,483,412	11.72	to	11.56	302,908,062	3.06%	8.40%	to	8.13%
2018	0.00%	to	0.25%	16,799,978	10.81	to	10.69	180,438,802	2.58%	-0.36%	to	-0.61%
2017	0.00%	to	0.25%	16,764,981	10.85	to	10.75	181,026,501	3.00%	3.12%	to	2.86%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)
2021	0.00%			156,509	17.20			2,691,588	1.79%	-1.03%
2020	0.00%			214,351	17.38			3,724,668	3.03%	7.01%
2019	0.00%			160,810	16.24			2,611,223	3.18%	8.94%
2018	0.00%			136,733	14.91			2,038,006	3.51%	-0.42%
2017	0.00%			126,280	14.97			1,890,127	3.21%	4.40%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I (NVCCA1)
2021	0.00%	to	0.25%	194,920	24.94	to	32.97	4,862,254	0.28%	15.75%	to	15.46%
2020	0.00%	to	0.25%	207,791	21.55	to	28.56	4,477,882	0.97%	11.67%	to	11.39%
2019	0.00%	to	0.25%	209,609	19.30	to	25.64	4,056,901	2.90%	20.22%	to	19.92%
2018	0.00%	to	0.25%	264,163	16.05	to	21.38	4,249,918	2.03%	-8.04%	to	-8.27%
2017	0.00%	to	0.25%	352,112	17.46	to	23.31	6,176,724	1.63%	16.01%	to	15.72%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I (NVCCN1)
2021	0.00%	to	0.25%	221,546	17.66	to	18.26	3,961,507	0.22%	4.49%	to	4.23%
2020	0.00%	to	0.25%	251,827	16.90	to	17.52	4,303,945	0.26%	7.69%	to	7.42%
2019	0.00%	to	0.25%	189,973	15.69	to	16.31	2,997,897	3.06%	10.77%	to	10.50%
2018	0.00%	to	0.25%	167,055	14.17	to	14.76	2,377,843	2.02%	-2.51%	to	-2.75%
2017	0.00%	to	0.25%	259,595	14.53	to	15.17	3,788,844	2.12%	6.35%	to	6.09%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I (NVCMA1)
2021	0.00%	to	0.25%	359,078	26.06	to	36.37	9,701,746	0.25%	18.12%	to	17.82%
2020	0.00%	to	0.25%	347,046	22.06	to	30.87	7,741,165	1.11%	12.36%	to	12.08%
2019	0.00%	to	0.25%	360,913	19.63	to	27.54	7,167,318	2.97%	22.32%	to	22.02%
2018	0.00%	to	0.25%	383,832	16.05	to	22.57	6,255,071	2.04%	-9.39%	to	-9.62%
2017	0.00%	to	0.25%	445,041	17.71	to	24.97	8,032,341	1.63%	18.16%	to	17.86%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I (NVCMC1)
2021	0.00%	to	0.25%	109,336	20.61	to	23.38	2,266,484	0.27%	9.23%	to	8.95%
2020	0.00%	to	0.25%	151,817	18.86	to	21.46	2,877,906	0.55%	9.15%	to	8.88%
2019	0.00%	to	0.25%	133,143	17.28	to	19.71	2,325,027	2.90%	14.28%	to	13.99%
2018	0.00%	to	0.25%	152,838	15.12	to	17.29	2,332,907	1.78%	-4.68%	to	-4.92%
2017	0.00%	to	0.25%	266,273	15.87	to	18.19	4,259,683	1.89%	10.08%	to	9.80%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I (NVCMD1)
2021	0.00%	to	0.25%	454,554	23.50	to	29.47	11,030,614	0.29%	13.64%	to	13.35%
2020	0.00%	to	0.25%	396,875	20.68	to	26.00	8,530,891	0.86%	10.77%	to	10.49%
2019	0.00%	to	0.25%	388,182	18.67	to	23.53	7,459,140	2.94%	18.32%	to	18.03%
2018	0.00%	to	0.25%	375,704	15.78	to	19.94	6,023,849	2.20%	-7.07%	to	-7.30%
2017	0.00%	to	0.25%	380,324	16.98	to	21.51	6,483,856	1.79%	14.05%	to	13.77%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I (NVCRA1)
2021	0.00%	to	0.25%	141,906	27.07	to	40.93	3,967,014	0.19%	20.19%	to	19.89%
2020	0.00%	to	0.25%	143,568	22.52	to	34.14	3,304,285	1.16%	12.74%	to	12.46%
2019	0.00%	to	0.25%	149,689	19.98	to	30.36	3,045,331	2.84%	24.15%	to	23.84%
2018	0.00%	to	0.25%	190,615	16.09	to	24.51	3,108,220	1.88%	-10.72%	to	-10.95%
2017	0.00%	to	0.25%	256,531	18.03	to	27.53	4,685,958	1.35%	19.99%	to	19.69%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I (NVCRB1)
2021	0.00%	to	0.25%	343,739	21.88	to	26.08	7,719,947	0.26%	11.12%	to	10.84%
2020	0.00%	to	0.25%	319,255	19.69	to	23.52	6,423,916	0.66%	9.71%	to	9.44%
2019	0.00%	to	0.25%	362,954	17.95	to	21.50	6,599,413	2.84%	16.29%	to	16.00%
2018	0.00%	to	0.25%	391,200	15.44	to	18.53	6,082,785	1.65%	-6.04%	to	-6.28%
2017	0.00%	to	0.25%	1,908,299	16.43	to	19.77	36,270,215	0.60%	12.01%	to	11.73%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
2021	0.00%			76,675	25.65			1,966,475	0.20%	8.24%
2020	0.00%			91,064	23.69			2,157,666	0.13%	9.41%
2019	0.00%			88,203	21.66			1,910,205	2.32%	15.34%
2018	0.00%			85,642	18.78			1,608,052	1.94%	-4.85%
2017	0.00%			88,042	19.73			1,737,360	1.86%	11.13%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)
2021	0.00%			22,415	33.03			740,332	0.17%	12.16%
2020	0.00%			27,253	29.45			802,530	0.18%	11.62%
2019	0.00%			30,410	26.38			802,282	2.09%	19.94%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2018	0.00%			32,130	22.00			706,736	1.74%	-6.47%
2017	0.00%			34,138	23.52			802,848	1.66%	14.81%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P (NVDCAP)
2021	0.00%			21,381	12.16			260,056	0.36%	12.38%
2020	0.00%			14,775	10.82			159,917	0.00%	8.24%		*	***
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)
2021	0.00%			14,689	11.09			162,889	0.87%	-2.02%
2020	0.00%			22,193	11.32			251,187	1.49%	7.12%
2019	0.00%			11,457	10.57			121,050	1.08%	5.66%		*	***
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)
2021	0.00%			5,318	15.33			81,543	1.32%	21.87%
2020	0.00%			3,002	12.58			37,771	1.68%	15.76%
2019	0.00%			1,703	10.87			18,510	0.58%	8.69%		*	***
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P (NVIDMP)
2021	0.00%			319,239	11.84			3,781,080	0.51%	10.44%
2020	0.00%			98,504	10.72			1,056,414	0.00%	7.25%		*	***
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
2021	0.00%			15,740	14.80			232,961	2.32%	12.40%
2020	0.00%			16,029	13.17			211,067	0.98%	7.69%
2019	0.00%			16,404	12.23			200,590	2.30%	18.91%
2018	0.00%			18,710	10.28			192,399	1.82%	-14.80%
2017	0.00%			19,184	12.07			231,546	1.53%	27.07%
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)
2021	0.00%	to	0.25%	2,575,056	14.36	to	14.09	36,587,631	3.04%	10.84%	to	10.57%
2020	0.00%	to	0.25%	2,414,969	12.96	to	12.75	30,959,979	2.52%	7.53%	to	7.27%
2019	0.00%	to	0.25%	2,374,544	12.05	to	11.88	28,315,323	3.43%	21.77%	to	21.46%
2018	0.00%	to	0.25%	2,384,652	9.90	to	9.78	23,397,777	2.12%	-13.81%	to	-14.03%
2017	0.00%	to	0.25%	3,314,850	11.48	to	11.38	37,811,091	3.00%	24.88%	to	24.57%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I (NVLCP1)
2021	0.00%			303,253	18.76			5,688,994	3.89%	-0.72%
2020	0.00%			120,503	18.90			2,277,107	3.04%	9.31%
2019	0.00%			117,469	17.29			2,030,781	3.22%	9.89%
2018	0.00%			127,441	15.73			2,004,980	2.77%	-1.20%
2017	0.00%			122,014	15.92			1,942,992	2.32%	3.94%
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I (NVMIG1)
2021	0.00%			1,099,683	19.94			21,930,646	0.38%	-1.08%
2020	0.00%			1,114,827	20.16			22,475,770	0.98%	51.04%
2019	0.00%			1,200,666	13.35			16,026,199	1.23%	33.15%
2018	0.00%			1,318,529	10.02			13,217,896	1.09%	-16.46%
2017	0.00%			1,364,483	12.00			16,373,011	1.23%	25.77%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)
2021	0.00%			430,600	13.03			5,609,958	3.37%	10.58%
2020	0.00%			428,631	11.78			5,050,061	0.00%	17.82%		*	***
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)
2021	0.00%	to	0.25%	470,430	51.02	to	49.31	23,926,902	0.00%	40.45%	to	40.10%
2020	0.00%	to	0.25%	487,140	36.33	to	35.20	17,642,372	0.00%	30.09%	to	29.77%
2019	0.00%	to	0.25%	542,567	27.93	to	27.12	15,086,794	4.06%	30.53%	to	30.20%
2018	0.00%	to	0.25%	606,571	21.39	to	20.83	12,927,838	0.31%	-3.08%	to	-3.32%
2017	0.00%	to	0.25%	624,433	22.07	to	21.55	13,741,353	0.35%	30.20%	to	29.88%
Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)
2021	0.00%	to	0.25%	1,411,401	42.85	to	41.41	60,408,255	0.12%	-4.70%	to	-4.94%
2020	0.00%	to	0.25%	1,518,258	44.97	to	43.57	68,167,277	0.00%	60.90%	to	60.50%
2019	0.00%	to	0.25%	1,543,482	27.95	to	27.14	43,080,056	0.00%	37.25%	to	36.91%
2018	0.00%	to	0.25%	1,712,714	20.36	to	19.83	34,827,130	0.00%	-6.85%	to	-7.08%
2017	0.00%	to	0.25%	1,786,642	21.86	to	21.34	39,018,652	0.00%	27.74%	to	27.42%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)
2021	0.00%	to	0.25%	314,894	33.26	to	32.14	10,357,156	0.92%	24.20%	to	23.89%
2020	0.00%	to	0.25%	302,109	26.78	to	25.94	8,001,705	2.18%	-1.07%	to	-1.32%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2019	0.00%	to	0.25%	326,265	27.07	to	26.29	8,745,468	2.38%	23.97%	to	23.66%
2018	0.00%	to	0.25%	338,667	21.83	to	21.26	7,329,003	1.30%	-13.12%	to	-13.33%
2017	0.00%	to	0.25%	321,257	25.13	to	24.53	8,020,943	1.93%	13.95%	to	13.66%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
2021	0.00%			404,798	32.62			13,206,366	0.73%	24.02%
2020	0.00%			464,832	26.31			12,228,172	2.08%	-1.14%
2019	0.00%			500,340	26.61			13,314,607	2.25%	23.85%
2018	0.00%			539,003	21.49			11,581,733	1.06%	-13.15%
2017	0.00%			595,604	24.74			14,736,438	1.10%	13.84%
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I (NVNMO1)
2021	0.00%			634,912	35.71			22,674,998	0.30%	26.57%
2020	0.00%			682,660	28.22			19,262,259	0.43%	13.55%
2019	0.00%			744,674	24.85			18,504,708	0.66%	28.07%
2018	0.00%			777,174	19.40			15,079,331	0.54%	-4.76%
2017	0.00%			885,441	20.37			18,039,591	0.52%	24.85%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class I (NVNSR1)
2021	0.00%	to	0.25%	17,186	36.97	to	21.64	630,968	0.64%	26.81%	to	26.49%
2020	0.00%			6,143	29.15			179,085	0.72%	13.36%
2019	0.00%			8,372	25.72			215,301	0.81%	26.01%
2018	0.00%	to	0.25%	10,147	20.41	to	12.03	206,797	0.66%	-5.79%	to	-6.03%
2017	0.00%			10,377	21.66			224,801	0.54%	18.62%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)
2021	0.00%	to	0.20%	4,717,424	71.53	to	27.50	333,436,491	0.62%	30.24%	to	29.98%
2020	0.00%	to	0.20%	3,865,693	54.92	to	21.16	207,291,349	1.36%	18.90%	to	18.66%
2019	0.00%	to	0.25%	4,099,182	46.19	to	17.80	186,532,170	1.73%	37.62%	to	37.27%
2018	0.00%	to	0.25%	4,451,457	33.57	to	12.97	146,879,969	0.78%	-1.27%	to	-1.52%
2017	0.00%	to	0.25%	4,775,384	34.00	to	13.17	160,027,861	0.48%	27.31%	to	26.99%
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)
2021	0.00%	to	0.25%	1,283,052	29.71	to	57.76	43,969,602	1.13%	46.75%	to	46.38%
2020	0.00%	to	0.25%	1,317,987	20.25	to	39.46	29,813,361	1.55%	-5.39%	to	-5.62%
2019	0.00%	to	0.25%	1,372,936	21.40	to	41.81	32,551,143	1.72%	30.70%	to	30.38%
2018	0.00%	to	0.25%	1,473,675	16.37	to	32.07	27,139,310	1.82%	-3.92%	to	-4.16%
2017	0.00%	to	0.25%	1,662,999	17.04	to	33.46	32,188,831	2.18%	6.50%	to	6.23%
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)
2021	0.00%	to	0.25%	101,081	26.27	to	17.95	2,536,503	1.01%	14.20%	to	13.92%
2020	0.00%	to	0.25%	67,904	23.00	to	15.76	1,557,624	1.01%	57.85%	to	57.59%
2019	0.00%			57,737	19.28			1,113,172	0.94%	24.96%
2018	0.00%			65,783	15.43			1,014,967	1.23%	-11.34%
2017	0.00%			55,447	17.40			964,941	0.89%	14.18%
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y (NVSIXD)
2021	0.00%			1,568	18.12			28,414	3.14%	14.54%		*	***
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class I (NVSTB1)
2021	0.00%	to	0.25%	12,249,853	13.27	to	12.83	160,215,231	1.26%	-0.44%	to	-0.69%
2020	0.00%	to	0.25%	2,453,534	13.33	to	12.92	32,108,328	2.50%	3.20%	to	2.95%
2019	0.00%	to	0.25%	8,069,491	12.92	to	12.55	102,835,231	2.57%	4.33%	to	4.07%
2018	0.00%	to	0.25%	6,606,604	12.38	to	12.06	80,692,065	3.17%	0.98%	to	0.73%
2017	0.00%	to	0.25%	3,643,728	12.26	to	11.97	44,065,574	2.28%	1.95%	to	1.70%
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)
2021	0.00%			162,797	12.81			2,085,159	0.82%	-0.59%
2020	0.00%			251,284	12.88			3,237,618	1.66%	2.83%
2019	0.00%			234,739	12.53			2,941,158	2.37%	4.09%
2018	0.00%			223,003	12.04			2,684,401	2.79%	0.82%
2017	0.00%			135,228	11.94			1,614,564	1.87%	1.58%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)
2021	0.00%			41,436	21.02			871,170	2.37%	10.40%
2020	0.00%			43,970	19.04			837,364	1.40%	5.18%
2019	0.00%			60,476	18.11			1,094,990	2.48%	12.49%
2018	0.00%			62,918	16.10			1,012,749	2.00%	-15.69%
2017	0.00%			60,833	19.09			1,161,395	2.42%	22.72%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)
2021	0.00%	to	0.10%	2,395,575	14.85	to	13.63	35,570,868	0.00%	0.00%	to	-0.10%
2020	0.00%	to	0.10%	2,592,546	14.85	to	13.65	38,495,066	0.24%	0.24%	to	0.14%
2019	0.00%	to	0.25%	2,945,259	14.81	to	12.13	43,621,222	1.77%	1.78%	to	1.53%
2018	0.00%	to	0.25%	3,087,242	14.55	to	11.95	44,916,430	1.39%	1.39%	to	1.14%
2017	0.00%	to	0.25%	2,720,878	14.35	to	11.81	39,022,347	0.42%	0.42%	to	0.17%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V (SAM5)
2021	0.00%	to	0.25%	22,191,764	12.21	to	11.64	263,011,500	0.00%	0.00%	to	-0.25%
2020	0.00%	to	0.25%	19,122,843	12.21	to	11.67	225,619,161	0.26%	0.26%	to	0.01%
2019	0.00%	to	0.25%	18,952,580	12.18	to	11.67	223,665,269	1.83%	1.83%	to	1.58%
2018	0.00%	to	0.25%	15,777,823	11.96	to	11.48	182,989,302	1.43%	1.44%	to	1.19%
2017	0.00%	to	0.25%	15,049,008	11.79	to	11.35	172,496,303	0.47%	0.47%	to	0.22%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)
2021	0.00%	to	0.25%	644,751	102.96	to	67.28	64,396,933	0.00%	30.84%	to	30.51%
2020	0.00%	to	0.25%	712,462	78.70	to	51.56	49,314,100	0.02%	22.69%	to	22.38%
2019	0.00%	to	0.25%	795,273	64.14	to	42.13	44,132,344	0.07%	25.65%	to	25.33%
2018	0.00%	to	0.25%	916,577	51.05	to	33.61	39,442,351	0.01%	-12.63%	to	-12.85%
2017	0.00%	to	0.25%	970,377	58.43	to	38.57	48,099,161	0.00%	13.49%	to	13.20%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
2021	0.00%	to	0.25%	507,073	72.26	to	68.28	36,139,695	0.00%	10.31%	to	10.03%
2020	0.00%	to	0.25%	530,757	65.51	to	62.06	34,251,785	0.00%	40.89%	to	40.54%
2019	0.00%	to	0.25%	578,711	46.50	to	44.16	26,525,233	0.00%	35.71%	to	35.37%
2018	0.00%	to	0.25%	622,751	34.26	to	32.62	21,042,841	0.00%	-7.94%	to	-8.17%
2017	0.00%	to	0.25%	634,458	37.22	to	35.52	23,303,149	0.00%	24.92%	to	24.61%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
2021	0.00%	to	0.25%	566,793	87.96	to	65.12	49,709,406	0.00%	32.04%	to	31.71%
2020	0.00%	to	0.25%	581,640	66.62	to	49.44	37,873,821	0.08%	5.15%	to	4.89%
2019	0.00%	to	0.25%	605,244	63.35	to	47.13	37,374,355	1.06%	19.00%	to	18.70%
2018	0.00%	to	0.25%	666,577	53.24	to	39.71	34,101,799	0.68%	-16.95%	to	-17.16%
2017	0.00%	to	0.25%	717,085	64.11	to	47.93	44,148,210	0.51%	9.06%	to	8.79%
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)
2021	0.00%	to	0.20%	999,625	55.38	to	43.22	55,171,923	0.78%	21.88%	to	21.64%
2020	0.00%	to	0.25%	1,058,400	45.43	to	35.17	48,008,857	1.08%	10.35%	to	10.08%
2019	0.00%	to	0.25%	2,069,600	41.17	to	31.95	77,888,080	0.77%	29.31%	to	28.98%
2018	0.00%	to	0.25%	4,994,776	31.84	to	24.77	136,447,001	1.08%	0.00%	to	-0.25%
2017	0.00%	to	0.25%	5,166,790	31.84	to	24.84	141,543,651	0.98%	20.52%	to	20.22%
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)
2021	0.10%	to	0.25%	35,938	72.84	to	51.83	1,872,414	0.00%	12.88%	to	12.71%
2020	0.00%	to	0.25%	40,347	89.81	to	45.99	1,865,369	0.00%	39.98%	to	39.63%
2019	0.00%	to	0.25%	58,523	64.16	to	32.94	2,027,969	0.00%	32.75%	to	32.42%
2018	0.00%	to	0.25%	73,877	48.33	to	24.87	1,838,116	0.00%	-6.40%	to	-6.64%
2017	0.00%	to	0.25%	79,235	51.64	to	26.64	2,111,578	0.00%	25.29%	to	24.98%
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)
2021	0.00%			46,056	24.28			1,118,369	0.00%	12.72%
2020	0.00%			51,504	21.54			1,109,490	0.00%	39.71%
2019	0.00%			75,744	15.42			1,167,896	0.00%	32.48%
2018	0.00%			66,658	11.64			775,808	0.00%	-6.56%
2017	0.00%			88,306	12.46			1,099,883	0.00%	24.56%
Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: I Class Shares (AMRI)
2021	0.00%			463	28.50			13,195	0.57%	32.80%
2020	0.00%	to	0.10%	1,350	21.46	to	21.15	28,716	1.05%	-2.62%	to	-2.72%
2019	0.00%	to	0.20%	1,756	22.04	to	21.44	38,226	0.51%	16.74%	to	16.51%
2018	0.00%	to	0.25%	122,620	18.88	to	18.29	2,244,041	0.60%	-15.28%	to	-15.49%
2017	0.00%	to	0.25%	196,232	22.28	to	21.64	4,248,282	0.79%	16.74%	to	16.44%
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
2021	0.00%	to	0.25%	44,113	66.43	to	63.40	2,929,003	0.38%	23.48%	to	23.17%
2020	0.00%	to	0.25%	49,461	53.80	to	51.48	2,659,925	0.56%	19.56%	to	19.26%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2019	0.00%	to	0.25%	73,644	45.00	to	43.16	3,295,233	0.44%	25.88%	to	25.57%
2018	0.00%			56,641	35.75			2,024,700	0.48%	-5.73%
2017	0.00%			62,085	37.92			2,354,080	0.52%	18.43%
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)
2021	0.00%			423,072	13.81			5,843,360	3.52%	0.74%
2020	0.00%			207,597	13.71			2,846,187	2.33%	3.46%
2019	0.00%			218,350	13.25			2,893,560	2.01%	3.69%
2018	0.00%			217,249	12.78			2,776,608	1.59%	1.02%
2017	0.00%			228,876	12.65			2,895,650	1.31%	0.89%
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 3 (NOTB3)
2021	0.00%			4,742	14.66			69,534	1.04%	8.51%
2020	0.00%			3,627	13.51			49,013	2.18%	5.66%
2019	0.00%			3,618	12.79			46,272	2.19%	14.48%
2018	0.00%			3,588	11.17			40,083	1.64%	-6.15%
2017	0.00%			3,552	11.90			42,281	1.52%	10.58%
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 3 (NOTG3)
2021	0.00%			3,665	15.66			57,386	0.96%	12.43%
2020	0.00%			3,591	13.93			50,011	2.07%	5.18%
2019	0.00%			3,493	13.24			46,251	1.88%	16.93%
2018	0.00%			3,413	11.32			38,647	1.54%	-8.84%
2017	0.00%			2,874	12.42			35,698	1.59%	17.45%
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 3 (NOTMG3)
2021	0.00%			10,148	15.65			158,828	1.04%	10.98%
2020	0.00%			10,474	14.10			147,710	1.93%	5.90%
2019	0.00%			4,296	13.32			57,210	2.09%	16.16%
2018	0.00%			4,454	11.46			51,061	1.60%	-7.38%
2017	0.00%			4,249	12.38			52,590	1.60%	13.83%
PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)
2021	0.00%	to	0.25%	193,526	28.65	to	27.41	5,434,933	11.25%	16.23%	to	15.94%
2020	0.00%	to	0.25%	214,380	24.65	to	23.64	5,194,505	5.47%	8.01%	to	7.74%
2019	0.00%	to	0.25%	675,872	22.82	to	21.94	14,999,803	2.81%	11.90%	to	11.62%
2018	0.00%	to	0.25%	1,106,937	20.39	to	19.66	21,946,729	3.18%	-5.41%	to	-5.64%
2017	0.00%	to	0.25%	1,251,381	21.56	to	20.83	26,275,407	4.77%	13.54%	to	13.26%
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)
2021	0.00%	to	0.20%	103,881	14.52	to	14.13	1,491,803	5.86%	-7.52%	to	-7.70%
2020	0.00%	to	0.25%	104,814	15.70	to	15.21	1,623,712	5.60%	10.77%	to	10.50%
2019	0.00%	to	0.25%	114,171	14.18	to	13.77	1,592,948	2.03%	7.02%	to	6.76%
2018	0.00%	to	0.25%	121,129	13.25	to	12.90	1,579,260	5.27%	-3.98%	to	-4.22%
2017	0.00%	to	0.25%	107,560	13.80	to	13.47	1,463,348	1.60%	10.85%	to	10.57%
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)
2021	0.00%	to	0.25%	32,351	11.53	to	11.39	370,172	1.55%	-1.95%	to	-2.20%
2020	0.00%	to	0.25%	32,324	11.76	to	11.65	376,994	5.79%	5.55%	to	5.29%
2019	0.00%	to	0.25%	36,396	11.14	to	11.06	402,715	1.75%	7.01%	to	6.74%
2018	0.20%	to	0.25%	37,522	10.37			388,929	1.40%	1.91%	to	1.86%
2017	0.20%	to	0.25%	1,364	10.18			13,882	4.07%	1.79%	to	1.76%	****
PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class (PMVGBA)
2021	0.00%	to	0.25%	87,855	11.26	to	11.13	978,882	5.03%	-4.16%	to	-4.40%
2020	0.10%	to	0.25%	53,516	11.71	to	11.64	623,388	2.49%	10.00%	to	9.84%
2019	0.20%	to	0.25%	45,894	10.61	to	10.60	486,599	2.48%	5.91%	to	5.86%
2018	0.20%	to	0.25%	29,386	10.02	to	10.01	294,330	6.77%	-4.39%	to	-4.44%
2017	0.20%	to	0.25%	29,861	10.48			312,923	2.87%	4.82%	to	4.78%	****
PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class (PMVHYA)
2021	0.00%	to	0.25%	83,090	12.35	to	12.24	1,018,571	4.46%	3.65%	to	3.39%
2020	0.00%	to	0.25%	73,350	11.92	to	11.84	869,082	4.80%	5.72%	to	5.45%
2019	0.00%	to	0.25%	53,595	11.27	to	11.22	601,755	4.74%	14.73%	to	14.44%
2018	0.00%	to	0.25%	17,836	9.82	to	9.81	174,995	0.60%	-1.76%	to	-1.92%	****
PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)
2021	0.00%	to	0.25%	2,713,185	16.84	to	16.05	44,248,853	0.52%	-0.93%	to	-1.17%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2020	0.00%	to	0.25%	2,498,735	17.00	to	16.24	41,172,809	1.17%	2.99%	to	2.73%
2019	0.00%	to	0.25%	2,169,008	16.51	to	15.81	34,754,394	2.76%	4.03%	to	3.77%
2018	0.00%	to	0.25%	2,259,303	15.87	to	15.23	34,758,052	1.93%	0.34%	to	0.09%
2017	0.00%	to	0.25%	2,337,915	15.82	to	15.22	35,880,442	1.31%	1.35%	to	1.10%
PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class (PMVLGA)
2021	0.00%	to	0.25%	706,484	20.43	to	19.85	14,384,636	1.56%	-4.78%	to	-5.02%
2020	0.00%	to	0.25%	870,552	21.46	to	20.89	18,624,770	1.63%	17.38%	to	17.09%
2019	0.00%	to	0.25%	474,406	18.28	to	17.85	8,637,893	2.07%	13.32%	to	13.04%
2018	0.00%	to	0.25%	1,221,413	16.13	to	15.79	19,675,839	2.28%	-2.38%	to	-2.63%
2017	0.00%	to	0.25%	99,714	16.53	to	16.21	1,623,866	2.17%	8.96%	to	8.69%
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)
2021	0.00%	to	0.25%	2,307,381	25.09	to	23.90	55,948,773	4.91%	5.55%	to	5.28%
2020	0.00%	to	0.25%	2,268,919	23.77	to	22.70	52,134,936	1.43%	11.72%	to	11.44%
2019	0.00%	to	0.25%	2,292,172	21.28	to	20.37	47,192,762	1.67%	8.44%	to	8.16%
2018	0.00%	to	0.25%	2,580,241	19.62	to	18.84	48,941,173	2.45%	-2.21%	to	-2.46%
2017	0.00%	to	0.25%	2,621,163	20.07	to	19.31	50,833,643	2.37%	3.66%	to	3.40%
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)
2021	0.00%			45,474	8.40			381,859	4.87%	33.34%
2020	0.00%			23,857	6.30			150,242	6.51%	1.35%
2019	0.00%			22,676	6.21			140,900	4.51%	11.43%
2018	0.00%			21,575	5.58			120,307	1.88%	-14.13%
2017	0.00%			24,328	6.49			157,984	11.82%	2.15%
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)
2021	0.00%	to	0.25%	2,989,602	24.71	to	23.54	71,878,023	1.83%	-1.26%	to	-1.51%
2020	0.00%	to	0.25%	3,331,795	25.03	to	23.90	81,214,234	2.11%	8.64%	to	8.37%
2019	0.00%	to	0.25%	3,204,002	23.04	to	22.06	71,823,226	3.01%	8.35%	to	8.08%
2018	0.00%	to	0.25%	3,238,199	21.26	to	20.41	66,878,948	2.53%	-0.54%	to	-0.79%
2017	0.00%	to	0.25%	3,625,131	21.37	to	20.57	75,462,939	2.03%	4.92%	to	4.66%
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)
2021	0.00%			128,006	18.26			2,337,757	1.05%	27.30%
2020	0.00%			118,429	14.35			1,698,982	1.72%	5.80%
2019	0.00%			110,712	13.56			1,501,164	2.06%	30.40%
2018	0.00%			124,107	10.40			1,290,445	0.55%	-8.49%
2017	0.00%			87,969	11.36			999,528	0.00%	13.62%		*	***
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)
2021	0.00%			115,984	31.63			3,668,364	0.00%	22.65%
2020	0.00%			140,034	25.79			3,610,974	0.03%	38.71%
2019	0.00%			101,955	18.59			1,895,388	0.15%	36.74%
2018	0.00%			137,529	13.60			1,869,742	0.00%	2.38%
2017	0.00%			110,820	13.28			1,471,597	0.10%	30.90%
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)
2021	0.00%			33,202	32.77			1,087,970	1.17%	8.82%
2020	0.00%			40,015	30.11			1,204,943	1.60%	12.10%
2019	0.00%			45,519	26.86			1,222,782	1.37%	25.15%
2018	0.00%			46,112	21.46			989,761	1.40%	-19.11%
2017	0.00%			39,804	26.54			1,056,240	2.24%	26.58%
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB (PVTSCB)
2021	0.10%	to	0.25%	55,525	27.20	to	26.63	1,483,580	0.70%	39.76%	to	39.55%
2020	0.20%	to	0.25%	54,468	19.21	to	19.08	1,041,141	1.12%	3.76%	to	3.70%
2019	0.20%	to	0.25%	42,112	18.51	to	18.40	776,045	0.61%	23.99%	to	23.93%
2018	0.00%	to	0.25%	40,721	15.27	to	14.85	607,704	0.40%	-19.93%	to	-20.13%
2017	0.00%	to	0.25%	51,534	19.07	to	18.59	961,350	0.75%	7.87%	to	7.60%
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)
2021	0.10%	to	0.25%	49,547	58.71	to	57.04	2,902,497	0.00%	29.85%	to	29.65%
2020	0.00%	to	0.25%	56,567	46.05	to	43.99	2,537,248	0.00%	23.79%	to	23.48%
2019	0.00%	to	0.25%	114,963	37.20	to	35.62	4,163,533	0.00%	19.55%	to	19.25%
2018	0.00%	to	0.25%	144,169	31.12	to	29.87	4,326,771	0.00%	-9.04%	to	-9.27%
2017	0.00%	to	0.25%	154,935	34.21	to	32.93	5,124,746	0.61%	5.18%	to	4.92%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio (TRBCGP)
2021	0.00%	to	0.25%	2,832,664	49.84	to	48.71	139,027,186	0.00%	17.62%	to	17.33%
2020	0.00%	to	0.25%	3,107,541	42.37	to	41.52	129,855,277	0.00%	34.28%	to	33.94%
2019	0.00%	to	0.25%	3,244,814	31.56	to	31.00	101,115,679	0.00%	29.89%	to	29.56%
2018	0.00%	to	0.25%	3,549,101	24.29	to	23.92	85,324,670	0.00%	1.92%	to	1.66%
2017	0.00%	to	0.25%	2,734,104	23.84	to	23.53	64,558,274	0.00%	36.17%	to	35.83%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II (TREI2)
2021	0.00%	to	0.25%	447,039	49.76	to	47.42	21,581,763	1.34%	25.22%	to	24.90%
2020	0.00%	to	0.25%	523,995	39.74	to	37.96	20,125,400	2.06%	0.96%	to	0.70%
2019	0.00%	to	0.25%	632,019	39.37	to	37.70	24,039,343	2.07%	26.04%	to	25.73%
2018	0.00%	to	0.25%	683,732	31.23	to	29.98	20,635,692	1.77%	-9.69%	to	-9.92%
2017	0.00%	to	0.25%	776,338	34.58	to	33.28	25,992,814	1.47%	15.73%	to	15.44%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)
2021	0.00%			213,874	74.54			15,942,854	0.00%	12.83%
2020	0.00%			244,003	66.07			16,120,573	0.00%	29.27%
2019	0.00%			239,216	51.11			12,226,008	0.00%	28.63%
2018	0.00%			283,769	39.73			11,275,030	0.00%	0.86%
2017	0.00%	to	0.25%	592,826	39.40	to	38.42	23,105,468	0.00%	27.31%	to	26.99%
T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited-Term Bond Portfolio (TRLT1)
2021	0.10%	to	0.25%	2,297,000	11.76	to	11.56	26,758,154	1.30%	0.04%	to	-0.12%
2020	0.00%	to	0.25%	1,117,432	11.87	to	11.58	12,996,616	1.95%	4.70%	to	4.44%
2019	0.00%	to	0.25%	2,482,744	11.34	to	11.09	27,582,145	2.39%	4.35%	to	4.09%
2018	0.00%	to	0.25%	2,121,125	10.87	to	10.65	22,607,912	2.02%	1.18%	to	0.92%
2017	0.00%	to	0.25%	1,699,172	10.74	to	10.55	17,941,907	1.47%	1.06%	to	0.81%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II (TRMCG2)
2021	0.10%	to	0.25%	390,808	114.14	to	110.88	43,630,859	0.00%	14.45%	to	14.28%
2020	0.10%	to	0.25%	371,947	99.72	to	97.02	36,246,339	0.00%	23.35%	to	23.17%
2019	0.10%	to	0.25%	407,648	80.85	to	78.77	32,234,125	0.00%	30.85%	to	30.65%
2018	0.10%	to	0.25%	402,726	61.79	to	60.29	24,296,604	0.00%	-2.40%	to	-2.54%
2017	0.20%	to	0.25%	434,376	62.34	to	61.87	26,892,004	0.00%	24.20%	to	24.13%
T. Rowe Price Equity Series, Inc. - T. Rowe Price All-Cap Opportunities Portfolio (TRNAG1)
2021	0.00%	to	0.25%	977,708	90.85	to	86.92	86,538,494	0.00%	20.80%	to	20.49%
2020	0.00%	to	0.25%	1,053,561	75.21	to	72.14	77,132,392	0.00%	44.37%	to	44.01%
2019	0.00%	to	0.25%	1,133,445	52.09	to	50.09	57,464,928	0.42%	34.93%	to	34.59%
2018	0.00%	to	0.25%	1,173,553	38.61	to	37.22	43,978,505	0.16%	1.16%	to	0.90%
2017	0.00%	to	0.25%	1,280,669	38.16	to	36.88	47,540,100	0.11%	34.43%	to	34.09%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Moderate Allocation Portfolio (TRPSB1)
2021	0.00%	to	0.25%	315,297	29.27	to	28.18	9,074,608	0.97%	10.06%	to	9.79%
2020	0.00%	to	0.25%	357,259	26.59	to	25.67	9,307,068	1.34%	14.54%	to	14.25%
2019	0.00%	to	0.25%	398,214	23.22	to	22.47	9,060,881	1.93%	19.80%	to	19.50%
2018	0.00%	to	0.25%	480,068	19.38	to	18.80	9,041,888	2.10%	-5.08%	to	-5.32%
2017	0.00%	to	0.25%	258,877	20.42	to	19.86	5,154,799	1.47%	17.41%	to	17.12%
VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
2021	0.00%	to	0.25%	156,898	49.45	to	59.66	8,416,338	0.94%	-11.87%	to	-12.09%
2020	0.00%	to	0.25%	190,708	56.11	to	67.86	11,533,978	2.02%	17.25%	to	16.96%
2019	0.00%	to	0.25%	217,323	47.86	to	58.02	11,270,070	0.48%	30.60%	to	30.27%
2018	0.00%	to	0.25%	244,574	36.65	to	44.54	9,731,215	0.29%	-23.49%	to	-23.68%
2017	0.00%	to	0.25%	256,411	47.89	to	58.36	13,060,213	0.39%	51.03%	to	50.66%
VanEck VIP Trust - Global Resources Fund: Initial Class (VWHA)
2021	0.00%	to	0.25%	464,856	36.19	to	41.31	19,077,021	0.44%	18.92%	to	18.62%
2020	0.00%	to	0.25%	479,161	30.43	to	34.82	16,292,094	0.93%	19.11%	to	18.81%
2019	0.00%	to	0.25%	539,484	25.55	to	29.31	15,250,927	0.00%	11.87%	to	11.59%
2018	0.00%	to	0.25%	785,577	22.84	to	26.26	20,077,057	0.00%	-28.28%	to	-28.46%
2017	0.00%	to	0.25%	860,088	31.84	to	36.71	30,644,694	0.00%	-1.70%	to	-1.94%
Vanguard Variable Insurance Fund - Balanced Portfolio (VVB)
2021	0.00%	to	0.25%	663,170	32.40	to	31.28	21,187,425	1.58%	19.02%	to	18.72%
2020	0.00%	to	0.25%	522,971	27.22	to	26.35	13,867,162	2.63%	10.68%	to	10.40%
2019	0.20%	to	0.25%	496,895	24.01	to	23.87	11,921,228	2.60%	22.24%	to	22.18%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2018	0.20%	to	0.25%	502,080	19.64	to	19.54	9,854,999	2.31%	-3.60%	to	-3.65%
2017	0.20%	to	0.25%	526,651	20.38	to	20.28	10,724,851	2.25%	14.49%	to	14.43%
Vanguard Variable Insurance Fund - Capital Growth Portfolio (VVCG)
2021	0.10%	to	0.25%	888,352	25.17	to	24.92	22,327,421	0.90%	21.42%	to	21.24%
2020	0.20%	to	0.25%	937,936	20.61	to	20.55	19,323,339	1.45%	17.24%	to	17.18%
2019	0.20%	to	0.25%	1,124,585	17.58	to	17.54	19,763,411	1.10%	26.25%	to	26.18%
2018	0.20%	to	0.25%	1,154,543	13.93	to	13.90	16,073,057	0.79%	-1.38%	to	-1.43%
2017	0.20%	to	0.25%	1,112,691	14.12	to	14.10	15,707,835	1.10%	28.58%	to	28.51%
Vanguard Variable Insurance Fund - Diversified Value Portfolio (VVDV)
2018	0.20%	to	0.25%	639,958	17.15	to	17.06	10,969,558	2.56%	-9.30%	to	-9.34%
2017	0.20%	to	0.25%	710,009	18.91	to	18.82	13,419,424	2.87%	12.93%	to	12.87%
Vanguard Variable Insurance Fund - Equity Income Portfolio (VVEI)
2021	0.00%			50,487	14.01			707,441	0.91%	25.33%
2020	0.00%			14,840	11.18			165,921	1.10%	3.25%		*	***
Vanguard Variable Insurance Fund - Equity Index Portfolio (VVEIX)
2021	0.00%			7,217	16.72			120,636	1.20%	28.55%
2020	0.00%			8,031	13.00			104,429	0.00%	18.20%		*	***
Vanguard Variable Insurance Fund - Growth Portfolio (VVG)
2021	0.00%			17,371	17.99			312,566	0.02%	17.86%		*	***
Vanguard Variable Insurance Fund-Global Bond Index Portfolio (VVGBI)
2021	0.00%			8,232	10.70			88,045	0.00%	-1.84%		*	***
Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)
2021	0.00%	to	0.25%	4,229,653	14.09	to	13.70	58,801,793	2.07%	-1.72%	to	-1.96%
2020	0.00%	to	0.25%	4,401,877	14.33	to	13.98	61,796,645	1.99%	7.58%	to	7.31%
2019	0.20%	to	0.25%	3,770,243	13.08	to	13.02	49,299,409	2.57%	8.46%	to	8.40%
2018	0.20%	to	0.25%	2,802,309	12.06	to	12.02	33,788,586	1.84%	-0.33%	to	-0.38%
2017	0.20%	to	0.25%	2,158,608	12.10	to	12.06	26,115,804	2.27%	3.28%	to	3.22%
Vanguard Variable Insurance Fund - International Portfolio (VVI)
2021	0.00%	to	0.25%	546,009	28.27	to	27.30	15,185,427	0.30%	-1.54%	to	-1.79%
2020	0.00%	to	0.25%	652,790	28.71	to	27.79	18,252,019	1.20%	57.58%	to	57.19%
2019	0.20%	to	0.25%	684,174	17.79	to	17.68	12,160,075	1.40%	30.95%	to	30.89%
2018	0.20%	to	0.25%	790,875	13.58	to	13.51	10,734,926	0.75%	-12.79%	to	-12.83%
2017	0.20%	to	0.25%	797,393	15.58	to	15.50	12,411,972	0.99%	42.39%	to	42.32%
Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)
2021	0.00%	to	0.25%	811,601	41.06	to	39.64	32,778,080	1.09%	24.36%	to	24.05%
2020	0.00%	to	0.25%	905,295	33.02	to	31.96	29,104,519	1.61%	18.07%	to	17.78%
2019	0.20%	to	0.25%	1,017,241	27.30	to	27.14	27,746,660	1.48%	30.61%	to	30.55%
2018	0.20%	to	0.25%	1,155,762	20.90	to	20.79	24,138,907	1.21%	-9.51%	to	-9.56%
2017	0.20%	to	0.25%	1,281,420	23.10	to	22.98	29,579,690	1.18%	18.84%	to	18.78%
Vanguard Variable Insurance Fund - Real Estate Index Portfolio (VVREI)
2021	0.00%	to	0.25%	93,364	33.19	to	32.29	3,061,574	2.14%	40.21%	to	39.86%
2020	0.00%	to	0.25%	127,533	23.68	to	23.09	2,959,928	2.69%	-4.85%	to	-5.09%
2019	0.20%	to	0.25%	100,637	24.44	to	24.33	2,457,561	2.74%	28.55%	to	28.48%
2018	0.20%	to	0.25%	121,963	19.01	to	18.93	2,317,105	5.01%	-5.54%	to	-5.59%
2017	0.20%	to	0.25%	418,417	20.12	to	20.05	8,416,439	2.48%	4.57%	to	4.52%
Vanguard Variable Insurance Fund - Small Company Growth Portfolio (VVSCG)
2021	0.00%	to	0.25%	216,823	39.89	to	38.95	8,552,346	0.38%	14.22%	to	13.93%
2020	0.00%	to	0.25%	248,618	34.93	to	34.19	8,532,316	0.67%	23.18%	to	22.88%
2019	0.20%	to	0.25%	278,570	27.93	to	27.82	7,775,653	0.53%	27.85%	to	27.79%
2018	0.20%	to	0.25%	294,192	21.84	to	21.77	6,423,351	0.32%	-7.45%	to	-7.50%
2017	0.20%	to	0.25%	233,629	23.60	to	23.54	5,512,048	0.45%	23.22%	to	23.16%
Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)
2021	0.00%			8,815	15.00			132,235	0.89%	-0.45%
2020	0.00%			1,592	15.07			23,991	0.00%	5.49%
2017	0.20%	to	0.25%	351,131	13.11	to	13.05	4,600,829	1.83%	1.89%	to	1.84%
Vanguard Variable Insurance Fund-Total International Stock Market Index Portfolio (VVTISI)
2021	0.00%	to	0.25%	1,412,234	13.86	to	13.75	19,493,368	1.85%	8.53%	to	8.26%
2020	0.20%	to	0.25%	1,568,615	12.71	to	12.70	19,935,377	2.16%	10.96%	to	10.90%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2019	0.20%	to	0.25%	1,386,663	11.46	to	11.45	15,883,704	1.95%	21.31%	to	21.25%
2018	0.20%	to	0.25%	1,102,651	9.44			10,412,288	0.00%	-5.57%	to	-5.58%	****
Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio (VVTSM)
2021	0.00%			10,594	16.57			175,593	0.00%	25.64%		*	***
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I (VRVDRI)
2021	0.00%	to	0.25%	278,623	15.80	to	15.70	4,386,615	1.15%	46.87%	to	46.50%
2020	0.00%	to	0.25%	239,764	10.76	to	10.71	2,573,424	1.46%	-1.33%	to	-1.58%
2019	0.00%	to	0.25%	89,155	10.90	to	10.89	970,992	2.55%	9.04%	to	8.86%	****
Allspring Variable Trust - VT Discovery Fund: Class 2 (SVDF)
2021	0.00%	to	0.25%	586,509	48.55	to	46.85	28,174,829	0.00%	-5.04%	to	-5.28%
2020	0.00%	to	0.25%	644,734	51.13	to	49.46	32,612,947	0.00%	62.65%	to	62.24%
2019	0.00%	to	0.25%	647,369	31.44	to	30.49	20,125,583	0.00%	39.02%	to	38.67%
2018	0.00%	to	0.25%	683,178	22.61	to	21.98	15,285,492	0.00%	-7.06%	to	-7.30%
2017	0.00%	to	0.25%	685,998	24.33	to	23.71	16,520,847	0.00%	29.13%	to	28.81%
Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)
2021	0.10%			163,407	59.31			9,692,259	0.04%	24.65%
2020	0.00%	to	0.25%	182,183	48.58	to	46.13	8,449,644	0.44%	21.00%	to	20.70%
2019	0.00%	to	0.25%	201,520	40.14	to	38.22	7,744,811	0.28%	31.46%	to	31.14%
2018	0.00%	to	0.25%	197,765	30.54	to	29.14	5,775,436	0.19%	-7.15%	to	-7.38%
2017	0.00%	to	0.25%	219,564	32.89	to	31.47	6,924,848	0.67%	20.44%	to	20.14%
Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)
2021	0.00%	to	0.25%	256,359	46.81	to	45.17	11,759,945	0.00%	7.64%	to	7.37%
2020	0.00%	to	0.25%	237,092	43.48	to	42.07	10,128,757	0.00%	57.78%	to	57.39%
2019	0.00%	to	0.25%	251,278	27.56	to	26.73	6,799,161	0.00%	24.83%	to	24.52%
2018	0.00%	to	0.25%	312,243	22.08	to	21.46	6,789,362	0.00%	1.31%	to	1.06%
2017	0.00%	to	0.25%	270,319	21.79	to	21.24	5,797,136	0.00%	25.86%	to	25.54%

*

This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the policyholder accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.